UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-09301

TIAA-CREF FUNDS

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Stewart P. Greene, Esq.
c/o TIAA-CREF
730 Third Avenue
New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2010

Item 1. Schedule of Investments.

TIAA-CREF FUNDS – Real Estate Securities Fund

TIAA-CREF FUNDS
REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2010

SHARES		COMPANY	VALUE

COMMON STOCKS - 96.3%

ASSET MANAGEMENT & CUSTODY BANKS - 1.9%
250,000		iShares Dow Jones US Real Estate Index Fund	$13,990,000

		TOTAL ASSET MANAGEMENT & CUSTODY BANKS	13,990,000

DIVERSIFIED REIT’S - 4.7%
420,000		Vornado Realty Trust	34,998,600

		TOTAL DIVERSIFIED REIT’S	34,998,600

HOMEBUILDING - 0.8%
800,000	*	Pulte Homes, Inc	6,016,000

		TOTAL HOMEBUILDING	6,016,000

HOTELS, RESORTS & CRUISE LINES - 2.1%
1,200,000	*	Orient-Express Hotels Ltd (Class A)	15,588,000

		TOTAL HOTELS, RESORTS & CRUISE LINES	15,588,000

INDUSTRIAL REIT’S - 3.8%
300,000		AMB Property Corp	9,513,000
195,000		EastGroup Properties, Inc	8,252,400
150,000	*	First Industrial Realty Trust, Inc	1,314,000
600,000		Prologis	8,664,000

		TOTAL INDUSTRIAL REIT’S	27,743,400

MORTGAGE REIT’S - 0.8%
350,000		Annaly Mortgage Management, Inc	6,272,000

		TOTAL MORTGAGE REIT’S	6,272,000

OFFICE REIT’S - 12.5%
190,000		Alexandria Real Estate Equities, Inc	13,919,400
370,000		BioMed Realty Trust, Inc	6,900,500
425,000		Boston Properties, Inc	36,592,500
160,000		Corporate Office Properties Trust	5,592,000
220,000		Digital Realty Trust, Inc	11,338,800
75,000		Kilroy Realty Corp	2,735,250
350,000		Mission West Properties, Inc	2,341,500
215,000		SL Green Realty Corp	14,514,650

		TOTAL OFFICE REIT’S	93,934,600

OTHER DIVERSIFIED FINANCIAL SERVICES - 0.0%
211,200	*,m	People’s Choice Financial Corp	0

		TOTAL OTHER DIVERSIFIED FINANCIAL SERVICES	0

REAL ESTATE DEVELOPMENT - 0.5%
200,000	*	Forestar Real Estate Group, Inc	3,860,000

		TOTAL REAL ESTATE DEVELOPMENT	3,860,000

TIAA-CREF FUNDS – Real Estate Securities Fund

SHARES		COMPANY	VALUE

REAL ESTATE OPERATING COMPANIES - 2.2%
3,850,000	*,a	Thomas Properties Group, Inc	$16,247,000

		TOTAL REAL ESTATE OPERATING COMPANIES	16,247,000

RESIDENTIAL REIT’S - 16.4%
445,000		American Campus Communities, Inc	14,133,200
200,000		Associated Estates Realty Corp	3,058,000
220,000		AvalonBay Communities, Inc	24,761,000
140,000		Camden Property Trust	7,557,200
900,000		Equity Residential	46,755,000
180,000		Essex Property Trust, Inc	20,559,600
300,000		UDR, Inc	7,056,000

		TOTAL RESIDENTIAL REIT’S	123,880,000

RETAIL REIT’S - 22.6%
1,500,000		Developers Diversified Realty Corp	21,135,000
170,000		Federal Realty Investment Trust	13,248,100
50,452	b	General Growth Properties, Inc	780,997
200,000		Glimcher Realty Trust	1,680,000
700,000		Kimco Realty Corp	12,628,000
380,000		Macerich Co	18,000,600
150,000		Realty Income Corp	5,130,000
250,000		Regency Centers Corp	10,560,000
775,000		Simon Property Group, Inc	77,104,750
150,000		Tanger Factory Outlet Centers, Inc	7,678,500
35,000		Taubman Centers, Inc	1,766,800

		TOTAL RETAIL REIT’S	169,712,747

SPECIALIZED REIT’S - 28.0%
346,363		Entertainment Properties Trust	16,019,289
190,000		Extra Space Storage, Inc	3,306,000
500,000	*	FelCor Lodging Trust, Inc	3,520,000
780,000		HCP, Inc	28,696,200
400,000		Health Care REIT, Inc	19,056,000
850,000		Hersha Hospitality Trust	5,610,000
1,800,000		Host Marriott Corp	32,166,000
60,000		LaSalle Hotel Properties	1,584,000
460,000		Nationwide Health Properties, Inc	16,734,800
200,000		Plum Creek Timber Co, Inc	7,490,000
350,000		Public Storage, Inc	35,497,000
100,000		Sovran Self Storage, Inc	3,681,000
350,000	*	Sunstone Hotel Investors, Inc	3,615,500
600,000		U-Store-It Trust	5,718,000
400,000		Ventas, Inc	20,992,000
400,000		Weyerhaeuser Co	7,572,000

		TOTAL SPECIALIZED REIT’S	211,257,789

		TOTAL COMMON STOCKS	723,500,136
		(Cost $696,750,355)

TIAA-CREF FUNDS – Real Estate Securities Fund

SHARES		COMPANY	VALUE

PREFERRED STOCK - 1.0%

OFFICE REIT’S - 0.4%
120,000	*	SL Green Realty Corp	$3,000,000

		TOTAL OFFICE REIT’S	3,000,000

RETAIL REIT’S - 0.6%
186,000	*	CBL & Associates Properties, Inc	4,393,320

		TOTAL RETAIL REIT’S	4,393,320

		TOTAL PREFERRED STOCK	7,393,320
		(Cost $6,771,246)

PRINCIPAL	ISSUER	MATURITY DATE

SHORT-TERM INVESTMENTS - 1.5%
GOVERNMENT AGENCY DEBT - 1.5%
$11,420,000	Federal Home Loan Bank (FHLB)	01/03/11	11,419,999

			11,419,999

	TOTAL SHORT-TERM INVESTMENTS		11,419,999
	(Cost $11,419,999)

	TOTAL INVESTMENTS - 98.8%		742,313,455
	(Cost $714,941,600)
	OTHER ASSETS & LIABILITIES, NET - 1.2%		9,093,440

	NET ASSETS - 100.0%		$751,406,895

Abbreviation(s):
	REIT	Real Estate Investment Trust

*	Non-income producing.
a	Affiliated holding.
b	In bankruptcy.
f	Restricted security.
m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS – Bond Fund

TIAA-CREF FUNDS
BOND FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2010

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BONDS - 96.4%

CORPORATE BONDS - 31.7%

AUTOMOBILES & COMPONENTS - 0.1%
$375,000		Harsco Corp	5.130%	09/15/13	$404,877
745,000	g	Hyundai Motor Manufacturer	4.500	04/15/15	764,455

		TOTAL AUTOMOBILES & COMPONENTS			1,169,332

BANKS - 6.6%
925,000	g	Banco Bradesco S.A.	5.900	01/16/21	926,110
850,000	g	Banco de Credito del Peru	5.380	09/16/20	837,250
630,000	g	Banco del Estado de Chile	4.130	10/07/20	598,416
1,055,000	g	Banco do Brasil S.A.	4.500	01/22/15	1,097,200
990,000	g	Banco do Brasil S.A.	5.380	01/15/21	970,200
925,000	g	Banco Santander Brasil	4.500	04/06/15	943,561
990,000	g,i	Banco Santander Chile	1.540	04/20/12	989,631
790,000	g	Banco Santander Chile	3.750	09/22/15	789,932
3,440,000		Bank of America	4.880	09/15/12	3,591,828
123,357		Bank of America Corp	7.400	01/15/11	123,559
3,295,000		Bank of America Corp	2.380	06/22/12	3,380,047
715,000		Bank of America Corp	7.380	05/15/14	794,780
3,880,000		Bank of America Corp	3.700	09/01/15	3,846,496
1,690,000		Bank of America Corp	5.300	03/15/17	1,712,702
1,125,000		Bank of America Corp	6.000	09/01/17	1,179,006
1,160,000		Bank of America Corp	5.750	12/01/17	1,207,126
4,780,000	g	Bank of Nova Scotia	1.650	10/29/15	4,569,102
123,357		Bank One Corp	5.900	11/15/11	128,640
235,000	i	BB&T Capital Trust IV	6.820	06/12/57	231,769
845,000		BB&T Corp	3.850	07/27/27	879,043
745,000	g	Canadian Imperial Bank of Commerce	2.000	02/04/13	758,319
123,357		Citigroup, Inc	6.000	02/21/12	129,398
7,900,000		Citigroup, Inc	2.130	04/30/12	8,060,322
1,000,000		Citigroup, Inc	6.000	12/13/13	1,092,735
1,565,000		Citigroup, Inc	5.500	10/15/14	1,686,205
730,000		Citigroup, Inc	6.130	05/15/18	799,735
4,265,000		Citigroup, Inc	5.380	08/09/20	4,431,365
1,125,000		Citigroup, Inc	6.880	03/05/38	1,247,894
565,000		Citigroup, Inc	8.130	07/15/39	718,757
10,335,000	g	Depfa ACS Bank	5.130	03/16/37	6,889,032
600,000		Deutsche Bank AG.	3.880	08/18/14	629,852
935,000		Discover Bank	7.000	04/15/20	1,005,164
555,000		Eksportfinans ASA	5.000	02/14/12	581,121
2,250,000		Eksportfinans ASA	2.000	09/15/15	2,197,395
800,000		First Horizon National Corp	5.380	12/15/15	807,536
185,000		Golden West Financial Corp	4.750	10/01/12	195,735
2,835,000	g	HSBC Bank plc	3.500	06/28/15	2,906,173

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,320,000	g	HSBC Bank plc	4.130%	08/12/20	$1,268,678
225,000	g,i	HSBC Capital Funding LP	4.610	12/30/49	212,469
675,000		HSBC Holdings plc	6.500	09/15/37	706,887
1,335,000	g	ICICI Bank Ltd	5.500	03/25/15	1,389,309
580,000	g	Itau Unibanco Banco Multiplo S.A.	6.200	04/15/20	595,859
990,000	g	Itau Unibanco Holdings S.A.	5.750	01/22/21	987,525
660,000		JP Morgan Chase Capital XXV	6.800	10/01/37	680,520
7,245,000		JPMorgan Chase & Co	3.130	12/01/11	7,425,356
895,000		JPMorgan Chase & Co	5.130	09/15/14	952,344
1,465,000		JPMorgan Chase & Co	3.400	06/24/15	1,493,941
4,555,000		JPMorgan Chase & Co	4.250	10/15/20	4,448,641
925,000		JPMorgan Chase & Co	5.500	10/15/40	945,480
2,635,000		KeyBank NA	3.200	06/15/12	2,733,494
470,000	i	Manufacturers & Traders Trust Co	5.630	12/01/21	442,407
245,000		Mellon Funding Corp	6.400	05/14/11	250,064
1,975,000		New York Community Bank	3.000	12/16/11	2,022,313
500,000		Noble Holding International Ltd	3.450	08/01/15	510,591
1,320,000		Noble Holding International Ltd	4.900	08/01/20	1,365,536
1,850,000		Northern Trust Corp	4.630	05/01/14	2,000,083
1,255,000		PNC Funding Corp	5.130	02/08/20	1,308,076
1,320,000		Regions Bank	3.250	12/09/11	1,354,902
990,000	g	Shinhan Bank	4.380	09/15/15	1,002,691
1,320,000		Sovereign Bancorp, Inc	2.750	01/17/12	1,349,993
1,975,000		Sovereign Bancorp, Inc	2.500	06/15/12	2,029,006
560,000	g	Sumitomo Mitsui Banking Corp	3.150	07/22/15	569,965
945,000		Union Bank of California NA	5.950	05/11/16	1,005,858
7,602,000		US Central Federal Credit Union	1.900	10/19/12	7,761,361
285,000		USB Capital XIII Trust	6.630	12/15/39	291,108
890,000	g	Vnesheconombank	6.800	11/22/25	887,775
135,000		Wachovia Bank NA	5.300	10/15/11	139,926
971,000		Wachovia Bank NA	4.800	11/01/14	1,032,384
1,490,000		Wachovia Bank NA	5.850	02/01/37	1,499,521
2,635,000		Wells Fargo & Co	2.130	06/15/12	2,695,576
3,230,000		Wells Fargo & Co	4.750	02/09/15	3,426,633
3,295,000		Western Corporate Federal Credit Union	1.750	11/02/12	3,354,587
2,145,000		Westpac Banking Corp	3.000	08/04/15	2,155,849
375,000		Zions Bancorporation	7.750	09/23/14	390,941

		TOTAL BANKS			125,620,785

CAPITAL GOODS - 0.5%
220,000		Black & Decker Corp	8.950	04/15/14	261,587
750,000		CRH America, Inc	4.130	01/15/16	745,208
710,000		DIRECTV Holdings LLC	3.550	03/15/15	721,305
620,000		Dover Corp	6.500	02/15/11	624,196
1,305,000	g	Gold Fields Orogen Holding BVI Ltd	4.880	10/07/20	1,248,407
525,000		Goodrich Corp	6.130	03/01/19	594,126
2,025,000		ITT Corp	4.900	05/01/14	2,173,962
425,000		John Deere Capital Corp	2.950	03/09/15	436,593
791,000	g	Myriad International Holding BV	6.380	07/28/17	828,493
605,000		Tyco International Finance S.A.	6.000	11/15/13	671,149
345,000		Tyco International Finance S.A.	4.130	10/15/14	365,835
350,000		United Technologies Corp	5.400	05/01/35	362,524

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$155,000		United Technologies Corp	6.050%	06/01/36	$175,011
355,000		United Technologies Corp	5.700	04/15/40	387,006

		TOTAL CAPITAL GOODS			9,595,402

COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
500,000		Daimler Finance North America LLC	5.880	03/15/11	505,070
890,000		Daimler Finance North America LLC	5.750	09/08/11	919,620
123,357		Daimler Finance North America LLC	7.300	01/15/12	131,065
745,000	g	National Agricultural Cooperative Federation	4.250	01/28/16	746,968
695,000		News America, Inc	7.250	05/18/18	838,534
225,000		News America, Inc	7.630	11/30/28	262,200
600,000		News America, Inc	6.200	12/15/34	629,991
730,000		News America, Inc	6.650	11/15/37	808,541
600,000		News America, Inc	6.900	08/15/39	686,951
645,000		Republic Services, Inc	5.000	03/01/20	678,688
925,000		Republic Services, Inc	5.250	11/15/21	974,841
845,000		Republic Services, Inc	6.200	03/01/40	915,954
1,220,000		Svensk Exportkredit AB	5.130	03/01/17	1,353,100
2,585,000		Waste Management, Inc	6.130	11/30/39	2,766,426

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			12,217,949

CONSUMER DURABLES & APPAREL - 0.0%
810,000		Whirlpool Corp	8.000	05/01/12	872,870

		TOTAL CONSUMER DURABLES & APPAREL			872,870

CONSUMER SERVICES - 0.1%
1,580,000		McDonald’s Corp	3.500	07/15/20	1,524,003
123,357		Walt Disney Co	6.380	03/01/12	131,374
990,000		Walt Disney Co	4.500	12/15/13	1,081,208

		TOTAL CONSUMER SERVICES			2,736,585

DIVERSIFIED FINANCIALS - 8.8%
385,000		American Express Co	7.000	03/19/18	448,438
1,370,000		American Express Co	8.130	05/20/19	1,704,569
530,000		Ameriprise Financial, Inc	5.300	03/15/20	557,591
925,000	g	Banco Mercantil del Norte S.A.	4.380	07/19/15	938,832
990,000	g	Bangkok Bank PCL	4.800	10/18/20	948,639
3,955,000	g	Bank of Montreal	2.850	06/09/15	4,017,461
845,000		Bank of New York Mellon Corp	4.300	05/15/14	901,611
580,000		Bank of New York Mellon Corp	5.450	05/15/19	637,125
615,000		Barclays Bank plc	5.200	07/10/14	664,250
1,125,000		BlackRock, Inc	3.500	12/10/14	1,166,644
1,290,000		BlackRock, Inc	5.000	12/10/19	1,347,045
740,000	g	BM&FBOVESPA S.A.	5.500	07/16/20	752,997
1,975,000	g	Canadian Imperial Bank of Commerce	2.600	07/02/15	1,985,766
890,000		Capital One Bank USA NA	8.800	07/15/19	1,094,735
730,000		Capital One Capital V	8.880	05/15/40	760,113
975,000		Capital One Financial Corp	5.700	09/15/11	1,006,498
7,245,000		Citigroup Funding, Inc	2.000	03/30/12	7,363,288
7,245,000		Citigroup Funding, Inc	1.880	10/22/12	7,390,095
6,585,000		Citigroup Funding, Inc	2.250	12/10/12	6,773,416
1,500,000		Credit Suisse	5.000	05/15/13	1,614,423

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,420,000		Credit Suisse	5.500%	05/01/14	$1,557,246
1,125,000		Credit Suisse	5.300	08/13/19	1,188,304
123,357		Credit Suisse USA, Inc	6.500	01/15/12	130,326
660,000		Eaton Vance Corp	6.500	10/02/17	748,175
925,000		Franklin Resources, Inc	3.130	05/20/15	941,979
3,295,000		General Electric Capital Corp	2.250	03/12/12	3,364,726
1,580,000		General Electric Capital Corp	2.200	06/08/12	1,615,373
123,357		General Electric Capital Corp	6.000	06/15/12	131,870
1,975,000		General Electric Capital Corp	2.130	12/21/12	2,029,186
2,635,000		General Electric Capital Corp	2.630	12/28/12	2,732,982
465,000		General Electric Capital Corp	2.800	01/08/13	475,370
3,865,000		General Electric Capital Corp	1.880	09/16/13	3,867,068
4,015,000		General Electric Capital Corp	5.500	06/04/14	4,384,380
1,915,000		General Electric Capital Corp	4.380	09/16/20	1,884,661
810,000		General Electric Capital Corp	6.880	01/10/39	936,085
11,190,000		GMAC, Inc	1.750	10/30/12	11,388,196
31,064,000		GMAC, Inc	2.200	12/19/12	31,950,224
660,000	i	Goldman Sachs Capital II	5.790	12/30/49	559,350
123,357		Goldman Sachs Group, Inc	6.600	01/15/12	130,445
75,000		Goldman Sachs Group, Inc	3.630	08/01/12	77,400
990,000		Goldman Sachs Group, Inc	5.700	09/01/12	1,056,685
250,000		Goldman Sachs Group, Inc	3.700	08/01/15	254,728
1,700,000		Goldman Sachs Group, Inc	5.350	01/15/16	1,826,483
1,025,000		Goldman Sachs Group, Inc	7.500	02/15/19	1,195,141
2,520,000		Goldman Sachs Group, Inc	5.380	03/15/20	2,604,070
600,000		Goldman Sachs Group, Inc	6.000	06/15/20	648,398
135,000		Goldman Sachs Group, Inc	6.450	05/01/36	132,617
335,000		Goldman Sachs Group, Inc	6.750	10/01/37	342,503
1,005,000		HSBC Finance Corp	5.250	01/14/11	1,006,012
123,357		HSBC Finance Corp	7.000	05/15/12	132,355
3,875,000		HSBC Finance Corp	4.750	07/15/13	4,086,862
448,000	g	Hyundai Capital America	3.750	04/06/16	439,992
575,000	g	International Lease Finance Corp	6.500	09/01/14	609,500
1,020,000		Jefferies Group, Inc	3.880	11/09/15	1,002,562
515,000		Landwirtschaftliche Rentenbank	5.250	07/02/12	549,249
1,975,000		Landwirtschaftliche Rentenbank	5.130	02/01/17	2,219,179
665,000	b,n	Lehman Brothers Holdings Capital Trust V	5.860	12/30/49	67
615,000	g	Lloyds TSB Bank plc	5.800	01/13/20	607,229
2,145,000	g	Lukoil International Finance BV	6.130	11/09/20	2,147,574
802,000		MBNA Corp	6.130	03/01/13	861,083
1,235,000		Merrill Lynch & Co, Inc	5.450	02/05/13	1,302,671
715,000		Merrill Lynch & Co, Inc	6.400	08/28/17	755,949
2,025,000		Merrill Lynch & Co, Inc	6.880	04/25/18	2,216,075
2,125,000		Morgan Stanley	6.000	05/13/14	2,296,020
655,000		Morgan Stanley	6.000	04/28/15	709,367
1,695,000		Morgan Stanley	5.450	01/09/17	1,757,742
720,000		Morgan Stanley	5.950	12/28/17	761,789
625,000		Morgan Stanley	6.630	04/01/18	677,981
1,090,000		Morgan Stanley	7.300	05/13/19	1,226,945
1,160,000		Morgan Stanley	5.500	01/26/20	1,169,309
630,000		NASDAQ OMX Group, Inc	4.000	01/15/15	641,234
445,000		NASDAQ OMX Group, Inc	5.550	01/15/20	449,616

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$123,357		National Rural Utilities Cooperative Finance Corp	7.250%	03/01/12	$132,238
880,000		National Rural Utilities Cooperative Finance Corp	2.610	09/16/12	904,481
1,065,000		National Rural Utilities Cooperative Finance Corp	5.500	07/01/13	1,166,083
565,000		National Rural Utilities Cooperative Finance Corp	10.380	11/01/18	779,375
220,000		Nomura Holdings, Inc	5.000	03/04/15	229,370
1,125,000	g	Principal Life Global Funding I	5.130	10/15/13	1,208,908
925,000	g	PTTEP Australia International Finance Pty Ltd	4.150	07/19/15	925,083
1,410,000		Rabobank Nederland NV	2.130	10/13/15	1,363,617
835,000	g,i	Rabobank Nederland NV	11.000	12/30/49	1,079,238
4,610,000		State Street Corp	2.150	04/30/12	4,706,289
925,000		State Street Corp	4.300	05/30/14	989,655
2,970,000	g	Toronto-Dominion Bank	2.200	07/29/15	2,921,524
1,975,000		UBS AG.	4.880	08/04/20	2,009,247
925,000	g	Waha Aerospace BV	3.930	07/28/20	932,604

		TOTAL DIVERSIFIED FINANCIALS			167,201,581

ENERGY - 3.2%
1,275,000		Anadarko Petroleum Corp	5.950	09/15/16	1,369,718
345,000		Anadarko Petroleum Corp	8.700	03/15/19	421,316
665,000		Anadarko Petroleum Corp	6.200	03/15/40	649,161
1,320,000		Apache Corp	5.100	09/01/40	1,282,561
875,000		Baker Hughes, Inc	6.500	11/15/13	995,821
335,000		Baker Hughes, Inc	5.130	09/15/40	327,222
395,000		BJ Services Co	5.750	06/01/11	403,446
1,090,000		BP Capital Markets plc	3.130	03/10/12	1,114,570
1,655,000		BP Capital Markets plc	3.880	03/10/15	1,707,115
1,410,000		BP Capital Markets plc	3.130	10/01/15	1,409,031
735,000		Burlington Resources Finance Co	7.200	08/15/31	872,616
1,075,000		Chevron Corp	3.450	03/03/12	1,109,256
1,400,000		ConocoPhillips	4.600	01/15/15	1,525,918
1,140,000		ConocoPhillips	6.500	02/01/39	1,355,577
123,357		Devon Financing Corp ULC	6.880	09/30/11	128,872
927,515		Dolphin Energy Ltd	5.890	06/15/19	992,441
990,000	g	Empresa Nacional del Petroleo	6.250	07/08/19	1,068,288
410,000	g	Empresa Nacional del Petroleo	5.250	08/10/20	409,886
480,000		Enbridge Energy Partners LP	5.200	03/15/20	503,087
235,000		EnCana Corp	6.630	08/15/37	257,008
875,000		Enterprise Products Operating LLC	4.600	08/01/12	918,345
335,000		Enterprise Products Operating LLC	5.600	10/15/14	369,943
170,000		Enterprise Products Operating LLC	5.000	03/01/15	183,314
465,000		Enterprise Products Operating LLC	6.300	09/15/17	524,698
270,000		Enterprise Products Operating LLC	6.500	01/31/19	306,573
1,320,000		Enterprise Products Operating LLC	6.130	10/15/39	1,373,868
810,000		EOG Resources, Inc	4.100	02/01/21	796,653
950,000	g	Gaz Capital S.A.	5.090	11/29/15	973,750
465,000		Hess Corp	8.130	02/15/19	587,467
1,295,000		Hess Corp	5.600	02/15/41	1,285,589
335,000		Marathon Oil Corp	6.500	02/15/14	377,117
565,000		Nexen, Inc	6.400	05/15/37	547,418
970,000		Nexen, Inc	7.500	07/30/39	1,054,870
1,450,000		Occidental Petroleum Corp	4.100	02/01/21	1,473,844
365,000		Pemex Project Funding Master Trust	5.750	03/01/18	390,253

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$650,000		Pemex Project Funding Master Trust	6.630%	06/15/35	$661,371
250,000		Pemex Project Funding Master Trust	6.630	06/15/38	253,932
1,210,000		Petrobras International Finance Co	7.880	03/15/19	1,430,426
548,000		Petrobras International Finance Co	6.880	01/20/40	575,621
925,000		Petroleos Mexicanos	4.880	03/15/15	973,563
170,000		Petroleos Mexicanos	8.000	05/03/19	204,850
925,000		Petroleos Mexicanos	6.000	03/05/20	980,500
735,000		Petroleos Mexicanos	5.500	01/21/21	744,188
815,000	g	Petroleum Co of Trinidad & Tobago Ltd	9.750	08/14/19	978,000
925,000	g	Petronas Capital Ltd	5.250	08/12/19	994,272
1,125,000		Plains All American Pipeline LP	5.750	01/15/20	1,198,280
1,153,560		Ras Laffan Liquefied Natural Gas Co Ltd	5.300	09/30/20	1,217,006
930,000	g	Reliance Holdings USA	4.500	10/19/20	887,362
600,000	g	Rockies Express Pipeline LLC	6.250	07/15/13	647,966
1,494,048		Rowan Cos, Inc	3.530	05/01/20	1,525,931
3,134,970		Rowan Cos, Inc	3.160	07/15/21	3,145,062
630,000		SEACOR Holdings, Inc	7.380	10/01/19	653,473
660,000		Shell International Finance BV	3.100	06/28/15	677,786
1,175,000		Shell International Finance BV	4.300	09/22/19	1,225,002
285,000		Shell International Finance BV	6.380	12/15/38	337,791
415,000		Statoil ASA	2.900	10/15/14	429,115
150,000		TransCanada Pipelines Ltd	4.000	06/15/13	158,985
1,915,000		TransCanada Pipelines Ltd	7.690	06/30/16	2,302,819
660,000		TransCanada Pipelines Ltd	5.850	03/15/36	691,139
235,000		Vale Overseas Ltd	6.250	01/23/17	262,050
480,000		Vale Overseas Ltd	6.880	11/21/36	527,991
970,000		Vale Overseas Ltd	6.880	11/10/39	1,071,782
515,000		Valero Energy Corp	4.500	02/01/15	535,624
1,320,000		Valero Energy Corp	6.130	02/01/20	1,401,927
1,795,000		Weatherford Bermuda Holdings Ltd	5.130	09/15/20	1,786,082
1,470,000		XTO Energy, Inc	6.250	04/15/13	1,637,601
660,000		XTO Energy, Inc	4.630	06/15/13	716,615

		TOTAL ENERGY			59,900,724

FOOD & STAPLES RETAILING - 0.3%
500,000		CVS Caremark Corp	3.250	05/18/15	508,146
1,750,000		CVS Caremark Corp	5.750	06/01/17	1,947,139
120,000		CVS Caremark Corp	6.600	03/15/19	140,504
580,000		Delhaize Group S.A.	5.880	02/01/14	640,064
565,000		Delhaize Group S.A.	6.500	06/15/17	640,525
335,000		Kroger Co	6.200	06/15/12	359,306
190,000		Kroger Co	5.000	04/15/13	204,696
600,000		Kroger Co	6.400	08/15/17	688,896
120,000		Kroger Co	6.800	12/15/18	139,775

		TOTAL FOOD & STAPLES RETAILING			5,269,051

FOOD BEVERAGE & TOBACCO - 1.3%
1,835,000		Anheuser-Busch InBev Worldwide, Inc	5.380	01/15/20	1,988,384
1,160,000		Anheuser-Busch InBev Worldwide, Inc	5.000	04/15/20	1,226,041
365,000		Anheuser-Busch InBev Worldwide, Inc	6.380	01/15/40	418,039
1,005,000		Bottling Group LLC	6.950	03/15/14	1,164,608
2,525,000		Coca-Cola Co	1.500	11/15/15	2,423,601

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$2,015,000		Coca-Cola Co	3.150%	11/15/20	$1,890,652
465,000		Coca-Cola Enterprises, Inc	4.250	03/01/15	501,088
1,160,000		Dr Pepper Snapple Group, Inc	2.350	12/21/12	1,187,065
385,000		Dr Pepper Snapple Group, Inc	6.120	05/01/13	424,553
650,000		General Mills, Inc	5.200	03/17/15	717,581
990,000		General Mills, Inc	5.650	02/15/19	1,102,122
925,000	g	Grupo Bimbo SAB de C.V.	4.880	06/30/20	928,620
2,000,000		Kellogg Co	4.000	12/15/20	1,972,508
45,357		Kraft Foods, Inc	6.250	06/01/12	48,520
505,000		Kraft Foods, Inc	6.130	02/01/18	576,859
1,450,000		Kraft Foods, Inc	5.380	02/10/20	1,560,590
660,000		Kraft Foods, Inc	6.500	02/09/40	739,615
1,450,000		Mead Johnson Nutrition Co	5.900	11/01/39	1,501,143
190,000		PepsiAmericas, Inc	5.750	07/31/12	204,468
105,000		PepsiAmericas, Inc	4.380	02/15/14	113,560
1,055,000		PepsiCo, Inc	0.880	10/25/13	1,042,933
78,000		PepsiCo, Inc	7.900	11/01/18	100,356
340,000		PepsiCo, Inc	4.880	11/01/40	329,917
565,000		Philip Morris International, Inc	4.880	05/16/13	611,642
1,110,000		Philip Morris International, Inc	6.880	03/17/14	1,279,068
200,000		Philip Morris International, Inc	6.380	05/16/38	232,137
123,357		Tyson Foods, Inc	8.250	10/01/11	128,908

		TOTAL FOOD BEVERAGE & TOBACCO			24,414,578

HEALTH CARE EQUIPMENT & SERVICES - 0.2%
335,000		Agilent Technologies, Inc	2.500	07/15/13	338,928
630,000		Boston Scientific Corp	4.500	01/15/15	643,242
630,000		McKesson Corp	6.500	02/15/14	707,792
395,000		Medtronic, Inc	4.750	09/15/15	437,238
695,000		Medtronic, Inc	4.450	03/15/20	721,532
765,000		Quest Diagnostics, Inc	6.400	07/01/17	837,878
870,000		Stryker Corp	3.000	01/15/15	888,902
960,000		Thermo Fisher Scientific, Inc	2.150	12/28/12	976,509
325,000		Thermo Fisher Scientific, Inc	3.200	05/01/15	332,501
335,000		Thermo Fisher Scientific, Inc	5.000	06/01/15	365,614
310,000		Thermo Fisher Scientific, Inc	4.700	05/01/20	324,200

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			6,574,336

HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
235,000		Clorox Co	5.450	10/15/12	252,040
120,000		Colgate-Palmolive Co	6.450	06/16/28	135,657
495,000		Ecolab, Inc	6.880	02/01/11	497,147
1,975,000		Procter & Gamble Co	4.700	02/15/19	2,137,902
635,000		Procter & Gamble Co	5.550	03/05/37	691,492

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			3,714,238

INSURANCE - 1.2%
565,000		ACE INA Holdings, Inc	5.880	06/15/14	633,501
310,000		Aetna, Inc	6.500	09/15/18	357,071
285,000		Aetna, Inc	6.630	06/15/36	313,265
650,000		Aflac, Inc	6.900	12/17/39	698,095
775,000		Allstate Corp	7.450	05/16/19	940,580

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$875,000		American Financial Group, Inc	9.880%	06/15/19	$1,047,586
2,850,000		American International Group, Inc	3.650	01/15/14	2,898,666
500,000		Chubb Corp	6.000	05/11/37	541,867
235,000		CIGNA Corp	5.130	06/15/20	243,591
890,000		Genworth Financial, Inc	7.200	02/15/21	911,021
1,125,000		Hartford Financial Services Group, Inc	4.000	03/30/15	1,128,056
1,125,000		Hartford Financial Services Group, Inc	5.500	03/30/20	1,141,218
565,000		Hartford Financial Services Group, Inc	6.630	03/30/40	574,116
1,275,000		Lincoln National Corp	7.000	06/15/40	1,386,528
170,000		Metlife, Inc	5.000	06/15/15	184,111
1,125,000		Metlife, Inc	6.750	06/01/16	1,304,958
335,000		Metlife, Inc	5.700	06/15/35	341,953
1,320,000		Metlife, Inc	5.880	02/06/41	1,391,713
705,000		Prudential Financial, Inc	5.100	09/20/14	757,288
630,000		Prudential Financial, Inc	7.380	06/15/19	742,795
1,950,000		Prudential Financial, Inc	6.200	11/15/40	2,062,808
1,190,000	g	Prudential Funding LLC	6.750	09/15/23	1,352,625
615,000		Travelers Cos, Inc	5.800	05/15/18	688,951
170,000		Travelers Cos, Inc	5.900	06/02/19	191,511
270,000		Unum Group	5.630	09/15/20	271,016
500,000		WellPoint, Inc	5.880	06/15/17	558,901
435,000		WellPoint, Inc	5.850	01/15/36	448,941
410,000		WR Berkley Corp	5.380	09/15/20	400,146

		TOTAL INSURANCE			23,512,878

MATERIALS - 1.0%
205,000		3M Co	4.380	08/15/13	223,024
860,000		3M Co	5.700	03/15/37	940,371
660,000		Air Products & Chemicals, Inc	4.150	02/01/13	693,335
170,000		Airgas, Inc	4.500	09/15/14	178,060
480,000		Alcoa, Inc	6.150	08/15/20	492,912
1,410,000	g	Anglo American Capital plc	2.150	09/27/13	1,422,123
200,000		AngloGold Ashanti Holdings plc	5.380	04/15/20	208,000
310,000		ArcelorMittal	3.750	08/05/15	312,581
275,000		ArcelorMittal	9.850	06/01/19	347,551
1,030,000		ArcelorMittal	7.000	10/15/39	1,068,916
660,000		Clorox Co	3.550	11/01/15	679,147
975,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.750	11/04/20	923,847
335,000		Eastman Chemical Co	5.500	11/15/19	352,479
735,000		EI Du Pont de Nemours & Co	4.130	03/06/13	779,634
660,000		EI Du Pont de Nemours & Co	3.250	01/15/15	685,001
1,580,000		EI Du Pont de Nemours & Co	4.630	01/15/20	1,663,971
1,160,000	g	Gerdau S.A.	5.750	01/30/21	1,162,900
357		International Paper Co	6.750	09/01/11	370
530,000		International Paper Co	7.300	11/15/39	603,905
1,352,000		Lafarge S.A.	6.150	07/15/11	1,387,266
275,000		Newmont Mining Corp	6.250	10/01/39	299,009
1,410,000	g	POSCO	4.250	10/28/20	1,338,866
795,000		Praxair, Inc	5.250	11/15/14	886,422
1,700,000		Rio Tinto Finance USA Ltd	3.500	11/02/20	1,613,757
1,780,000	g	Sinochem Corp	6.300	11/12/40	1,820,800
805,000	g	Sociedad Quimica y Minera de Chile S.A.	5.500	04/21/20	821,185

		TOTAL MATERIALS			20,905,432

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

MEDIA - 0.6%
$705,000		CBS Corp	4.300%	02/15/21	$669,417
44,000		Comcast Cable Communications Holdings, Inc	8.380	03/15/13	50,067
785,000		Comcast Corp	5.650	06/15/35	762,601
445,000		Comcast Corp	6.400	03/01/40	476,980
1,255,000		DIRECTV Holdings LLC	6.000	08/15/40	1,259,932
775,000	g	NBC Universal, Inc	5.150	04/30/20	803,384
970,000		Time Warner Cable, Inc	6.200	07/01/13	1,077,313
990,000		Time Warner Cable, Inc	8.750	02/14/19	1,259,743
2,075,000		Time Warner Cable, Inc	8.250	04/01/19	2,577,510
357		Time Warner, Inc	6.880	05/01/12	384
960,000		Time Warner, Inc	3.150	07/15/15	975,377
565,000		Time Warner, Inc	6.500	11/15/36	617,513
565,000		Viacom, Inc	4.380	09/15/14	601,510

		TOTAL MEDIA			11,131,731

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.7%
245,000		Abbott Laboratories	5.600	05/15/11	249,825
1,430,000		Abbott Laboratories	4.130	05/27/20	1,453,925
680,000		Abbott Laboratories	5.300	05/27/40	698,458
870,000		Eli Lilly & Co	3.550	03/06/12	897,617
580,000		GlaxoSmithKline Capital, Inc	5.650	05/15/18	663,189
600,000		Johnson & Johnson	5.850	07/15/38	690,622
1,320,000		Johnson & Johnson	4.500	09/01/40	1,249,636
480,000		Life Technologies Corp	3.500	01/15/16	478,537
1,800,000		Merck & Co, Inc	3.880	01/15/21	1,788,793
600,000		Novartis Capital Corp	4.130	02/10/14	640,316
2,180,000		Novartis Capital Corp	2.900	04/24/15	2,239,477
385,000		Novartis Capital Corp	4.400	04/24/20	403,772
455,000		Pfizer, Inc	5.350	03/15/15	511,492
465,000		Schering-Plough Corp	6.550	09/15/37	566,515
825,000		Teva Pharmaceutical Finance LLC	3.000	06/15/15	839,419
123,357		Wyeth	6.950	03/15/11	124,947

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			13,496,540

REAL ESTATE - 0.4%
345,000		AMB Property LP	4.500	08/15/17	344,983
220,000		Boston Properties LP	4.130	05/15/21	208,567
335,000		Boston Properties LP	2.880	02/15/37	340,025
235,000		Brandywine Operating Partnership LP	7.500	05/15/15	256,871
235,000		Brandywine Operating Partnership LP	5.700	05/01/17	234,407
335,000		Developers Diversified Realty Corp	7.500	04/01/17	374,225
123,357		EOP Operating LP	7.000	07/15/11	127,058
40,000		Federal Realty Investment Trust	5.650	06/01/16	43,016
75,000		Federal Realty Investment Trust	5.900	04/01/20	79,539
500,000		Healthcare Realty Trust, Inc	5.750	01/15/21	500,073
250,000		Highwoods Properties, Inc	5.850	03/15/17	257,375
290,000		Kilroy Realty Corp	5.000	11/03/15	287,897
105,000		Kimco Realty Corp	5.700	05/01/17	112,774
530,000		Liberty Property LP	4.750	10/01/20	524,462

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$250,000		Mack-Cali Realty Corp	7.750%	08/15/19	$290,939
155,000		National Retail Properties, Inc	6.880	10/15/17	166,991
55,000		Nationwide Health Properties, Inc	6.250	02/01/13	58,993
220,000		ProLogis	7.630	08/15/14	248,076
335,000		Realty Income Corp	5.950	09/15/16	367,630
615,000		Realty Income Corp	5.750	01/15/21	635,866
350,000		Regency Centers LP	5.250	08/01/15	365,211
40,000		Regency Centers LP	5.880	06/15/17	42,652
105,000		Simon Property Group LP	5.250	12/01/16	113,275
470,000		Simon Property Group LP	10.350	04/01/19	642,584
660,000		Simon Property Group LP	4.380	03/01/21	652,235
650,000	g,i	USB Realty Corp	6.090	12/30/49	489,938
430,000		Ventas Realty LP	3.130	11/30/15	414,299
705,000		Washington Real Estate Investment Trust	4.950	10/01/20	670,015

		TOTAL REAL ESTATE			8,849,976

RETAILING - 0.3%
1,125,000		Advance Auto Parts, Inc	5.750	05/01/20	1,175,218
615,000		Home Depot, Inc	5.880	12/16/36	639,692
500,000		Martin Marietta Materials, Inc	6.600	04/15/18	537,569
600,000		Staples, Inc	9.750	01/15/14	727,111
3,700,000		Wal-Mart Stores, Inc	3.250	10/25/20	3,477,430
580,000		Wal-Mart Stores, Inc	5.250	09/01/35	583,682
705,000		Wal-Mart Stores, Inc	5.000	10/25/40	684,742

		TOTAL RETAILING			7,825,444

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
565,000		Analog Devices, Inc	5.000	07/01/14	608,942
445,000	g	Broadcom Corp	1.500	11/01/13	441,969
1,110,000	g	Broadcom Corp	2.380	11/01/15	1,080,524
990,000		National Semiconductor Corp	3.950	04/15/15	1,008,293

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			3,139,728

SOFTWARE & SERVICES - 0.6%
565,000		Adobe Systems, Inc	3.250	02/01/15	575,580
1,485,000		International Business Machines Corp	1.000	08/05/13	1,479,578
605,000		Microsoft Corp	0.880	09/27/13	601,601
680,000		Microsoft Corp	2.950	06/01/14	707,864
1,935,000		Microsoft Corp	1.630	09/25/15	1,887,064
1,285,000		Microsoft Corp	3.000	10/01/20	1,204,941
630,000		Oracle Corp	3.750	07/08/14	669,611
450,000		Oracle Corp	5.750	04/15/18	514,775
660,000	g	Oracle Corp	3.880	07/15/20	656,097
2,110,000		Symantec Corp	2.750	09/15/15	2,058,987

		TOTAL SOFTWARE & SERVICES			10,356,098

TECHNOLOGY HARDWARE & EQUIPMENT - 0.4%
1,125,000		Amphenol Corp	4.750	11/15/14	1,201,858
1,500,000		Cisco Systems, Inc	4.450	01/15/20	1,571,553
415,000		General Electric Co	5.250	12/06/17	448,239
1,075,000		Hewlett-Packard Co	4.250	02/24/12	1,117,135
795,000		Hewlett-Packard Co	2.950	08/15/12	819,674

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$650,000		Hewlett-Packard Co	4.750%	06/02/14	$712,193
765,000		Hewlett-Packard Co	3.750	12/01/20	748,242
565,000		International Game Technology	7.500	06/15/19	635,999
345,000		L-3 Communications Corp	5.200	10/15/19	350,734
450,000		Xerox Corp	8.250	05/15/14	525,271
500,000		Xerox Corp	4.250	02/15/15	523,182
300,000		Xerox Corp	5.630	12/15/19	321,582

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			8,975,662

TELECOMMUNICATION SERVICES - 1.8%
1,030,000		America Movil SAB de C.V.	5.000	03/30/20	1,070,631
560,000		America Movil SAB de C.V.	6.130	03/30/40	593,869
2,635,000		AT&T, Inc	2.500	08/15/15	2,625,740
620,000		AT&T, Inc	6.150	09/15/34	640,306
430,000		AT&T, Inc	6.500	09/01/37	463,734
1,700,000		AT&T, Inc	6.300	01/15/38	1,793,412
245,000		BellSouth Capital Funding Corp	7.880	02/15/30	295,191
1,235,000		BellSouth Corp	5.200	09/15/14	1,348,231
120,000		BellSouth Corp	6.880	10/15/31	130,098
2,160,000		Cellco Partnership	3.750	05/20/11	2,186,479
2,260,000		Cellco Partnership	8.500	11/15/18	2,957,322
630,000		Deutsche Telekom International Finance BV	8.750	06/15/30	846,688
1,305,000		France Telecom S.A.	2.130	09/16/15	1,270,335
975,000	g	Globo Comunicacao e Participacoes S.A.	6.250	12/30/49	1,023,750
1,270,000	g	Qtel International Finance	4.750	02/16/21	1,211,670
65,000		Sprint Capital Corp	8.380	03/15/12	68,738
660,000		Sprint Capital Corp	8.750	03/15/32	666,600
240,000		Sprint Nextel Corp	6.000	12/01/16	231,900
680,000		Telecom Italia Capital S.A.	6.180	06/18/14	723,158
660,000		Telecom Italia Capital S.A.	7.000	06/04/18	698,826
1,945,000		Telecom Italia Capital S.A.	7.180	06/18/19	2,081,020
2,470,000		Telefonica Emisiones SAU	5.130	04/27/20	2,377,970
915,000	g	Telefonica Moviles Chile S.A.	2.880	11/09/15	878,197
925,000		Telefonos de Mexico SAB de C.V.	5.500	11/15/19	976,492
2,045,000	g	Telemar Norte Leste S.A.	5.500	10/23/20	1,968,313
825,000		Verizon Communications, Inc	4.350	02/15/13	877,310
1,110,000		Verizon Communications, Inc	5.500	02/15/18	1,219,826
425,000		Verizon Communications, Inc	8.750	11/01/18	554,972
545,000		Verizon Communications, Inc	6.250	04/01/37	581,546
430,000		Verizon Communications, Inc	6.400	02/15/38	475,660
430,000		Verizon Communications, Inc	8.950	03/01/39	612,788
445,000		Verizon New England, Inc	4.750	10/01/13	475,049
740,000		Verizon New Jersey, Inc	5.880	01/17/12	774,884
123,357		Verizon New York, Inc	6.880	04/01/12	131,591
335,000		Verizon Virginia, Inc	4.630	03/15/13	353,816

		TOTAL TELECOMMUNICATION SERVICES			35,186,112

TRANSPORTATION - 0.4%
1,255,000		Boeing Capital Corp Ltd	6.100	03/01/11	1,266,088
445,000		Burlington Northern Santa Fe Corp	6.750	07/15/11	460,065
1,320,000		Burlington Northern Santa Fe Corp	4.700	10/01/19	1,379,559
300,000		Burlington Northern Santa Fe Corp	6.150	05/01/37	322,549

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,275,000		Burlington Northern Santa Fe Corp	5.750%	05/01/40	$1,319,137
335,000		Embraer Overseas Ltd	6.380	01/15/20	353,425
415,000		Norfolk Southern Corp	5.750	04/01/18	468,627
838,000		Norfolk Southern Corp	5.590	05/17/25	865,786
601,875		Totem Ocean Trailer Express, Inc	4.510	12/18/19	648,171
115,000		Union Pacific Corp	6.500	04/15/12	122,799
170,000		Union Pacific Corp	5.130	02/15/14	183,461
1,595,000		United Parcel Service, Inc	3.130	01/15/21	1,481,751

		TOTAL TRANSPORTATION			8,871,418

UTILITIES - 2.2%
730,000		AGL Capital Corp	5.250	08/15/19	770,889
1,285,000		Alliant Energy Corp	4.000	10/15/14	1,331,410
775,000		Atmos Energy Corp	8.500	03/15/19	970,111
1,515,000		Carolina Power & Light Co	5.300	01/15/19	1,681,679
225,000		Carolina Power & Light Co	5.700	04/01/35	232,465
335,000		CenterPoint Energy Houston Electric LLC	7.000	03/01/14	382,855
185,000		CenterPoint Energy Resources Corp	7.880	04/01/13	209,130
660,000		CenterPoint Energy Resources Corp	6.250	02/01/37	690,428
990,000	g	Colbun S.A.	6.000	01/21/20	1,029,662
1,850,000		Commonwealth Edison Co	4.000	08/01/20	1,820,605
395,000		Commonweatlh Edison Co	5.900	03/15/36	408,091
415,000		Connecticut Light & Power Co	5.500	02/01/19	461,108
275,000		Consolidated Edison Co of New York, Inc	4.450	06/15/20	285,021
640,000		Consolidated Edison Co of New York, Inc	5.700	06/15/40	680,808
619,000		Consolidated Natural Gas Co	6.250	11/01/11	645,178
225,000		Consolidated Natural Gas Co	5.000	12/01/14	244,656
1,160,000		Duke Energy Carolinas LLC	5.750	11/15/13	1,299,448
260,000		Duke Energy Carolinas LLC	4.300	06/15/20	268,083
800,000	g	Empresa Electrica del Norte Grande S.A.	5.630	01/15/21	792,528
335,000		Florida Power Corp	6.400	06/15/38	389,532
1,410,000		FPL Group Capital, Inc	2.600	09/01/15	1,380,764
630,000		Indiana Michigan Power Co	7.000	03/15/19	743,852
555,000		Integrys Energy Group, Inc	4.170	11/01/20	529,809
195,000	g	Kansas Gas & Electric	6.700	06/15/19	224,812
4,030,000	g	Kentucky Utilities Co	3.750	11/15/20	3,836,681
125,000		Kinder Morgan Energy Partners LP	5.850	09/15/12	134,031
775,000		Kinder Morgan Energy Partners LP	9.000	02/01/19	975,961
565,000		Kinder Morgan Energy Partners LP	6.500	09/01/39	583,665
455,000	g	Korea Hydro & Nuclear Power Co Ltd	3.130	09/16/15	441,103
1,160,000		Midamerican Energy Holdings Co	5.950	05/15/37	1,223,597
185,000		National Fuel Gas Co	5.250	03/01/13	196,153
630,000		Nevada Power Co	6.500	08/01/18	727,416
320,000		Nevada Power Co	5.380	09/15/40	307,953
1,335,000		NiSource Finance Corp	5.400	07/15/14	1,464,012
1,975,000		Northern States Power Co	5.350	11/01/39	2,033,531
150,000		Oncor Electric Delivery Co LLC	7.250	01/15/33	177,880
445,000		ONEOK Partners LP	5.900	04/01/12	469,964
695,000		Pacific Gas & Electric Co	8.250	10/15/18	902,981
500,000		PacifiCorp	6.000	01/15/39	551,488
885,000		Pepco Holdings, Inc	2.700	10/01/15	862,579
1,450,000		PG&E Corp	5.750	04/01/14	1,587,105

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$135,000		Potomac Electric Power Co	7.900%	12/15/38	$180,945
565,000		Progress Energy, Inc	7.050	03/15/19	670,319
1,780,000		Public Service Co of Oklahoma	5.150	12/01/19	1,863,649
440,000		Public Service Electric & Gas Co	5.300	05/01/18	492,162
1,190,000		Public Service Electric & Gas Co	5.380	11/01/39	1,211,698
970,000		San Diego Gas & Electric Co	5.350	05/15/40	991,568
630,000		Sempra Energy	6.000	10/15/39	665,660
430,000		Veolia Environnement	5.250	06/03/13	464,519
850,000		Virginia Electric and Power Co	4.750	03/01/13	906,585
480,000		Williams Partners LP	3.800	02/15/15	496,033
845,000		Williams Partners LP	5.250	03/15/20	875,927
940,000		Williams Partners LP	6.300	04/15/40	978,435

		TOTAL UTILITIES			43,746,524

		TOTAL CORPORATE BONDS			615,284,974
		(Cost $595,983,093)

GOVERNMENT BONDS - 58.0%

AGENCY SECURITIES - 6.4%
		Federal Farm Credit Bank (FFCB)
6,585,000		FFCB	2.630	04/21/11	6,632,807
1,655,000		FFCB	1.380	06/25/13	1,676,563
		Federal Home Loan Bank (FHLB)
6,880,000		FHLB	1.880	06/21/13	7,040,345
1,655,000		FHLB	5.000	11/17/17	1,876,350
		Federal Home Loan Mortgage Corp (FHLMC)
4,940,000		FHLMC	5.500	08/20/12	5,332,369
1,975,000		FHLMC	4.130	12/21/12	2,105,075
1,320,000		FHLMC	3.500	05/29/13	1,402,035
3,360,000		FHLMC	2.500	04/23/14	3,481,229
5,050,000		FHLMC	5.130	10/18/16	5,727,665
		Federal National Mortgage Association (FNMA)
3,295,000		FNMA	1.380	04/28/11	3,307,666
2,635,000		FNMA	5.000	10/15/11	2,730,102
660,000		FNMA	1.130	07/30/12	665,771
4,215,000		FNMA	1.250	08/20/13	4,242,541
6,585,000		FNMA	2.750	03/13/14	6,882,728
6,585,000		FNMA	2.500	05/15/14	6,832,036
6,585,000		FNMA	3.000	09/16/14	6,935,895
6,219,284		AMAL Ltd	3.470	08/21/21	6,336,891
1,025,348		Cal Dive I- Title XI, Inc	4.930	02/01/27	1,066,587
395,000		European Investment Bank	4.880	02/15/36	403,873
6,590,000	g,j	FDIC Structured Sale Guarantee	0.000	10/25/12	6,414,574
1,335,000		International Finance Corp	5.130	05/02/11	1,356,779
990,700		Overseas Private Investment Corp	3.420	01/15/15	1,036,520
6,359,297		Premier Aircraft Leasing	3.580	02/06/22	6,441,204
3,295,000		Private Export Funding Corp	4.900	12/15/11	3,435,380
4,940,000		Private Export Funding Corp	3.550	04/15/13	5,234,291
3,125,000		Private Export Funding Corp	3.050	10/15/14	3,291,488
8,560,000		Private Export Funding Corp	5.450	09/15/17	9,771,737
1,410,000		Private Export Funding Corp	2.250	12/15/17	1,336,439

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$3,295,000		Private Export Funding Corp	4.380%	03/15/19	$3,514,608
4,940,000		Private Export Funding Corp	4.300	12/15/21	5,080,227
3,106,029		San Clemente Leasing LLC	3.590	08/27/21	3,126,498

		TOTAL AGENCY SECURITIES			124,718,273

FOREIGN GOVERNMENT BONDS - 4.1%
990,000	g	Bahrain Government International Bond	5.500	03/31/20	1,008,352
990,000	g	Banco Nacional de Desenvolvimento Economico e Social	6.500	06/10/19	1,086,525
1,160,000	g	Banco Nacional de Desenvolvimento Economico e Social	5.500	07/12/20	1,191,900
270,000	g	Belgium Government International Bond	2.880	09/15/14	268,845
465,000		Belgium Kingdom	2.750	03/05/15	457,210
1,125,000		Brazilian Government International Bond	5.880	01/15/19	1,248,750
1,245,000		Brazilian Government International Bond	4.880	01/22/21	1,269,900
170,000		Brazilian Government International Bond	7.130	01/20/37	202,725
1,970,000		Brazilian Government International Bond	5.630	01/07/41	1,955,225
1,815,000		Canada Government International Bond	2.380	09/10/14	1,871,312
1,255,000		Chile Government International Bond	3.880	08/05/20	1,233,740
810,000	g	Croatia Government International Bond	6.630	07/14/20	836,229
3,625,000		Export Development Canada	2.250	05/28/15	3,670,429
744,000		Export-Import Bank of Korea	5.880	01/14/15	805,699
735,000		Export-Import Bank of Korea	4.130	09/09/15	746,978
925,000		Export-Import Bank of Korea	5.130	06/29/20	952,440
1,345,000		Federative Republic of Brazil	6.000	01/17/17	1,521,868
329,167		Federative Republic of Brazil	8.000	01/15/18	385,125
845,000		Italy Government International Bond	5.380	06/12/17	866,898
925,000		Korea Development Bank	4.380	08/10/15	951,894
695,000		Korea Development Bank	3.250	03/09/16	675,855
1,975,000		Kreditanstalt fuer Wiederaufbau	4.000	01/27/20	2,047,500
500,000		Mexico Government International Bond	6.750	09/27/34	562,500
1,582,000		Mexico Government International Bond	6.050	01/11/40	1,617,595
469,000		Peruvian Government International Bond	7.130	03/30/19	560,455
350,000		Peruvian Government International Bond	7.350	07/21/25	425,775
1,500,000		Poland Government International Bond	3.880	07/16/15	1,524,560
750,000		Poland Government International Bond	6.380	07/15/19	840,158
990,000	g	Portugal Government International Bond	3.500	03/25/15	914,652
1,945,000		Province of British Columbia Canada	2.850	06/15/15	2,002,319
990,000		Province of Manitoba Canada	5.000	02/15/12	1,037,730
1,320,000		Province of Manitoba Canada	2.130	04/22/13	1,349,589
3,295,000		Province of Nova Scotia Canada	2.380	07/21/15	3,298,371
3,295,000		Province of Ontario Canada	2.630	01/20/12	3,362,653
3,955,000		Province of Ontario Canada	4.100	06/16/14	4,272,159
4,015,000		Province of Ontario Canada	2.950	02/05/15	4,144,492
5,730,000		Province of Ontario Canada	2.700	06/16/15	5,833,380
1,975,000		Province of Ontario Canada	4.000	10/07/19	2,028,856
4,120,000		Province of Ontario Canada	4.400	04/14/20	4,307,238
123,357		Province of Quebec Canada	6.130	01/22/11	123,680
1,715,000		Province of Quebec Canada	5.130	11/14/16	1,922,997
850,000		Province of Quebec Canada	4.630	05/14/18	919,551
3,955,000		Province of Quebec Canada	3.500	07/29/20	3,828,685
620,000		Province of Quebec Canada	7.500	09/15/29	851,355
615,000	g	Qatar Government International Bond	4.000	01/20/15	636,525
990,000		Qatar Government International Bond	5.250	01/20/20	1,044,450

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$620,000	g	Qatar Govt International Bond	6.400%	01/20/40	$672,700
465,000		Republic of Hungary	6.250	01/29/20	449,914
925,000		Republic of Korea	5.750	04/16/14	1,010,495
1,500,000	g	Russian Foreign Bond - Eurobond	3.630	04/29/15	1,501,950
800,000	g	Russian Foreign Bond - Eurobond	5.000	04/29/20	800,000
990,000		South Africa Government International Bond	6.880	05/27/19	1,159,538
675,000		South Africa Government International Bond	5.500	03/09/20	718,031
227,000		United Mexican States	5.880	02/17/14	258,213
500,000		United Mexican States	5.950	03/19/19	557,500
532,000		United Mexican States	5.130	01/15/20	554,610

		TOTAL FOREIGN GOVERNMENT BONDS			80,348,075

MORTGAGE BACKED - 32.2%
		Federal Home Loan Mortgage Corp (FHLMC)
760,005	i	FHLMC	2.600	02/01/36	791,264
215,708	i	FHLMC	5.810	07/01/36	225,308
610,248	i	FHLMC	2.910	09/01/36	636,325
792,771	i	FHLMC	5.630	09/01/36	833,079
479,525	i	FHLMC	5.920	09/01/36	506,994
1,522,785	i	FHLMC	5.500	03/01/37	1,609,933
1,741,576	i	FHLMC	5.880	04/01/37	1,866,412
942,076	i	FHLMC	5.720	05/01/37	1,008,187
249,428	i	FHLMC	5.590	06/01/37	264,375
852,222	i	FHLMC	5.640	08/01/37	905,894
1,082,181	i	FHLMC	5.640	09/01/37	1,149,745
		Federal Home Loan Mortgage Corp Gold (FGLMC)
19,355		FGLMC	7.500	01/01/16	21,118
2,317		FGLMC	7.500	05/01/16	2,536
2,715		FGLMC	7.500	06/01/16	2,964
955,476		FGLMC	4.500	09/01/18	1,008,624
997,488		FGLMC	4.500	01/01/19	1,054,843
1,549,536		FGLMC	4.500	05/01/19	1,635,729
553,772		FGLMC	4.500	01/01/20	584,575
677,530		FGLMC	5.000	05/01/20	722,734
182,495		FGLMC	4.500	07/01/20	192,551
21,787		FGLMC	7.000	10/01/20	24,778
2,559,052		FGLMC	4.500	06/01/21	2,698,200
4,284,217		FGLMC	4.500	06/01/21	4,517,171
1,822,349		FGLMC	4.000	07/01/24	1,874,172
644,240		FGLMC	4.500	09/01/24	673,231
3,000,000	h	FGLMC	5.000	01/15/26	3,167,814
2,069		FGLMC	6.500	10/01/28	2,326
30,193		FGLMC	6.500	01/01/29	33,950
6,875		FGLMC	6.500	03/01/29	7,731
38,693		FGLMC	6.500	07/01/29	43,507
4,767		FGLMC	8.000	01/01/31	5,574
44,408		FGLMC	6.500	09/01/31	49,932
58,645		FGLMC	8.000	09/01/31	68,584
310,733		FGLMC	7.000	12/01/31	353,894
745,568		FGLMC	6.000	03/01/33	819,374
883,500		FGLMC	4.500	07/01/33	912,543
1,843,109		FGLMC	5.000	09/01/33	1,945,707

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$752,096		FGLMC	5.500%	09/01/33	$808,064
743,344		FGLMC	5.500	09/01/33	798,661
523,630		FGLMC	5.500	09/01/33	562,597
900,567		FGLMC	5.500	10/01/33	967,583
2,586,169		FGLMC	5.500	12/01/33	2,777,003
2,984,560		FGLMC	7.000	12/01/33	3,399,115
1,270,487		FGLMC	5.000	01/01/34	1,341,209
1,254,846		FGLMC	5.000	05/01/34	1,323,129
819,105		FGLMC	6.000	09/01/34	896,351
5,166,694		FGLMC	5.000	12/01/34	5,447,841
326,627		FGLMC	5.500	12/01/34	350,635
1,999,401		FGLMC	4.500	04/01/35	2,062,628
1,057,139		FGLMC	6.000	05/01/35	1,154,849
1,211,670		FGLMC	7.000	05/01/35	1,379,970
454,924		FGLMC	6.000	07/01/35	495,835
147,276		FGLMC	5.500	08/01/35	157,891
336,261		FGLMC	5.000	10/01/35	354,349
488,809		FGLMC	5.000	02/01/36	515,102
168,413		FGLMC	6.500	05/01/36	187,313
714,407		FGLMC	6.500	10/01/36	794,584
2,205,964		FGLMC	5.500	04/01/37	2,353,577
1,398,492		FGLMC	6.000	08/01/37	1,527,754
577,625		FGLMC	6.000	09/01/37	631,014
113,798		FGLMC	6.500	11/01/37	126,285
1,851,857		FGLMC	5.000	04/01/38	1,953,784
3,929,555		FGLMC	4.500	05/01/39	4,030,487
650,175		FGLMC	4.000	06/01/39	646,121
1,193,352		FGLMC	5.000	07/01/39	1,252,322
11,000,000	h	FGLMC	4.500	01/15/41	11,271,568
6,000,000	h	FGLMC	5.000	01/15/41	6,292,500
5,000,000	h	FGLMC	5.500	01/15/41	5,328,125
		Federal National Mortgage Association (FNMA)
15,681		FNMA	5.000	06/01/13	16,811
1,218,048		FNMA	4.440	07/01/13	1,284,243
7,627		FNMA	6.000	09/01/13	8,028
1,253,133		FNMA	4.760	10/01/13	1,306,118
6,354		FNMA	6.500	12/01/13	6,924
948,238		FNMA	4.780	02/01/14	1,016,672
6,312		FNMA	6.000	06/01/14	6,859
3,575,358		FNMA	4.640	11/01/14	3,837,355
2,052,524		FNMA	4.860	03/01/16	2,145,610
22,194		FNMA	6.500	10/01/16	24,216
134,927		FNMA	6.500	11/01/16	147,218
96,540		FNMA	6.500	04/01/17	105,636
350,070		FNMA	5.000	12/01/17	374,411
1,452,865		FNMA	5.500	04/01/18	1,567,505
123,882		FNMA	5.500	04/01/18	133,720
61,789		FNMA	5.500	05/01/18	66,664
553,924		FNMA	4.500	10/01/18	586,814
1,413,957		FNMA	5.000	11/01/18	1,513,586
68,670		FNMA	6.000	01/01/19	74,882
155,614		FNMA	4.500	05/01/19	164,659

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$482,347		FNMA	4.500%	06/01/19	$510,383
330,003		FNMA	5.000	03/01/20	353,361
231,067		FNMA	4.500	11/01/20	244,497
640,101		FNMA	5.000	12/01/20	683,808
501,461		FNMA	5.000	03/01/21	536,955
405,926		FNMA	5.500	08/01/21	436,941
813,702		FNMA	4.500	06/01/23	854,387
1,426,835		FNMA	5.000	07/01/23	1,514,452
1,431,744		FNMA	5.000	07/01/23	1,519,662
287,401		FNMA	5.000	11/01/23	306,055
240,447		FNMA	5.500	02/01/24	260,111
832,002		FNMA	4.000	05/01/24	858,132
130,798		FNMA	5.500	07/01/24	141,364
1,963		FNMA	8.000	07/01/24	2,263
392,339		FNMA	4.500	08/01/24	411,465
2,975,703		FNMA	4.000	09/01/24	3,069,159
4,000,000	h	FNMA	4.500	01/25/25	4,193,124
1,688,308		FNMA	5.000	03/01/25	1,796,201
3,678,661		FNMA	5.000	10/01/25	3,911,911
7,000,000	h	FNMA	4.000	01/25/26	7,208,908
2,000,000	h	FNMA	5.000	01/25/26	2,121,876
1,602		FNMA	7.500	01/01/29	1,833
4,540		FNMA	6.500	04/01/29	5,104
12,551		FNMA	7.500	07/01/29	14,394
1,292		FNMA	7.500	07/01/29	1,299
614		FNMA	7.500	02/01/31	704
8,079		FNMA	7.500	03/01/31	9,271
4,069		FNMA	7.500	05/01/31	4,669
6,472		FNMA	6.500	09/01/31	7,277
2,841		FNMA	6.500	10/01/31	3,195
41,864		FNMA	6.500	11/01/31	47,072
84,361		FNMA	6.000	01/01/32	92,932
744,819		FNMA	6.500	07/01/32	837,486
372,136		FNMA	5.500	01/01/33	400,660
137,214		FNMA	5.000	02/01/33	145,124
1,051,764		FNMA	4.500	03/25/33	1,115,155
467,594		FNMA	5.000	08/01/33	494,552
511,707		FNMA	5.000	10/01/33	541,207
435,141		FNMA	5.000	10/01/33	460,228
231,298		FNMA	5.000	03/01/34	244,632
474,964		FNMA	5.000	03/01/34	502,346
172,654		FNMA	5.000	03/01/34	182,607
149,596		FNMA	5.000	03/01/34	158,221
1,309,973		FNMA	5.000	04/01/34	1,383,857
4,228,960		FNMA	5.000	08/01/34	4,469,639
511,363		FNMA	6.000	11/01/34	560,922
153,015		FNMA	6.000	12/01/34	168,014
1,082,910		FNMA	6.000	05/01/35	1,187,184
17,071		FNMA	7.500	06/01/35	19,580
126,883		FNMA	5.500	10/01/35	137,560
376,677		FNMA	5.000	11/01/35	394,508
231,497		FNMA	5.000	02/01/36	241,226

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$401,717		FNMA	5.000%	02/01/36	$418,599
1,066,003	i	FNMA	5.630	02/01/36	1,115,394
743,652		FNMA	6.500	02/01/36	829,667
576,921	i	FNMA	5.880	07/01/36	608,270
553,709		FNMA	6.500	09/01/36	620,523
175,664		FNMA	7.000	02/01/37	198,928
463,111		FNMA	6.500	03/01/37	518,993
992,845		FNMA	7.000	04/01/37	1,124,330
1,546,472		FNMA	6.500	08/01/37	1,733,077
369,689		FNMA	6.500	08/01/37	415,800
754,076		FNMA	6.000	09/01/37	836,583
808,311		FNMA	6.000	09/01/37	896,752
1,291,002		FNMA	6.500	09/01/37	1,446,782
2,186,859	i	FNMA	5.850	10/01/37	2,331,331
372,741		FNMA	7.000	11/01/37	422,104
243,768		FNMA	6.500	01/01/38	271,126
35,751		FNMA	6.500	03/01/38	39,756
711,044	i	FNMA	4.950	10/01/38	751,754
48,000,000	h	FNMA	4.000	01/25/40	47,745,023
12,000,000	h	FNMA	4.500	01/25/40	12,316,872
57,000,000	h	FNMA	5.000	01/25/40	59,921,249
75,000,000	h	FNMA	5.500	01/25/40	80,238,299
63,000,000	h	FNMA	6.000	01/25/40	68,473,124
10,000,000	h	FNMA	6.500	01/25/40	11,112,500
12,771,584		FNMA	4.500	09/01/40	13,121,579
8,788,697		FNMA	4.500	09/01/40	9,029,544
1,065,330		FNMA	4.000	11/01/40	1,060,852
5,297,845		FNMA	4.500	11/01/40	5,443,028
4,000,000	h	FNMA	3.500	01/25/41	3,820,000
		Government National Mortgage Association (GNMA)
267		GNMA	7.000	01/15/28	306
1,986		GNMA	7.000	02/15/28	2,275
1,991		GNMA	7.000	06/15/28	2,281
2,100		GNMA	7.000	06/15/28	2,406
25,640		GNMA	6.500	09/15/28	29,109
5,279		GNMA	6.500	09/15/28	5,993
17,034		GNMA	6.500	11/15/28	19,339
6,706		GNMA	7.500	11/15/28	7,746
632		GNMA	8.500	07/15/30	763
19,818		GNMA	8.500	10/15/30	21,923
17,066		GNMA	8.500	10/20/30	20,505
2,636		GNMA	8.500	12/15/30	3,180
3,989		GNMA	7.000	06/20/31	4,556
2,200		GNMA	6.500	07/15/31	2,498
18,881		GNMA	7.000	07/15/31	21,660
9,576		GNMA	7.000	07/15/31	10,985
10,365		GNMA	7.500	02/15/32	12,042
2,032		GNMA	6.500	03/15/33	2,303
426,757		GNMA	5.500	07/15/33	463,630
985,801		GNMA	5.500	09/15/33	1,070,975
372,213		GNMA	5.500	02/20/35	402,486
2,545,316		GNMA	5.500	05/20/35	2,752,334

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$936,470		GNMA	5.500%	02/20/36	$1,010,661
168,677		GNMA	6.000	10/20/36	185,454
178,280		GNMA	6.000	01/20/37	195,642
572,722		GNMA	6.000	02/20/37	628,498
398,946		GNMA	5.500	07/15/38	431,546
1,438,451		GNMA	5.500	07/20/38	1,549,442
25,338		GNMA	6.000	08/15/38	27,897
542,377		GNMA	6.000	08/20/38	595,018
502,774		GNMA	6.500	11/20/38	564,863
1,857,351		GNMA	5.000	06/15/39	1,995,679
2,140,186		GNMA	4.500	07/20/39	2,225,300
835,927		GNMA	4.000	08/15/39	843,515
36,000,000	h	GNMA	4.500	01/15/40	37,372,499
44,000,000	h	GNMA	5.000	01/15/40	46,777,499
9,000,000	h	GNMA	5.500	01/15/40	9,725,625
882,446		GNMA	4.000	10/15/40	891,284
9,000,000	h	GNMA	4.000	01/15/41	9,060,471
6,000,000	h	GNMA	6.000	01/15/41	6,597,186
13,000,000	h	GNMA	5.000	01/20/41	13,818,674
1,620,752		GNMA	6.230	09/15/43	1,724,167
2,595,310		GNMA	6.500	01/15/44	2,828,623

		TOTAL MORTGAGE BACKED			623,336,005

MUNICIPAL BONDS - 0.5%
445,000		Charlotte-Mecklenburg Hospital Authority	5.000	08/01/15	472,314
1,655,000		Grant County Public Utility District No 2	5.630	01/01/27	1,528,492
3,955,000		Long Island Power Authority	5.850	05/01/41	3,626,577
2,470,000		State of California	7.630	03/01/40	2,577,223
2,505,000		State of Illinois	6.730	04/01/35	2,299,239

		TOTAL MUNICIPAL BONDS			10,503,845

U.S. TREASURY SECURITIES - 14.8%
29,866,000		United States Treasury Bond	8.000	11/15/21	42,241,725
1,975,000		United States Treasury Bond	6.380	08/15/27	2,541,578
17,920,000		United States Treasury Bond	5.250	02/15/29	20,552,001
10,004,000		United States Treasury Bond	5.380	02/15/31	11,678,109
76,000		United States Treasury Bond	4.500	02/15/36	78,684
4,665,000		United States Treasury Bond	3.500	02/15/39	4,019,919
5,190,500		United States Treasury Bond	4.380	05/15/40	5,215,622
16,790,000		United States Treasury Bond	3.880	08/15/40	15,465,168
4,480,000		United States Treasury Note	1.000	04/30/12	4,516,243
7,245,000		United States Treasury Note	1.880	06/15/12	7,397,543
365,000		United States Treasury Note	0.630	06/30/12	366,084
1,180,000		United States Treasury Note	0.630	07/31/12	1,183,221
310,000	j	United States Treasury Note	0.380	08/31/12	309,443
1,925,000		United States Treasury Note	1.380	10/15/12	1,953,349
385,000		United States Treasury Note	0.750	08/15/13	384,218
2,985,000		United States Treasury Note	3.130	08/31/13	3,166,664
615,000	j	United States Treasury Note	0.500	10/15/13	608,129
4,913,000		United States Treasury Note	2.750	10/31/13	5,164,408
9,675,000	j	United States Treasury Note	0.500	11/15/13	9,550,280
13,062,000		United States Treasury Note	2.000	11/30/13	13,447,734

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$2,390,000		United States Treasury Note	0.750%	12/15/13	$2,373,009
8,747,000		United States Treasury Note	1.880	04/30/14	8,945,854
19,870,000		United States Treasury Note	2.250	05/31/14	20,554,582
12,755,000		United States Treasury Note	2.630	06/30/14	13,347,903
10,511,000		United States Treasury Note	2.380	08/31/14	10,888,744
14,999,000		United States Treasury Note	2.380	10/31/14	15,525,136
2,475,000		United States Treasury Note	2.130	11/30/14	2,535,328
12,155,000		United States Treasury Note	2.250	01/31/15	12,477,861
10,364,000		United States Treasury Note	2.500	04/30/15	10,714,593
4,817,000		United States Treasury Note	1.250	09/30/15	4,673,617
12,462,000		United States Treasury Note	1.380	11/30/15	12,110,534
500,000		United States Treasury Note	2.630	02/29/16	513,164
430,000		United States Treasury Note	3.000	02/28/17	443,438
2,500,000		United States Treasury Note	2.250	11/30/17	2,431,055
14,914,000		United States Treasury Note	2.630	11/15/20	14,068,093
7,245,000	j	United States Treasury Strip Principal	0.000	08/15/27	3,518,085

		TOTAL U.S. TREASURY SECURITIES			284,961,118

		TOTAL GOVERNMENT BONDS			1,123,867,316
		(Cost $1,101,860,596)

STRUCTURED ASSETS - 6.7%

ASSET BACKED - 1.4%
1,040,000	g	Ally Master Owner Trust	4.250	04/15/17	1,100,944
		Series - 2010 2 (Class A)
660,000		AmeriCredit Automobile Receivables Trust	5.190	08/17/15	698,052
		Series - 2010 1 (Class C)
1,410,000		AmeriCredit Automobile Receivables Trust	3.340	04/08/16	1,423,908
		Series - 2010 3 (Class C)
55,677	g	Asset Backed Funding Corp NIM Trust	5.900	07/26/35	0
		Series - 2006 WMC1 (Class N1)
850,000	g	Avis Budget Rental Car Funding AESOP LLC	3.150	03/20/17	830,095
		Series - 2010 5A (Class A)
270,000		CarMax Auto Owner Trust	3.750	12/15/15	276,228
		Series - 2010 1 (Class B)
478,798	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	279,301
		Series - 2004 2 (Class 1M1)
478,798	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	120,952
		Series - 2004 2 (Class 1B)
575,824		CIT Group Home Equity Loan Trust	6.200	02/25/30	548,640
		Series - 2002 1 (Class AF6)
631,494		Citicorp Mortgage Securities, Inc	5.710	07/25/36	637,619
		Series - 2006 1 (Class A3)
1,034,375		Citicorp Mortgage Securities, Inc	5.560	09/25/36	1,040,823
		Series - 2006 2 (Class A3)
1,040,000	i	Countrywide Asset-Backed Certificates	5.680	10/25/46	1,020,178
		Series - 2006 15 (Class A2)
93,245	i,j	Countrywide Home Equity Loan Trust	0.480	02/15/29	52,650
		Series - 2004 B (Class 1A)
755,989	g	Credit-Based Asset Servicing and Securitization LLC	6.160	12/25/36	743,196
		Series - 2007 MX1 (Class A1)

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$3,886,753	g	Flagstar Home Equity Loan Trust	5.780%	01/25/35	$3,217,151
		Series - 2007 1A (Class AF3)
70,000	g	Ford Credit Floorplan Master Owner Trust	4.640	02/15/17	73,615
		Series - 2010 3 (Class B)
423,147		GMAC Commercial Mortgage Securities, Inc	5.590	10/25/29	408,882
		Series - 2006 HLTV (Class A3)
890,000		GMAC Commercial Mortgage Securities, Inc	5.810	10/25/29	714,724
		Series - 2006 HLTV (Class A4)
198,249		HFC Home Equity Loan Asset Backed Certificates	5.910	03/20/36	199,231
		Series - 2007 1 (Class A1F)
413,305	i,j	Morgan Stanley ABS Capital I	0.270	01/25/37	400,581
		Series - 2007 HE2 (Class A2A)
4,515,024	i	Residential Asset Mortgage Products, Inc	0.880	11/25/34	3,843,437
		Series - 2004 RS11 (Class M1)
162,419	i	Residential Asset Securities Corp	6.490	10/25/30	141,476
		Series - 2001 KS2 (Class AI6)
640,744		Residential Funding Mortgage Securities II, Inc	5.520	04/25/21	628,280
		Series - 2006 HI5 (Class A2)
1,655,000		Residential Funding Mortgage Securities II, Inc	5.500	08/25/25	1,404,800
		Series - 2006 HI5 (Class A3)
113,081		Residential Funding Mortgage Securities II, Inc	5.750	02/25/36	112,438
		Series - 2006 HI2 (Class A2)
1,335,000		Residential Funding Mortgage Securities II, Inc	5.960	02/25/36	1,260,757
		Series - 2006 HI3 (Class A3)
185,000		Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	63,293
		Series - 2006 HI1 (Class M2)
4,455,000		Residential Funding Mortgage Securities II, Inc	5.440	09/25/36	4,093,186
		Series - 2006 HI4 (Class A3)
700,824	i,j	Securitized Asset Backed Receivables LLC Trust	0.410	03/25/36	665,767
		Series - 2006 NC2 (Class A2)
439,008	g,i	Wachovia Loan Trust	0.620	05/25/35	272,879
		Series - 2005 SD1 (Class A)
655,094	i,j	Wells Fargo Home Equity Trust	0.400	07/25/36	595,089
		Series - 2006 2 (Class A3)
565,000		World Financial Network Credit Card Master Trust	6.750	04/15/19	604,906
		Series - 2010 A (Class B)

		TOTAL ASSET BACKED			27,473,078

OTHER MORTGAGE BACKED - 5.3%
1,155,000	i	Banc of America Commercial Mortgage, Inc	4.770	07/10/43	1,077,930
		Series - 2005 3 (Class AJ)
870,000		Banc of America Commercial Mortgage, Inc	5.360	10/10/45	909,193
		Series - 2006 6 (Class A4)
1,610,000	i	Banc of America Commercial Mortgage, Inc	5.690	04/10/49	1,682,409
		Series - 2007 2 (Class A4)
4,735,000	i	Banc of America Commercial Mortgage, Inc	5.660	06/10/49	4,859,754
		Series - 2007 3 (Class A4)
2,030,000	g,i	Banc of America Large Loan, Inc	5.770	12/24/49	2,146,092
		Series - 2009 UB2 (Class A4AB)
164,812		Bank of America Alternative Loan Trust	5.500	09/25/19	167,805
		Series - 2004 8 (Class 3A1)
630,000		Bear Stearns Commercial Mortgage Securities Series - 2006 PW14 (Class A4)	5.200	12/11/38	665,455

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$545,000	i	Bear Stearns Commercial Mortgage Securities	5.460%	03/11/39	$589,248
		Series - 2006 PW11 (Class A4)
605,000		Bear Stearns Commercial Mortgage Securities	4.670	06/11/41	634,721
		Series - 2005 PWR8 (Class A4)
1,050,000	i	Bear Stearns Commercial Mortgage Securities	5.580	09/11/41	1,062,694
		Series - 2006 PW13 (Class AM)
970,000		Bear Stearns Commercial Mortgage Securities	5.540	10/12/41	1,044,325
		Series - 2006 T24 (Class A4)
1,290,000	i	Bear Stearns Commercial Mortgage Securities	4.750	02/13/46	1,357,797
		Series - 2004 T16 (Class A6)
1,690,000	i	Bear Stearns Commercial Mortgage Securities	5.690	06/11/50	1,791,566
		Series - 2007 PW17 (Class A4)
1,440,000		Bear Stearns Commercial Mortgage Securities	5.700	06/11/50	1,500,390
		Series - 2007 PW18 (Class A4)
986,930		Chase Mortgage Finance Corp	5.500	10/25/35	997,524
		Series - 2005 S2 (Class A24)
1,140,000		Citigroup, Inc	5.320	12/11/49	1,181,633
		Series - 2007 CD4 (Class A4)
1,970,000	i	Commercial Mortgage Pass Through Certificates	5.810	12/10/49	2,119,564
		Series - 2007 C9 (Class A4)
1,039,796		Countrywide Alternative Loan Trust	5.500	08/25/16	1,016,544
		Series - 2004 30CB (Class 1A15)
327,976		Countrywide Home Loan Mortgage Pass Through Trust	5.250	09/25/35	335,342
		Series - 2005 17 (Class 1A10)
500,352		Countrywide Home Loan Mortgage Pass Through Trust	5.500	09/25/35	498,844
		Series - 2005 J3 (Class 1A1)
1,835,543	g,i,j	Credit Suisse Mortgage Capital Certificates	0.440	04/15/22	1,716,839
		Series - 2007 TF2A (Class A1)
		Credit Suisse/Morgan Stanley Commercial Mortgage
527,724	g,i,j	Certificate	0.450	05/15/23	518,451
		Series - 2006 HC1A (Class A1)
580,000		CS First Boston Mortgage Securities Corp	4.050	05/15/38	586,310
		Series - 2003 C3 (Class B)
1,210,000	i	CS First Boston Mortgage Securities Corp	5.100	08/15/38	1,293,348
		Series - 2005 C5 (Class A4)
445,000	i	CS First Boston Mortgage Securities Corp	5.100	08/15/38	430,526
		Series - 2005 C5 (Class AJ)
1,076,783	i	GMAC Mortgage Corp Loan Trust	4.580	10/19/33	1,070,786
		Series - 2003 AR1 (Class A5)
900,000	i	Greenwich Capital Commercial Funding Corp	5.220	04/10/37	955,040
		Series - 2005 GG5 (Class A5)
1,400,000	i	Greenwich Capital Commercial Funding Corp	5.880	07/10/38	1,527,398
		Series - 2006 GG7 (Class A4)
5,095,000	i	Greenwich Capital Commercial Funding Corp	5.890	07/10/38	5,247,340
		Series - 2006 GG7 (Class AM)
4,255,000		Greenwich Capital Commercial Funding Corp	5.440	03/10/39	4,482,976
		Series - 2007 GG9 (Class A4)
1,190,000		Greenwich Capital Commercial Funding Corp	5.480	03/10/39	1,188,890
		Series - 2007 GG9 (Class AM)
5,020,000		Greenwich Capital Commercial Funding Corp	5.740	12/10/49	5,304,380
		Series - 2007 GG11 (Class A4)

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$870,000	i	GS Mortgage Securities Corp II	5.550%	04/10/38	$934,499
		Series - 2006 GG6 (Class A4)
1,435,000	i	GS Mortgage Securities Corp II	5.620	04/10/38	1,449,862
		Series - 2006 GG6 (Class AM)
2,615,000		GS Mortgage Securities Corp II	5.560	11/10/39	2,773,809
		Series - 2006 GG8 (Class A4)
1,380,000	g	GS Mortgage Securities Corp II	5.150	08/10/43	1,402,212
		Series - 2010 C1 (Class B)
500,000	g,i	GS Mortgage Securities Corp II	5.230	12/10/43	474,214
		Series - 2010 C2 (Class C)
508,604	i	GSR Mortgage Loan Trust	2.960	01/25/36	491,816
		Series - 2006 AR1 (Class 2A2)
1,055,000	g,i,j	JP Morgan Chase Commercial Mortgage Securities Corp	0.440	02/15/20	970,716
		Series - 2006 FL1A (Class A2)
715,000	g	JP Morgan Chase Commercial Mortgage Securities Corp	5.630	12/05/27	766,686
		Series - 2009 IWST (Class A2)
230,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.070	11/15/43	217,569
		Series - 2010 C2 (Class B)
405,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.530	11/15/43	379,013
		Series - 2010 C2 (Class C)
2,060,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.340	05/15/47	2,137,923
		Series - 2006 LDP9 (Class A3)
7,360,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.440	06/12/47	7,712,763
		Series - 2007 CB18 (Class A4)
2,795,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.820	06/15/49	2,924,282
		Series - 2007 LD11 (Class A4)
881,087	i	JP Morgan Mortgage Trust	4.310	04/25/35	886,472
		Series - 2005 A2 (Class 5A1)
1,075,000		LB-UBS Commercial Mortgage Trust	4.740	02/15/30	1,125,982
		Series - 2005 C1 (Class A4)
810,000	i	LB-UBS Commercial Mortgage Trust	5.150	04/15/30	849,874
		Series - 2005 C2 (Class A5)
430,000		LB-UBS Commercial Mortgage Trust	4.390	03/15/32	450,500
		Series - 2003 C1 (Class A4)
3,320,000		LB-UBS Commercial Mortgage Trust	5.420	02/15/40	3,486,463
		Series - 2007 C1 (Class A4)
1,890,000		LB-UBS Commercial Mortgage Trust	5.430	02/15/40	1,948,964
		Series - 2007 C2 (Class A3)
571,063	i	Merrill Lynch Mortgage Trust	5.110	07/12/38	580,729
		Series - 2005 CIP1 (Class AM)
465,000	i	Merrill Lynch Mortgage Trust	5.660	05/12/39	501,157
		Series - 2006 C1 (Class A4)
925,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.420	02/12/39	998,552
		Series - 2006 1 (Class A4)
865,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.960	08/12/49	854,846
		Series - 2007 8 (Class AM)
1,945,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.170	12/12/49	2,013,148
		Series - 2006 4 (Class A3)
980,000	i	Morgan Stanley Capital I	5.270	06/13/41	1,049,709
		Series - 2004 T15 (Class A4)
1,190,000		Morgan Stanley Capital I	5.170	01/14/42	1,273,591
		Series - 2005 HQ5 (Class A4)

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$3,780,000	i	Morgan Stanley Capital I	5.450%	02/12/44	$3,922,776
		Series - 2007 HQ11 (Class A4)
1,150,000		Morgan Stanley Capital I	5.360	03/15/44	1,186,278
		Series - 2007 IQ13 (Class A4)
445,000	i	Morgan Stanley Capital I	5.730	07/12/44	482,810
		Series - 2006 HQ9 (Class A4)
415,000	i	Morgan Stanley Capital I	5.540	11/12/49	422,971
		Series - 2007 T25 (Class AM)
485,000		Morgan Stanley Capital I	4.770	07/15/56	465,679
		Series - 0 IQ9 (Class AJ)
1,060,000	g,i	RBSCF Trust	4.670	04/15/24	1,027,890
		Series - 2010 MB1 (Class D)
391,861	i	Structured Adjustable Rate Mortgage Loan Trust	0.640	03/25/35	382,490
		Series - 2005 6XS (Class A3)
281,235	i	Structured Adjustable Rate Mortgage Loan Trust	5.750	07/25/36	280,166
		Series - 2006 6 (Class 2A1)
480,000	i	Wachovia Bank Commercial Mortgage Trust	5.360	12/15/44	448,510
		Series - 2005 C22 (Class AJ)
1,200,000		Wachovia Bank Commercial Mortgage Trust	5.500	04/15/47	1,203,273
		Series - 2007 C31 (Class A5)
1,695,000	i	Wachovia Bank Commercial Mortgage Trust	5.370	11/15/48	1,505,960
		Series - 2006 C29 (Class AJ)
1,025,000	i	Wachovia Bank Commercial Mortgage Trust	5.900	02/15/51	1,063,822
		Series - 2007 C33 (Class A4)
1,350,000	i	Wachovia Bank Commercial Mortgage Trust	5.900	02/15/51	1,393,646
		Series - 2007 C33 (Class A5)

		TOTAL OTHER MORTGAGE BACKED			102,402,736

		TOTAL STRUCTURED ASSETS			129,875,814
		(Cost $124,959,932)

		TOTAL BONDS			1,869,028,104
		(Cost $1,822,803,621)

SHARES		COMPANY

PREFERRED STOCKS - 0.0%

BANKS - 0.0%
79,857	*	Federal Home Loan Mortgage Corp (FHLMC)	8.380	12/30/49	50,230
231,458	*	Federal National Mortgage Association (FNMA)	8.250	12/30/49	129,617

		TOTAL BANKS			179,847

		TOTAL PREFERRED STOCKS			179,847
		(Cost $7,782,875)

PRINCIPAL	ISSUER

SHORT-TERM INVESTMENTS - 25.0%
GOVERNMENT AGENCY DEBT - 13.7%
	Federal Home Loan Bank (FHLB)
$12,050,000	FHLB	01/03/11	12,049,999
16,000,000	FHLB	01/12/11	15,999,316
31,070,000	FHLB	01/21/11	31,067,411
34,860,000	FHLB	01/28/11	34,855,554

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$14,705,000	FHLB		02/02/11	$14,703,039
29,375,000	FHLB		02/23/11	29,367,216
11,280,000	FHLB		02/25/11	11,277,760
	Federal Home Loan Mortgage Corp (FHLMC)
24,340,000	FHLMC		01/10/11	24,338,905
16,090,000	FHLMC		01/18/11	16,088,632
5,655,000	FHLMC		01/24/11	5,654,603
28,550,000	FHLMC		01/31/11	28,546,431
29,410,000	FHLMC		02/22/11	29,403,840
	Federal National Mortgage Association (FNMA)
11,870,000	FNMA		01/05/11	11,869,763

	TOTAL GOVERNMENT AGENCY DEBT			265,222,469

TREASURY DEBT - 11.3%
28,320,000	United States Treasury Bill		02/03/11	28,317,015
16,300,000	United States Treasury Bill		02/10/11	16,297,691
23,465,000	United States Treasury Bill		02/17/11	23,461,171
53,550,000	United States Treasury Bill		02/24/11	53,542,891
875,000	United States Treasury Bill		03/03/11	874,825
25,000,000	United States Treasury Bill		03/10/11	24,994,500
20,615,000	United States Treasury Bill		03/17/11	20,610,403
25,000,000	United States Treasury Bill		05/12/11	24,987,000
6,500,000	United States Treasury Bill		12/15/11	6,483,633
20,000,000	United States Treasury Note	0.880%	03/31/11	20,032,820

	TOTAL TREASURY DEBT			219,601,949

	TOTAL SHORT-TERM INVESTMENTS			484,824,418
	(Cost $484,815,045)

	TOTAL INVESTMENTS - 121.4%			2,354,032,369
	(Cost $2,315,401,541)
	OTHER ASSETS & LIABILITIES, NET - (21.4)%			(414,493,385)

	NET ASSETS - 100.0%			$1,939,538,984

*	Non-income producing.
b	In bankruptcy.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.
At December 31, 2010 the value of these securities amounted to $114,091,799 or 5.88% of net assets.
h	These securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon reflects the rate at period end.
j	Zero coupon.
n	In default.

TIAA-CREF FUNDS – Bond Plus Fund

TIAA-CREF FUNDS
BOND PLUS FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2010

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BANK LOAN OBLIGATIONS - 0.5%

CAPITAL GOODS - 0.1%
$1,000,000	i	TransDigm Group, Inc	5.000%	12/06/16	$1,009,000

		TOTAL CAPITAL GOODS			1,009,000

COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
857,915	i	JohnsonDiversey, Inc	5.250	11/24/15	862,471

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			862,471

HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
981,328	i	Reynolds Consumer Products Term Loan	6.750	11/05/15	989,149

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			989,149

SOFTWARE & SERVICES - 0.1%
990,240	i	IMS Health, Inc	5.250	02/26/16	999,083

		TOTAL SOFTWARE & SERVICES			999,083

		TOTAL BANK LOAN OBLIGATIONS			3,859,703
		(Cost $3,826,016)

BONDS - 90.1%

CORPORATE BONDS - 30.6%

AUTOMOBILES & COMPONENTS - 0.2%
500,000		Ford Motor Co	7.450	07/16/31	535,625
500,000		Harsco Corp	5.130	09/15/13	539,836
500,000	g	Hyundai Motor Manufacturer	4.500	04/15/15	513,057

		TOTAL AUTOMOBILES & COMPONENTS			1,588,518

BANKS - 4.8%
610,000	g	Akbank TAS	5.130	07/22/15	616,100
500,000	g	Alfa Bond Issuance plc for OJSC Alfa Bank	7.880	09/25/17	508,750
500,000	g	Banco Bradesco S.A.	5.900	01/16/21	500,600
340,000	g	Banco de Credito del Peru	5.380	09/16/20	334,900
285,000	g	Banco del Estado de Chile	4.130	10/07/20	270,712
500,000	g	Banco do Brasil S.A.	6.000	01/22/20	540,000
500,000	g	Banco do Brasil S.A.	5.380	01/15/21	490,000
500,000	g	Banco Santander Brasil	4.500	04/06/15	510,033
280,000	g	Banco Santander Chile	3.750	09/22/15	279,976
365,000		BanColombia S.A.	6.130	07/26/20	373,687
300,000		Bank of America	4.880	09/15/12	313,241
25,000		Bank of America Corp	4.900	05/01/13	26,065
350,000		Bank of America Corp	7.380	05/15/14	389,053
100,000		Bank of America Corp	3.700	09/01/15	99,137

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$650,000		Bank of America Corp	5.300%	03/15/17	$658,731
25,000		Bank of America Corp	6.000	09/01/17	26,200
350,000		Bank of America Corp	5.750	12/01/17	364,219
500,000	g	Bank of China Hong Kong Ltd	5.550	02/11/20	522,373
1,500,000	g	Bank of Nova Scotia	1.650	10/29/15	1,433,819
150,000		BB&T Corp	3.850	07/27/27	156,043
625,000		Citigroup, Inc	6.000	12/13/13	682,959
275,000		Citigroup, Inc	5.500	10/15/14	296,298
300,000		Citigroup, Inc	6.130	05/15/18	328,658
550,000		Citigroup, Inc	5.380	08/09/20	571,454
525,000		Citigroup, Inc	6.880	03/05/38	582,350
275,000		Citigroup, Inc	8.130	07/15/39	349,838
2,700,000	g	Depfa ACS Bank	5.130	03/16/37	1,799,747
250,000		Deutsche Bank AG.	3.880	08/18/14	262,439
345,000		Discover Bank	7.000	04/15/20	370,889
350,000		Eksportfinans ASA	5.000	02/14/12	366,473
1,140,000		Eksportfinans ASA	2.000	09/15/15	1,113,347
200,000		First Horizon National Corp	5.380	12/15/15	201,884
250,000		Golden West Financial Corp	4.750	10/01/12	264,507
500,000	g	HSBC Bank plc	4.130	08/12/20	480,560
275,000	g,i	HSBC Capital Funding LP	4.610	12/30/49	259,684
618,000	g	ICICI Bank Ltd	5.500	03/25/15	643,141
500,000	g	Itau Unibanco Holdings S.A.	5.750	01/22/21	498,750
335,000		JPMorgan Chase & Co	5.130	09/15/14	356,464
75,000		JPMorgan Chase & Co	3.400	06/24/15	76,482
1,425,000		JPMorgan Chase & Co	4.250	10/15/20	1,391,726
475,000		JPMorgan Chase & Co	5.500	10/15/40	485,517
500,000		KeyBank NA	3.200	06/15/12	518,690
250,000	i	Manufacturers & Traders Trust Co	5.630	12/01/21	235,323
1,100,000		Mellon Funding Corp	6.400	05/14/11	1,122,735
2,000,000		New York Community Bank	3.000	12/16/11	2,047,913
125,000		Noble Holding International Ltd	3.450	08/01/15	127,648
350,000		Noble Holding International Ltd	4.900	08/01/20	362,074
2,000,000		Regions Bank	3.250	12/09/11	2,052,881
500,000		Regions Financial Corp	6.380	05/15/12	509,375
500,000	g	Shinhan Bank	4.380	09/15/15	506,410
500,000	i	Shinhan Bank	5.660	03/02/35	492,778
2,000,000		Sovereign Bancorp, Inc	2.750	01/17/12	2,045,444
500,000	g,i	Standard Chartered plc	6.410	12/30/49	466,208
125,000	g	Sumitomo Mitsui Banking Corp	3.150	07/22/15	127,224
100,000		Union Bank of California NA	5.950	05/11/16	106,440
125,000		USB Capital XIII Trust	6.630	12/15/39	127,679
350,000	g	Vnesheconombank	6.800	11/22/25	349,125
375,000		Wachovia Bank NA	4.800	11/01/14	398,706
350,000		Wachovia Bank NA	5.850	02/01/37	352,237
1,850,000		Wells Fargo & Co	4.750	02/09/15	1,962,622
200,000		Zions Bancorporation	7.750	09/23/14	208,502

		TOTAL BANKS			33,916,820

CAPITAL GOODS - 1.0%
500,000	g	Adaro Indonesia PT	7.630	10/22/19	546,250
100,000		Black & Decker Corp	8.950	04/15/14	118,903

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$150,000		CRH America, Inc	4.130%	01/15/16	$149,042
500,000		DIRECTV Holdings LLC	3.550	03/15/15	507,962
270,000	g	Gol Finance	9.250	07/20/20	278,775
560,000	g	Gold Fields Orogen Holding BVI Ltd	4.880	10/07/20	535,715
265,000		Goodrich Corp	6.130	03/01/19	299,892
190,000		John Deere Capital Corp	2.950	03/09/15	195,183
630,000	g	Myriad International Holding BV	6.380	07/28/17	659,861
500,000	g	SPX Corp	6.880	09/01/17	531,250
500,000		Susser Holdings LLC	8.500	05/15/16	536,250
500,000	g	TAM Capital 2, Inc	9.500	01/29/20	542,500
500,000	g	TransDigm, Inc	7.750	12/15/18	517,500
145,000		Tyco International Finance S.A.	4.130	10/15/14	153,757
150,000		United Technologies Corp	6.050	06/01/36	169,366
200,000		United Technologies Corp	5.700	04/15/40	218,032
500,000		Valmont Industries, Inc	6.630	04/20/20	520,143

		TOTAL CAPITAL GOODS			6,480,381

COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
550,000	g	American Achievement Corp	10.880	04/15/16	563,749
500,000		Corrections Corp of America	7.750	06/01/17	530,625
250,000		Daimler Finance North America LLC	5.880	03/15/11	252,535
250,000		Daimler Finance North America LLC	5.750	09/08/11	258,320
268,000		Iron Mountain, Inc	7.750	01/15/15	268,670
420,000		Iron Mountain, Inc	8.380	08/15/21	450,450
340,000	g	National Agricultural Cooperative Federation	4.250	01/28/16	340,898
100,000		News America, Inc	7.250	05/18/18	120,652
250,000		News America, Inc	7.630	11/30/28	291,334
250,000		News America, Inc	6.200	12/15/34	262,496
325,000		News America, Inc	6.650	11/15/37	359,967
250,000		News America, Inc	6.900	08/15/39	286,230
285,000		Republic Services, Inc	5.000	03/01/20	299,886
145,000		Republic Services, Inc	5.250	11/15/21	152,813
375,000		Republic Services, Inc	6.200	03/01/40	406,488
555,000	g	Visant Corp	10.000	10/01/17	589,687
335,000		Waste Management, Inc	6.130	11/30/39	358,512

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			5,793,312

CONSUMER DURABLES & APPAREL - 0.5%
500,000		Alliant Techsystems, Inc	6.880	09/15/20	514,375
500,000		Hanesbrands, Inc	8.000	12/15/16	536,249
500,000		Phillips-Van Heusen Corp	7.380	05/15/20	531,250
400,000		Whirlpool Corp	8.000	05/01/12	431,047
1,100,000		Whirlpool Corp	8.600	05/01/14	1,268,404

		TOTAL CONSUMER DURABLES & APPAREL			3,281,325

CONSUMER SERVICES - 0.5%
500,000	g	AMC Entertainment Holdings, Inc	9.750	12/01/20	520,000
500,000	g	DineEquity, Inc	9.500	10/30/18	530,000
200,000		McDonald’s Corp	3.500	07/15/20	192,912
500,000		Penn National Gaming, Inc	8.750	08/15/19	551,250
1,000,000		Speedway Motorsports, Inc	6.750	06/01/13	1,007,500
500,000		Wynn Las Vegas LLC	7.880	11/01/17	538,750

		TOTAL CONSUMER SERVICES			3,340,412

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

DIVERSIFIED FINANCIALS - 4.4%
$175,000		American Express Co	7.000%	03/19/18	$203,835
600,000		American Express Co	8.130	05/20/19	746,527
225,000		Ameriprise Financial, Inc	5.300	03/15/20	236,713
500,000	g	Banco Mercantil del Norte S.A.	4.380	07/19/15	507,477
500,000	g	Bangkok Bank PCL	4.800	10/18/20	479,111
375,000		Bank of New York Mellon Corp	4.300	05/15/14	400,123
275,000		Bank of New York Mellon Corp	5.450	05/15/19	302,085
250,000		Barclays Bank plc	5.200	07/10/14	270,021
500,000		BlackRock, Inc	3.500	12/10/14	518,509
355,000	g	BM&FBOVESPA S.A.	5.500	07/16/20	361,235
250,000		Capital One Bank USA NA	8.800	07/15/19	307,510
350,000		Capital One Capital V	8.880	05/15/40	364,438
500,000	g	CCL Finance Ltd	9.500	08/15/14	573,750
300,000		Countrywide Financial Corp	6.250	05/15/16	307,646
1,000,000		Credit Suisse	5.500	05/01/14	1,096,651
250,000		Credit Suisse AG.	5.400	01/14/20	255,319
500,000		Ford Motor Credit Co LLC	7.500	08/01/12	531,605
300,000		Franklin Resources, Inc	3.130	05/20/15	305,507
225,000		General Electric Capital Corp	2.800	01/08/13	230,018
850,000		General Electric Capital Corp	1.880	09/16/13	850,455
2,700,000		General Electric Capital Corp	5.500	06/04/14	2,948,399
50,000		General Electric Capital Corp	4.380	09/16/20	49,208
400,000		General Electric Capital Corp	6.880	01/10/39	462,264
2,000,000		GMAC, Inc	2.200	12/19/12	2,057,057
500,000	i	Goldman Sachs Capital II	5.790	12/30/49	423,750
600,000		Goldman Sachs Group, Inc	5.700	09/01/12	640,415
600,000		Goldman Sachs Group, Inc	4.750	07/15/13	639,164
250,000		Goldman Sachs Group, Inc	3.700	08/01/15	254,728
575,000		Goldman Sachs Group, Inc	5.350	01/15/16	617,781
175,000		Goldman Sachs Group, Inc	7.500	02/15/19	204,048
150,000		Goldman Sachs Group, Inc	6.450	05/01/36	147,352
375,000		Goldman Sachs Group, Inc	6.750	10/01/37	383,399
650,000		HSBC Finance Corp	5.250	01/14/11	650,655
1,165,000		HSBC Finance Corp	4.750	07/15/13	1,228,694
415,000		International Lease Finance Corp	5.750	06/15/11	417,075
200,000	g	International Lease Finance Corp	6.500	09/01/14	212,000
150,000	g	International Lease Finance Corp	8.630	09/15/15	161,250
150,000		International Lease Finance Corp	8.250	12/15/20	154,500
200,000		Jefferies Group, Inc	3.880	11/09/15	196,581
300,000		Kreditanstalt fuer Wiederaufbau	4.880	01/17/17	334,862
500,000		Landwirtschaftliche Rentenbank	5.250	07/02/12	533,251
500,000	b,n	Lehman Brothers Holdings Capital Trust V	5.860	12/30/49	50
250,000	g	Lloyds TSB Bank plc	5.800	01/13/20	246,841
1,005,000	g	Lukoil International Finance BV	6.130	11/09/20	1,006,206
275,000		MBNA Corp	6.130	03/01/13	295,259
1,650,000		Merrill Lynch & Co, Inc	5.450	02/05/13	1,740,410
300,000		Merrill Lynch & Co, Inc	6.400	08/28/17	317,181
500,000		Merrill Lynch & Co, Inc	6.880	04/25/18	547,179
500,000		Morgan Stanley	5.380	10/15/15	525,185

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$900,000		Morgan Stanley	5.450%	01/09/17	$933,314
250,000		Morgan Stanley	6.630	04/01/18	271,192
725,000		Morgan Stanley	7.300	05/13/19	816,088
250,000		NASDAQ OMX Group, Inc	4.000	01/15/15	254,458
175,000		NASDAQ OMX Group, Inc	5.550	01/15/20	176,815
400,000		National Rural Utilities Cooperative Finance Corp	5.500	07/01/13	437,966
250,000		National Rural Utilities Cooperative Finance Corp	10.380	11/01/18	344,856
500,000	g	Odebrecht Finance Ltd	7.000	04/21/20	537,500
600,000	g	Principal Life Global Funding I	5.130	10/15/13	644,751
500,000	g	PTTEP Australia International Finance Pty Ltd	4.150	07/19/15	500,045
700,000	g,i	Rabobank Nederland NV	11.000	12/30/49	904,750
450,000		State Street Corp	4.300	05/30/14	481,454
250,000		UBS AG.	4.880	08/04/20	254,335
500,000	g	Waha Aerospace BV	3.930	07/28/20	504,110

		TOTAL DIVERSIFIED FINANCIALS			33,304,913

ENERGY - 3.6%
150,000		Anadarko Petroleum Corp	8.700	03/15/19	183,181
275,000		Anadarko Petroleum Corp	6.200	03/15/40	268,450
250,000		Apache Corp	5.100	09/01/40	242,909
500,000		Arch Coal, Inc	8.750	08/01/16	545,000
237,000		Arch Western Finance LLC	6.750	07/01/13	239,370
500,000		Atlas Energy Operating Co LLC	10.750	02/01/18	610,625
125,000		Baker Hughes, Inc	5.130	09/15/40	122,098
300,000		BJ Services Co	5.750	06/01/11	306,415
525,000		BP Capital Markets plc	3.130	03/10/12	536,834
250,000		BP Capital Markets plc	3.880	03/10/15	257,873
500,000		BP Capital Markets plc	3.130	10/01/15	499,657
275,000		Burlington Resources Finance Co	7.200	08/15/31	326,489
250,000		Chesapeake Energy Corp	7.630	07/15/13	270,938
250,000		Chesapeake Energy Corp	6.500	08/15/17	251,250
500,000		Cloud Peak Energy Resources LLC	8.250	12/15/17	536,875
575,000		ConocoPhillips	6.500	02/01/39	683,734
500,000	g	Consol Energy, Inc	8.250	04/01/20	540,000
461,450		Dolphin Energy Ltd	5.890	06/15/19	493,752
500,000	g	Drummond Co, Inc	7.380	02/15/16	518,125
500,000		Ecopetrol S.A.	7.630	07/23/19	577,500
500,000	g	Empresa Nacional del Petroleo	6.250	07/08/19	539,539
200,000	g	Empresa Nacional del Petroleo	5.250	08/10/20	199,945
100,000		EnCana Corp	6.630	08/15/37	109,365
500,000		Encore Acquisition Co	9.500	05/01/16	555,000
425,000		Enterprise Products Operating LLC	4.600	08/01/12	446,053
275,000		Enterprise Products Operating LLC	5.600	10/15/14	303,684
75,000		Enterprise Products Operating LLC	5.000	03/01/15	80,874
250,000		Enterprise Products Operating LLC	6.130	10/15/39	260,202
350,000		EOG Resources, Inc	4.100	02/01/21	344,233
350,000	g	Gaz Capital S.A.	5.090	11/29/15	358,750
500,000		Gaz Capital S.A.	6.210	11/22/16	527,500
500,000		Gaz Capital S.A.	6.510	03/07/22	510,000
175,000		Hess Corp	8.130	02/15/19	221,090
285,000		Hess Corp	6.000	01/15/40	298,726
500,000		Inergy LP	6.880	12/15/14	507,500

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$715,000	g	KMG Finance Sub BV	6.380%	04/09/21	$708,707
175,000		Marathon Oil Corp	6.500	02/15/14	197,001
275,000		MarkWest Energy Partners LP	6.750	11/01/20	275,000
350,000		Nexen, Inc	6.400	05/15/37	339,109
250,000		Nexen, Inc	7.500	07/30/39	271,874
350,000		Occidental Petroleum Corp	4.100	02/01/21	355,755
500,000		Peabody Energy Corp	7.380	11/01/16	555,000
100,000		Pemex Project Funding Master Trust	5.750	03/01/18	106,919
350,000		Pemex Project Funding Master Trust	6.630	06/15/35	356,123
125,000		Pemex Project Funding Master Trust	6.630	06/15/38	126,966
500,000		Petrobras International Finance Co	7.880	03/15/19	591,085
494,000		Petrobras International Finance Co	6.880	01/20/40	518,899
100,000		Petroleos Mexicanos	8.000	05/03/19	120,500
450,000		Petroleos Mexicanos	5.500	01/21/21	455,625
430,000	g	Petroleum Co of Trinidad & Tobago Ltd	9.750	08/14/19	515,999
500,000	g	Petronas Capital Ltd	5.250	08/12/19	537,445
480,000	g	Precision Drilling Trust	6.630	11/15/20	488,400
500,000		Range Resources Corp	7.500	05/15/16	518,750
100,000		Range Resources Corp	7.250	05/01/18	105,500
422,972		Ras Laffan Liquefied Natural Gas Co Ltd	5.300	09/30/20	446,235
330,000	g	Reliance Holdings USA	4.500	10/19/20	314,870
250,000		SEACOR Holdings, Inc	7.380	10/01/19	259,315
250,000		Shell International Finance BV	3.100	06/28/15	256,737
525,000		Shell International Finance BV	4.300	09/22/19	547,341
125,000		Shell International Finance BV	6.380	12/15/38	148,154
995,000		Southwestern Energy Co	7.500	02/01/18	1,121,862
200,000		Statoil ASA	2.900	10/15/14	206,803
500,000		TransCanada Pipelines Ltd	5.850	03/15/36	523,590
250,000	i	TransCanada Pipelines Ltd	6.350	05/15/67	246,859
125,000		Vale Overseas Ltd	6.250	01/23/17	139,388
125,000		Vale Overseas Ltd	6.880	11/21/36	137,498
205,000		Vale Overseas Ltd	6.880	11/10/39	226,511
450,000		Weatherford Bermuda Holdings Ltd	5.130	09/15/20	447,764
600,000		XTO Energy, Inc	6.250	04/15/13	668,409
300,000		XTO Energy, Inc	4.630	06/15/13	325,734

		TOTAL ENERGY			26,435,263

FOOD & STAPLES RETAILING - 0.2%
185,000		CVS Caremark Corp	3.250	05/18/15	188,014
50,000		CVS Caremark Corp	6.600	03/15/19	58,543
275,000		Delhaize Group S.A.	5.880	02/01/14	303,479
250,000		Delhaize Group S.A.	6.500	06/15/17	283,418
75,000		Kroger Co	5.000	04/15/13	80,801
50,000		Kroger Co	6.800	12/15/18	58,240
95,000		Stater Brothers Holdings	7.750	04/15/15	97,613
300,000	g	Stater Brothers Holdings	7.380	11/15/18	307,499
65,000		SuperValu, Inc	8.000	05/01/16	62,238

		TOTAL FOOD & STAPLES RETAILING			1,439,845

FOOD BEVERAGE & TOBACCO - 1.0%
775,000		Anheuser-Busch InBev Worldwide, Inc	5.380	01/15/20	839,781
300,000		Anheuser-Busch InBev Worldwide, Inc	5.000	04/15/20	317,080

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$175,000		Anheuser-Busch InBev Worldwide, Inc	6.380%	01/15/40	$200,430
475,000	g	BFF International Ltd	7.250	01/28/20	494,000
500,000		Coca-Cola Co	1.500	11/15/15	479,921
425,000		Coca-Cola Co	3.150	11/15/20	398,773
500,000		Constellation Brands, Inc	8.380	12/15/14	546,250
450,000		General Mills, Inc	5.650	02/15/19	500,965
500,000	g	Grupo Bimbo SAB de C.V.	4.880	06/30/20	501,957
500,000		Kellogg Co	4.000	12/15/20	493,127
500,000		Kraft Foods, Inc	6.500	02/09/40	560,315
150,000		PepsiAmericas, Inc	5.750	07/31/12	161,422
25,000		PepsiAmericas, Inc	4.380	02/15/14	27,038
38,000		PepsiCo, Inc	7.900	11/01/18	48,891
100,000		PepsiCo, Inc	4.880	11/01/40	97,034
550,000		Philip Morris International, Inc	6.880	03/17/14	633,772
100,000		Philip Morris International, Inc	6.380	05/16/38	116,069
500,000	g	Smithfield Foods, Inc	10.000	07/15/14	576,249
300,000		TreeHouse Foods, Inc	7.750	03/01/18	325,125

		TOTAL FOOD BEVERAGE & TOBACCO			7,318,199

HEALTH CARE EQUIPMENT & SERVICES - 0.8%
125,000		Agilent Technologies, Inc	2.500	07/15/13	126,466
510,000		DaVita, Inc	6.380	11/01/18	507,450
435,000		DaVita, Inc	6.630	11/01/20	430,650
400,000	g	Fresenius US Finance II, Inc	9.000	07/15/15	458,000
262,000	o	HCA, Inc	9.630	11/15/16	280,668
500,000		HCA, Inc	8.500	04/15/19	547,500
500,000		HCA, Inc	7.880	02/15/20	535,000
500,000		Healthsouth Corp	7.250	10/01/18	510,000
1,000,000	g	LifePoint Hospitals, Inc	6.630	10/01/20	992,499
250,000		McKesson Corp	6.500	02/15/14	280,870
275,000		Medtronic, Inc	4.750	09/15/15	304,406
500,000		Quest Diagnostics, Inc	6.400	07/01/17	547,633
160,000		Thermo Fisher Scientific, Inc	4.700	05/01/20	167,329

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			5,688,471

HOUSEHOLD & PERSONAL PRODUCTS - 0.0%
250,000		Procter & Gamble Co	5.550	03/05/37	272,241

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			272,241

INSURANCE - 1.0%
275,000		ACE INA Holdings, Inc	5.880	06/15/14	308,341
240,000		Aetna, Inc	6.500	09/15/18	276,442
150,000		Aetna, Inc	6.630	06/15/36	164,877
375,000		Allstate Corp	7.450	05/16/19	455,119
500,000		American International Group, Inc	3.650	01/15/14	508,538
400,000		Chubb Corp	6.000	05/11/37	433,493
80,000		CIGNA Corp	5.130	06/15/20	82,925
250,000		Genworth Financial, Inc	7.200	02/15/21	255,905
525,000		Hartford Financial Services Group, Inc	4.000	03/30/15	526,426
525,000		Hartford Financial Services Group, Inc	5.500	03/30/20	532,568
275,000		Hartford Financial Services Group, Inc	6.630	03/30/40	279,437
250,000		Lincoln National Corp	7.000	06/15/40	271,868

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$550,000		Metlife, Inc	5.000%	06/15/15	$595,653
525,000		Metlife, Inc	6.750	06/01/16	608,981
275,000		Metlife, Inc	5.700	06/15/35	280,708
650,000		Prudential Financial, Inc	6.200	11/15/40	687,602
300,000	g	Prudential Funding LLC	6.750	09/15/23	340,998
300,000		Travelers Cos, Inc	5.800	05/15/18	336,074
75,000		Travelers Cos, Inc	5.900	06/02/19	84,490
100,000		Unum Group	5.630	09/15/20	100,376
275,000		WellPoint, Inc	5.850	01/15/36	283,813
150,000		WR Berkley Corp	5.380	09/15/20	146,395

		TOTAL INSURANCE			7,561,029

MATERIALS - 2.3%
300,000		3M Co	5.700	03/15/37	328,037
350,000		Air Products & Chemicals, Inc	4.150	02/01/13	367,677
75,000		Airgas, Inc	4.500	09/15/14	78,556
250,000		Airgas, Inc	7.130	10/01/18	276,250
100,000		Alcoa, Inc	6.150	08/15/20	102,690
500,000	g	ALROSA Finance S.A.	7.750	11/03/20	524,375
500,000	g	Anglo American Capital plc	2.150	09/27/13	504,299
500,000		ArcelorMittal	9.850	06/01/19	631,910
537,000		Ball Corp	7.130	09/01/16	578,618
120,000		Ball Corp	7.380	09/01/19	129,000
500,000	g	Braskem SA	7.000	05/07/20	516,250
500,000	g	Celanese US Holdings LLC	6.630	10/15/18	516,250
500,000	g	Cemex SAB de C.V.	9.500	12/14/16	515,625
500,000		CF Industries, Inc	7.130	05/01/20	547,500
800,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.750	11/04/20	758,027
500,000		Crown Americas LLC	7.750	11/15/15	520,000
500,000	g	CSN Resources S.A.	6.500	07/21/20	527,500
500,000		Fibria Overseas Finance Ltd	7.500	05/04/20	525,000
250,000	g	Georgia Gulf Corp	9.000	01/15/17	271,250
375,000	g	Georgia-Pacific LLC	7.000	01/15/15	389,063
750,000	g	Georgia-Pacific LLC	8.250	05/01/16	846,562
590,000	g	Gerdau S.A.	5.750	01/30/21	591,475
375,000		Graphic Packaging International, Inc	9.500	06/15/17	409,219
250,000		International Paper Co	7.300	11/15/39	284,861
500,000		Lyondell Chemical Co	11.000	05/01/18	566,250
395,000	g	Nalco Co	6.630	01/15/19	403,888
125,000		Newmont Mining Corp	6.250	10/01/39	135,913
445,000	g	Novelis, Inc	8.380	12/15/17	460,575
500,000	g	POSCO	4.250	10/28/20	474,775
200,000		Praxair, Inc	5.250	11/15/14	222,999
500,000	g	Sappi Papier Holding AG.	6.750	06/15/12	512,729
500,000		Silgan Holdings, Inc	7.250	08/15/16	532,500
720,000	g	Sinochem Corp	6.300	11/12/40	736,504
340,000	g	Sociedad Quimica y Minera de Chile S.A.	5.500	04/21/20	346,836
500,000		Solutia, Inc	7.880	03/15/20	535,000
500,000	g	Suzano Trading Ltd	5.880	01/23/21	490,000
130,000		Teck Resources Ltd	9.750	05/15/14	162,678

		TOTAL MATERIALS			16,320,641

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

MEDIA - 1.2%
$200,000		CBS Corp	4.300%	02/15/21	$189,906
462,000		Cinemark USA, Inc	8.630	06/15/19	500,115
250,000		Comcast Corp	5.650	06/15/35	242,867
250,000		Comcast Corp	6.400	03/01/40	267,966
696,000	g	CSC Holdings LLC	8.500	04/15/14	764,730
750,000		DIRECTV Holdings LLC	7.630	05/15/16	831,563
433,000		DISH DBS Corp	7.880	09/01/19	452,485
250,000		Interpublic Group of Cos, Inc	6.250	11/15/14	269,688
187,000		Lamar Media Corp	6.630	08/15/15	189,805
935,000		Lamar Media Corp	7.880	04/15/18	993,437
100,000	g	NBC Universal, Inc	5.150	04/30/20	103,662
2,000,000	g	NBC Universal, Inc	4.380	04/01/21	1,941,213
463,000	g	Nielsen Finance LLC	7.750	10/15/18	479,205
350,000		Time Warner Cable, Inc	8.750	02/14/19	445,364
625,000		Time Warner Cable, Inc	8.250	04/01/19	776,358
250,000		Time Warner, Inc	3.150	07/15/15	254,005
275,000		Time Warner, Inc	6.500	11/15/36	300,559
125,000		Viacom, Inc	4.380	09/15/14	133,078

		TOTAL MEDIA			9,136,006

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.7%
150,000		Abbott Laboratories	5.600	05/15/11	152,954
460,000		Abbott Laboratories	4.130	05/27/20	467,696
350,000		Amgen, Inc	3.450	10/01/20	333,493
325,000		Eli Lilly & Co	3.550	03/06/12	335,317
250,000		GlaxoSmithKline Capital, Inc	5.650	05/15/18	285,857
250,000		Merck & Co, Inc	3.880	01/15/21	248,444
500,000	g	Mylan, Inc	7.630	07/15/17	531,875
410,000	g	NBTY, Inc	9.000	10/01/18	437,675
135,000		Novartis Capital Corp	4.130	02/10/14	144,071
150,000		Novartis Capital Corp	2.900	04/24/15	154,092
175,000		Novartis Capital Corp	4.400	04/24/20	183,533
175,000		Pfizer, Inc	5.350	03/15/15	196,728
500,000		Pfizer, Inc	6.200	03/15/19	585,680
220,000		Schering-Plough Corp	6.550	09/15/37	268,028
250,000		Teva Pharmaceutical Finance LLC	3.000	06/15/15	254,370
555,000	g	Valeant Pharmaceuticals International	6.750	10/01/17	552,225
55,000	g	Valeant Pharmaceuticals International	7.000	10/01/20	54,313

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			5,186,351

REAL ESTATE - 0.5%
150,000		AMB Property LP	4.500	08/15/17	149,992
50,000		Boston Properties LP	4.130	05/15/21	47,402
100,000		Brandywine Operating Partnership LP	7.500	05/15/15	109,307
100,000		Brandywine Operating Partnership LP	5.700	05/01/17	99,748
500,000	g	Desarrolladora Homex SAB de C.V.	9.500	12/11/19	572,500
150,000		Developers Diversified Realty Corp	7.500	04/01/17	167,564
500,000		Developers Diversified Realty Corp	7.880	09/01/20	559,928
25,000		Federal Realty Investment Trust	5.650	06/01/16	26,885
200,000		Healthcare Realty Trust, Inc	5.750	01/15/21	200,029
125,000		Kilroy Realty Corp	5.000	11/03/15	124,094

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$150,000		Liberty Property LP	4.750%	10/01/20	$148,433
125,000		Mack-Cali Realty Corp	7.750	08/15/19	145,469
75,000		National Retail Properties, Inc	6.880	10/15/17	80,802
100,000		ProLogis	7.630	08/15/14	112,762
150,000		Realty Income Corp	5.950	09/15/16	164,611
165,000		Realty Income Corp	5.750	01/15/21	170,598
150,000		Regency Centers LP	5.250	08/01/15	156,519
25,000		Regency Centers LP	5.880	06/15/17	26,658
25,000		Simon Property Group LP	5.250	12/01/16	26,970
210,000		Simon Property Group LP	10.350	04/01/19	287,112
180,000		Ventas Realty LP	3.130	11/30/15	173,427
200,000		Washington Real Estate Investment Trust	4.950	10/01/20	190,075

		TOTAL REAL ESTATE			3,740,885

RETAILING - 0.8%
500,000		Advance Auto Parts, Inc	5.750	05/01/20	522,320
250,000		Amerigas Partners LP	7.250	05/20/15	256,875
500,000	g	Asbury Automotive Group, Inc	8.380	11/15/20	516,250
500,000	g	Ferrellgas Partners LP	6.500	05/01/21	487,500
175,000		Home Depot, Inc	5.880	12/16/36	182,026
500,000		Limited Brands, Inc	7.000	05/01/20	527,500
805,000		Macy’s Retail Holdings, Inc	5.900	12/01/16	859,338
225,000		Martin Marietta Materials, Inc	6.600	04/15/18	241,906
500,000	g	QVC, Inc	7.130	04/15/17	523,750
250,000		Staples, Inc	9.750	01/15/14	302,963
1,250,000		Wal-Mart Stores, Inc	3.250	10/25/20	1,174,807
250,000		Wal-Mart Stores, Inc	5.250	09/01/35	251,587
250,000		Wal-Mart Stores, Inc	5.000	10/25/40	242,816

		TOTAL RETAILING			6,089,638

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
100,000	g	Broadcom Corp	1.500	11/01/13	99,319
250,000	g	Broadcom Corp	2.380	11/01/15	243,361

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			342,680

SOFTWARE & SERVICES - 0.5%
275,000		Adobe Systems, Inc	3.250	02/01/15	280,150
100,000	g	Fidelity National Information Services, Inc	7.630	07/15/17	105,250
250,000		International Business Machines Corp	1.000	08/05/13	249,087
165,000		Microsoft Corp	0.880	09/27/13	164,073
185,000		Microsoft Corp	2.950	06/01/14	192,581
500,000		Microsoft Corp	1.630	09/25/15	487,614
350,000		Microsoft Corp	3.000	10/01/20	328,194
200,000		Oracle Corp	5.750	04/15/18	228,789
185,000	g	Oracle Corp	3.880	07/15/20	183,906
500,000	g	SunGard Data Systems, Inc	7.380	11/15/18	502,499
500,000		Symantec Corp	2.750	09/15/15	487,911

		TOTAL SOFTWARE & SERVICES			3,210,054

TECHNOLOGY HARDWARE & EQUIPMENT - 0.6%
287,000		Brocade Communications Systems, Inc	6.880	01/15/20	305,655
340,000		Cisco Systems, Inc	4.450	01/15/20	356,219

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$75,000		General Electric Co	5.250%	12/06/17	$81,007
475,000		Hewlett-Packard Co	4.250	02/24/12	493,618
350,000		Hewlett-Packard Co	4.750	06/02/14	383,488
60,000		Hewlett-Packard Co	3.750	12/01/20	58,686
410,000		Jabil Circuit, Inc	5.630	12/15/20	402,825
250,000		L-3 Communications Corp	6.380	10/15/15	257,500
145,000		L-3 Communications Corp	5.200	10/15/19	147,410
500,000	g	PCCW-HKT Capital No 3 Ltd	5.250	07/20/15	523,999
635,000	g	Pinafore LLC	9.000	10/01/18	685,800
525,000		Xerox Corp	8.250	05/15/14	612,817
150,000		Xerox Corp	5.630	12/15/19	160,791

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			4,469,815

TELECOMMUNICATION SERVICES - 2.4%
250,000		America Movil SAB de C.V.	6.130	03/30/40	265,120
275,000		AT&T, Inc	6.150	09/15/34	284,007
425,000		AT&T, Inc	6.500	09/01/37	458,342
800,000		AT&T, Inc	6.300	01/15/38	843,958
246,000	g	AT&T, Inc	5.350	09/01/40	231,355
500,000	g	Axtel SAB de C.V.	9.000	09/22/19	475,000
75,000		BellSouth Capital Funding Corp	7.880	02/15/30	90,365
175,000	g	BUCCANEER MERGER SUB, Inc	9.130	01/15/19	180,688
750,000	g	CC Holdings GS V LLC	7.750	05/01/17	819,375
1,050,000		Cellco Partnership	3.750	05/20/11	1,062,872
550,000		Cellco Partnership	8.500	11/15/18	719,703
500,000	g	Clearwire Communications LLC	12.000	12/01/15	538,750
500,000		Cricket Communications, Inc	7.750	05/15/16	518,750
250,000		France Telecom S.A.	2.130	09/16/15	243,359
440,000	g	Globo Comunicacao e Participacoes S.A.	6.250	12/30/49	462,000
300,000	g	Indosat Palapa Co	7.380	07/29/20	331,500
500,000		Intelsat Jackson Holdings Ltd	11.250	06/15/16	538,750
390,000	g	MTS International Funding Ltd	8.630	06/22/20	443,118
570,000	g	Qtel International Finance	4.750	02/16/21	543,820
500,000	g	Qwest Communications International, Inc	7.130	04/01/18	517,500
360,000	g	Sable International Finance Ltd	7.750	02/15/17	380,700
655,000		SBA Telecommunications, Inc	8.000	08/15/16	709,038
120,000		SBA Telecommunications, Inc	8.250	08/15/19	131,100
75,000		Telecom Italia Capital S.A.	7.000	06/04/18	79,412
75,000		Telecom Italia Capital S.A.	7.180	06/18/19	80,245
610,000		Telefonica Emisiones SAU	5.130	04/27/20	587,272
370,000	g	Telefonica Moviles Chile S.A.	2.880	11/09/15	355,118
500,000		Telefonos de Mexico SAB de C.V.	5.500	11/15/19	527,834
1,175,000	g	Telemar Norte Leste S.A.	5.500	10/23/20	1,130,937
300,000		Verizon Communications, Inc	4.350	02/15/13	319,022
210,000		Verizon Communications, Inc	8.750	11/01/18	274,221
250,000		Verizon Communications, Inc	6.250	04/01/37	266,764
225,000		Verizon Communications, Inc	8.950	03/01/39	320,645
2,200,000		Verizon New Jersey, Inc	5.880	01/17/12	2,303,709
275,000		Verizon Virginia, Inc	4.630	03/15/13	290,446
500,000		Virgin Media Finance plc	9.500	08/15/16	565,000

		TOTAL TELECOMMUNICATION SERVICES			17,889,795

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

TRANSPORTATION - 0.9%
$750,000	g	Bombardier, Inc	7.500%	03/15/18	$804,375
275,000		Burlington Northern Santa Fe Corp	6.750	07/15/11	284,310
250,000		Burlington Northern Santa Fe Corp	4.700	10/01/19	261,280
150,000		Burlington Northern Santa Fe Corp	6.150	05/01/37	161,274
1,000,000		Burlington Northern Santa Fe Corp	5.750	05/01/40	1,034,616
500,000	g	DP World Ltd	6.850	07/02/37	459,773
150,000		Embraer Overseas Ltd	6.380	01/15/20	158,250
500,000	g	Hertz Corp	7.380	01/15/21	505,000
290,000		Kansas City Southern de Mexico S.A. de C.V.	8.000	02/01/18	313,925
500,000	g	Kansas City Southern de Mexico S.A. de C.V.	6.630	12/15/20	501,250
275,000	g	Kazakhstan Temir Zholy Finance BV	6.380	10/06/20	287,045
300,000		Norfolk Southern Corp	5.590	05/17/25	309,947
375,000		Northrop Grumman Corp	5.050	11/15/40	350,357
275,000		Union Pacific Corp	6.500	04/15/12	293,651
300,000		Union Pacific Corp	5.130	02/15/14	323,755
350,000		United Parcel Service, Inc	3.130	01/15/21	325,149

		TOTAL TRANSPORTATION			6,373,957

UTILITIES - 2.1%
500,000		AES Corp	7.750	03/01/14	533,750
350,000		AGL Capital Corp	5.250	08/15/19	369,605
365,000		Alliant Energy Corp	4.000	10/15/14	378,183
250,000		Atmos Energy Corp	8.500	03/15/19	312,939
250,000	g	Calpine Corp	7.500	02/15/21	246,250
190,000		Carolina Power & Light Co	5.130	09/15/13	208,408
250,000		Carolina Power & Light Co	5.300	01/15/19	277,505
275,000		Carolina Power & Light Co	5.700	04/01/35	284,124
200,000		CenterPoint Energy Houston Electric LLC	7.000	03/01/14	228,570
300,000		CenterPoint Energy Resources Corp	6.250	02/01/37	313,831
350,000	g	Cia de Saneamento Basico do Estado de Sao Paulo	6.250	12/16/20	354,200
500,000		CMS Energy Corp	5.050	02/15/18	494,392
450,000	g	Colbun S.A.	6.000	01/21/20	468,028
395,000		Commonwealth Edison Co	4.000	08/01/20	388,724
200,000		Commonweatlh Edison Co	5.900	03/15/36	206,629
200,000		Connecticut Light & Power Co	5.500	02/01/19	222,221
575,000		Crosstex Energy, Inc	8.880	02/15/18	615,968
700,000	g	Dubai Electricity & Water Authority	7.380	10/21/20	654,684
200,000		Duke Energy Carolinas LLC	4.300	06/15/20	206,218
300,000	g	Empresa Electrica del Norte Grande S.A.	5.630	01/15/21	297,198
250,000		Indiana Michigan Power Co	7.000	03/15/19	295,179
125,000		Integrys Energy Group, Inc	4.170	11/01/20	119,326
500,000		Intergas Finance BV	6.380	05/14/17	525,000
100,000	g	Kansas Gas & Electric	6.700	06/15/19	115,288
270,000	g	Kazatomprom	6.250	05/20/15	286,200
350,000	g	Kentucky Utilities Co	3.750	11/15/20	333,211
250,000		Kinder Morgan Energy Partners LP	6.500	09/01/39	258,259
200,000	g	Korea Hydro & Nuclear Power Co Ltd	3.130	09/16/15	193,892
500,000	g	Majapahit Holding BV	7.880	06/29/37	574,999
250,000		Midamerican Energy Holdings Co	5.950	05/15/37	263,706
250,000		National Fuel Gas Co	5.250	03/01/13	265,072
250,000		Nevada Power Co	6.650	04/01/36	279,708

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$150,000		Nevada Power Co	5.380%	09/15/40	$144,353
500,000		NRG Energy, Inc	7.250	02/01/14	510,000
50,000		ONEOK Partners LP	5.900	04/01/12	52,805
325,000		Pacific Gas & Electric Co	8.250	10/15/18	422,257
150,000		PacifiCorp	6.000	01/15/39	165,446
250,000		Pepco Holdings, Inc	2.700	10/01/15	243,666
500,000		PG&E Corp	5.750	04/01/14	547,278
50,000		Potomac Electric Power Co	7.900	12/15/38	67,017
500,000	g	Power Sector Assets & Liabilities Management Corp	7.390	12/02/24	592,499
275,000		Progress Energy, Inc	7.050	03/15/19	326,262
300,000		Public Service Co of Colorado	3.200	11/15/20	282,865
400,000		Public Service Co of Oklahoma	5.150	12/01/19	418,798
250,000		Questar Market Resources, Inc	6.880	03/01/21	262,500
250,000		Sabine Pass LNG LP	7.500	11/30/16	234,375
300,000		San Diego Gas & Electric Co	5.350	05/15/40	306,671
175,000		Veolia Environnement	5.250	06/03/13	189,048
225,000		Williams Partners LP	3.800	02/15/15	232,516

		TOTAL UTILITIES			15,569,623

		TOTAL CORPORATE BONDS			224,750,174
		(Cost $215,514,966)

GOVERNMENT BONDS - 51.5%

AGENCY SECURITIES - 0.7%
		Federal Farm Credit Bank (FFCB)
650,000		FFCB	2.630	04/21/11	654,719
1,000,000		FFCB	1.380	06/25/13	1,013,029
		Federal Home Loan Mortgage Corp (FHLMC)
990,000		FHLMC	2.500	04/23/14	1,025,719
1,701,822		Cal Dive I- Title XI, Inc	4.930	02/01/27	1,770,269
275,000		European Investment Bank	4.880	02/15/36	281,178
500,000		International Finance Corp	5.130	05/02/11	508,157

		TOTAL AGENCY SECURITIES			5,253,071

FOREIGN GOVERNMENT BONDS - 4.6%
230,000	g	Arab Republic of Egypt	5.750	04/29/20	236,900
500,000	g	Arab Republic of Egypt	6.880	04/30/40	527,500
300,000	g	Bahrain Government International Bond	5.500	03/31/20	305,561
500,000	g	Banco Nacional de Desenvolvimento Economico e Social	6.500	06/10/19	548,750
235,000		Banque Centrale de Tunisie	8.250	09/19/27	285,525
250,000		Belgium Kingdom	2.750	03/05/15	245,812
200,000		Brazilian Government International Bond	5.880	01/15/19	222,000
500,000		Brazilian Government International Bond	4.880	01/22/21	510,000
200,000		Brazilian Government International Bond	7.130	01/20/37	238,500
500,000		Brazilian Government International Bond	5.630	01/07/41	496,250
650,000		Chile Government International Bond	3.880	08/05/20	638,989
400,000		Colombia Government International Bond	6.130	01/18/41	410,000
430,000	g	Croatia Government International Bond	6.630	07/14/20	443,924
260,000	g	Democratic Socialist Republic of Sri Lanka	7.400	01/22/15	286,650
420,000	g	Dominican Republic International Bond	7.500	05/06/21	452,550
500,000		Egypt Government AID Bonds	4.450	09/15/15	548,030

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$500,000		Export Development Canada	2.250%	05/28/15	$506,266
355,000		Export-Import Bank of Korea	5.880	01/14/15	384,440
525,000		Export-Import Bank of Korea	5.130	06/29/20	540,574
100,000		Federative Republic of Brazil	6.000	01/17/17	113,150
416,667		Federative Republic of Brazil	8.000	01/15/18	487,500
225,000		Italy Government International Bond	5.380	06/12/17	230,831
1,100,000		Italy Government International Bond	6.880	09/27/23	1,212,267
330,000		Korea Development Bank	3.250	03/09/16	320,909
1,000,000	g	Lithuania Government International Bond	5.130	09/14/17	985,196
150,000		Mexico Government International Bond	6.750	09/27/34	168,750
230,000		Mexico Government International Bond	6.050	01/11/40	235,175
500,000		Panama Government International Bond	5.200	01/30/20	530,000
500,000		Panama Government International Bond	6.700	01/26/36	557,500
135,000		Peruvian Government International Bond	7.350	07/21/25	164,228
200,000		Peruvian Government International Bond	6.550	03/14/37	219,000
420,000		Poland Government International Bond	3.880	07/16/15	426,877
498,000		Poland Government International Bond	6.380	07/15/19	557,865
1,000,000	g	Portugal Government International Bond	3.500	03/25/15	923,891
750,000		Province of British Columbia Canada	2.850	06/15/15	772,103
500,000	g	Province of Buenos Aires Argentina	11.750	10/05/15	516,250
1,000,000	g	Province of Cordoba	12.380	08/17/17	1,040,000
600,000		Province of Manitoba Canada	5.000	02/15/12	628,927
2,000,000		Province of Ontario Canada	2.630	01/20/12	2,041,063
1,400,000		Province of Ontario Canada	4.100	06/16/14	1,512,268
500,000		Province of Ontario Canada	2.950	02/05/15	516,126
1,750,000		Province of Ontario Canada	2.700	06/16/15	1,781,573
620,000		Province of Quebec Canada	4.630	05/14/18	670,732
1,000,000		Province of Quebec Canada	3.500	07/29/20	968,062
500,000		Qatar Government International Bond	5.250	01/20/20	527,500
500,000	g	Republic of Ghana	8.500	10/04/17	561,250
150,000		Republic of Hungary	6.250	01/29/20	145,134
500,000		Republic of Korea	5.750	04/16/14	546,214
250,000	g	Republic of Lithuania	6.750	01/15/15	270,020
466,667		Republic of Serbia	6.750	11/01/24	456,867
500,000		Republic of the Philippines	6.380	10/23/34	530,000
500,000	g	Russian Foreign Bond - Eurobond	3.630	04/29/15	500,650
400,000		South Africa Government International Bond	5.500	03/09/20	425,500
400,000		South Africa Government International Bond	5.880	05/30/22	433,000
400,000	g	Sri Lanka Government International Bond	6.250	10/04/20	405,500
500,000		Turkey Government International Bond	5.630	03/30/21	520,000
465,000		Turkey Government International Bond	6.750	05/30/40	506,850
500,000	g	Ukraine Government International Bond	6.880	09/23/15	508,150
260,000		Ukraine Government International Bond	6.580	11/21/16	260,052
240,000	g	Ukraine Government International Bond	6.580	11/21/16	240,000
500,000	g	Ukraine Government International Bond	7.750	09/23/20	508,750
152,000		United Mexican States	5.880	02/17/14	172,900
300,000		United Mexican States	5.950	03/19/19	334,500
500,000		United Mexican States	5.130	01/15/20	521,250

		TOTAL FOREIGN GOVERNMENT BONDS			33,782,551

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

MORTGAGE BACKED - 21.0%
		Federal Home Loan Mortgage Corp (FHLMC)
$634,951	i	FHLMC	2.600%	02/01/36	$661,067
1,413,011	i	FHLMC	5.810	07/01/36	1,475,900
355,540	i	FHLMC	2.910	09/01/36	370,732
472,012	i	FHLMC	5.630	09/01/36	496,012
427,318	i	FHLMC	5.750	02/01/37	457,002
661,051	i	FHLMC	5.500	03/01/37	698,883
110,166	i	FHLMC	5.880	04/01/37	118,063
107,267	i	FHLMC	5.720	05/01/37	114,794
1,639,365	i	FHLMC	5.590	06/01/37	1,737,606
437,951	i	FHLMC	5.640	08/01/37	465,533
		Federal Home Loan Mortgage Corp Gold (FGLMC)
50,446		FGLMC	6.500	12/01/16	54,859
643,238		FGLMC	5.500	01/01/19	698,616
195,192		FGLMC	4.500	01/01/20	206,049
1,050,712		FGLMC	4.500	07/01/20	1,108,611
338,548		FGLMC	4.500	09/01/20	356,957
340,673		FGLMC	5.000	10/01/20	362,870
762,565		FGLMC	5.500	10/01/20	825,358
36,859		FGLMC	7.000	10/01/20	41,918
284,835		FGLMC	4.500	06/01/21	300,322
519,155		FGLMC	5.500	08/01/21	557,037
182,801		FGLMC	5.000	04/01/23	193,112
230,778		FGLMC	4.500	09/01/24	241,163
101,554		FGLMC	6.500	01/01/29	114,189
7,481		FGLMC	8.000	01/01/31	8,747
396,633		FGLMC	6.000	03/01/33	435,896
1,928,777		FGLMC	5.500	12/01/33	2,071,103
1,313,222		FGLMC	7.000	12/01/33	1,495,629
1,299,186		FGLMC	5.000	01/01/34	1,371,505
503,744		FGLMC	5.000	05/01/34	531,156
795,013		FGLMC	4.500	10/01/34	821,148
367,174		FGLMC	5.500	12/01/34	394,162
954,918		FGLMC	5.500	03/01/35	1,023,591
344,535		FGLMC	6.000	04/01/35	375,519
532,797		FGLMC	7.000	05/01/35	606,803
1,045,184		FGLMC	5.500	06/01/35	1,120,513
1,805,502		FGLMC	5.500	06/01/35	1,936,333
184,728		FGLMC	5.000	02/01/36	194,664
371,100		FGLMC	5.500	04/01/36	398,101
50,176		FGLMC	6.500	05/01/36	55,808
361,934		FGLMC	6.500	10/01/36	402,553
838,515		FGLMC	5.500	04/01/37	894,624
492,310		FGLMC	6.000	08/01/37	535,045
67,363		FGLMC	6.000	09/01/37	73,589
307,124		FGLMC	6.500	11/01/37	340,825
1,269,295		FGLMC	5.000	04/01/38	1,339,157
733,581		FGLMC	6.000	11/01/38	795,425
734,546		FGLMC	4.000	06/01/39	729,967
1,000,000	h	FGLMC	4.500	01/15/41	1,024,688
2,000,000	h	FGLMC	5.000	01/15/41	2,097,500
2,000,000	h	FGLMC	5.500	01/15/41	2,131,250
		Federal National Mortgage Association (FNMA)

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$15,747		FNMA	5.000%	06/01/13	$16,882
2,131,914		FNMA	4.780	02/01/14	2,285,772
2,717,023		FNMA	4.640	11/01/14	2,916,122
378,165		FNMA	4.560	01/01/15	403,044
101,197		FNMA	6.500	10/01/16	110,416
48,472		FNMA	6.500	11/01/16	52,887
263,647		FNMA	5.000	12/01/17	281,979
72,497		FNMA	6.500	02/01/18	79,327
208,700		FNMA	5.500	04/01/18	225,274
88,592		FNMA	5.500	05/01/18	95,582
93,641		FNMA	6.000	01/01/19	102,113
1,000,000		FNMA	4.000	02/25/19	1,051,540
725,858		FNMA	4.500	04/01/19	768,048
169,925		FNMA	4.500	06/01/19	179,802
250,000		FNMA	5.000	03/01/20	267,695
80,933		FNMA	4.500	11/01/20	85,638
86,661		FNMA	4.500	12/01/20	91,753
240,498		FNMA	5.000	12/01/20	256,919
379,891		FNMA	5.000	03/01/21	406,780
23,156		FNMA	8.000	03/01/23	26,722
405,443		FNMA	5.500	02/01/24	438,601
776,909		FNMA	4.000	05/01/24	801,309
886,624		FNMA	5.500	07/01/24	958,246
419,293		FNMA	4.500	08/01/24	439,734
2,015,146		FNMA	5.000	10/01/25	2,142,919
15,143		FNMA	9.000	11/01/25	17,613
2,000,000	h	FNMA	4.000	01/25/26	2,059,688
14,197		FNMA	7.500	01/01/29	16,239
350,167		FNMA	7.000	07/01/32	399,104
88,582		FNMA	5.000	02/01/33	93,689
591,168		FNMA	4.500	03/25/33	626,798
272,107		FNMA	5.000	07/01/33	287,795
1,468,205		FNMA	5.500	07/01/33	1,582,576
850,150		FNMA	4.500	08/01/33	879,027
918,364		FNMA	4.500	10/01/33	949,558
384,124		FNMA	5.000	10/01/33	406,269
326,648		FNMA	5.000	10/01/33	345,480
797,531		FNMA	5.000	11/01/33	843,510
835,409		FNMA	5.000	11/01/33	883,571
255,887		FNMA	5.500	12/01/33	275,820
492,249		FNMA	5.500	12/01/33	530,594
171,721		FNMA	5.000	03/01/34	181,621
713,084		FNMA	5.000	03/01/34	754,194
140,583		FNMA	5.000	03/01/34	148,688
1,418,110		FNMA	5.000	03/01/34	1,499,865
168,930		FNMA	5.000	03/01/34	178,670
1,103,077		FNMA	5.000	04/01/34	1,165,291
2,713,912		FNMA	5.000	08/01/34	2,868,365
484,266		FNMA	6.000	08/01/34	533,468
154,680		FNMA	6.000	12/01/34	169,842
407,674		FNMA	5.500	01/01/35	439,011
871,074		FNMA	5.500	02/01/35	938,929

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$313,462		FNMA	6.000%	04/01/35	$343,841
3,133,411		FNMA	5.500	05/01/35	3,397,081
2,154,091		FNMA	5.500	05/01/35	2,335,353
972,908		FNMA	6.000	05/01/35	1,066,590
23,143		FNMA	7.500	06/01/35	26,545
472,581		FNMA	6.000	07/01/35	515,723
557,522		FNMA	5.000	08/01/35	588,619
1,922,061		FNMA	5.000	10/01/35	2,029,266
161,445		FNMA	5.000	10/01/35	170,450
453,714		FNMA	5.500	12/01/35	487,497
524,465		FNMA	5.000	02/01/36	553,718
536,035		FNMA	6.000	03/01/36	584,300
668,046		FNMA	5.000	04/01/36	703,220
963,268		FNMA	6.000	04/01/36	1,050,001
294,440		FNMA	6.500	04/01/36	328,313
547,719	i	FNMA	5.880	07/01/36	577,481
848,454	i	FNMA	5.700	09/01/36	892,094
280,223		FNMA	6.500	09/01/36	314,036
373,928		FNMA	6.000	12/01/36	407,596
173,152		FNMA	7.000	02/01/37	196,083
487,589		FNMA	6.500	03/01/37	546,424
45,755		FNMA	7.000	04/01/37	51,814
156,588		FNMA	6.500	08/01/37	175,483
169,896		FNMA	6.500	08/01/37	191,087
87,908		FNMA	6.000	09/01/37	97,526
94,377		FNMA	6.000	09/01/37	104,704
54,968		FNMA	6.000	09/01/37	60,983
73,665		FNMA	6.000	09/01/37	81,725
511,347		FNMA	6.500	09/01/37	568,735
130,630		FNMA	6.500	09/01/37	146,393
225,814		FNMA	6.500	09/01/37	251,157
417,066		FNMA	6.500	09/01/37	463,872
166,382		FNMA	6.500	09/01/37	186,251
215,959	i	FNMA	5.850	10/01/37	230,226
219,197		FNMA	6.000	11/01/37	238,522
1,304,645		FNMA	6.000	11/01/38	1,419,262
395,326		FNMA	5.500	01/01/39	423,218
468,542		FNMA	6.000	01/01/39	509,705
376,436		FNMA	6.000	01/01/39	409,507
644,914		FNMA	4.500	02/01/39	662,588
1,458,493		FNMA	4.500	02/01/39	1,498,461
411,608		FNMA	5.500	02/01/39	440,649
866,749		FNMA	4.500	05/01/39	890,637
684,034		FNMA	4.500	08/01/39	702,886
1,447,091		FNMA	4.000	09/01/39	1,441,008
7,000,000	h	FNMA	4.000	01/25/40	6,962,816
3,000,000	h	FNMA	5.000	01/25/40	3,153,750
6,000,000	h	FNMA	5.500	01/25/40	6,419,064
6,000,000	h	FNMA	6.000	01/25/40	6,521,250
2,107,487		FNMA	4.500	09/01/40	2,165,241
2,739,623		FNMA	4.500	09/01/40	2,814,699
1,995,728		FNMA	4.000	11/01/40	1,987,339

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,995,103		FNMA	4.500%	11/01/40	$2,049,777
1,000,000	h	FNMA	3.500	01/25/41	955,000
		Government National Mortgage Association (GNMA)
14,024		GNMA	6.500	09/15/23	15,895
30,607		GNMA	7.500	11/15/23	35,287
5,280		GNMA	7.500	08/15/28	6,100
40,679		GNMA	6.500	12/15/28	46,184
106,187		GNMA	6.500	03/15/29	120,557
31,253		GNMA	8.500	10/20/30	37,550
10,177		GNMA	7.000	06/20/31	11,624
149,980		GNMA	5.000	02/15/33	160,072
161,360		GNMA	5.500	07/15/33	175,301
1,222,998		GNMA	5.000	09/15/33	1,305,291
261,432		GNMA	5.500	11/20/33	283,162
1,068,315		GNMA	5.500	02/20/35	1,155,204
371,040		GNMA	5.500	03/20/35	401,217
212,800		GNMA	6.000	10/20/36	233,965
224,414		GNMA	6.000	01/20/37	246,269
324,398		GNMA	6.000	02/20/37	355,990
613,740		GNMA	6.000	12/15/37	675,909
522,024		GNMA	5.000	04/15/38	555,356
524,646		GNMA	5.500	07/15/38	567,517
546,256		GNMA	5.500	07/20/38	588,405
220,757		GNMA	6.000	08/15/38	243,049
212,606		GNMA	6.000	08/20/38	233,241
806,532		GNMA	4.500	03/15/39	838,452
264,125		GNMA	5.000	07/20/39	280,961
299,444		GNMA	4.000	08/15/39	302,162
6,000,000	h	GNMA	4.500	01/15/40	6,228,750
4,000,000	h	GNMA	5.000	01/15/40	4,252,500
1,000,000	h	GNMA	5.500	01/15/40	1,080,625
1,000,000	h	GNMA	4.000	01/15/41	1,006,719
3,000,000	h	GNMA	5.000	01/20/41	3,188,925
490,902		GNMA	6.230	09/15/43	522,225

		TOTAL MORTGAGE BACKED			154,966,363

MUNICIPAL BONDS - 0.3%
600,000		Grant County Public Utility District No 2	5.630	01/01/27	554,136
500,000		Long Island Power Authority	5.850	05/01/41	458,480
775,000		State of California	7.630	03/01/40	808,642
775,000		State of Illinois	6.730	04/01/35	711,342

		TOTAL MUNICIPAL BONDS			2,532,600

U.S. TREASURY SECURITIES - 24.9%
15,502,000		United States Treasury Bond	8.000	11/15/21	21,925,642
3,902,500		United States Treasury Bond	5.250	02/15/29	4,475,680
12,000,000		United States Treasury Bond	5.380	02/15/31	14,008,128
507,000		United States Treasury Bond	4.500	02/15/36	524,903
3,525,500		United States Treasury Bond	4.380	05/15/40	3,542,563
4,375,000		United States Treasury Bond	3.880	08/15/40	4,029,786
4,100,000		United States Treasury Note	1.000	09/30/11	4,122,103
250,000		United States Treasury Note	1.000	12/31/11	251,631

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$2,000,000		United States Treasury Note	1.880%	06/15/12	$2,042,110
530,000		United States Treasury Note	0.630	06/30/12	531,574
415,000		United States Treasury Note	0.630	07/31/12	416,133
465,000	j	United States Treasury Note	0.380	08/31/12	464,164
975,000		United States Treasury Note	0.750	08/15/13	973,020
9,650,000		United States Treasury Note	0.750	09/15/13	9,619,091
3,785,000	j	United States Treasury Note	0.500	11/15/13	3,736,208
500,000		United States Treasury Note	0.750	12/15/13	496,446
670,000		United States Treasury Note	2.250	05/31/14	693,084
3,465,000		United States Treasury Note	2.380	08/31/14	3,589,525
2,715,000		United States Treasury Note	2.250	01/31/15	2,787,116
5,887,000		United States Treasury Note	2.500	04/30/15	6,086,145
37,502,000		United States Treasury Note	1.250	09/30/15	36,385,715
61,220,000		United States Treasury Note	1.380	11/30/15	59,493,413
1,000,000		United States Treasury Note	2.380	03/31/16	1,012,656
225,000		United States Treasury Note	3.000	02/28/17	232,031
1,150,000		United States Treasury Note	2.250	11/30/17	1,118,285
661,500		United States Treasury Note	2.630	11/15/20	623,980
1,000,000	j	United States Treasury Strip Principal	0.000	08/15/27	485,588

		TOTAL U.S. TREASURY SECURITIES			183,666,720

		TOTAL GOVERNMENT BONDS			380,201,305
		(Cost $374,841,113)

STRUCTURED ASSETS - 8.0%

ASSET BACKED - 3.9%
240,000	g	Ally Master Owner Trust	2.880	04/15/13	245,791
		Series - 2010 3 (Class A)
25,000	g	Ally Master Owner Trust	4.250	04/15/17	26,465
		Series - 2010 2 (Class A)
1,000,000		AmeriCredit Automobile Receivables Trust	5.190	08/17/15	1,057,654
		Series - 2010 1 (Class C)
225,000	g	Avis Budget Rental Car Funding AESOP LLC	3.150	03/20/17	219,731
		Series - 2010 5A (Class A)
200,000		CarMax Auto Owner Trust	3.750	12/15/15	204,613
		Series - 2010 1 (Class B)
1,254,107		Centex Home Equity	5.540	01/25/32	1,252,723
		Series - 2002 A (Class AF6)
674,364	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	393,382
		Series - 2004 2 (Class 1M1)
674,364	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	170,355
		Series - 2004 2 (Class 1B)
682,305		CIT Group Home Equity Loan Trust	6.390	12/25/30	112,848
		Series - 2002 2 (Class MF2)
148,737		CIT Group Home Equity Loan Trust	6.830	06/25/33	4,775
		Series - 2002 2 (Class BF)
320,000	i	Countrywide Asset-Backed Certificates	5.680	10/25/46	313,901
		Series - 2006 15 (Class A2)
118,032	i,j	Countrywide Home Equity Loan Trust	0.480	02/15/29	66,645
		Series - 2004 B (Class 1A)
117,208	g	Credit-Based Asset Servicing and Securitization LLC	6.160	12/25/36	115,224
		Series - 2007 MX1 (Class A1)

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$2,449,634	g	Flagstar Home Equity Loan Trust	5.780%	01/25/35	$2,027,616
		Series - 2007 1A (Class AF3)
50,000	g	Ford Credit Floorplan Master Owner Trust	4.640	02/15/17	52,582
		Series - 2010 3 (Class B)
1,062,882		GMAC Commercial Mortgage Securities, Inc	5.590	10/25/29	1,027,050
		Series - 2006 HLTV (Class A3)
2,650,000		GMAC Commercial Mortgage Securities, Inc	5.810	10/25/29	2,128,112
		Series - 2006 HLTV (Class A4)
169,734		HFC Home Equity Loan Asset Backed Certificates	5.910	03/20/36	170,575
		Series - 2007 1 (Class A1F)
108,352	i,j	Morgan Stanley ABS Capital I	0.270	01/25/37	105,016
		Series - 2007 HE2 (Class A2A)
1,235,000		Renaissance Home Equity Loan Trust	5.590	11/25/36	705,638
		Series - 2006 3 (Class AF3)
647,956		Residential Asset Mortgage Products, Inc	4.970	09/25/33	655,671
		Series - 2003 RZ5 (Class A7)
4,180,578	i	Residential Asset Mortgage Products, Inc	0.880	11/25/34	3,558,738
		Series - 2004 RS11 (Class M1)
280,033	i	Residential Asset Securities Corp	6.490	10/25/30	243,924
		Series - 2001 KS2 (Class AI6)
149,707		Residential Funding Mortgage Securities II, Inc	5.520	04/25/21	146,794
		Series - 2006 HI5 (Class A2)
7,000,000		Residential Funding Mortgage Securities II, Inc	5.790	02/25/36	6,614,797
		Series - 2006 HI2 (Class A3)
1,000,000		Residential Funding Mortgage Securities II, Inc	5.960	02/25/36	944,387
		Series - 2006 HI3 (Class A3)
500,000		Residential Funding Mortgage Securities II, Inc	6.010	02/25/36	289,129
		Series - 2006 HI1 (Class M1)
1,500,000		Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	513,185
		Series - 2006 HI1 (Class M2)
3,528,000		Residential Funding Mortgage Securities II, Inc	5.440	09/25/36	3,241,473
		Series - 2006 HI4 (Class A3)
674,834		Saxon Asset Securities Trust	6.120	11/25/30	686,597
		Series - 2002 2 (Class AF6)
189,377	i,j	Securitized Asset Backed Receivables LLC Trust	0.410	03/25/36	179,904
		Series - 2006 NC2 (Class A2)
455,000	g	Vornado DP LLC	5.280	09/13/28	446,223
		Series - 2010 VNO (Class C)
910,071	g,m	Wachovia Amortization Controlled Heloc NIM	5.680	08/12/47	750,808
		Series - 2006 N1 (Class N1)
237,945	g,i	Wachovia Loan Trust	0.620	05/25/35	147,902
		Series - 2005 SD1 (Class A)
176,703	i,j	Wells Fargo Home Equity Trust	0.400	07/25/36	160,518
		Series - 2006 2 (Class A3)
200,000		World Financial Network Credit Card Master Trust	6.750	04/15/19	214,126
		Series - 2010 A (Class B)

		TOTAL ASSET BACKED			29,194,872

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

OTHER MORTGAGE BACKED - 4.1%
$400,000	i	Banc of America Commercial Mortgage, Inc	4.770%	07/10/43	$373,309
		Series - 2005 3 (Class AJ)
325,000		Banc of America Commercial Mortgage, Inc	5.360	10/10/45	339,641
		Series - 2006 6 (Class A4)
270,000	i	Banc of America Commercial Mortgage, Inc	5.690	04/10/49	282,143
		Series - 2007 2 (Class A4)
705,000	g,i	Banc of America Large Loan, Inc	5.770	12/24/49	745,318
		Series - 2009 UB2 (Class A4AB)
123,106		Bank of America Alternative Loan Trust	5.500	09/25/19	125,342
		Series - 2004 8 (Class 3A1)
200,000		Bear Stearns Commercial Mortgage Securities	5.200	12/11/38	211,256
		Series - 2006 PW14 (Class A4)
110,000		Bear Stearns Commercial Mortgage Securities	4.670	06/11/41	115,404
		Series - 2005 PWR8 (Class A4)
330,000	i	Bear Stearns Commercial Mortgage Securities	5.580	09/11/41	333,989
		Series - 2006 PW13 (Class AM)
600,000		Bear Stearns Commercial Mortgage Securities	5.540	10/12/41	645,974
		Series - 2006 T24 (Class A4)
230,000	i	Bear Stearns Commercial Mortgage Securities	4.750	02/13/46	242,088
		Series - 2004 T16 (Class A6)
740,000	i	Bear Stearns Commercial Mortgage Securities	5.690	06/11/50	784,473
		Series - 2007 PW17 (Class A4)
450,000		Bear Stearns Commercial Mortgage Securities	5.700	06/11/50	468,872
		Series - 2007 PW18 (Class A4)
300,000		Chase Mortgage Finance Corp	5.500	10/25/35	303,220
		Series - 2005 S2 (Class A24)
1,224,003		Citicorp Mortgage Securities, Inc	5.500	07/25/35	932,240
		Series - 2005 4 (Class 1A7)
105,000		Citigroup, Inc	5.320	12/11/49	108,835
		Series - 2007 CD4 (Class A4)
85,000	i	Commercial Mortgage Pass Through Certificates	5.810	12/10/49	91,453
		Series - 2007 C9 (Class A4)
516,767		Countrywide Alternative Loan Trust	5.500	08/25/16	505,210
		Series - 2004 30CB (Class 1A15)
1,779,070		Countrywide Alternative Loan Trust	5.500	10/25/35	703,256
		Series - 2005 42CB (Class A12)
248,681		Countrywide Home Loan Mortgage Pass Through Trust	5.250	09/25/35	254,266
		Series - 2005 17 (Class 1A10)
149,099		Countrywide Home Loan Mortgage Pass Through Trust	5.500	09/25/35	148,649
		Series - 2005 J3 (Class 1A1)
449,888	g,i,j	Credit Suisse Mortgage Capital Certificates	0.440	04/15/22	420,794
		Series - 2007 TF2A (Class A1)
		Credit Suisse/Morgan Stanley Commercial Mortgage
590,736	g,i,j	Certificate	0.450	05/15/23	580,356
		Series - 2006 HC1A (Class A1)
170,000		CS First Boston Mortgage Securities Corp	4.050	05/15/38	171,850
		Series - 2003 C3 (Class B)
615,000	i	CS First Boston Mortgage Securities Corp	5.100	08/15/38	657,363
		Series - 2005 C5 (Class A4)
140,000	i	CS First Boston Mortgage Securities Corp	5.100	08/15/38	135,446
		Series - 2005 C5 (Class AJ)
525,000	i	Greenwich Capital Commercial Funding Corp	5.880	07/10/38	572,774
		Series - 2006 GG7 (Class A4)
995,000	i	Greenwich Capital Commercial Funding Corp	5.890	07/10/38	1,024,751
		Series - 2006 GG7 (Class AM)

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,065,000		Greenwich Capital Commercial Funding Corp	5.440%	03/10/39	$1,122,061
		Series - 2007 GG9 (Class A4)
440,000		Greenwich Capital Commercial Funding Corp	5.480	03/10/39	439,590
		Series - 2007 GG9 (Class AM)
1,795,000		Greenwich Capital Commercial Funding Corp	5.740	12/10/49	1,896,686
		Series - 2007 GG11 (Class A4)
325,000	i	GS Mortgage Securities Corp II	5.550	04/10/38	349,095
		Series - 2006 GG6 (Class A4)
425,000	i	GS Mortgage Securities Corp II	5.620	04/10/38	429,402
		Series - 2006 GG6 (Class AM)
665,000		GS Mortgage Securities Corp II	5.560	11/10/39	705,385
		Series - 2006 GG8 (Class A4)
430,000	g	GS Mortgage Securities Corp II	5.150	08/10/43	436,921
		Series - 2010 C1 (Class B)
175,000	g,i	GS Mortgage Securities Corp II	5.230	12/10/43	165,975
		Series - 2010 C2 (Class C)
154,949	i	GSR Mortgage Loan Trust	2.960	01/25/36	149,834
		Series - 2006 AR1 (Class 2A2)
225,000	g	JP Morgan Chase Commercial Mortgage Securities Corp	5.630	12/05/27	241,265
		Series - 2009 IWST (Class A2)
60,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.070	11/15/43	56,757
		Series - 2010 C2 (Class B)
125,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.530	11/15/43	116,979
		Series - 2010 C2 (Class C)
720,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.340	05/15/47	747,235
		Series - 2006 LDP9 (Class A3)
1,040,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.820	06/15/49	1,088,105
		Series - 2007 LD11 (Class A4)
261,872	i	JP Morgan Mortgage Trust	4.310	04/25/35	263,472
		Series - 2005 A2 (Class 5A1)
415,000		LB-UBS Commercial Mortgage Trust	4.740	02/15/30	434,681
		Series - 2005 C1 (Class A4)
325,000	i	LB-UBS Commercial Mortgage Trust	5.150	04/15/30	340,999
		Series - 2005 C2 (Class A5)
175,000		LB-UBS Commercial Mortgage Trust	4.390	03/15/32	183,343
		Series - 2003 C1 (Class A4)
1,120,000		LB-UBS Commercial Mortgage Trust	5.420	02/15/40	1,176,156
		Series - 2007 C1 (Class A4)
725,000		LB-UBS Commercial Mortgage Trust	5.430	02/15/40	747,619
		Series - 2007 C2 (Class A3)
75,000	i	LB-UBS Commercial Mortgage Trust	5.860	07/15/40	78,800
		Series - 2007 C6 (Class A4)
241,897	i	Merrill Lynch Mortgage Trust	5.110	07/12/38	245,991
		Series - 2005 CIP1 (Class AM)
275,000	i	Merrill Lynch Mortgage Trust	5.660	05/12/39	296,383
		Series - 2006 C1 (Class A4)
250,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.420	02/12/39	269,879
		Series - 2006 1 (Class A4)
365,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.960	08/12/49	360,715
		Series - 2007 8 (Class AM)
645,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.170	12/12/49	667,599
		Series - 2006 4 (Class A3)

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$370,000	i	Morgan Stanley Capital I	5.270%	06/13/41	$396,319
		Series - 2004 T15 (Class A4)
475,000		Morgan Stanley Capital I	5.170	01/14/42	508,366
		Series - 2005 HQ5 (Class A4)
1,445,000	i	Morgan Stanley Capital I	5.450	02/12/44	1,499,580
		Series - 2007 HQ11 (Class A4)
420,000		Morgan Stanley Capital I	5.360	03/15/44	433,249
		Series - 2007 IQ13 (Class A4)
100,000	i	Morgan Stanley Capital I	5.730	07/12/44	108,497
		Series - 2006 HQ9 (Class A4)
125,000	i	Morgan Stanley Capital I	5.540	11/12/49	127,401
		Series - 2007 T25 (Class AM)
150,000		Morgan Stanley Capital I	4.770	07/15/56	144,024
		Series - 0 IQ9 (Class AJ)
370,000	g,i	RBSCF Trust	4.670	04/15/24	358,792
		Series - 2010 MB1 (Class D)
918,782		Residential Accredit Loans, Inc	5.750	05/25/35	268,341
		Series - 2005 QS6 (Class A7)
117,300	i	Structured Adjustable Rate Mortgage Loan Trust	0.640	03/25/35	114,495
		Series - 2005 6XS (Class A3)
80,899	i	Structured Adjustable Rate Mortgage Loan Trust	5.750	07/25/36	80,592
		Series - 2006 6 (Class 2A1)
150,000	i	Wachovia Bank Commercial Mortgage Trust	5.360	12/15/44	140,159
		Series - 2005 C22 (Class AJ)
415,000		Wachovia Bank Commercial Mortgage Trust	5.500	04/15/47	416,132
		Series - 2007 C31 (Class A5)
585,000	i	Wachovia Bank Commercial Mortgage Trust	5.370	11/15/48	519,756
		Series - 2006 C29 (Class AJ)
100,000	i	Wachovia Bank Commercial Mortgage Trust	5.900	02/15/51	103,787
		Series - 2007 C33 (Class A4)
470,000	i	Wachovia Bank Commercial Mortgage Trust	5.900	02/15/51	485,195
		Series - 2007 C33 (Class A5)
225,000	g,i	Wells Fargo Mortgage Backed Securities Trust	5.280	10/15/57	226,569
		Series - 2010 C1 (Class B)

		TOTAL OTHER MORTGAGE BACKED			30,220,453

		TOTAL STRUCTURED ASSETS			59,415,325
		(Cost $64,737,782)

		TOTAL BONDS			664,366,804
		(Cost $655,093,861)

SHARES		COMPANY

PREFERRED STOCKS - 0.0%

BANKS - 0.0%
38,322	*	Federal Home Loan Mortgage Corp (FHLMC)	8.380	12/30/49	24,105
110,728	*	Federal National Mortgage Association (FNMA)	8.250	12/30/49	62,007

		TOTAL BANKS			86,112

		TOTAL PREFERRED STOCKS			86,112
		(Cost $3,726,250)

TIAA-CREF FUNDS – Bond Plus Fund

SHARES		ISSUER	RATE	MATURITY DATE	VALUE

TIAA-CREF MUTUAL FUND- 0.7%
531,559	a	TIAA-CREF High-Yield Fund (Institutional Class)			$5,214,589

		TOTAL TIAA-CREF MUTUAL FUND			5,214,589
		(Cost $5,257,088)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 12.6%
GOVERNMENT AGENCY DEBT - 5.7%
		Federal Home Loan Bank (FHLB)
$2,950,000		FHLB		01/03/11	2,950,000
8,000,000		FHLB		01/19/11	7,999,400
3,660,000		FHLB		01/21/11	3,659,695
16,885,000		FHLB		01/26/11	16,883,065
6,355,000		FHLB		02/02/11	6,354,153
		Federal Home Loan Mortgage Corp (FHLMC)
4,430,000		FHLMC		01/18/11	4,429,623

		TOTAL GOVERNMENT AGENCY DEBT			42,275,936

TREASURY DEBT - 6.9%
10,335,000		United States Treasury Bill		02/10/11	10,333,556
29,450,000		United States Treasury Bill		02/24/11	29,446,091
6,200,000		United States Treasury Bill		03/17/11	6,198,617
5,000,000		United States Treasury Bill		05/12/11	4,997,400

		TOTAL TREASURY DEBT			50,975,664

		TOTAL SHORT-TERM INVESTMENTS			93,251,600
		(Cost $93,250,863)

		TOTAL INVESTMENTS - 103.9%			766,778,808
		(Cost $761,154,078)
		OTHER ASSETS & LIABILITIES, NET - (3.9)%			(28,980,861)

		NET ASSETS - 100.0%			$737,797,947

*	Non-income producing.
a	Affiliated holding.
b	In bankruptcy.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.
At December 31, 2010 the value of these securities amounted to $81,261,690 or 11.0% of net assets.
h	These securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon reflects the rate at period end.
j	Zero coupon.
m	Indicates a security that has been deemed illiquid.
n	In default.

TIAA-CREF FUNDS – Short-Term Bond Fund

TIAA-CREF FUNDS
SHORT-TERM BOND FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2010

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BANK LOAN OBLIGATIONS - 0.3%

CAPITAL GOODS - 0.1%
$500,000	i	TransDigm Group, Inc	5.000%	12/06/16	$504,500

		TOTAL CAPITAL GOODS			504,500

HEALTH CARE EQUIPMENT & SERVICES - 0.2%
1,000,000	i	HCA, Inc	1.553	11/17/12	986,960

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			986,960

		TOTAL BANK LOAN OBLIGATIONS			1,491,460
		(Cost $1,458,279)

BONDS - 94.9%

CORPORATE BONDS - 34.7%

AUTOMOBILES & COMPONENTS - 0.1%
550,000		Honeywell International, Inc	5.630	08/01/12	590,519

		TOTAL AUTOMOBILES & COMPONENTS			590,519

BANKS - 8.7%
285,000	g	Banco do Brasil S.A.	4.500	01/22/15	296,400
500,000	g	Banco Santander Brasil	4.500	04/06/15	510,033
500,000	g,i	Banco Santander Chile	1.540	04/20/12	499,814
280,000	g	Banco Santander Chile	3.750	09/22/15	279,976
3,000,000		Bank of America Corp	2.380	06/22/12	3,077,432
675,000		Bank of America Corp	7.380	05/15/14	750,317
1,175,000		Bank of America Corp	3.700	09/01/15	1,164,854
1,160,000	g	Bank of Nova Scotia	1.650	10/29/15	1,108,820
150,000	g	Canadian Imperial Bank of Commerce	2.000	02/04/13	152,682
1,000,000		CitiBank NA	1.380	08/10/11	1,006,053
2,000,000		Citigroup, Inc	2.130	04/30/12	2,040,587
1,500,000		Citigroup, Inc	6.000	12/13/13	1,639,102
2,000,000		Citigroup, Inc	5.500	10/15/14	2,154,893
2,000,000		Citigroup, Inc	4.750	05/19/15	2,094,193
1,643,246		Credit-Based Asset Servicing and Securitization LLC	4.830	08/25/35	1,626,699
250,000		Deutsche Bank AG.	3.880	08/18/14	262,439
1,100,000		Eksportfinans ASA	5.000	02/14/12	1,151,772
1,140,000		Eksportfinans ASA	2.000	09/15/15	1,113,347
250,000		First Horizon National Corp	5.380	12/15/15	252,355
1,000,000	g	HSBC Bank plc	1.630	08/12/13	1,001,490
1,000,000	g	HSBC Bank plc	3.500	06/28/15	1,025,105
618,000	g	ICICI Bank Ltd	5.500	03/25/15	643,141
3,000,000		JPMorgan Chase & Co	3.130	12/01/11	3,074,681
2,000,000		JPMorgan Chase & Co	1.650	09/30/13	2,001,353
1,500,000		JPMorgan Chase & Co	3.400	06/24/15	1,529,633

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$500,000		KeyBank NA	3.200%	06/15/12	$518,690
500,000	g	National Australia Bank Ltd	2.500	01/08/13	509,506
750,000		New York Community Bank	3.000	12/16/11	767,967
375,000		Noble Holding International Ltd	3.450	08/01/15	382,943
275,000		Northern Trust Corp	4.630	05/01/14	297,310
1,500,000		Regions Bank	3.250	12/09/11	1,539,662
500,000	g	Shinhan Bank	4.380	09/15/15	506,410
1,000,000		Sovereign Bancorp, Inc	2.750	01/17/12	1,022,722
3,000,000		Sovereign Bancorp, Inc	2.500	06/15/12	3,082,034
1,000,000	g	Sumitomo Mitsui Banking Corp	2.150	07/22/13	1,013,295
500,000		Union Planters Corp	7.750	03/01/11	504,665
1,000,000		US Bancorp	1.130	10/30/13	990,365
500,000		US Central Federal Credit Union	1.900	10/19/12	510,482
250,000		Wachovia Bank NA	5.300	10/15/11	259,123
500,000		Wells Fargo & Co	2.130	06/15/12	511,495
1,000,000		Wells Fargo & Co	3.750	10/01/14	1,043,885
1,000,000		Westpac Banking Corp	2.100	08/02/13	1,010,157
1,000,000		Westpac Banking Corp	3.000	08/04/15	1,005,058
200,000		Zions Bancorporation	7.750	09/23/14	208,502

		TOTAL BANKS			46,141,442

CAPITAL GOODS - 0.6%
50,000		Black & Decker Corp	8.950	04/15/14	59,452
250,000		CRH America, Inc	4.130	01/15/16	248,403
500,000		DIRECTV Holdings LLC	3.550	03/15/15	507,962
250,000		ITT Corp	4.900	05/01/14	268,390
1,000,000		John Deere Capital Corp	2.950	03/09/15	1,027,277
1,000,000		Tyco International Finance S.A.	6.000	11/15/13	1,109,338
75,000		Tyco International Finance S.A.	4.130	10/15/14	79,529

		TOTAL CAPITAL GOODS			3,300,351

COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
1,000,000		Allied Waste North America, Inc	6.380	04/15/11	1,014,770
500,000		Daimler Finance North America LLC	5.880	03/15/11	505,070
100,000		Daimler Finance North America LLC	5.750	09/08/11	103,328
1,000,000		Thomson Corp	5.250	08/15/13	1,090,406

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			2,713,574

CONSUMER DURABLES & APPAREL - 0.0%
200,000		Whirlpool Corp	8.000	05/01/12	215,523

		TOTAL CONSUMER DURABLES & APPAREL			215,523

CONSUMER SERVICES - 0.1%
500,000		Speedway Motorsports, Inc	6.750	06/01/13	503,750

		TOTAL CONSUMER SERVICES			503,750

DIVERSIFIED FINANCIALS - 8.9%
250,000		American Express Centurion Bank	5.550	10/17/12	267,405
500,000	g	Banco Mercantil del Norte S.A.	4.380	07/19/15	507,477
500,000	g	Bangkok Bank PCL	3.250	10/18/15	485,895
2,000,000	g	Bank of Montreal	2.850	06/09/15	2,031,586

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$200,000		Bank of New York Mellon Corp	4.300%	05/15/14	$213,399
125,000		Barclays Bank plc	5.200	07/10/14	135,010
500,000		BlackRock, Inc	3.500	12/10/14	518,509
2,000,000		Canadian Imperial Bank of Commerce	1.450	09/13/13	1,993,430
800,000	g	Canadian Imperial Bank of Commerce	2.600	07/02/15	804,361
2,000,000		Citigroup Funding, Inc	1.880	10/22/12	2,040,054
3,000,000		Citigroup Funding, Inc	2.250	12/10/12	3,085,838
1,000,000	i	Countrywide Financial Corp	0.730	05/07/12	987,841
130,000		Credit Suisse	5.000	05/15/13	139,917
500,000		Credit Suisse	5.500	05/01/14	548,326
500,000	g	FIA Card Services NA	7.130	11/15/12	540,667
1,000,000		Ford Motor Credit Co	9.880	08/10/11	1,040,939
300,000		Ford Motor Credit Co LLC	7.250	10/25/11	310,064
140,000		Franklin Resources, Inc	3.130	05/20/15	142,570
1,000,000		General Electric Capital Corp	2.250	03/12/12	1,021,161
400,000		General Electric Capital Corp	2.200	06/08/12	408,955
300,000		General Electric Capital Corp	2.130	12/21/12	308,231
2,000,000		General Electric Capital Corp	2.630	12/28/12	2,074,370
1,000,000		General Electric Capital Corp	2.800	01/08/13	1,022,302
1,250,000		General Electric Capital Corp	1.880	09/16/13	1,250,669
500,000		General Electric Capital Corp	3.750	11/14/14	516,860
2,800,000		GMAC, Inc	1.750	10/30/12	2,849,593
3,600,000		GMAC, Inc	2.200	12/19/12	3,702,703
500,000	i	Goldman Sachs Capital II	5.790	12/30/49	423,750
75,000		Goldman Sachs Group, Inc	3.630	08/01/12	77,400
650,000		Goldman Sachs Group, Inc	5.700	09/01/12	693,783
1,000,000		Goldman Sachs Group, Inc	3.700	08/01/15	1,018,912
1,250,000		HSBC Finance Corp	5.250	01/14/11	1,251,259
500,000		HSBC Finance Corp	4.750	07/15/13	527,337
160,000	g	Hyundai Capital America	3.750	04/06/16	157,140
172,000		International Lease Finance Corp	5.750	06/15/11	172,860
150,000	g	International Lease Finance Corp	6.500	09/01/14	159,000
1,000,000		Jefferies Group, Inc	3.880	11/09/15	982,904
250,000		Landwirtschaftliche Rentenbank	5.250	07/02/12	266,626
500,000	b,n	Lehman Brothers Holdings Capital Trust V	5.860	12/30/49	50
300,000		Merrill Lynch & Co, Inc	5.450	02/05/13	316,438
1,900,000		Morgan Stanley	3.250	12/01/11	1,949,435
1,525,000		Morgan Stanley	6.000	05/13/14	1,647,732
150,000		Morgan Stanley	6.000	04/28/15	162,450
250,000		NASDAQ OMX Group, Inc	4.000	01/15/15	254,458
535,000		National Rural Utilities Cooperative Finance Corp	2.610	09/16/12	549,883
150,000		Nomura Holdings, Inc	5.000	03/04/15	156,389
500,000	g	PTTEP Australia International Finance Pty Ltd	4.150	07/19/15	500,045
1,000,000		Rabobank Nederland NV	2.130	10/13/15	967,104
1,000,000		State Street Corp	2.150	04/30/12	1,020,887
225,000		State Street Corp	4.300	05/30/14	240,727
1,200,000	g	Toronto-Dominion Bank	2.200	07/29/15	1,180,414
1,000,000		Toyota Motor Credit Corp	1.380	08/12/13	1,004,100
1,000,000		UBS AG.	2.250	08/12/13	1,008,534
1,000,000	g	Volkswagen International Finance NV	1.630	08/12/13	999,487

		TOTAL DIVERSIFIED FINANCIALS			46,637,236

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

ENERGY - 1.5%
$142,000		Arch Western Finance LLC	6.750%	07/01/13	$143,420
200,000		Baker Hughes, Inc	6.500	11/15/13	227,616
250,000		BJ Services Co	5.750	06/01/11	255,346
500,000		BP Capital Markets plc	3.880	03/10/15	515,745
500,000		BP Capital Markets plc	3.130	10/01/15	499,657
500,000		Chesapeake Energy Corp	7.630	07/15/13	541,875
300,000		Chevron Corp	3.450	03/03/12	309,560
350,000		ConocoPhillips	4.600	01/15/15	381,480
500,000		Devon Energy Corp	5.630	01/15/14	552,605
461,450		Dolphin Energy Ltd	5.890	06/15/19	493,752
225,000		Enterprise Products Operating LLC	4.600	08/01/12	236,146
1,150,000		EOG Resources, Inc	2.950	06/01/15	1,157,987
350,000	g	Gaz Capital S.A.	5.090	11/29/15	358,750
75,000		Marathon Oil Corp	6.500	02/15/14	84,429
500,000		Occidental Petroleum Corp	2.500	02/01/16	498,587
500,000		Petroleos Mexicanos	4.880	03/15/15	526,250
500,000		Shell International Finance BV	3.100	06/28/15	513,475
100,000		Statoil ASA	2.900	10/15/14	103,401
475,000		Valero Energy Corp	4.500	02/01/15	494,022
250,000		XTO Energy, Inc	4.630	06/15/13	271,445

		TOTAL ENERGY			8,165,548

FOOD & STAPLES RETAILING - 0.5%
1,075,000		CVS Caremark Corp	3.250	05/18/15	1,092,513
1,000,000		Kroger Co	5.000	04/15/13	1,077,349
250,000		New Albertsons, Inc	7.500	02/15/11	250,313

		TOTAL FOOD & STAPLES RETAILING			2,420,175

FOOD BEVERAGE & TOBACCO - 1.8%
700,000		Anheuser-Busch InBev Worldwide, Inc	4.130	01/15/15	737,252
2,550,000		Coca-Cola Co	1.500	11/15/15	2,447,598
600,000		Coca-Cola Enterprises, Inc	5.000	08/15/13	657,938
1,000,000		Coca-Cola Enterprises, Inc	1.130	11/12/13	990,255
1,000,000		Dr Pepper Snapple Group, Inc	2.350	12/21/12	1,023,332
1,225,000		Dr Pepper Snapple Group, Inc	6.120	05/01/13	1,350,849
135,000		General Mills, Inc	5.200	03/17/15	149,036
1,000,000		Kraft Foods, Inc	5.250	10/01/13	1,093,202
50,000		PepsiAmericas, Inc	5.750	07/31/12	53,807
1,000,000		PepsiCo, Inc	0.880	10/25/13	988,562
150,000		Philip Morris International, Inc	4.880	05/16/13	162,383
250,000		Philip Morris International, Inc	6.880	03/17/14	288,078

		TOTAL FOOD BEVERAGE & TOBACCO			9,942,292

HEALTH CARE EQUIPMENT & SERVICES - 0.7%
625,000		Agilent Technologies, Inc	2.500	07/15/13	632,328
250,000		Boston Scientific Corp	4.500	01/15/15	255,255
1,000,000		McKesson Corp	6.500	02/15/14	1,123,479
1,000,000		Medco Health Solutions, Inc	2.750	09/15/15	992,137
400,000		Stryker Corp	3.000	01/15/15	408,690
200,000		Thermo Fisher Scientific, Inc	2.150	12/28/12	203,439
245,000		Thermo Fisher Scientific, Inc	3.200	05/01/15	250,655

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			3,865,983

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
$1,000,000		Clorox Co	5.450%	10/15/12	$1,072,510

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			1,072,510

INSURANCE - 1.0%
1,000,000		American International Group, Inc	3.650	01/15/14	1,017,076
2,000,000		MetLife, Inc	2.380	02/06/14	2,009,492
1,020,000		Progressive Corp	6.380	01/15/12	1,066,086
1,000,000		Prudential Financial, Inc	5.100	09/20/14	1,074,167
250,000		United Health Group, Inc	4.880	02/15/13	266,161

		TOTAL INSURANCE			5,432,982

MATERIALS - 1.3%
200,000		Air Products & Chemicals, Inc	4.150	02/01/13	210,101
40,000		Airgas, Inc	4.500	09/15/14	41,897
665,000	g	Anglo American Capital plc	2.150	09/27/13	670,718
675,000		ArcelorMittal	3.750	08/05/15	680,620
500,000		Bemis Co, Inc	4.880	04/01/12	520,428
1,000,000		Bemis Co, Inc	5.650	08/01/14	1,094,755
1,000,000		EI Du Pont de Nemours & Co	3.250	01/15/15	1,037,880
1,606,000		Lafarge S.A.	6.150	07/15/11	1,647,891
1,000,000	g	Sappi Papier Holding AG.	6.750	06/15/12	1,025,458

		TOTAL MATERIALS			6,929,748

MEDIA - 0.8%
600,000		Comcast Cable Communications Holdings, Inc	8.380	03/15/13	682,738
300,000		Echostar DBS Corp	6.380	10/01/11	309,000
1,000,000	g	NBC Universal, Inc	3.650	04/30/15	1,025,695
1,375,000		Time Warner Cable, Inc	6.200	07/01/13	1,527,118
250,000		Time Warner, Inc	3.150	07/15/15	254,005
125,000		Viacom, Inc	4.380	09/15/14	133,078

		TOTAL MEDIA			3,931,634

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.9%
1,000,000		Abbott Laboratories	2.700	05/27/15	1,019,546
325,000		Eli Lilly & Co	3.550	03/06/12	335,317
1,000,000		GlaxoSmithKline Capital, Inc	4.850	05/15/13	1,085,796
120,000		Life Technologies Corp	3.500	01/15/16	119,634
1,000,000		Merck & Co, Inc	2.250	01/15/16	987,429
180,000		Novartis Capital Corp	4.130	02/10/14	192,095
500,000		Novartis Capital Corp	2.900	04/24/15	513,642
175,000		Pfizer, Inc	5.350	03/15/15	196,728
200,000		Teva Pharmaceutical Finance LLC	3.000	06/15/15	203,496

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			4,653,683

REAL ESTATE - 0.0%
100,000		Boston Properties LP	2.880	02/15/37	101,500
75,000		ProLogis	7.630	08/15/14	84,571

		TOTAL REAL ESTATE			186,071

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

RETAILING - 0.3%
$500,000		Staples, Inc	9.750%	01/15/14	$605,926
1,000,000		Wal-Mart Stores, Inc	3.000	02/03/14	1,039,334

		TOTAL RETAILING			1,645,260

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.5%
2,000,000	g	Broadcom Corp	1.500	11/01/13	1,986,376
500,000		National Semiconductor Corp	3.950	04/15/15	509,239

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			2,495,615

SOFTWARE & SERVICES - 2.4%
5,000,000		International Business Machines Corp	1.000	08/05/13	4,981,745
5,000,000		Microsoft Corp	0.880	09/27/13	4,971,905
1,000,000		Microsoft Corp	1.630	09/25/15	975,227
1,000,000		Oracle Corp	4.950	04/15/13	1,089,404
250,000		Symantec Corp	2.750	09/15/15	243,956

		TOTAL SOFTWARE & SERVICES			12,262,237

TECHNOLOGY HARDWARE & EQUIPMENT - 0.5%
250,000		Amphenol Corp	4.750	11/15/14	267,080
668,000		Cisco Systems, Inc	2.900	11/17/14	692,903
300,000		Hewlett-Packard Co	4.250	02/24/12	311,759
200,000		Hewlett-Packard Co	2.950	08/15/12	206,207
100,000		Hewlett-Packard Co	4.750	06/02/14	109,568
1,000,000		IBM International Group Capital LLC	5.050	10/22/12	1,075,014
250,000		L-3 Communications Corp	6.380	10/15/15	257,500
175,000		Xerox Corp	8.250	05/15/14	204,272

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			3,124,303

TELECOMMUNICATION SERVICES - 1.1%
100,000		AT&T, Inc	7.300	11/15/11	105,639
1,000,000		AT&T, Inc	2.500	08/15/15	996,486
550,000		Cellco Partnership	3.750	05/20/11	556,742
1,000,000		France Telecom S.A.	2.130	09/16/15	973,437
1,000,000		Telecom Italia Capital S.A.	5.250	11/15/13	1,041,806
850,000		Telecom Italia Capital S.A.	6.180	06/18/14	903,948
1,000,000		Telefonica Emisiones SAU	3.730	04/27/15	992,018
200,000		Verizon Communications, Inc	4.350	02/15/13	212,681
250,000		Windstream Corp	8.130	08/01/13	275,000

		TOTAL TELECOMMUNICATION SERVICES			6,057,757

TRANSPORTATION - 0.6%
1,000,000		Burlington Northern Santa Fe Corp	6.750	07/15/11	1,033,853
1,000,000	g	ERAC USA Finance LLC	2.750	07/01/13	1,017,857
1,000,000	g	Southwest Airlines Co	10.500	12/15/11	1,076,789
200,000		Union Pacific Corp	5.130	02/15/14	215,837

		TOTAL TRANSPORTATION			3,344,336

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

UTILITIES - 1.6%
$180,000		Alliant Energy Corp	4.000%	10/15/14	$186,501
250,000		CenterPoint Energy Houston Electric LLC	7.000	03/01/14	285,713
1,000,000		Commonwealth Edison Co	4.700	04/15/15	1,083,155
500,000		Duke Energy Carolinas LLC	5.750	11/15/13	560,107
1,900,000		FPL Group Capital, Inc	2.600	09/01/15	1,860,603
200,000	g	Korea Hydro & Nuclear Power Co Ltd	3.130	09/16/15	193,892
1,000,000		Northeast Utilities	5.650	06/01/13	1,086,394
300,000		NRG Energy, Inc	7.250	02/01/14	306,000
625,000		ONEOK Partners LP	5.900	04/01/12	660,062
500,000		Pepco Holdings, Inc	2.700	10/01/15	487,333
500,000		PG&E Corp	5.750	04/01/14	547,278
500,000	g	Ras Laffan Liquefied Natural Gas Co Ltd	5.500	09/30/14	538,504
250,000		Veolia Environnement	5.250	06/03/13	270,069
450,000		Williams Partners LP	3.800	02/15/15	465,031

		TOTAL UTILITIES			8,530,642

		TOTAL CORPORATE BONDS			184,163,171
		(Cost $181,005,826)

GOVERNMENT BONDS - 55.6%

AGENCY SECURITIES - 10.2%
		Federal Farm Credit Bank (FFCB)
4,400,000		FFCB	2.630	04/21/11	4,431,944
1,000,000		FFCB	1.380	06/25/13	1,013,029
		Federal Home Loan Bank (FHLB)
1,200,000		FHLB	3.630	09/16/11	1,228,175
3,000,000		FHLB	1.880	06/21/13	3,069,918
		Federal Home Loan Mortgage Corp (FHLMC)
4,000,000		FHLMC	2.130	09/21/12	4,102,392
230,000		FHLMC	2.500	04/23/14	238,298
		Federal National Mortgage Association (FNMA)
2,500,000		FNMA	1.380	04/28/11	2,509,610
3,000,000		FNMA	2.000	01/09/12	3,048,312
3,000,000		FNMA	0.880	01/12/12	3,013,020
2,000,000		FNMA	3.630	02/12/13	2,120,440
6,500,000		FNMA	1.250	08/20/13	6,542,471
1,500,000		FNMA	2.750	03/13/14	1,567,820
1,000,000		FNMA	2.500	05/15/14	1,037,515
2,000,000		FNMA	3.000	09/16/14	2,106,574
5,000,000		FNMA	2.630	11/20/14	5,190,110
2,000,000	g,j	FDIC Structured Sale Guarantee	0.000	10/25/12	1,946,760
1,500,000		International Finance Corp	5.130	05/02/11	1,524,471
7,000,000		Private Export Funding Corp	4.900	12/15/11	7,298,228
2,000,000		Private Export Funding Corp	3.550	04/15/13	2,119,146

		TOTAL AGENCY SECURITIES			54,108,233

FOREIGN GOVERNMENT BONDS - 3.7%
34,000	g	Belgium Government International Bond	2.880	09/15/14	33,855
250,000		Belgium Kingdom	2.750	03/05/15	245,812
1,000,000		Canada Government International Bond	2.380	09/10/14	1,031,026
1,000,000		Export Development Canada	2.250	05/28/15	1,012,532
300,000		Export-Import Bank of Korea	8.130	01/21/14	343,176

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$325,000		Export-Import Bank of Korea	4.130%	09/09/15	$330,296
125,000		Hungary Government International Bond	4.750	02/03/15	122,186
500,000		Korea Development Bank	4.380	08/10/15	514,538
330,000		Korea Development Bank	3.250	03/09/16	320,909
420,000		Poland Government International Bond	3.880	07/16/15	426,877
500,000	g	Portugal Government International Bond	3.500	03/25/15	461,946
3,000,000		Province of British Columbia Canada	2.850	06/15/15	3,088,409
500,000		Province of Manitoba Canada	5.000	02/15/12	524,106
1,450,000		Province of Manitoba Canada	2.130	04/22/13	1,482,503
2,000,000		Province of Nova Scotia Canada	2.380	07/21/15	2,002,046
2,000,000		Province of Ontario Canada	2.630	01/20/12	2,041,064
1,200,000		Province of Ontario Canada	4.100	06/16/14	1,296,230
700,000		Province of Ontario Canada	2.950	02/05/15	722,576
1,300,000		Province of Ontario Canada	2.700	06/16/15	1,323,455
791,000	g	Qatar Government International Bond	4.000	01/20/15	818,685
500,000		Republic of Korea	5.750	04/16/14	546,214
700,000	g	Russian Foreign Bond - Eurobond	3.630	04/29/15	700,910
516,000		United Mexican States	5.880	02/17/14	586,950

		TOTAL FOREIGN GOVERNMENT BONDS			19,976,301

MORTGAGE BACKED - 0.1%
		Federal Home Loan Mortgage Corp (FHLMC)
108,224		FHLMC	5.130	10/15/15	109,379
		Federal Home Loan Mortgage Corp Gold (FGLMC)
58,175		FGLMC	6.000	12/01/17	63,491
277,255		FGLMC	5.500	01/01/19	301,125
257,295		FGLMC	5.500	01/01/19	279,447
		Federal National Mortgage Association (FNMA)
23,621		FNMA	5.000	06/01/13	25,322

		TOTAL MORTGAGE BACKED			778,764

U.S. TREASURY SECURITIES - 41.6%
3,927,000		United States Treasury Note	1.000	09/30/11	3,948,170
12,000,000		United States Treasury Note	0.750	11/30/11	12,047,340
1,000,000		United States Treasury Note	1.000	12/31/11	1,006,523
21,211,000		United States Treasury Note	4.630	12/31/11	22,109,159
5,000,000		United States Treasury Note	1.000	03/31/12	5,038,300
140,000		United States Treasury Note	0.630	06/30/12	140,416
415,000		United States Treasury Note	0.630	07/31/12	416,133
60,000		United States Treasury Note	1.380	10/15/12	60,884
42,720,000		United States Treasury Note	1.130	06/15/13	43,070,304
28,760,000		United States Treasury Note	0.750	09/15/13	28,667,882
7,395,000		United States Treasury Note	3.130	09/30/13	7,845,052
3,125,000	j	United States Treasury Note	0.500	10/15/13	3,090,088
900		United States Treasury Note	2.750	10/31/13	946
41,680,000	j	United States Treasury Note	0.500	11/15/13	41,142,703
14,949,000		United States Treasury Note	2.000	11/30/13	15,390,459
2,318,000		United States Treasury Note	1.880	04/30/14	2,370,697
45,000		United States Treasury Note	2.250	05/31/14	46,550
1,635,000		United States Treasury Note	2.630	06/30/14	1,711,001
7,990,000		United States Treasury Note	2.380	08/31/14	8,277,145
1,865,000		United States Treasury Note	2.380	10/31/14	1,930,420

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$4,175,000		United States Treasury Note	2.250%	01/31/15	$4,285,896
1,373,000		United States Treasury Note	2.500	04/30/15	1,419,446
6,779,000		United States Treasury Note	1.250	09/30/15	6,577,216
10,055,000		United States Treasury Note	1.380	11/30/15	9,771,419

		TOTAL U.S. TREASURY SECURITIES			220,364,149

		TOTAL GOVERNMENT BONDS			295,227,447
		(Cost $290,961,864)

STRUCTURED ASSETS - 4.6%

ASSET BACKED - 4.2%
230,520		Aames Mortgage Trust	6.900	06/25/32	180,660
		Series - 2002 1 (Class A3)
2,000,000		AmeriCredit Automobile Receivables Trust	2.040	09/08/15	1,989,878
		Series - 2010 3 (Class B)
55,677	g	Asset Backed Funding Corp NIM Trust	5.900	07/26/35	0
		Series - 2006 WMC1 (Class N1)
500,000	g	Avis Budget Rental Car Funding AESOP LLC	5.680	02/20/14	535,653
		Series - 2009 2A (Class A)
2,000,000	g	Avis Budget Rental Car Funding AESOP LLC	2.090	04/20/15	1,969,190
		Series - 2010 4A (Class A)
200,000		CarMax Auto Owner Trust	3.750	12/15/15	204,613
		Series - 2010 1 (Class B)
167,214		Centex Home Equity	5.540	01/25/32	167,030
		Series - 2002 A (Class AF6)
337,182	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	146,850
		Series - 2004 2 (Class 1M2)
337,182	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	85,178
		Series - 2004 2 (Class 1B)
682,305		CIT Group Home Equity Loan Trust	6.390	12/25/30	112,848
		Series - 2002 2 (Class MF2)
148,737		CIT Group Home Equity Loan Trust	6.830	06/25/33	4,775
		Series - 2002 2 (Class BF)
64,452	i,j	Countrywide Asset-Backed Certificates	0.370	06/25/21	57,558
		Series - 2006 S3 (Class A1)
200,000	i	Countrywide Asset-Backed Certificates	5.680	10/25/46	196,188
		Series - 2006 15 (Class A2)
2,000,000		DaimlerChrysler Financial Auto Securitization Trust	1.650	11/08/13	1,998,418
		Series - 2010 A (Class B)
1,633,089	g	Flagstar Home Equity Loan Trust	5.780	01/25/35	1,351,744
		Series - 2007 1A (Class AF3)
802,175		GMAC Commercial Mortgage Securities, Inc	5.590	10/25/29	775,132
		Series - 2006 HLTV (Class A3)
2,000,000		GMAC Commercial Mortgage Securities, Inc	5.810	10/25/29	1,606,122
		Series - 2006 HLTV (Class A4)
500,000	g	Hertz Vehicle Financing LLC	5.290	03/25/16	543,078
		Series - 2009 2A (Class A2)
67,010	i,j	Morgan Stanley ABS Capital I	0.270	01/25/37	64,947
		Series - 2007 HE2 (Class A2A)
1,000,000	g	Navistar Financial Corp Owner Trust	1.080	03/18/14	998,315
		Series - 2010 B (Class A3)

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$500,000		Renaissance Home Equity Loan Trust	5.590%	11/25/36	$285,684
		Series - 2006 3 (Class AF3)
4,000,000		Residential Funding Mortgage Securities II, Inc	5.790	02/25/36	3,779,883
		Series - 2006 HI2 (Class A3)
302,350		Residential Funding Mortgage Securities II, Inc	5.950	02/25/36	300,784
		Series - 2006 HI3 (Class A2)
1,300,000		Residential Funding Mortgage Securities II, Inc	5.960	02/25/36	1,227,703
		Series - 2006 HI3 (Class A3)
500,000		Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	171,062
		Series - 2006 HI1 (Class M2)
674,834		Saxon Asset Securities Trust	6.120	11/25/30	686,597
		Series - 2002 2 (Class AF6)
117,233	i,j	Securitized Asset Backed Receivables LLC Trust	0.410	03/25/36	111,369
		Series - 2006 NC2 (Class A2)
785,125	i,j	Structured Asset Investment Loan Trust	0.280	07/25/36	782,520
		Series - 2006 4 (Class A3)
107,746	i,j	Wells Fargo Home Equity Trust	0.400	07/25/36	97,877
		Series - 2006 2 (Class A3)
2,000,000		World Financial Network Credit Card Master Trust	4.660	05/15/17	2,121,528
		Series - 2009 D (Class A)

		TOTAL ASSET BACKED			22,553,184

OTHER MORTGAGE BACKED - 0.4%
163,747		First Horizon Asset Securities, Inc	5.500	11/25/33	167,197
		Series - 2003 9 (Class 1A4)
95,552	i	GSR Mortgage Loan Trust	2.960	01/25/36	92,398
		Series - 2006 AR1 (Class 2A2)
52,815	i	Structured Adjustable Rate Mortgage Loan Trust	5.750	07/25/36	52,614
		Series - 2006 6 (Class 2A1)
1,699,697	i	Wells Fargo Mortgage Backed Securities Trust	5.410	03/25/36	1,720,747
		Series - 2006 AR1 (Class 2A2)

		TOTAL OTHER MORTGAGE BACKED			2,032,956

		TOTAL STRUCTURED ASSETS			24,586,140
		(Cost $27,343,120)

		TOTAL BONDS			503,976,758
		(Cost $499,310,810)

SHARES		COMPANY

PREFERRED STOCKS - 0.0%

BANKS - 0.0%
15,738	*	Federal Home Loan Mortgage Corp (FHLMC)	8.380	12/30/49	9,899
55,841	*	Federal National Mortgage Association (FNMA)	8.250	12/30/49	31,271

		TOTAL BANKS			41,170

		TOTAL PREFERRED STOCKS			41,170
		(Cost $1,789,475)

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 4.0%

GOVERNMENT AGENCY DEBT - 4.0%
	Federal Home Loan Bank (FHLB)
$21,305,000	FHLB		01/03/11	$21,304,999

	TOTAL GOVERNMENT AGENCY DEBT			21,304,999

	TOTAL SHORT-TERM INVESTMENTS			21,304,999
	(Cost $21,304,999)

	TOTAL INVESTMENTS - 99.2%			526,814,387
	(Cost $523,863,563)
	OTHER ASSETS & LIABILITIES, NET - 0.8%			4,465,442

	NET ASSETS - 100.0%			$531,279,829

*	Non-income producing.
b	In bankruptcy.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.
At December 31, 2010 the value of these securities amounted to $32,166,919 or 6.05% of net assets.
i	Floating or variable rate security. Coupon reflects the rate at period end.
j	Zero coupon.
n	In default.

TIAA-CREF FUNDS – High-Yield Fund

TIAA-CREF FUNDS
HIGH-YIELD FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2010

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BANK LOAN OBLIGATIONS - 1.3%

CONSUMER SERVICES - 0.7%
$5,600,000	i	Burger King Corp	6.250%	10/19/16	$5,680,192

		TOTAL CONSUMER SERVICES			5,680,192

SOFTWARE & SERVICES - 0.4%
2,970,720	i	IMS Health, Inc	5.250	02/26/16	2,997,249

		TOTAL SOFTWARE & SERVICES			2,997,249

UTILITIES - 0.2%
2,128,500	i	Texas Competitive Electric Holdings Co LLC	3.760	10/10/14	1,644,266

		TOTAL UTILITIES			1,644,266

		TOTAL BANK LOAN OBLIGATIONS			10,321,707
		(Cost $10,647,114)

BONDS - 96.2%

CORPORATE BONDS - 96.2%

AUTOMOBILES & COMPONENTS - 0.9%
4,500,000		Ford Motor Co	7.450	07/16/31	4,820,625
2,760,000		Goodyear Tire & Rubber Co	8.250	08/15/20	2,856,600

		TOTAL AUTOMOBILES & COMPONENTS			7,677,225

BANKS - 1.9%
3,500,000	g	Alfa Bond Issuance plc for OJSC Alfa Bank	7.880	09/25/17	3,561,250
3,600,000		Amsouth Bank	4.850	04/01/13	3,492,000
2,600,000	i	JPMorgan Chase & Co	7.900	04/29/49	2,763,774
900,000		Regions Bank	6.450	06/26/37	799,875
1,800,000		Regions Financial Corp	6.380	05/15/12	1,833,750
2,135,000	g,i	Standard Chartered plc	6.410	12/30/49	1,990,706
1,800,000		Union Planters Corp	7.750	03/01/11	1,816,792

		TOTAL BANKS			16,258,147

CAPITAL GOODS - 3.4%
2,500,000	g	Case New Holland, Inc	7.880	12/01/17	2,731,250
1,810,000	g	FMG Resources August 2006 Pty Ltd	7.000	11/01/15	1,855,250
1,440,000	g	Myriad International Holding BV	6.380	07/28/17	1,508,256
1,000,000		Russel Metals, Inc	6.380	03/01/14	1,000,000
1,000,000		SPX Corp	7.630	12/15/14	1,087,500
2,250,000	g	SPX Corp	6.880	09/01/17	2,390,625
4,720,000		Susser Holdings LLC	8.500	05/15/16	5,062,200
1,500,000	g	TAM Capital 2, Inc	9.500	01/29/20	1,627,500
10,000,000	g	TransDigm, Inc	7.750	12/15/18	10,350,000

		TOTAL CAPITAL GOODS			27,612,581

TIAA-CREF FUNDS – High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

COMMERCIAL & PROFESSIONAL SERVICES - 2.2%
$9,350,000	g	American Achievement Corp	10.880%	04/15/16	$9,583,750
3,825,000	g	Trans Union LLC	11.380	06/15/18	4,360,500
3,334,000	g	Visant Corp	10.000	10/01/17	3,542,375

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			17,486,625

CONSUMER DURABLES & APPAREL - 2.2%
1,000,000		Alliant Techsystems, Inc	6.750	04/01/16	1,036,250
4,000,000		Alliant Techsystems, Inc	6.880	09/15/20	4,115,000
5,000,000		Hanesbrands, Inc	8.000	12/15/16	5,362,500
3,000,000		Phillips-Van Heusen Corp	7.380	05/15/20	3,187,500
2,629,000		WMG Acquisition Corp	7.380	04/15/14	2,523,840
1,000,000		WMG Acquisition Corp	9.500	06/15/16	1,072,500

		TOTAL CONSUMER DURABLES & APPAREL			17,297,590

CONSUMER SERVICES - 6.4%
4,000,000	g	AMC Entertainment Holdings, Inc	9.750	12/01/20	4,160,000
5,250,000	g	DineEquity, Inc	9.500	10/30/18	5,565,000
649,000		FTI Consulting, Inc	7.750	10/01/16	668,470
2,650,000	g	FTI Consulting, Inc	6.750	10/01/20	2,630,125
750,000	g	Harrahs Operating Co, Inc	12.750	04/15/18	753,750
4,280,000	g	Knowledge Learning Corp, Inc	7.750	02/01/15	4,194,400
3,665,000	g	Live Nation Entertainment, Inc	8.130	05/15/18	3,710,813
2,400,000		Mac-Gray Corp	7.630	08/15/15	2,358,000
2,040,000		MGM Mirage	10.380	05/15/14	2,289,900
1,500,000	g	MGM Mirage	9.000	03/15/20	1,650,000
2,675,000		Penn National Gaming, Inc	6.750	03/01/15	2,715,125
6,310,000		Penn National Gaming, Inc	8.750	08/15/19	6,956,774
1,750,000		Speedway Motorsports, Inc	6.750	06/01/13	1,763,125
2,500,000		Speedway Motorsports, Inc	8.750	06/01/16	2,693,750
2,000,000		Universal City Development Partners Ltd	10.880	11/15/16	2,185,000
3,200,000		Wendys	10.000	07/15/16	3,472,000
2,000,000		Wynn Las Vegas LLC	7.880	11/01/17	2,155,000
2,000,000		Wynn Las Vegas LLC	7.750	08/15/20	2,165,000

		TOTAL CONSUMER SERVICES			52,086,232

DIVERSIFIED FINANCIALS - 8.0%
2,000,000		American General Finance Corp	5.380	10/01/12	1,890,000
5,160,000		American General Finance Corp	6.900	12/15/17	4,166,700
2,500,000		CIT Group, Inc	7.000	05/01/14	2,525,000
2,000,000		CIT Group, Inc	7.000	05/01/15	2,005,000
4,500,000		CIT Group, Inc	7.000	05/01/17	4,511,250
3,000,000		CIT Group, Inc	7.000	05/01/17	3,011,250
3,000,000	i	Citigroup Capital XXI	8.300	12/21/57	3,120,000
1,750,000		Ford Motor Credit Co LLC	7.000	04/15/15	1,880,571
1,875,000		Ford Motor Credit Co LLC	12.000	05/15/15	2,358,636
1,750,000		Ford Motor Credit Co LLC	5.630	09/15/15	1,812,092
2,000,000		Ford Motor Credit Co LLC	8.000	12/15/16	2,234,918
4,000,000		Ford Motor Credit Co LLC	8.130	01/15/20	4,653,652

TIAA-CREF FUNDS – High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,000,000		GMAC, Inc	6.750%	12/01/14	$1,052,500
2,000,000		GMAC, Inc	8.300	02/12/15	2,200,000
5,000,000		GMAC, Inc	8.000	03/15/20	5,462,499
5,000,000	g	GMAC, Inc	7.500	09/15/20	5,243,750
3,000,000		GMAC, Inc	8.000	11/01/31	3,232,500
1,825,000		International Lease Finance Corp	5.630	09/20/13	1,834,125
366,000		International Lease Finance Corp	6.630	11/15/13	373,778
2,232,000	g	International Lease Finance Corp	8.630	09/15/15	2,399,400
4,275,000	g	International Lease Finance Corp	6.750	09/01/16	4,563,563
2,232,000	g	International Lease Finance Corp	8.750	03/15/17	2,393,820
2,600,000		International Lease Finance Corp	8.250	12/15/20	2,678,000

		TOTAL DIVERSIFIED FINANCIALS			65,603,004

ENERGY - 10.0%
1,640,000		AmeriGas Partners LP	7.130	05/20/16	1,697,400
1,000,000		Arch Coal, Inc	8.750	08/01/16	1,090,000
1,000,000		Arch Coal, Inc	7.250	10/01/20	1,055,000
2,000,000		Atlas Energy Operating Co LLC	12.130	08/01/17	2,530,000
3,550,000		Atlas Energy Operating Co LLC	10.750	02/01/18	4,335,438
250,000		Chesapeake Energy Corp	9.500	02/15/15	281,875
2,000,000		Chesapeake Energy Corp	7.250	12/15/18	2,070,000
2,400,000		Chesapeake Energy Corp	6.630	08/15/20	2,364,000
2,375,000		Chesapeake Energy Corp	6.880	11/15/20	2,404,688
2,276,000		Cimarex Energy Co	7.130	05/01/17	2,361,350
4,200,000		Cloud Peak Energy Resources LLC	8.250	12/15/17	4,509,750
1,000,000		Cloud Peak Energy Resources LLC	8.500	12/15/19	1,095,000
5,840,000	g	Consol Energy, Inc	8.000	04/01/17	6,219,599
820,000	g	Continental Resources, Inc	7.130	04/01/21	861,000
666,000	g	Drummond Co, Inc	9.000	10/15/14	710,955
2,000,000		Encore Acquisition Co	9.500	05/01/16	2,220,000
3,700,000		Energy Transfer Equity LP	7.500	10/15/20	3,811,000
2,500,000		Inergy LP	8.750	03/01/15	2,662,500
3,250,000		Inergy LP	8.250	03/01/16	3,388,125
1,250,000	g	Inergy LP	7.000	10/01/18	1,259,375
2,140,000	g	KMG Finance Sub BV	6.380	04/09/21	2,121,168
3,060,000		MarkWest Energy Partners LP	6.750	11/01/20	3,060,000
2,800,000		Newfield Exploration Co	6.880	02/01/20	2,947,000
2,000,000	g	NGPL Pipeco LLC	7.120	12/15/17	2,189,554
4,750,000	g	Niska Gas Storage	8.880	03/15/14	5,082,500
1,500,000		Pioneer Natural Resources Co	6.880	05/01/18	1,594,656
4,376,000	g	Precision Drilling Trust	6.630	11/15/20	4,452,580
1,233,000		Range Resources Corp	7.500	05/15/16	1,279,238
1,750,000		Range Resources Corp	7.500	10/01/17	1,844,063
250,000		Range Resources Corp	7.250	05/01/18	263,750
3,000,000		Range Resources Corp	6.750	08/01/20	3,093,750
1,125,000		Regency Energy Partners LP	6.880	12/01/18	1,139,063
4,777,200		Southwestern Energy Co	7.500	02/01/18	5,386,292

		TOTAL ENERGY			81,380,669

FOOD & STAPLES RETAILING - 2.8%
5,350,000		Ingles Markets, Inc	8.880	05/15/17	5,724,499
1,600,000		Rite Aid Corp	10.380	07/15/16	1,664,000

TIAA-CREF FUNDS – High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,500,000		Rite Aid Corp	7.500%	03/01/17	$1,441,875
2,500,000		RITE AID CORP	8.000	08/15/20	2,603,125
2,526,000		Stater Brothers Holdings	7.750	04/15/15	2,595,465
1,800,000	g	Stater Brothers Holdings	7.380	11/15/18	1,845,000
5,050,000		SuperValu, Inc	7.500	11/15/14	4,873,250
1,885,000		SuperValu, Inc	8.000	05/01/16	1,804,888

		TOTAL FOOD & STAPLES RETAILING			22,552,102

FOOD BEVERAGE & TOBACCO - 1.2%
2,305,000		Constellation Brands, Inc	8.380	12/15/14	2,518,213
2,720,000	g	Smithfield Foods, Inc	10.000	07/15/14	3,134,800
1,634,000		Smithfield Foods, Inc	7.750	07/01/17	1,699,360
2,500,000		TreeHouse Foods, Inc	7.750	03/01/18	2,709,375

		TOTAL FOOD BEVERAGE & TOBACCO			10,061,748

HEALTH CARE EQUIPMENT & SERVICES - 6.3%
3,500,000		Apria Healthcare Group, Inc	11.250	11/01/14	3,823,750
1,265,000		Apria Healthcare Group, Inc	12.380	11/01/14	1,391,500
9,050,000		CHS	8.880	07/15/15	9,502,499
3,550,000		DaVita, Inc	6.380	11/01/18	3,532,250
3,045,000		DaVita, Inc	6.630	11/01/20	3,014,550
2,200,000	g	Fresenius US Finance II, Inc	9.000	07/15/15	2,519,000
2,905,000	g	HCA HOLDINGS, Inc	7.750	05/15/21	2,905,000
3,155,000	o	HCA, Inc	9.630	11/15/16	3,379,794
150,000		HCA, Inc	9.880	02/15/17	165,000
4,000,000		HCA, Inc	8.500	04/15/19	4,380,000
1,500,000		HCA, Inc	7.880	02/15/20	1,605,000
900,000		HCA, Inc	7.500	11/06/33	828,000
4,300,000		Healthsouth Corp	7.250	10/01/18	4,386,000
5,750,000		Healthsouth Corp	7.750	09/15/22	5,936,874
4,225,000	g	LifePoint Hospitals, Inc	6.630	10/01/20	4,193,313

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			51,562,530

HOUSEHOLD & PERSONAL PRODUCTS - 1.5%
2,750,000		JohnsonDiversey, Inc	8.250	11/15/19	2,983,750
5,000,000	g	Reynolds Group Issuer, Inc	7.750	10/15/16	5,287,500
2,000,000	g	Reynolds Group Issuer, Inc	8.500	05/15/18	2,010,000
2,081,000	g	Spectrum Brands, Inc	9.500	06/15/18	2,286,499

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			12,567,749

INSURANCE - 1.0%
1,975,000		American Financial Group, Inc	9.880	06/15/19	2,364,551
4,000,000	i	American International Group, Inc	8.180	05/15/58	4,259,236
1,715,000	g	Multiplan, Inc	9.880	09/01/18	1,822,188

		TOTAL INSURANCE			8,445,975

MATERIALS - 10.7%
1,120,000		Ball Corp	7.130	09/01/16	1,206,800
1,000,000		Ball Corp	6.630	03/15/18	1,020,000
480,000		Ball Corp	7.380	09/01/19	516,000
3,570,000	g	Celanese US Holdings LLC	6.630	10/15/18	3,686,025

TIAA-CREF FUNDS – High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$4,250,000	g	Cemex SAB de C.V.	9.500%	12/14/16	$4,382,813
1,990,000		CF Industries, Inc	6.880	05/01/18	2,129,300
1,750,000		CF Industries, Inc	7.130	05/01/20	1,916,250
1,000,000		Crown Americas LLC	7.750	11/15/15	1,040,000
2,540,000		Crown Americas LLC	7.630	05/15/17	2,730,500
2,000,000		Domtar Corp	10.750	06/01/17	2,520,000
3,922,000	g	Georgia Gulf Corp	9.000	01/15/17	4,255,370
1,050,000	g	Georgia-Pacific LLC	7.130	01/15/17	1,118,250
4,000,000		Georgia-Pacific LLC	8.880	05/15/31	4,920,000
1,313,000		Graphic Packaging International, Inc	9.500	06/15/17	1,432,811
3,000,000		Graphic Packaging International, Inc	7.880	10/01/18	3,142,500
1,260,000		Greif, Inc	6.750	02/01/17	1,316,700
2,350,000		Greif, Inc	7.750	08/01/19	2,573,250
2,775,000	g	Ineos Group Holdings PLC	9.000	05/15/15	2,951,906
4,959,000	g	LBI Escrow Corp	8.000	11/01/17	5,485,893
3,000,000		Lyondell Chemical Co	11.000	05/01/18	3,397,500
3,110,000	g	Momentive Performance Materials, Inc	9.000	01/15/21	3,281,050
1,750,000		Nalco Co	8.250	05/15/17	1,896,563
2,375,000	g	Nalco Co	6.630	01/15/19	2,428,438
3,110,000	g	Novelis, Inc	8.380	12/15/17	3,218,850
1,000,000		Owens-Brockway Glass Container, Inc	6.750	12/01/14	1,017,500
5,525,000	g	Sappi Papier Holding AG.	6.750	06/15/12	5,665,656
1,000,000		Silgan Holdings, Inc	7.250	08/15/16	1,065,000
2,960,000		Solutia, Inc	8.750	11/01/17	3,241,200
4,500,000		Solutia, Inc	7.880	03/15/20	4,814,999
272,000		Steel Dynamics, Inc	6.750	04/01/15	275,400
1,250,000	g	Steel Dynamics, Inc	7.630	03/15/20	1,337,500
2,700,000	g	Texas Industries, Inc	9.250	08/15/20	2,868,750
4,000,000		Verso Paper Holdings LLC	9.130	08/01/14	4,120,000

		TOTAL MATERIALS			86,972,774

MEDIA - 6.9%
5,000,000		AMC Entertainment, Inc	8.750	06/01/19	5,337,500
1,835,000		Cablevision Systems Corp	8.630	09/15/17	1,997,856
2,300,000		Cablevision Systems Corp	8.000	04/15/20	2,461,000
5,375,000		CCO Holdings LLC	8.130	04/30/20	5,657,188
1,333,000		Cinemark USA, Inc	8.630	06/15/19	1,442,973
350,000		Clear Channel Worldwide Holdings, Inc	9.250	12/15/17	380,625
1,950,000		Clear Channel Worldwide Holdings, Inc	9.250	12/15/17	2,135,250
3,000,000		DISH DBS Corp	7.750	05/31/15	3,187,500
7,129,000		DISH DBS Corp	7.880	09/01/19	7,449,804
2,000,000		Echostar DBS Corp	6.630	10/01/14	2,075,000
1,000,000		Interpublic Group of Cos, Inc	10.000	07/15/17	1,170,000
2,140,000		Lamar Media Corp	9.750	04/01/14	2,461,000
4,860,000		Lamar Media Corp	6.630	08/15/15	4,932,900
1,225,000		Lamar Media Corp	7.880	04/15/18	1,301,563
1,349,000		Nielsen Finance LLC	12.500	08/01/16	1,416,450
6,630,000	g	Nielsen Finance LLC	7.750	10/15/18	6,862,049
5,000,000	g	Univision Communications, Inc	7.880	11/01/20	5,250,000

		TOTAL MEDIA			55,518,658

TIAA-CREF FUNDS – High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.7%
$4,250,000	g	CONVATEC HEALTHCARE	10.500%	12/15/18	$4,308,438
4,000,000	g	Mylan, Inc	7.630	07/15/17	4,255,000
2,500,000	g	Mylan, Inc	7.880	07/15/20	2,693,750
5,195,000	g	NBTY, Inc	9.000	10/01/18	5,545,662
2,510,000	g	Valeant Pharmaceuticals International	6.750	10/01/17	2,497,450
2,510,000	g	Valeant Pharmaceuticals International	7.000	10/01/20	2,478,625

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			21,778,925

REAL ESTATE - 0.8%
1,750,000		Developers Diversified Realty Corp	7.500	04/01/17	1,954,909
4,500,000		DuPont Fabros Technology LP	8.500	12/15/17	4,815,000

		TOTAL REAL ESTATE			6,769,909

RETAILING - 6.2%
4,500,000	g	Ace Hardware Corp	9.130	06/01/16	4,815,000
1,000,000		Amerigas Partners LP	7.250	05/20/15	1,027,500
8,500,000	g	Asbury Automotive Group, Inc	8.380	11/15/20	8,776,250
1,400,000	g	Aspect Software, Inc	10.630	05/15/17	1,436,750
3,000,000		AutoNation, Inc	6.750	04/15/18	3,097,500
1,440,000		Ferrellgas Partners LP	9.130	10/01/17	1,584,000
2,180,000	g	Ferrellgas Partners LP	6.500	05/01/21	2,125,500
2,025,000	g	Hanesbrands, Inc	6.380	12/15/20	1,923,750
1,275,000		JC Penney Corp, Inc	5.650	06/01/20	1,220,813
3,000,000		JC Penney Corp, Inc	6.380	10/15/36	2,730,000
1,875,000		Limited Brands, Inc	7.000	05/01/20	1,978,125
5,500,000		Macy’s Retail Holdings, Inc	5.900	12/01/16	5,871,250
4,000,000	g	QVC, Inc	7.130	04/15/17	4,190,000
4,600,000	g	QVC, Inc	7.500	10/01/19	4,841,500
5,200,000	g	Sears Holding Corp	6.630	10/15/18	4,849,000

		TOTAL RETAILING			50,466,938

SOFTWARE & SERVICES - 1.0%
1,200,000	g	Fidelity National Information Services, Inc	7.630	07/15/17	1,263,000
2,000,000	g	IMS Health, Inc	12.500	07/15/17	2,320,000
875,000		SunGard Data Systems, Inc	10.630	05/15/15	964,688
4,000,000	g	SunGard Data Systems, Inc	7.380	11/15/18	4,020,000

		TOTAL SOFTWARE & SERVICES			8,567,688

TECHNOLOGY HARDWARE & EQUIPMENT - 2.6%
1,580,000		Brocade Communications Systems, Inc	6.630	01/15/18	1,662,950
2,525,000		Jabil Circuit, Inc	5.630	12/15/20	2,480,813
10,840,000	g	Pinafore LLC	9.000	10/01/18	11,707,199
860,000	g	Scientific Games Corp	7.880	06/15/16	857,850
2,500,000	g	Scientific Games Corp	8.130	09/15/18	2,518,750
1,500,000		Scientific Games Corp	9.250	06/15/19	1,548,750

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			20,776,312

TELECOMMUNICATION SERVICES - 7.7%
1,550,000	g	BUCCANEER MERGER SUB, Inc	9.130	01/15/19	1,600,375
2,000,000	g	CC Holdings GS V LLC	7.750	05/01/17	2,185,000
1,530,000		Citizens Communications Co	7.130	03/15/19	1,572,075

TIAA-CREF FUNDS – High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$2,467,000	g	Clearwire Communications LLC	12.000%	12/01/15	$2,658,193
2,000,000		Cricket Communications, Inc	7.750	05/15/16	2,075,000
2,000,000		Crown Castle International Corp	9.000	01/15/15	2,205,000
6,700,000		Frontier Communications Corp	7.880	04/15/15	7,319,749
1,000,000		Intelsat Bermuda Ltd	11.250	02/04/17	1,090,000
4,000,000		Intelsat Jackson Holdings Ltd	11.250	06/15/16	4,310,000
5,000,000	g	Intelsat Jackson Holdings Ltd	8.500	11/01/19	5,437,500
4,000,000	g	Intelsat Jackson Holdings Ltd	7.250	10/15/20	4,040,000
3,000,000	g	Nexstar Broadcasting, Inc	8.880	04/15/17	3,187,500
2,000,000	g	Qwest Communications International, Inc	7.130	04/01/18	2,070,000
625,000		SBA Telecommunications, Inc	8.000	08/15/16	676,563
465,000		SBA Telecommunications, Inc	8.250	08/15/19	508,013
6,724,000		Sprint Capital Corp	6.900	05/01/19	6,639,950
750,000		Sprint Capital Corp	6.880	11/15/28	656,250
4,500,000		Sprint Capital Corp	8.750	03/15/32	4,545,000
5,440,000		Virgin Media Finance plc	9.500	08/15/16	6,147,200
2,500,000		Windstream Corp	7.880	11/01/17	2,628,125
1,105,000		Windstream Corp	8.130	09/01/18	1,160,250

		TOTAL TELECOMMUNICATION SERVICES			62,711,743

TRANSPORTATION - 2.7%
2,900,301		Avis Budget Car Rental LLC	9.630	03/15/18	3,125,074
3,000,000	g	Bombardier, Inc	7.500	03/15/18	3,217,500
1,000,000	g	Bombardier, Inc	7.750	03/15/20	1,077,500
3,278,000		Bristow Group, Inc	7.500	09/15/17	3,458,290
5,150,000		Hertz Corp	8.880	01/01/14	5,265,875
2,000,000	g	Hertz Corp	7.500	10/15/18	2,075,000
2,000,000	g	Hertz Corp	7.380	01/15/21	2,020,000
1,560,000		Kansas City Southern de Mexico S.A. de C.V.	8.000	02/01/18	1,688,700

		TOTAL TRANSPORTATION			21,927,939

UTILITIES - 7.1%
3,813,000		AES Corp	7.750	03/01/14	4,070,378
3,600,000		AES Corp	8.000	10/15/17	3,807,000
		Calpine Construction Finance Co LP and CCFC Finance
2,000,000	g	Corp	8.000	06/01/16	2,125,000
6,000,000	g	Calpine Corp	7.500	02/15/21	5,909,999
2,150,000	g	Cia de Saneamento Basico do Estado de Sao Paulo	6.250	12/16/20	2,175,800
5,800,000		Crosstex Energy, Inc	8.880	02/15/18	6,213,250
2,200,000	g	Dubai Electricity & Water Authority	8.500	04/22/15	2,339,423
2,750,000		Edison Mission Energy	7.000	05/15/17	2,179,375
1,750,000		El Paso Corp	7.250	06/01/18	1,873,401
1,000,000	g	El Paso Corp	6.500	09/15/20	1,006,804
2,750,000		El Paso Corp	7.750	01/15/32	2,735,510
2,000,000	g	Ipalco Enterprises, Inc	7.250	04/01/16	2,135,000
3,620,000		NRG Energy, Inc	7.380	02/01/16	3,710,500
2,000,000		NRG Energy, Inc	8.500	06/15/19	2,065,000
2,715,000		Questar Market Resources, Inc	6.880	03/01/21	2,850,750
2,100,000		Reliant Energy, Inc	7.630	06/15/14	2,147,250
5,327,000		Sabine Pass LNG LP	7.250	11/30/13	5,180,508
5,626,000		Sabine Pass LNG LP	7.500	11/30/16	5,274,375

		TOTAL UTILITIES			57,799,323

TIAA-CREF FUNDS – High-Yield Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

	TOTAL CORPORATE BONDS			$783,882,386
	(Cost $742,888,505)

	TOTAL BONDS			783,882,386
	(Cost $742,888,505)

SHORT-TERM INVESTMENTS - 1.1%
TREASURY DEBT - 1.1%
$9,300,000	United States Treasury Bill	01/13/11	9,299,892

	TOTAL TREASURY DEBT		9,299,892

	TOTAL SHORT-TERM INVESTMENTS		9,299,892
	(Cost $9,299,892)

	TOTAL INVESTMENTS - 98.6%		803,503,985
	(Cost $762,835,511)

	OTHER ASSETS & LIABILITIES, NET - 1.4%		11,305,118

	NET ASSETS - 100.0%		$814,809,103

g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.
At December 31, 2010 the value of these securities amounted to $305,142,732 or 37.5% of net assets.

i	Floating or variable rate security. Coupon reflects the rate at period end.
j	Zero coupon.

TIAA-CREF FUNDS – Tax-Exempt Bond Fund

TIAA-CREF FUNDS
TAX-EXEMPT BOND FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2010

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

LONG-TERM MUNICIPAL BONDS - 98.7%

ALABAMA - 1.5%
$1,025,000	Alabama Public School & College Authority	5.000%	05/01/19	$1,154,827
1,570,000	Courtland Industrial Development Board	5.000	11/01/13	1,657,794
1,785,000	Southeast Alabama Gas District	5.000	06/01/18	1,838,229

	TOTAL ALABAMA			4,650,850

ALASKA - 0.7%
560,000	Alaska Railroad Corp	5.250	08/01/16	622,076
1,185,000	Borough of North Slope AK	5.500	06/30/18	1,385,775

	TOTAL ALASKA			2,007,851

ARIZONA - 2.3%
1,110,000	Arizona School Facilities Board	5.750	09/01/18	1,227,693
1,050,000	Arizona School Facilities Board	5.000	09/01/19	1,126,125
2,000,000	City of Tucson AZ	5.000	07/01/20	2,225,080
1,000,000	Scottsdale Municipal Property Corp	5.000	07/01/24	1,097,980
1,260,000	Tucson AZ	5.250	07/01/14	1,384,375

	TOTAL ARIZONA			7,061,253

ARKANSAS - 0.9%
1,235,000	Arkansas Development Finance Authority	5.500	12/01/18	1,439,491
1,255,000	North Little Rock AR	6.500	07/01/15	1,377,363

	TOTAL ARKANSAS			2,816,854

TIAA-CREF FUNDS – Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

CALIFORNIA - 12.8%
$1,000,000	i	California Pollution Control Financing Authority, AMT	5.130%	11/01/23	$993,890
2,000,000		California State Department of Water Resources	5.000	05/01/20	2,216,640
2,000,000		County of San Bernardino CA	5.250	08/01/19	2,089,720
15,000		Delta Counties Home Mortgage Finance Authority, AMT	6.700	06/01/24	15,266
1,670,000		East Side Union High School District-Santa Clara County	5.000	08/01/19	1,839,789
2,500,000		East Side Union High School District-Santa Clara County	5.250	02/01/23	2,506,550
		Hacienda La Puente Unified School District Facilities Financing
1,140,000		Authority	5.000	08/01/27	1,150,214
2,250,000		Los Angeles Unified School District, COP	5.000	10/01/17	2,406,308
635,000		Sacramento City Financing Authority	5.400	11/01/20	671,665
455,000		State of California	5.000	03/01/17	497,219
2,535,000		State of California	5.000	10/01/17	2,758,206
275,000		State of California	5.000	03/01/18	297,462
1,000,000		State of California	5.000	03/01/19	1,068,950
1,115,000		State of California	5.000	07/01/19	1,218,918
850,000		State of California	5.250	02/01/20	905,497
560,000		State of California	5.000	10/01/22	570,679
1,200,000		State of California	5.000	12/01/23	1,207,872
185,000		State of California	5.000	11/01/24	184,804
210,000		State of California	5.000	12/01/24	209,782
2,000,000		State of California	5.500	08/01/25	2,050,920
650,000		State of California	5.000	11/01/25	640,595
1,090,000		State of California	5.000	02/01/27	1,049,169
100,000		State of California	5.000	06/01/27	96,204
3,165,000		Vallejo City Unified School District	5.900	02/01/18	3,278,447
1,070,000		Vallejo City Unified School District	5.900	02/01/19	1,093,347
400,000		Vallejo City Unified School District	5.900	02/01/21	400,280
2,150,000		Vallejo City Unified School District	5.900	08/01/25	2,052,734
471,000		Vallejo Sanitation & Flood Control District, COP	5.000	07/01/19	464,995
1,710,000		West Contra Costa Unified School District	5.700	02/01/21	1,770,517
1,450,000		West Contra Costa Unified School District	6.000	08/01/21	1,594,159
1,810,000		West Contra Costa Unified School District	5.700	02/01/22	1,865,096

		TOTAL CALIFORNIA			39,165,894

COLORADO - 2.0%
1,645,000		Colorado State Higher Education	5.000	11/01/25	1,674,248
1,000,000		Denver City & County School District No	5.500	12/01/23	1,158,800
2,000,000		Denver City & County School District No	5.000	12/01/23	2,238,620
1,000,000		Jefferson County Colorado School District	5.000	12/15/23	1,117,430
50,000		Vista Ridge Metropolitan District, GO	4.130	12/01/16	45,208

		TOTAL COLORADO			6,234,306

DISTRICT OF COLUMBIA - 0.4%
500,000		District of Columbia	5.250	02/01/28	532,625
635,000		District of Columbia, COP	5.250	01/01/14	687,089

		TOTAL DISTRICT OF COLUMBIA			1,219,714

TIAA-CREF FUNDS – Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

FLORIDA - 8.6%
$500,000	Broward County School Board, COP	5.250%	07/01/15	$554,005
1,485,000	Broward County School Board, COP	5.250	07/01/16	1,655,315
1,500,000	City of Jacksonville FL	5.000	10/01/19	1,630,380
450,000	City of Jacksonville FL	5.000	10/01/19	504,738
547,000	City of Lakeland FL, ETM	5.750	10/01/19	593,435
1,190,000	County of Brevard FL	5.000	07/01/16	1,211,123
1,365,000	County of Broward FL	5.000	01/01/21	1,512,051
1,000,000	County of Miami-Dade FL	5.000	07/01/17	1,125,920
1,000,000	County of Orange FL	5.000	10/01/21	1,069,410
1,000,000	County of Orange FL	5.250	10/01/22	1,084,860
1,320,000	County of Seminole FL	5.250	10/01/24	1,450,429
1,000,000	County of Seminole FL	5.250	10/01/26	1,080,330
1,600,000	First Governmental Financing Commission	5.500	07/01/15	1,771,776
2,200,000	Florida Department of Transportation	5.000	07/01/18	2,440,086
1,000,000	Florida State Department of Management Services	5.000	08/01/18	1,099,690
1,690,000	Florida Water Pollution Control Financing Corp	5.000	07/15/20	1,893,865
2,250,000	Lake County School Board, COP	5.250	06/01/17	2,428,560
1,475,000	Lake County School Board, COP	5.250	06/01/18	1,579,415
1,000,000	Tampa Bay Water Fl Utility System Revenue	5.500	10/01/21	1,145,840
535,000	Town of Jupiter FL	5.500	07/01/21	611,082

	TOTAL FLORIDA			26,442,310

GEORGIA - 1.8%
440,000	Cherokee County Water & Sewer Authority	5.500	08/01/18	495,541
215,000	City of Atlanta GA	5.500	11/01/17	240,331
75,000	City of Atlanta GA	5.500	11/01/19	82,470
125,000	City of Atlanta GA	5.500	11/01/22	135,636
1,510,000	City of Atlanta GA	5.500	11/01/27	1,537,663
695,000	Metropolitan Atlanta Rapid Transit Authority	6.250	07/01/18	789,986
1,500,000	Metropolitan Atlanta Rapid Transit Authority	5.250	07/01/26	1,624,501
480,000	Municipal Electric Authority of Georgia	6.500	01/01/17	555,182

	TOTAL GEORGIA			5,461,310

TIAA-CREF FUNDS – Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

ILLINOIS - 7.9%
$2,045,000		Chicago Board of Education	5.000%	12/01/17	$2,234,285
1,205,000		Chicago Board of Education	6.000	01/01/20	1,310,040
1,500,000		Chicago Board of Education	5.000	12/01/21	1,587,900
1,000,000		Chicago Public Building Commission	5.250	03/01/24	1,016,100
1,000,000		Chicago State University	5.500	12/01/23	1,023,740
2,500,000		Chicago Transit Authority	5.500	06/01/18	2,746,599
470,000		Cook County Community Consolidated School District No 64, GO	5.500	12/01/14	525,676
250,000		Cook-Kane Lake & Mchenry Counties Community College District No 512	5.000	12/01/18	278,435
200,000		Illinois Municipal Electric Agency	5.250	02/01/17	220,026
115,000		Madison-Bond Etc Counties Community Unit School District No 5, GO	5.000	02/01/19	114,468
1,650,000		Regional Transportation Authority	6.000	06/01/23	1,793,748
1,500,000		State of Illinois	5.000	06/15/19	1,545,795
2,045,000		State of Illinois	5.000	01/01/20	2,036,207
1,835,000		State of Illinois	5.000	01/01/20	1,814,081
1,650,000		State of Illinois	5.000	01/01/20	1,628,864
2,250,000		State of Illinois	5.250	01/01/20	2,261,182
1,020,000		State of Illinois	6.250	12/15/20	1,163,534
875,000		State of Illinois	5.000	04/01/21	861,858

		TOTAL ILLINOIS			24,162,538

INDIANA - 4.8%
770,000		Franklin Community Multi-School Building Corp	5.000	07/15/22	807,861
1,000,000		Griffith Multi-School Building Corp	5.000	07/15/15	1,132,490
1,520,000		Hammond Multi-School Building Corp	5.000	07/15/17	1,700,910
2,120,000		Indiana Bond Bank	5.250	04/01/19	2,304,314
320,000		Indiana State Finance Authority Revenue	5.000	02/01/15	362,048
260,000	h	Indianapolis Airport Authority	5.100	01/15/17	269,820
1,240,000		Indianapolis Local Public Improvement Bond Bank	5.000	07/01/16	1,362,673
2,075,000		Indianapolis Local Public Improvement Bond Bank	5.000	01/15/20	2,300,573
1,940,000		Indianapolis Local Public Improvement Bond Bank	5.500	01/01/21	2,147,367
400,000		Lawrence Township School Building Corp	5.000	07/10/19	438,596
515,000		New Albany Floyd County School Building Corp	5.000	07/15/15	567,468
1,225,000		South Bend Redevelopment Authority	5.750	08/15/18	1,395,483

		TOTAL INDIANA			14,789,603

LOUISIANA - 1.0%
2,200,000		City of New Orleans LA, GO	5.500	12/01/21	2,230,184
750,000		Desoto Parish LA	5.000	10/01/12	776,873

		TOTAL LOUISIANA			3,007,057

MASSACHUSETTS - 1.9%
1,200,000		Commonwealth of Massachusetts	5.250	09/01/22	1,364,988
2,135,000		Commonwealth of Massachusetts	5.250	09/01/23	2,416,073
1,350,000		Massachusetts Bay Transportation Authority	5.000	07/01/24	1,466,154
565,000		Massachusetts Housing Finance Agency	4.700	12/01/16	584,984

		TOTAL MASSACHUSETTS			5,832,199

TIAA-CREF FUNDS – Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

MICHIGAN - 4.8%
$480,000		Caledonia Community Schools, GO	5.000%	05/01/15	$534,062
900,000		City of Detroit MI	6.500	07/01/15	1,000,098
2,025,000		Detroit City School District	6.000	05/01/20	2,151,783
2,030,000		Detroit City School District	6.000	05/01/21	2,240,227
655,000		Detroit MI	5.000	07/01/14	700,103
300,000	i	Detroit MI	5.500	07/01/32	306,957
450,000		Forest Hills Public Schools, GO	5.000	05/01/15	506,219
1,450,000		L’Anse Creuse Public Schools, GO	5.000	05/01/15	1,613,314
1,130,000		Michigan Municipal Bond Authority	5.000	05/01/19	1,131,209
1,005,000		Michigan Municipal Bond Authority	5.000	10/01/19	1,130,494
565,000		State of Michigan	5.250	05/15/18	632,150
1,485,000		State of Michigan	5.500	11/01/18	1,699,731
1,050,000		Wayne County Airport Authority	5.000	12/01/17	1,104,999

		TOTAL MICHIGAN			14,751,346

MINNESOTA - 0.4%
1,000,000		Minnesota Public Facilities Authority	5.000	03/01/16	1,149,410

		TOTAL MINNESOTA			1,149,410

MISSISSIPPI - 1.4%
175,000		County of Lowndes MS	6.700	04/01/22	186,958
745,000		County of Lowndes MS	6.800	04/01/22	801,970
2,100,000		Mississippi Development Bank Special Obligation	5.000	07/01/17	2,280,159
1,090,000		Mississippi Development Bank Special Obligation	5.000	11/01/17	1,112,018

		TOTAL MISSISSIPPI			4,381,105

MISSOURI - 1.0%
		Missouri State Environmental Improvement & Energy Resources
1,200,000		Authority	5.500	07/01/12	1,272,636
1,640,000		St Louis Regional Convention & Sports Complex Authority	5.250	08/15/14	1,771,184

		TOTAL MISSOURI			3,043,820

NEBRASKA - 0.7%
1,000,000		Central Plains Energy Project	5.000	12/01/15	1,048,240
1,000,000		Central Plains Energy Project	5.250	12/01/18	1,009,610

		TOTAL NEBRASKA			2,057,850

NEVADA - 0.8%
1,300,000		County of Clark NV	5.000	06/01/22	1,379,144
1,000,000		County of Clark NV	5.000	12/01/29	1,003,520

		TOTAL NEVADA			2,382,664

TIAA-CREF FUNDS – Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

NEW JERSEY - 4.6%
$25,000		Garden State Preservation Trust	5.130%	11/01/18	$28,735
690,000		New Jersey Economic Development Authority	5.380	06/15/14	721,809
1,250,000		New Jersey Economic Development Authority	5.500	09/01/24	1,316,300
1,115,000		New Jersey Environmental Infrastructure Trust	5.250	09/01/21	1,288,327
25,000		New Jersey State Turnpike Authority	6.500	01/01/16	30,636
45,000		New Jersey State Turnpike Authority	6.500	01/01/16	52,725
50,000		New Jersey State Turnpike Authority	6.500	01/01/16	56,527
95,000		New Jersey State Turnpike Authority	6.500	01/01/16	107,869
1,815,000		New Jersey Transportation Trust Fund Authority	5.250	12/15/19	1,977,025
1,025,000		New Jersey Transportation Trust Fund Authority	5.250	12/15/20	1,103,095
2,000,000		New Jersey Transportation Trust Fund Authority	5.750	06/15/23	2,186,220
1,400,000		Newark Housing Authority	5.250	01/01/22	1,519,844
1,430,000		Newark Housing Authority	5.250	01/01/24	1,523,007
2,000,000		State of New Jersey	5.250	08/01/22	2,223,839

		TOTAL NEW JERSEY			14,135,958

NEW YORK - 6.3%
310,000		East Rochester Housing Authority	4.200	08/15/17	320,087
195,000		Lackawanna Housing Authority	5.000	09/01/16	215,998
3,000,000		Metropolitan Transportation Authority	5.250	11/15/20	3,176,609
2,000,000		New York City Health & Hospital Corp	5.000	02/15/20	2,143,480
2,000,000		New York State Dormitory Authority	5.000	01/15/16	2,208,190
1,000,000		New York State Dormitory Authority	5.000	07/01/16	1,055,390
1,085,000		New York State Dormitory Authority	5.000	07/01/17	1,104,834
860,000		New York State Dormitory Authority	4.150	08/15/17	899,414
360,000	h	New York State Dormitory Authority	4.630	02/15/18	375,106
1,000,000		New York State Dormitory Authority	5.000	07/01/20	1,045,340
1,175,000		New York State Dormitory Authority	5.000	02/15/24	1,203,365
1,765,000		New York State Dormitory Authority	5.500	05/15/27	1,838,583
130,000		New York State Thruway Authority	5.500	04/01/12	137,050
3,100,000		New York State Urban Development Corp	5.000	03/15/18	3,510,171

		TOTAL NEW YORK			19,233,617

NORTH CAROLINA - 1.1%
1,000,000		County of New Hanover NC	5.000	12/01/20	1,127,300
710,000		North Carolina Eastern Municipal Power Agency	5.000	01/01/21	811,509
40,000		North Carolina Municipal Power Agency No 1 Catawba	6.000	01/01/11	40,000
1,170,000		Pitt County NC, ETM	5.250	12/01/21	1,240,902

		TOTAL NORTH CAROLINA			3,219,711

OHIO - 3.5%
1,445,000		Cincinnati City School District	5.250	06/01/23	1,603,314
2,000,000		Cincinnati City School District	5.250	12/01/24	2,235,080
1,000,000		Ohio Air Quality Development Authority	5.630	06/01/18	1,059,810
1,300,000		Ohio State Water Development Authority	5.500	06/01/22	1,522,690
25,000		Ohio State Water Development Authority, ETM	6.000	12/01/16	27,332
150,000		State of Ohio	5.000	05/01/17	172,556
4,000,000		State of Ohio	4.950	09/01/20	4,000,360

		TOTAL OHIO			10,621,142

TIAA-CREF FUNDS – Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

PENNSYLVANIA - 4.5%
$1,280,000		Allegheny County Hospital Development Authority	5.300%	07/01/26	$1,396,109
225,000		Allegheny County Hospital Development Authority	5.630	08/15/26	225,578
1,460,000		Carbon County Hospital Authority	5.400	11/15/14	1,506,589
350,000		Commonwealth of Pennsylvania	5.000	01/01/16	401,412
1,475,000		Commonwealth of Pennsylvania	5.000	02/15/19	1,697,401
2,000,000		Commonwealth of Pennsylvania	5.000	07/01/21	2,263,359
115,000		Pennsylvania Economic Development Financing Authority	6.000	11/01/11	117,510
250,000		Pennsylvania Economic Development Financing Authority	5.250	12/01/16	208,838
280,000		Pennsylvania Economic Development Financing Authority	6.250	11/01/31	282,050
290,000		Pennsylvania Economic Development Financing Authority	6.380	11/01/41	291,917
575,000		Philadelphia Authority for Industrial Development	4.250	09/01/19	503,533
1,000,000		Philadelphia Authority for Industrial Development	5.250	09/01/26	863,230
2,000,000	h	Philadelphia School District	5.000	09/01/20	2,114,420
1,425,000		Philadelphia School District, GO	5.000	06/01/24	1,419,428
525,000		Pittsburgh Urban Redevelopment Authority	6.500	09/01/13	569,462

		TOTAL PENNSYLVANIA			13,860,836

PUERTO RICO - 6.1%
810,000		Commonwealth of Puerto Rico	5.000	07/01/13	849,903
2,015,000		Commonwealth of Puerto Rico	5.500	07/01/15	2,168,926
1,000,000		Commonwealth of Puerto Rico	5.250	07/01/16	1,051,990
1,250,000		Government Development Bank for Puerto Rico	5.000	12/01/16	1,303,100
2,370,000		Puerto Rico Commonwealth Infrastructure Financing Authority	5.500	07/01/19	2,442,878
2,300,000		Puerto Rico Highway & Transportation Authority	5.000	07/01/14	2,433,308
1,000,000		Puerto Rico Highway & Transportation Authority	5.500	07/01/21	1,032,180
400,000		Puerto Rico Highway & Transportation Authority	5.250	07/01/22	415,392
1,500,000		Puerto Rico Infrastructure Financing Authority	5.500	07/01/25	1,547,330
480,000		Puerto Rico Public Buildings Authority	5.500	07/01/13	510,598
995,000		Puerto Rico Public Buildings Authority	5.500	07/01/13	1,067,844
3,130,000	i	Puerto Rico Public Finance Corp	5.750	08/01/27	3,202,052
685,000	i	Puerto Rico Public Finance Corp	5.250	08/01/31	697,200

		TOTAL PUERTO RICO			18,722,701

RHODE ISLAND - 0.8%
400,000		Providence Housing Authority	5.000	09/01/17	420,048
315,000		Providence Housing Authority	5.000	09/01/18	329,446
790,000		Rhode Island State & Providence Plantations, COP	5.250	10/01/14	873,306
800,000		Rhode Island State & Providence Plantations, COP	5.000	10/01/16	885,519

		TOTAL RHODE ISLAND			2,508,319

SOUTH CAROLINA - 0.9%
315,000		County of Richland SC	4.600	09/01/12	322,557
150,000		Georgetown County SC	5.700	04/01/14	162,791
1,120,000		Scago Educational Facilities Corp for Colleton School District	5.000	12/01/16	1,243,569
1,000,000		Scago Public Facilities Corp for Georgetown County	5.000	12/01/19	1,051,300

		TOTAL SOUTH CAROLINA			2,780,217

SOUTH DAKOTA - 0.2%
500,000		State of South Dakota	6.700	09/01/17	586,915

		TOTAL SOUTH DAKOTA			586,915

TIAA-CREF FUNDS – Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

TENNESSEE - 2.9%
$125,000		Clarksville Natural Gas Acquisition Corp	5.000%	12/15/16	$128,949
1,000,000		County of Williamson TN	5.000	04/01/24	1,110,660
1,000,000		Memphis-Shelby County Airport Authority	5.630	07/01/20	1,054,490
		Metropolitan Government Nashville & Davidson County Health &
1,500,000		Educational Facs Bd	6.000	12/01/16	1,643,025
300,000		Tennessee Energy Acquisition Corp	5.000	09/01/11	307,677
1,000,000		Tennessee Energy Acquisition Corp	5.000	09/01/16	1,033,740
3,675,000		Tennessee Energy Acquisition Corp	5.000	02/01/18	3,664,048

		TOTAL TENNESSEE			8,942,589

TEXAS - 8.7%
970,000		Bexar Metropolitan Water District	5.000	05/01/17	1,046,698
1,510,000		Brazos River Authority	4.900	10/01/15	1,538,645
630,000	i	Brazos River Authority	5.380	04/01/19	620,689
275,000	i	Brazos River Authority	6.300	07/01/32	76,852
725,000		County of Harris TX	5.000	08/15/16	824,202
1,640,000		County of Harris TX	5.250	08/15/25	1,828,452
1,000,000		County of Montgomery TX	5.000	03/01/20	1,103,400
160,000		Harris County Flood Control District	5.000	10/01/14	179,910
1,500,000		Lower Colorado River Authority	6.000	01/01/17	1,810,710
515,000	i	Matagorda County Navigation District No	5.250	06/01/26	483,879
885,000	i	Matagorda County Navigation District No	5.250	06/01/26	831,519
10,000		Matagorda County Navigation District No	5.130	11/01/28	9,080
1,080,000	i	Matagorda County Navigation District No	5.150	11/01/29	1,004,810
110,000		North Central Texas Health Facility Development Corp	5.500	06/01/21	128,490
2,975,000		North East Independent School District	5.250	02/01/26	3,307,040
1,000,000		SA Energy Acquisition Public Facility Corp	5.250	08/01/16	1,049,120
500,000		SA Energy Acquisition Public Facility Corp	5.250	08/01/18	516,690
2,000,000		SA Energy Acquisition Public Facility Corp	5.500	08/01/19	2,068,940
110,000	i	Sabine River Authority	6.450	06/01/21	29,660
295,000	i	Sabine River Authority	5.500	05/01/22	275,978
1,145,000	i	Sabine River Authority	5.800	07/01/22	365,759
125,000	i	Sabine River Authority	5.750	05/01/30	117,559
330,000		Tarrant County Health Facilities Development Corp	6.000	09/01/24	396,003
1,035,000		Texas A&M University	5.000	07/01/25	1,134,815
2,500,000		Texas Municipal Gas Acquisition & Supply Corp I	6.250	12/15/26	2,607,950
3,000,000		University of Texas	5.250	07/01/26	3,316,260

		TOTAL TEXAS			26,673,110

VIRGINIA - 1.6%
320,000		Tobacco Settlement Financing Corp	5.500	06/01/26	353,021
1,550,000		Virginia College Building Authority	5.000	02/01/23	1,706,597
2,500,000		Virginia College Building Authority	5.000	02/01/24	2,731,174

		TOTAL VIRGINIA			4,790,792

WASHINGTON - 1.4%
75,000		Cowlitz County Public Utility District No 1	5.000	09/01/11	77,306
125,000		Cowlitz County Public Utility District No 1	5.000	09/01/11	128,283
3,150,000		Port of Seattle WA	5.500	09/01/17	3,558,901
600,000		Washington Economic Development Finance Authority	5.000	06/01/16	673,134

		TOTAL WASHINGTON			4,437,624

TIAA-CREF FUNDS – Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

WISCONSIN - 0.4%
$35,000	State of Wisconsin	6.880%	06/01/11	$35,903
1,000,000	State of Wisconsin	5.000	05/01/19	1,123,560

	TOTAL WISCONSIN			1,159,463

	TOTAL LONG-TERM MUNICIPAL BONDS			302,290,928
	(Cost $305,265,383)

	TOTAL INVESTMENTS - 98.7%			302,290,928
	(Cost $305,265,383)
	OTHER ASSETS & LIABILITIES, NET - 1.3%			3,933,573

	NET ASSETS - 100.0%			$306,224,501

Abbreviation(s):
	AMT	Alternative Minimum Tax (subject to)
	COP	Certificate of Participation
	ETM	Escrowed to Maturity
	GO	General Obligation

h	These securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon reflects the rate at period end.

TIAA-CREF FUNDS – Inflation-Linked Bond Fund

TIAA-CREF FUNDS
INFLATION-LINKED BOND FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2010

PRINCIPAL		ISSUER	VALUE

GOVERNMENT BONDS - 98.6%

U.S. TREASURY SECURITIES - 98.6%
	k	United States Treasury Inflation Indexed Bonds
$9,662,530		3.380%, 01/15/12	$10,101,121
28,318,407		2.000, 04/15/12	29,347,158
45,899,345		3.000, 07/15/12	48,753,733
24,160,479		0.630, 04/15/13	24,890,946
44,016,813		1.880, 07/15/13	46,936,360
45,078,168		2.000, 01/15/14	48,395,650
29,451,900		1.250, 04/15/14	30,972,826
38,740,414		2.000, 07/15/14	41,872,925
29,587,198		1.630, 01/15/15	31,549,658
21,798,288		0.500, 04/15/15	22,281,948
35,642,846		1.880, 07/15/15	38,611,218
32,952,320		2.000, 01/15/16	35,881,978
34,215,489		2.500, 07/15/16	38,401,549
31,359,438		2.380, 01/15/17	34,946,174
28,000,528		2.630, 07/15/17	31,865,917
26,829,258		1.630, 01/15/18	28,709,399
25,760,680		1.380, 07/15/18	27,147,326
26,229,980		2.130, 01/15/19	29,025,099
28,474,984		1.880, 07/15/19	30,959,882
34,689,648		1.380, 01/15/20	36,050,141
63,950,469		1.250, 07/15/20	65,479,270
44,936,095		2.380, 01/15/25	50,005,426
32,423,408		2.000, 01/15/26	34,427,077
27,899,590		2.380, 01/15/27	31,005,595
27,038,046		1.750, 01/15/28	27,523,893
28,274,084		3.630, 04/15/28	36,497,856
26,280,912		2.500, 01/15/29	29,820,635
39,677,987		3.880, 04/15/29	53,215,005
10,374,535		3.380, 04/15/32	13,408,277
28,079,115		2.130, 02/15/40	29,720,002

		TOTAL U.S. TREASURY SECURITIES	1,037,804,044

		TOTAL GOVERNMENT BONDS
		(Cost $984,137,125)	1,037,804,044

		TOTAL INVESTMENTS - 98.6%	1,037,804,044
		(Cost $984,137,125)
		OTHER ASSETS AND LIABILITIES, NET - 1.4%	15,064,162

		NET ASSETS - 100.0%	$1,052,868,206

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

TIAA-CREF FUNDS – Bond Index Fund

TIAA-CREF FUNDS
BOND INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2010

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BONDS - 99.2%

CORPORATE BONDS - 21.7%

AUTOMOBILES & COMPONENTS - 0.1%
$50,000		BorgWarner, Inc	4.630%	09/15/20	$49,363
185,000		Harsco Corp	5.130	09/15/13	199,739
400,000		Honeywell International, Inc	5.400	03/15/16	452,807
82,000		Honeywell International, Inc	5.700	03/15/37	89,816

		TOTAL AUTOMOBILES & COMPONENTS			791,725

BANKS - 3.8%
250,000		American Express Bank FSB	5.500	04/16/13	269,448
75,000		Asian Development Bank	5.820	06/16/28	84,435
510,000	g,i	Banco Santander Chile	1.540	04/20/12	509,810
15,000		Bank of America Corp	7.400	01/15/11	15,025
130,000		Bank of America Corp	2.100	04/30/12	132,699
150,000		Bank of America Corp	3.130	06/15/12	155,357
1,705,000		Bank of America Corp	2.380	06/22/12	1,749,008
360,000		Bank of America Corp	7.380	05/15/14	400,169
70,000		Bank of America Corp	4.500	04/01/15	71,143
2,045,000		Bank of America Corp	3.700	09/01/15	2,027,340
200,000		Bank of America Corp	6.500	08/01/16	217,019
585,000		Bank of America Corp	5.300	03/15/17	592,858
575,000		Bank of America Corp	6.000	09/01/17	602,603
590,000		Bank of America Corp	5.750	12/01/17	613,969
120,000		Bank of America Corp	5.650	05/01/18	122,613
500,000		Bank of America Corp	5.490	03/15/19	487,728
450,000		Bank of America Corp	5.880	01/05/21	465,574
570,000		Bank One Corp	5.250	01/30/13	608,770
190,000	i	BB&T Capital Trust IV	6.820	06/12/57	187,388
70,000		BB&T Corp	4.900	06/30/17	72,801
430,000		BB&T Corp	3.850	07/27/27	447,324
160,000		BHP Billiton Finance Ltd	5.400	03/29/17	177,092
400,000		BHP Billiton Finance USA Ltd	5.500	04/01/14	442,652
150,000		BHP Billiton Finance USA Ltd	6.500	04/01/19	178,372
355,000		Citigroup, Inc	6.000	02/21/12	372,384
4,260,000		Citigroup, Inc	2.130	04/30/12	4,346,451
420,000		Citigroup, Inc	5.300	10/17/12	444,797
200,000		Citigroup, Inc	5.850	07/02/13	215,859
200,000		Citigroup, Inc	6.000	12/13/13	218,547
1,110,000		Citigroup, Inc	5.500	10/15/14	1,195,966
500,000		Citigroup, Inc	6.000	08/15/17	542,349
315,000		Citigroup, Inc	6.130	11/21/17	345,204
370,000		Citigroup, Inc	6.130	05/15/18	405,345
2,210,000		Citigroup, Inc	5.380	08/09/20	2,296,204
145,000		Citigroup, Inc	6.880	03/05/38	160,840

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$50,000		Comerica Bank	5.200%	08/22/17	$51,173
400,000		Deutsche Bank AG.	4.880	05/20/13	428,892
700,000		Deutsche Bank AG.	3.880	08/18/14	734,828
200,000		Deutsche Bank AG.	3.450	03/30/15	204,903
65,000		Discover Bank	7.000	04/15/20	69,878
410,000		Eksportfinans ASA	5.000	02/14/12	429,297
950,000		Eksportfinans ASA	2.000	09/15/15	927,789
40,000		Fifth Third Bancorp	8.250	03/01/38	46,034
250,000		Fifth Third Bank	4.750	02/01/15	259,276
100,000		First Horizon National Corp	5.380	12/15/15	100,942
670,000		Golden West Financial Corp	4.750	10/01/12	708,878
750,000		HSBC Bank USA NA	4.880	08/24/20	745,551
16,000		HSBC Bank USA NA	5.880	11/01/34	15,850
33,000		HSBC Bank USA NA	7.000	01/15/39	37,598
25,000	g,i	HSBC Capital Funding LP	4.610	12/30/49	23,608
425,000		HSBC Holdings plc	6.500	09/15/37	445,077
200,000	g	ICICI Bank Ltd	6.630	10/03/12	214,000
150,000		Inter-American Development Bank	1.630	07/15/13	152,497
1,000,000		Inter-American Development Bank	3.000	04/22/14	1,053,506
105,000		Inter-American Development Bank	3.880	09/17/19	109,397
340,000		JP Morgan Chase Capital XXV	6.800	10/01/37	350,571
3,755,000		JPMorgan Chase & Co	3.130	12/01/11	3,848,476
15,000		JPMorgan Chase & Co	4.500	01/15/12	15,553
550,000		JPMorgan Chase & Co	6.630	03/15/12	584,652
200,000		JPMorgan Chase & Co	2.130	06/22/12	204,466
434,000		JPMorgan Chase & Co	5.130	09/15/14	461,807
125,000		JPMorgan Chase & Co	3.700	01/20/15	129,361
610,000		JPMorgan Chase & Co	3.400	06/24/15	622,051
700,000		JPMorgan Chase & Co	5.150	10/01/15	740,333
185,000		JPMorgan Chase & Co	6.000	01/15/18	206,598
180,000		JPMorgan Chase & Co	4.950	03/25/20	184,783
350,000		JPMorgan Chase & Co	4.400	07/22/20	344,486
1,820,000		JPMorgan Chase & Co	4.250	10/15/20	1,777,503
208,000		JPMorgan Chase & Co	5.500	10/15/40	212,605
1,365,000		KeyBank NA	3.200	06/15/12	1,416,022
50,000		KeyBank NA	5.800	07/01/14	53,576
300,000		KeyCorp	3.750	08/13/15	300,989
30,000	i	Manufacturers & Traders Trust Co	5.630	12/01/21	28,239
30,000		Mellon Funding Corp	6.400	05/14/11	30,620
100,000		National City Bank	6.200	12/15/11	104,829
325,000		New York Community Bank	3.000	12/16/11	332,786
250,000		Noble Holding International Ltd	3.450	08/01/15	255,296
205,000		Noble Holding International Ltd	4.900	08/01/20	212,072
100,000		Nordic Investment Bank	3.630	06/17/13	106,049
400,000		Northern Trust Corp	4.630	05/01/14	432,450
50,000		PNC Funding Corp	2.300	06/22/12	51,273
80,000		PNC Funding Corp	5.400	06/10/14	87,696
645,000		PNC Funding Corp	5.130	02/08/20	672,278
50,000		PNC Funding Corp	4.380	08/11/20	49,415
680,000		Regions Bank	3.250	12/09/11	697,980
200,000		Royal Bank of Scotland Group plc	5.050	01/08/15	192,417
170,000		Sovereign Bancorp, Inc	2.750	01/17/12	173,863

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$425,000	Sovereign Bancorp, Inc	2.500%	06/15/12	$436,622
100,000	Sovereign Bank	8.750	05/30/18	109,045
100,000	SunTrust Bank	7.250	03/15/18	110,879
50,000	SVB Financial Group	5.380	09/15/20	48,079
315,000	Union Bank of California NA	5.950	05/11/16	335,286
60,000	UnionBanCal Corp	5.250	12/16/13	64,697
400,000	US Bancorp	2.000	06/14/13	405,966
170,000	US Bank NA	6.300	02/04/14	189,657
95,000	US Central Federal Credit Union	1.900	10/19/12	96,991
140,000	USB Capital XIII Trust	6.630	12/15/39	143,000
50,000	Wachovia Bank NA	5.300	10/15/11	51,825
329,000	Wachovia Bank NA	4.800	11/01/14	349,798
700,000	Wachovia Bank NA	5.600	03/15/16	761,669
510,000	Wachovia Bank NA	5.850	02/01/37	513,259
50,000	Wells Fargo & Co	3.000	12/09/11	51,202
615,000	Wells Fargo & Co	2.130	06/15/12	629,138
1,670,000	Wells Fargo & Co	4.750	02/09/15	1,771,665
300,000	Wells Fargo & Co	5.130	09/15/16	320,083
164,000	Wells Fargo & Co	5.380	02/07/35	166,752
605,000	Western Corporate Federal Credit Union	1.750	11/02/12	615,941
20,000	Western Union Co	5.930	10/01/16	22,391
855,000	Westpac Banking Corp	3.000	08/04/15	859,325
75,000	Westpac Banking Corp	4.880	11/19/19	78,810
185,000	Zions Bancorporation	7.750	09/23/14	192,864

	TOTAL BANKS			51,140,156

CAPITAL GOODS - 0.6%
50,000	Agilent Technologies, Inc	6.500	11/01/17	55,418
100,000	Arrow Electronics, Inc	6.880	07/01/13	109,923
25,000	Avnet, Inc	6.630	09/15/16	27,631
115,000	Black & Decker Corp	8.950	04/15/14	136,739
36,000	Caterpillar Financial Services Corp	6.130	02/17/14	40,473
500,000	Caterpillar Financial Services Corp	5.850	09/01/17	563,662
200,000	Caterpillar Financial Services Corp	5.450	04/15/18	219,486
361,000	Caterpillar Financial Services Corp	7.150	02/15/19	443,908
50,000	Caterpillar, Inc	5.700	08/15/16	57,663
10,000	Caterpillar, Inc	7.300	05/01/31	12,644
75,000	CRH America, Inc	5.300	10/15/13	80,482
150,000	CRH America, Inc	4.130	01/15/16	149,041
200,000	Danaher Corp	5.630	01/15/18	226,353
18,000	Deere & Co	5.380	10/16/29	19,040
500,000	DIRECTV Holdings LLC	3.550	03/15/15	507,961
150,000	Dover Corp	5.450	03/15/18	166,396
200,000	Eaton Corp	5.600	05/15/18	221,592
300,000	Emerson Electric Co	5.250	10/15/18	333,251
100,000	Emerson Electric Co	4.880	10/15/19	107,875
11,000	General Dynamics Corp	5.380	08/15/15	12,394
265,000	Goodrich Corp	6.130	03/01/19	299,891
25,000	Goodrich Corp	4.880	03/01/20	26,270
100,000	Illinois Tool Works, Inc	6.250	04/01/19	116,488
25,000	Ingersoll-Rand Global Holding Co Ltd	6.880	08/15/18	28,773
300,000	ITT Corp	4.900	05/01/14	322,068

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$76,000		John Deere Capital Corp	4.950%	12/17/12	$81,975
695,000		John Deere Capital Corp	2.950	03/09/15	713,957
150,000		John Deere Capital Corp	5.500	04/13/17	167,241
100,000		KLA-Tencor Corp	6.900	05/01/18	110,001
100,000		Legrand France S.A.	8.500	02/15/25	117,048
100,000		Lockheed Martin Corp	7.650	05/01/16	121,711
39,000		Lockheed Martin Corp	5.500	11/15/39	39,737
99,000	g	Myriad International Holding BV	6.380	07/28/17	103,693
50,000		Parker Hannifin Corp	3.500	09/15/22	46,993
50,000		Raytheon Co	4.400	02/15/20	51,129
116,000		Tyco International Finance S.A.	6.000	11/15/13	128,683
170,000		Tyco International Finance S.A.	4.130	10/15/14	180,266
200,000		Tyco International Finance S.A.	3.380	10/15/15	204,375
100,000		United Technologies Corp	6.100	05/15/12	107,339
190,000		United Technologies Corp	4.500	04/15/20	199,439
180,000		United Technologies Corp	5.400	05/01/35	186,441
80,000		United Technologies Corp	6.050	06/01/36	90,328
145,000		United Technologies Corp	5.700	04/15/40	158,073

		TOTAL CAPITAL GOODS			7,093,851

COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
100,000		Celgene Corp	3.950	10/15/20	95,074
30,000		Corp Andina de Fomento	5.130	05/05/15	31,756
500,000		Corp Andina de Fomento	3.750	01/15/16	495,678
158,000		Daimler Finance North America LLC	7.300	01/15/12	167,872
150,000		Daimler Finance North America LLC	6.500	11/15/13	169,810
100,000		Daimler Finance North America LLC	8.500	01/18/31	133,624
200,000		eBay, Inc	3.250	10/15/20	186,034
500,000		European Investment Bank	1.630	09/01/15	487,535
3,000,000		European Investment Bank	1.380	10/20/15	2,882,559
25,000		Howard Hughes Medical Institute	3.450	09/01/14	26,388
150,000		International Bank for Reconstruction & Development	2.000	04/02/12	152,955
45,000		International Bank for Reconstruction & Development	3.630	05/21/13	47,899
1,000,000		International Bank for Reconstruction & Development	1.130	08/25/14	994,366
200,000		International Bank for Reconstruction & Development	2.380	05/26/15	204,684
34,000		International Bank for Reconstruction & Development	4.750	02/15/35	35,032
110,000		Johnson Controls, Inc	5.500	01/15/16	120,291
20,000		Johnson Controls, Inc	6.000	01/15/36	20,418
355,000		News America, Inc	7.250	05/18/18	428,316
105,000		News America, Inc	7.630	11/30/28	122,360
300,000		News America, Inc	6.200	12/15/34	314,996
130,000		News America, Inc	6.400	12/15/35	139,672
44,000		Quest Diagnostics, Inc	5.450	11/01/15	47,348
100,000		Reed Elsevier Capital, Inc	8.630	01/15/19	127,139
63,000		Republic Services, Inc	5.500	09/15/19	68,704
265,000		Republic Services, Inc	5.000	03/01/20	278,841
180,000		Republic Services, Inc	5.250	11/15/21	189,699
30,000		Republic Services, Inc	6.200	03/01/40	32,519
500,000		RR Donnelley & Sons Co	8.600	08/15/16	574,324
625,000		Svensk Exportkredit AB	5.130	03/01/17	693,186
45,000		Thomson Reuters Corp	6.500	07/15/18	52,463
45,000		Thomson Reuters Corp	5.850	04/15/40	47,607

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$15,000		Waste Management, Inc	7.130%	12/15/17	$17,592
255,000		Waste Management, Inc	6.130	11/30/39	272,897

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			9,659,638

CONSUMER DURABLES & APPAREL - 0.0%
10,000		MDC Holdings, Inc	5.500	05/15/13	10,483
10,000		Toll Brothers Finance Corp	5.150	05/15/15	10,222
20,000		VF Corp	6.450	11/01/37	22,494
415,000		Whirlpool Corp	8.000	05/01/12	447,211
50,000		Xerox Corp	6.350	05/15/18	56,362

		TOTAL CONSUMER DURABLES & APPAREL			546,772

CONSUMER SERVICES - 0.1%
160,000		Marriott International, Inc	5.630	02/15/13	171,598
25,000		McDonald’s Corp	5.300	03/15/17	27,850
820,000		McDonald’s Corp	3.500	07/15/20	790,939
30,000		McDonald’s Corp	6.300	03/01/38	35,357
20,000		Princeton University	5.700	03/01/39	21,468
55,000		Walt Disney Co	6.380	03/01/12	58,574
510,000		Walt Disney Co	4.500	12/15/13	556,986
70,000		Walt Disney Co	5.630	09/15/16	80,628
200,000		Yale University	2.900	10/15/14	206,286
30,000		Yum! Brands, Inc	6.250	03/15/18	33,873
50,000		Yum! Brands, Inc	3.880	11/01/20	47,764

		TOTAL CONSUMER SERVICES			2,031,323

DIVERSIFIED FINANCIALS - 4.7%
150,000		ABN Amro Bank NV	4.650	06/04/18	140,241
20,000		Ahold Finance USA LLC	6.880	05/01/29	22,283
400,000		American Express Centurion Bank	5.550	10/17/12	427,847
100,000		American Express Co	6.150	08/28/17	112,721
190,000		American Express Co	7.000	03/19/18	221,307
255,000		American Express Co	8.130	05/20/19	317,274
44,000		American Express Co	8.150	03/19/38	59,598
850,000		American Express Credit Corp	2.750	09/15/15	836,133
295,000		Ameriprise Financial, Inc	5.300	03/15/20	310,357
100,000		Bank of Montreal	2.130	06/28/13	101,774
530,000		Bank of New York Mellon Corp	4.300	05/15/14	565,507
295,000		Bank of New York Mellon Corp	5.450	05/15/19	324,055
40,000		Bank of Nova Scotia	2.250	01/22/13	40,728
120,000		Bank of Nova Scotia	2.380	12/17/13	123,633
300,000		Bank of Nova Scotia	3.400	01/22/15	311,373
310,000		Barclays Bank plc	5.200	07/10/14	334,825
1,000,000		Barclays Bank plc	5.000	09/22/16	1,058,200
60,000	g	Barclays Bank plc	6.050	12/04/17	61,548
80,000		Bear Stearns Cos LLC	5.300	10/30/15	86,814
116,000		Bear Stearns Cos LLC	5.550	01/22/17	123,289
500,000		Berkshire Hathaway, Inc	2.130	02/11/13	510,662
50,000		Berkshire Hathaway, Inc	3.200	02/11/15	51,594
275,000		BlackRock, Inc	3.500	12/10/14	285,180
20,000		BlackRock, Inc	6.250	09/15/17	22,514
90,000		BlackRock, Inc	5.000	12/10/19	93,980

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$280,000		BNP Paribas	3.250%	03/11/15	$282,992
100,000		Canadian Imperial Bank of Commerce	1.450	09/13/13	99,672
250,000		Capital One Bank USA NA	6.500	06/13/13	273,740
60,000		Capital One Bank USA NA	8.800	07/15/19	73,802
370,000		Capital One Capital V	8.880	05/15/40	385,263
200,000		Capital One Financial Corp	7.380	05/23/14	227,586
50,000		Charles Schwab Corp	4.950	06/01/14	54,372
3,065,000		Citigroup Funding, Inc	2.000	03/30/12	3,115,041
3,065,000		Citigroup Funding, Inc	1.880	10/22/12	3,126,382
850,000		Citigroup Funding, Inc	2.250	12/10/12	874,321
20,000		CME Group, Inc	5.750	02/15/14	22,145
770,000		Credit Suisse	5.000	05/15/13	828,737
830,000		Credit Suisse	5.500	05/01/14	910,221
710,000		Credit Suisse	5.300	08/13/19	749,952
110,000		Credit Suisse	4.380	08/05/20	107,998
100,000		Credit Suisse AG.	5.400	01/14/20	102,127
90,000		Eaton Vance Corp	6.500	10/02/17	102,024
50,000		European Bank for Reconstruction & Development	3.630	06/17/13	52,837
50,000		European Bank for Reconstruction & Development	1.630	09/03/15	48,813
125,000		Franklin Resources, Inc	3.130	05/20/15	127,295
120,000		General Electric Capital Corp	3.000	12/09/11	122,885
1,705,000		General Electric Capital Corp	2.250	03/12/12	1,741,080
945,000		General Electric Capital Corp	2.200	06/08/12	966,157
1,025,000		General Electric Capital Corp	2.130	12/21/12	1,053,122
1,475,000		General Electric Capital Corp	2.630	12/28/12	1,529,848
1,635,000		General Electric Capital Corp	1.880	09/16/13	1,635,875
2,085,000		General Electric Capital Corp	5.500	06/04/14	2,276,820
105,000		General Electric Capital Corp	3.500	06/29/15	106,840
400,000		General Electric Capital Corp	2.250	11/09/15	384,542
330,000		General Electric Capital Corp	5.380	10/20/16	357,976
125,000		General Electric Capital Corp	5.630	09/15/17	137,063
180,000		General Electric Capital Corp	5.500	01/08/20	192,508
805,000		General Electric Capital Corp	4.380	09/16/20	792,246
425,000		General Electric Capital Corp	6.750	03/15/32	481,150
200,000		General Electric Capital Corp	5.880	01/14/38	207,610
527,000		General Electric Capital Corp	6.880	01/10/39	609,033
2,460,000		GMAC, Inc	2.200	12/19/12	2,530,181
340,000	i	Goldman Sachs Capital II	5.790	12/30/49	288,150
155,000		Goldman Sachs Group, Inc	6.600	01/15/12	163,907
115,000		Goldman Sachs Group, Inc	3.250	06/15/12	119,381
25,000		Goldman Sachs Group, Inc	3.630	08/01/12	25,800
510,000		Goldman Sachs Group, Inc	5.700	09/01/12	544,353
130,000		Goldman Sachs Group, Inc	3.700	08/01/15	132,459
875,000		Goldman Sachs Group, Inc	5.350	01/15/16	940,102
50,000		Goldman Sachs Group, Inc	5.950	01/18/18	54,244
60,000		Goldman Sachs Group, Inc	6.150	04/01/18	66,072
895,000		Goldman Sachs Group, Inc	7.500	02/15/19	1,043,561
1,955,000		Goldman Sachs Group, Inc	5.380	03/15/20	2,020,220
400,000		Goldman Sachs Group, Inc	6.000	06/15/20	432,266
65,000		Goldman Sachs Group, Inc	6.450	05/01/36	63,853
165,000		Goldman Sachs Group, Inc	6.750	10/01/37	168,695
55,000		HSBC Finance Corp	7.000	05/15/12	59,012

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$675,000		HSBC Finance Corp	6.380%	11/27/12	$731,811
80,000		HSBC Finance Corp	4.750	07/15/13	84,374
182,000	g	HSBC Finance Corp	6.680	01/15/21	183,871
30,000		International Finance Corp	3.000	04/22/14	31,645
70,000	g	International Lease Finance Corp	6.500	09/01/14	74,200
380,000		Jefferies Group, Inc	3.880	11/09/15	373,504
25,000		Jefferies Group, Inc	8.500	07/15/19	28,585
635,000		Kreditanstalt fuer Wiederaufbau	3.500	05/16/13	670,688
3,000,000		Kreditanstalt fuer Wiederaufbau	1.250	10/26/15	2,867,822
100,000		Kreditanstalt fuer Wiederaufbau	4.880	01/17/17	111,621
260,000		Landwirtschaftliche Rentenbank	5.250	07/02/12	277,291
125,000		Landwirtschaftliche Rentenbank	4.130	07/15/13	133,834
1,025,000		Landwirtschaftliche Rentenbank	5.130	02/01/17	1,151,725
53,000		Lazard Group LLC	7.130	05/15/15	57,070
85,000	n	Lehman Brothers Holdings Capital Trust V	5.860	12/30/49	9
400,000		Merrill Lynch & Co, Inc	6.050	05/16/16	412,124
360,000		Merrill Lynch & Co, Inc	6.400	08/28/17	380,618
1,050,000		Merrill Lynch & Co, Inc	6.880	04/25/18	1,149,075
100,000		Morgan Stanley	3.250	12/01/11	102,602
213,000		Morgan Stanley	5.630	01/09/12	222,403
300,000		Morgan Stanley	6.600	04/01/12	319,640
150,000		Morgan Stanley	4.750	04/01/14	153,604
1,100,000		Morgan Stanley	6.000	05/13/14	1,188,527
220,000		Morgan Stanley	6.000	04/28/15	238,261
970,000		Morgan Stanley	5.450	01/09/17	1,005,906
150,000		Morgan Stanley	5.550	04/27/17	156,270
245,000		Morgan Stanley	5.950	12/28/17	259,220
796,000		Morgan Stanley	7.300	05/13/19	896,008
590,000		Morgan Stanley	5.500	01/26/20	594,735
320,000		NASDAQ OMX Group, Inc	4.000	01/15/15	325,706
220,000		NASDAQ OMX Group, Inc	5.550	01/15/20	222,282
55,000		National Rural Utilities Cooperative Finance Corp	7.250	03/01/12	58,960
445,000		National Rural Utilities Cooperative Finance Corp	5.500	07/01/13	487,237
150,000		National Rural Utilities Cooperative Finance Corp	3.880	09/16/15	157,512
285,000		National Rural Utilities Cooperative Finance Corp	10.380	11/01/18	393,136
105,000		Nomura Holdings, Inc	5.000	03/04/15	109,472
30,000		Nomura Holdings, Inc	6.700	03/04/20	32,109
40,000		NYSE Euronext	4.800	06/28/13	42,934
150,000		Oesterreichische Kontrollbank AG.	3.630	06/17/13	158,438
15,000		PACCAR Financial Corp	2.050	06/17/13	15,267
590,000		Rabobank Nederland NV	2.130	10/13/15	570,591
200,000		Royal Bank of Canada	2.100	07/29/13	203,949
100,000		Royal Bank of Canada	1.130	01/15/14	98,616
35,000		Royal Bank of Canada	2.630	12/15/15	35,071
50,000		Royal Bank of Scotland plc	4.880	03/16/15	51,146
500,000		Royal Bank of Scotland plc	3.950	09/21/15	491,516
100,000		Royal Bank of Scotland plc	5.630	08/24/20	99,420
80,000		SLM Corp	5.380	01/15/13	81,597
25,000		SLM Corp	5.050	11/14/14	23,892
680,000		SLM Corp	8.450	06/15/18	706,766
790,000		State Street Corp	2.150	04/30/12	806,501
150,000		State Street Corp	4.300	05/30/14	160,485

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$92,000	Telefonica Europe BV	8.250%	09/15/30	$106,888
100,000	Textron, Inc	5.600	12/01/17	105,017
50,000	Toyota Motor Credit Corp	1.380	08/12/13	50,205
250,000	Toyota Motor Credit Corp	3.200	06/17/15	258,235
80,000	UBS AG.	5.750	04/25/18	86,938
1,125,000	UBS AG.	4.880	08/04/20	1,144,508
30,000	Unilever Capital Corp	5.900	11/15/32	33,559

	TOTAL DIVERSIFIED FINANCIALS			60,330,764

ENERGY - 1.9%
650,000	Anadarko Petroleum Corp	5.950	09/15/16	698,288
100,000	Anadarko Petroleum Corp	6.380	09/15/17	108,931
165,000	Anadarko Petroleum Corp	8.700	03/15/19	201,499
325,000	Anadarko Petroleum Corp	6.200	03/15/40	317,259
133,000	Apache Corp	6.000	01/15/37	146,261
680,000	Apache Corp	5.100	09/01/40	660,713
215,000	Baker Hughes, Inc	5.130	09/15/40	210,008
50,000	BJ Services Co	5.750	06/01/11	51,069
140,000	BP Capital Markets plc	3.130	03/10/12	143,156
945,000	BP Capital Markets plc	3.880	03/10/15	974,757
590,000	BP Capital Markets plc	3.130	10/01/15	589,595
375,000	Burlington Resources Finance Co	7.200	08/15/31	445,212
75,000	Canadian Natural Resources Ltd	5.900	02/01/18	85,418
45,000	Cenovus Energy, Inc	4.500	09/15/14	48,220
50,000	Cenovus Energy, Inc	5.700	10/15/19	56,700
608,000	Chevron Corp	3.450	03/03/12	627,375
1,005,000	ConocoPhillips	4.600	01/15/15	1,095,391
585,000	ConocoPhillips	6.500	02/01/39	695,625
300,000	Devon Energy Corp	7.950	04/15/32	398,340
295,000	Enbridge Energy Partners LP	5.200	03/15/20	309,189
20,000	EnCana Corp	6.500	05/15/19	23,705
115,000	EnCana Corp	6.630	08/15/37	125,770
110,000	Enterprise Products Operating LLC	4.600	08/01/12	115,449
40,000	Enterprise Products Operating LLC	5.600	10/15/14	44,172
145,000	Enterprise Products Operating LLC	5.000	03/01/15	156,356
235,000	Enterprise Products Operating LLC	6.300	09/15/17	265,170
130,000	Enterprise Products Operating LLC	6.500	01/31/19	147,609
480,000	Enterprise Products Operating LLC	6.130	10/15/39	499,588
100,000	EOG Resources, Inc	2.500	02/01/16	97,750
440,000	EOG Resources, Inc	4.100	02/01/21	432,750
50,000	EQT Corp	6.500	04/01/18	54,179
200,000	Halliburton Co	6.150	09/15/19	229,710
275,000	Hess Corp	8.130	02/15/19	347,427
140,000	Hess Corp	6.000	01/15/40	146,743
540,000	Hess Corp	5.600	02/15/41	536,076
30,000	Husky Energy, Inc	6.250	06/15/12	32,101
30,000	Husky Energy, Inc	7.250	12/15/19	35,622
130,000	Husky Energy, Inc	6.800	09/15/37	143,537
25,000	Magellan Midstream Partners LP	4.250	02/01/21	24,105
165,000	Marathon Oil Corp	6.500	02/15/14	185,744
155,000	Marathon Oil Corp	6.600	10/01/37	177,047
74,000	Nabors Industries, Inc	9.250	01/15/19	91,700

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$285,000	Nexen, Inc	6.400%	05/15/37	$276,131
205,000	Nexen, Inc	7.500	07/30/39	222,936
50,000	Noble Energy, Inc	8.250	03/01/19	62,479
25,000	NuStar Logistics LP	4.800	09/01/20	24,246
250,000	Occidental Petroleum Corp	2.500	02/01/16	249,294
185,000	Pemex Project Funding Master Trust	5.750	03/01/18	197,800
580,000	Pemex Project Funding Master Trust	6.630	06/15/35	590,147
125,000	Pemex Project Funding Master Trust	6.630	06/15/38	126,966
47,000	Petrobras International Finance Co	6.130	10/06/16	51,701
625,000	Petrobras International Finance Co	7.880	03/15/19	738,856
100,000	Petrobras International Finance Co	5.750	01/20/20	103,757
375,000	Petrobras International Finance Co	6.880	01/20/40	393,901
75,000	Petro-Canada	6.800	05/15/38	85,433
505,000	Petroleos Mexicanos	4.880	03/15/15	531,513
80,000	Petroleos Mexicanos	8.000	05/03/19	96,400
475,000	Petroleos Mexicanos	6.000	03/05/20	503,500
375,000	Petroleos Mexicanos	5.500	01/21/21	379,688
606,000	Plains All American Pipeline LP	5.750	01/15/20	645,474
320,000	SEACOR Holdings, Inc	7.380	10/01/19	331,923
50,000	Shell International Finance BV	4.950	03/22/12	52,521
340,000	Shell International Finance BV	3.100	06/28/15	349,163
705,000	Shell International Finance BV	4.300	09/22/19	735,001
80,000	Shell International Finance BV	4.380	03/25/20	83,909
171,000	Shell International Finance BV	6.380	12/15/38	202,674
210,000	Statoil ASA	2.900	10/15/14	217,143
50,000	Statoil ASA	3.130	08/17/17	49,512
50,000	Statoil ASA	5.250	04/15/19	55,695
350,000	Suncor Energy, Inc	6.100	06/01/18	402,424
25,000	Sunoco, Inc	5.750	01/15/17	26,105
25,000	Talisman Energy, Inc	7.750	06/01/19	30,864
70,000	TransCanada Pipelines Ltd	4.000	06/15/13	74,193
985,000	TransCanada Pipelines Ltd	7.690	06/30/16	1,184,478
340,000	TransCanada Pipelines Ltd	5.850	03/15/36	356,041
69,000	TransCanada Pipelines Ltd	7.630	01/15/39	89,222
93,000	Transocean, Inc	6.000	03/15/18	97,677
165,000	Vale Overseas Ltd	6.250	01/23/17	183,992
145,000	Vale Overseas Ltd	4.630	09/15/20	143,562
314,000	Vale Overseas Ltd	6.880	11/21/36	345,394
295,000	Vale Overseas Ltd	6.880	11/10/39	325,954
25,000	Valero Energy Corp	6.880	04/15/12	26,605
260,000	Valero Energy Corp	4.500	02/01/15	270,412
680,000	Valero Energy Corp	6.130	02/01/20	722,205
30,000	Valero Energy Corp	7.500	04/15/32	31,677
440,000	Weatherford Bermuda Holdings Ltd	5.130	09/15/20	437,815
260,000	Weatherford Bermuda Holdings Ltd	6.750	09/15/40	273,072
50,000	Weatherford International Ltd	9.630	03/01/19	64,159
210,000	XTO Energy, Inc	6.250	04/15/13	233,943
340,000	XTO Energy, Inc	4.630	06/15/13	369,165
100,000	XTO Energy, Inc	5.650	04/01/16	115,696

	TOTAL ENERGY			24,937,734

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

FOOD & STAPLES RETAILING - 0.2%
$250,000		CVS Caremark Corp	3.250%	05/18/15	$254,073
225,000		CVS Caremark Corp	5.750	06/01/17	250,346
75,000		CVS Caremark Corp	6.600	03/15/19	87,815
185,000		CVS Caremark Corp	4.750	05/18/20	192,077
95,000		Delhaize Group S.A.	5.880	02/01/14	104,838
105,000		Delhaize Group S.A.	6.500	06/15/17	119,036
35,000	g	Delhaize Group S.A.	5.700	10/01/40	33,316
165,000		Kroger Co	6.200	06/15/12	176,972
85,000		Kroger Co	5.000	04/15/13	91,575
300,000		Kroger Co	6.400	08/15/17	344,448
55,000		Kroger Co	6.800	12/15/18	64,064
45,000		Kroger Co	6.150	01/15/20	50,992
39,000		Safeway, Inc	6.350	08/15/17	43,551
25,000		Safeway, Inc	5.000	08/15/19	25,717
240,000		Safeway, Inc	3.950	08/15/20	227,268
50,000		Starbucks Corp	6.250	08/15/17	55,891
50,000		SYSCO Corp	5.250	02/12/18	55,098
50,000		Walgreen Co	4.880	08/01/13	54,612

		TOTAL FOOD & STAPLES RETAILING			2,231,689

FOOD BEVERAGE & TOBACCO - 0.9%
50,000		Altria Group, Inc	4.130	09/11/15	52,279
680,000		Altria Group, Inc	9.250	08/06/19	887,428
155,000		Altria Group, Inc	10.200	02/06/39	224,019
316,000		Anheuser-Busch Cos, Inc	5.500	01/15/18	346,939
500,000		Anheuser-Busch InBev Worldwide, Inc	5.380	01/15/20	541,793
190,000		Anheuser-Busch InBev Worldwide, Inc	5.000	04/15/20	200,817
85,000		Anheuser-Busch InBev Worldwide, Inc	6.380	01/15/40	97,352
100,000		Archer-Daniels-Midland Co	5.450	03/15/18	111,264
40,000		Archer-Daniels-Midland Co	5.940	10/01/32	42,982
520,000		Bottling Group LLC	6.950	03/15/14	602,582
50,000		Bottling Group LLC	5.130	01/15/19	54,545
100,000		Bunge Ltd	8.500	06/15/19	117,253
25,000		Campbell Soup Company	3.050	07/15/17	25,115
325,000		Coca-Cola Co	1.500	11/15/15	311,949
260,000		Coca-Cola Co	3.150	11/15/20	243,955
235,000		Coca-Cola Enterprises, Inc	4.250	03/01/15	253,238
175,000		ConAgra Foods, Inc	7.000	04/15/19	202,055
350,000		Diageo Capital plc	5.500	09/30/16	392,627
175,000		Diageo Capital plc	5.750	10/23/17	198,487
145,000		Dr Pepper Snapple Group, Inc	2.350	12/21/12	148,383
190,000		Dr Pepper Snapple Group, Inc	6.120	05/01/13	209,519
110,000		Dr Pepper Snapple Group, Inc	7.450	05/01/38	137,023
30,000		Fortune Brands, Inc	5.380	01/15/16	31,024
235,000		General Mills, Inc	5.250	08/15/13	258,303
125,000		General Mills, Inc	5.200	03/17/15	137,996
110,000		General Mills, Inc	5.650	02/15/19	122,458
50,000		HJ Heinz Co	5.350	07/15/13	54,821
225,000		Kellogg Co	5.130	12/03/12	241,141
200,000		Kellogg Co	4.000	12/15/20	197,251
20,000		Kraft Foods, Inc	6.250	06/01/12	21,395
103,000		Kraft Foods, Inc	6.500	08/11/17	119,899

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$250,000	Kraft Foods, Inc	6.130%	02/01/18	$285,574
950,000	Kraft Foods, Inc	5.380	02/10/20	1,022,455
495,000	Kraft Foods, Inc	6.500	02/09/40	554,710
20,000	Lorillard Tobacco Co	6.880	05/01/20	20,657
385,000	Mead Johnson Nutrition Co	4.900	11/01/19	406,122
185,000	Mead Johnson Nutrition Co	5.900	11/01/39	191,525
85,000	PepsiAmericas, Inc	5.750	07/31/12	91,473
45,000	PepsiAmericas, Inc	4.380	02/15/14	48,669
245,000	PepsiCo, Inc	0.880	10/25/13	242,198
40,000	PepsiCo, Inc	7.900	11/01/18	51,465
100,000	PepsiCo, Inc	4.500	01/15/20	104,909
250,000	PepsiCo, Inc	3.130	11/01/20	234,958
210,000	PepsiCo, Inc	4.880	11/01/40	203,772
285,000	Philip Morris International, Inc	4.880	05/16/13	308,527
617,000	Philip Morris International, Inc	6.880	03/17/14	710,977
140,000	Philip Morris International, Inc	6.380	05/16/38	162,496
50,000	Reynolds American, Inc	6.750	06/15/17	55,886
65,000	Reynolds American, Inc	7.250	06/15/37	67,583
25,000	Sara Lee Corp	3.880	06/15/13	26,152
45,000	Tyson Foods, Inc	8.250	10/01/11	47,025
40,000	UST, Inc	6.630	07/15/12	42,914

	TOTAL FOOD BEVERAGE & TOBACCO			11,465,939

HEALTH CARE EQUIPMENT & SERVICES - 0.2%
165,000	Agilent Technologies, Inc	2.500	07/15/13	166,934
50,000	Allergan, Inc	3.380	09/15/20	47,161
120,000	Baxter International, Inc	4.500	08/15/19	125,844
16,000	Baxter International, Inc	6.250	12/01/37	18,392
25,000	Becton Dickinson & Co	5.000	05/15/19	27,130
25,000	Covidien International	5.450	10/15/12	26,947
100,000	Covidien International Finance S.A.	6.550	10/15/37	118,716
25,000	Express Scripts	6.250	06/15/14	27,949
320,000	McKesson Corp	6.500	02/15/14	359,513
25,000	McKesson Corp	5.700	03/01/17	27,767
50,000	Medco Health Solutions, Inc	7.130	03/15/18	58,675
205,000	Medtronic, Inc	4.750	09/15/15	226,921
50,000	Medtronic, Inc	5.600	03/15/19	56,169
355,000	Medtronic, Inc	4.450	03/15/20	368,553
385,000	Quest Diagnostics, Inc	6.400	07/01/17	421,677
20,000	St. Jude Medical, Inc	3.750	07/15/14	21,138
150,000	St. Jude Medical, Inc	2.500	01/15/16	148,067
250,000	Stryker Corp	3.000	01/15/15	255,432
240,000	Stryker Corp	4.380	01/15/20	247,678
190,000	Thermo Fisher Scientific, Inc	2.150	12/28/12	193,267
185,000	Thermo Fisher Scientific, Inc	3.200	05/01/15	189,270
165,000	Thermo Fisher Scientific, Inc	5.000	06/01/15	180,079
155,000	Thermo Fisher Scientific, Inc	4.700	05/01/20	162,100

	TOTAL HEALTH CARE EQUIPMENT & SERVICES			3,475,379

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
110,000	Clorox Co	5.450	10/15/12	117,976
60,000	Colgate-Palmolive Co	6.450	06/16/28	67,828

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$25,000	Procter & Gamble Co	3.500%	02/15/15	$26,248
1,025,000	Procter & Gamble Co	4.700	02/15/19	1,109,545
325,000	Procter & Gamble Co	5.550	03/05/37	353,913

	TOTAL HOUSEHOLD & PERSONAL PRODUCTS			1,675,510

INSURANCE - 1.0%
285,000	ACE INA Holdings, Inc	5.880	06/15/14	319,553
100,000	ACE INA Holdings, Inc	2.600	11/23/15	98,446
25,000	ACE INA Holdings, Inc	5.800	03/15/18	27,629
200,000	Aetna, Inc	6.500	09/15/18	230,368
140,000	Aetna, Inc	6.630	06/15/36	153,885
30,000	Aflac, Inc	3.450	08/15/15	30,478
300,000	Aflac, Inc	8.500	05/15/19	370,948
125,000	Aflac, Inc	6.900	12/17/39	134,249
400,000	Allstate Corp	7.450	05/16/19	485,460
75,000	Allstate Corp	5.550	05/09/35	75,826
200,000	Allstate Life Global Funding Trusts	5.380	04/30/13	217,792
450,000	American Financial Group, Inc	9.880	06/15/19	538,758
151,000	American International Group, Inc	4.250	05/15/13	156,262
600,000	American International Group, Inc	3.650	01/15/14	610,246
250,000	American International Group, Inc	8.250	08/15/18	288,017
300,000	American International Group, Inc	6.400	12/15/20	314,763
50,000	AON Corp	5.000	09/30/20	50,465
100,000	AON Corp	8.210	01/01/27	107,502
20,000	AXA S.A.	8.600	12/15/30	22,411
50,000	Axis Specialty Finance	5.880	06/01/20	49,922
333,000	Berkshire Hathaway Finance Corp	4.850	01/15/15	364,168
300,000	Berkshire Hathaway Finance Corp	2.450	12/15/15	298,159
40,000	Chubb Corp	5.750	05/15/18	44,443
250,000	Chubb Corp	6.000	05/11/37	270,933
140,000	CIGNA Corp	5.130	06/15/20	145,118
40,000	CNA Financial Corp	6.500	08/15/16	42,836
35,000	Genworth Financial, Inc	4.950	10/01/15	34,197
260,000	Genworth Financial, Inc	7.200	02/15/21	266,141
375,000	Hartford Financial Services Group, Inc	4.000	03/30/15	376,019
130,000	Hartford Financial Services Group, Inc	6.630	03/30/40	132,098
100,000	Humana, Inc	6.450	06/01/16	109,390
30,000	Lincoln National Corp	6.150	04/07/36	29,618
300,000	Lincoln National Corp	7.000	06/15/40	326,242
100,000	Marsh & McLennan Cos, Inc	5.380	07/15/14	106,380
25,000	Marsh & McLennan Cos, Inc	9.250	04/15/19	31,543
32,000	Metlife, Inc	5.380	12/15/12	34,266
80,000	Metlife, Inc	5.000	06/15/15	86,640
575,000	Metlife, Inc	6.750	06/01/16	666,979
50,000	Metlife, Inc	4.750	02/08/21	51,051
50,000	Metlife, Inc	6.380	06/15/34	54,582
205,000	Metlife, Inc	5.700	06/15/35	209,255
130,000	Metlife, Inc	5.880	02/06/41	137,063
20,000	Nationwide Financial Services	6.750	05/15/37	18,425
100,000	PartnerRe Ltd	5.500	06/01/20	100,702
30,000	Principal Financial Group, Inc	8.880	05/15/19	37,742
120,000	Progressive Corp	6.250	12/01/32	129,976

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$295,000		Prudential Financial, Inc	5.100%	09/20/14	$316,879
200,000		Prudential Financial, Inc	4.750	09/17/15	211,597
60,000		Prudential Financial, Inc	6.100	06/15/17	66,294
320,000		Prudential Financial, Inc	7.380	06/15/19	377,292
250,000		Prudential Financial, Inc	6.200	11/15/40	264,463
20,000		Transatlantic Holdings, Inc	8.000	11/30/39	20,475
310,000		Travelers Cos, Inc	5.800	05/15/18	347,276
130,000		Travelers Cos, Inc	5.900	06/02/19	146,449
100,000		Travelers Cos, Inc	5.350	11/01/40	98,526
100,000		UnitedHealth Group, Inc	5.380	03/15/16	110,123
324,000		UnitedHealth Group, Inc	6.000	02/15/18	367,787
65,000		UnitedHealth Group, Inc	6.630	11/15/37	72,920
150,000		UnitedHealth Group, Inc	6.880	02/15/38	174,632
100,000		Unitrin, Inc	6.000	11/30/15	101,135
110,000		Unum Group	5.630	09/15/20	110,414
400,000		WellPoint, Inc	5.880	06/15/17	447,120
220,000		WellPoint, Inc	5.850	01/15/36	227,051
312,000		Willis North America, Inc	6.200	03/28/17	320,597
165,000		WR Berkley Corp	5.380	09/15/20	161,034
154,000		XL Capital Finance Europe plc	6.500	01/15/12	159,069
150,000		XL Capital Ltd	6.380	11/15/24	151,015

		TOTAL INSURANCE			12,639,094

MATERIALS - 0.8%
40,000		3M Co	4.650	12/15/12	43,018
100,000		3M Co	4.380	08/15/13	108,792
90,000		3M Co	5.700	03/15/37	98,411
100,000		Agrium, Inc	6.750	01/15/19	114,272
340,000		Air Products & Chemicals, Inc	4.150	02/01/13	357,172
80,000		Airgas, Inc	4.500	09/15/14	83,793
200,000		Alcoa, Inc	5.550	02/01/17	207,719
360,000		Alcoa, Inc	6.150	08/15/20	369,684
50,000		Alcoa, Inc	5.870	02/23/22	49,674
100,000		AngloGold Ashanti Holdings plc	5.380	04/15/20	104,000
120,000		ArcelorMittal	3.750	08/05/15	120,999
140,000		ArcelorMittal	9.850	06/01/19	176,935
320,000		ArcelorMittal	7.000	10/15/39	332,091
57,000		ArcelorMittal USA, Inc	6.500	04/15/14	62,113
180,000		Barrick Australian Finance Pty Ltd	5.950	10/15/39	190,596
50,000		Barrick Gold Corp	6.950	04/01/19	61,354
10,000		Bemis Co, Inc	5.650	08/01/14	10,948
20,000		Celulosa Arauco y Constitucion S.A.	5.630	04/20/15	21,244
100,000	g	Celulosa Arauco y Constitucion S.A.	5.000	01/21/21	98,271
50,000		Cliffs Natural Resources, Inc	4.800	10/01/20	48,855
25,000		Clorox Co	5.000	01/15/15	27,099
340,000		Clorox Co	3.550	11/01/15	349,864
100,000		Commercial Metals Co	6.500	07/15/17	100,513
25,000		Corning, Inc	4.250	08/15/20	24,688
80,000		Dow Chemical Co	5.900	02/15/15	88,576
591,000		Dow Chemical Co	8.550	05/15/19	740,670
500,000		Dow Chemical Co	4.250	11/15/20	478,949
165,000		Eastman Chemical Co	5.500	11/15/19	173,609

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$300,000		EI Du Pont de Nemours & Co	4.130%	03/06/13	$318,218
90,000		EI Du Pont de Nemours & Co	5.250	12/15/16	100,666
820,000		EI Du Pont de Nemours & Co	4.630	01/15/20	863,580
50,000		Freeport-McMoRan Copper & Gold, Inc	8.250	04/01/15	52,688
295,000		Freeport-McMoRan Copper & Gold, Inc	8.380	04/01/17	326,344
100,000		Hubbell, Inc	3.630	11/15/22	92,808
44,000		International Paper Co	9.380	05/15/19	56,597
30,000		International Paper Co	7.500	08/15/21	35,435
270,000		International Paper Co	7.300	11/15/39	307,649
30,000		Kimberly-Clark Corp	6.250	07/15/18	35,436
25,000		Kimberly-Clark Corp	3.630	08/01/20	24,553
100,000		Lafarge S.A.	6.500	07/15/16	106,515
92,000		Lubrizol Corp	8.880	02/01/19	115,778
98,000		Newmont Mining Corp	5.880	04/01/35	102,475
135,000		Newmont Mining Corp	6.250	10/01/39	146,786
100,000		Nucor Corp	5.750	12/01/17	112,683
30,000		Nucor Corp	5.850	06/01/18	33,845
100,000		Nucor Corp	4.130	09/15/22	97,324
50,000		Owens Corning	9.000	06/15/19	58,660
50,000		Packaging Corp of America	5.750	08/01/13	53,620
100,000		Plum Creek Timberlands LP	4.700	03/15/21	95,170
350,000		Potash Corp of Saskatchewan, Inc	4.880	03/30/20	365,647
50,000		PPG Industries, Inc	6.650	03/15/18	57,507
150,000		PPG Industries, Inc	3.600	11/15/20	139,680
405,000		Praxair, Inc	5.250	11/15/14	451,573
40,000		Praxair, Inc	3.250	09/15/15	41,240
400,000		Rio Tinto Finance USA Ltd	6.500	07/15/18	466,338
570,000		Rio Tinto Finance USA Ltd	3.500	11/02/20	541,083
200,000		Rohm and Haas Co	6.000	09/15/17	218,888
180,000		Southern Copper Corp	6.750	04/16/40	186,389
50,000		Teck Resources Ltd	3.850	08/15/17	50,719
250,000		Teck Resources Ltd	4.500	01/15/21	254,178
10,000		Vulcan Materials Co	7.000	06/15/18	10,481
140,000	g	Xstrata Finance Canada Ltd	5.800	11/15/16	153,571

		TOTAL MATERIALS			10,718,033

MEDIA - 0.7%
50,000		CBS Corp	5.750	04/15/20	53,133
295,000		CBS Corp	4.300	02/15/21	280,111
20,000		Comcast Cable Communications Holdings, Inc	8.380	03/15/13	22,758
150,000		Comcast Cable Communications LLC	8.880	05/01/17	187,405
125,000		Comcast Corp	5.300	01/15/14	136,171
495,000		Comcast Corp	5.150	03/01/20	519,920
129,000		Comcast Corp	7.050	03/15/33	147,368
345,000		Comcast Corp	5.650	06/15/35	335,156
100,000		Comcast Corp	6.950	08/15/37	113,107
280,000		Comcast Corp	6.400	03/01/40	300,122
35,000		COX Communications, Inc	5.450	12/15/14	38,531
50,000		DIRECTV Holdings LLC	4.750	10/01/14	53,288
185,000		DIRECTV Holdings LLC	5.200	03/15/20	191,786
645,000		DIRECTV Holdings LLC	6.000	08/15/40	647,534
200,000		Grupo Televisa S.A.	6.630	03/18/25	224,041

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$348,000		Historic TW, Inc	6.630%	05/15/29	$384,277
35,000	g	NBC Universal, Inc	3.650	04/30/15	35,899
435,000	g	NBC Universal, Inc	5.150	04/30/20	450,931
220,000	g	NBC Universal, Inc	4.380	04/01/21	213,534
95,000	g	NBC Universal, Inc	6.400	04/30/40	100,887
100,000		Omnicom Group, Inc	5.900	04/15/16	111,448
100,000		Omnicom Group, Inc	4.450	08/15/20	97,853
410,000		Time Warner Cable, Inc	6.200	07/01/13	455,359
250,000		Time Warner Cable, Inc	7.500	04/01/14	286,702
70,000		Time Warner Cable, Inc	6.750	07/01/18	81,598
510,000		Time Warner Cable, Inc	8.750	02/14/19	648,958
1,000,000		Time Warner Cable, Inc	8.250	04/01/19	1,242,172
75,000		Time Warner Cable, Inc	6.750	06/15/39	82,836
140,000		Time Warner Cable, Inc	5.880	11/15/40	138,510
490,000		Time Warner, Inc	3.150	07/15/15	497,849
128,000		Time Warner, Inc	5.880	11/15/16	144,476
285,000		Time Warner, Inc	6.500	11/15/36	311,489
200,000		Time Warner, Inc	6.100	07/15/40	209,857
406,000		Viacom, Inc	4.380	09/15/14	432,236
200,000		Viacom, Inc	6.880	04/30/36	229,470
100,000		WPP Finance UK	5.880	06/15/14	108,043

		TOTAL MEDIA			9,514,815

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.8%
30,000		Abbott Laboratories	5.600	05/15/11	30,591
50,000		Abbott Laboratories	2.700	05/27/15	50,977
730,000		Abbott Laboratories	4.130	05/27/20	742,213
39,000		Abbott Laboratories	6.000	04/01/39	44,028
345,000		Abbott Laboratories	5.300	05/27/40	354,365
300,000		Amgen, Inc	5.850	06/01/17	342,450
75,000		Amgen, Inc	4.500	03/15/20	77,857
150,000		Amgen, Inc	3.450	10/01/20	142,926
100,000		Amgen, Inc	6.400	02/01/39	115,162
150,000		Amgen, Inc	4.950	10/01/41	141,197
350,000		AstraZeneca plc	5.900	09/15/17	405,311
300,000		AstraZeneca plc	6.450	09/15/37	356,162
100,000		Biogen Idec, Inc	6.880	03/01/18	112,736
300,000		Bristol-Myers Squibb Co	5.450	05/01/18	340,040
3,000		Bristol-Myers Squibb Co	6.130	05/01/38	3,465
445,000		Eli Lilly & Co	3.550	03/06/12	459,126
75,000		Eli Lilly & Co	5.200	03/15/17	83,133
25,000		Genentech, Inc	4.750	07/15/15	27,527
25,000		Genzyme Corp	3.630	06/15/15	25,666
100,000		GlaxoSmithKline Capital, Inc	4.380	04/15/14	107,821
595,000		GlaxoSmithKline Capital, Inc	5.650	05/15/18	680,340
100,000		GlaxoSmithKline Capital, Inc	5.380	04/15/34	103,575
43,000		GlaxoSmithKline Capital, Inc	6.380	05/15/38	50,822
370,000		Johnson & Johnson	3.800	05/15/13	393,089
75,000		Johnson & Johnson	5.850	07/15/38	86,328
180,000		Johnson & Johnson	4.500	09/01/40	170,405
185,000		Life Technologies Corp	3.380	03/01/13	189,190
115,000		Life Technologies Corp	3.500	01/15/16	114,649

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$575,000		Merck & Co, Inc	6.000%	09/15/17	$671,938
50,000		Merck & Co, Inc	6.500	12/01/33	59,765
300,000		Novartis Capital Corp	4.130	02/10/14	320,158
445,000		Novartis Capital Corp	2.900	04/24/15	457,141
190,000		Novartis Capital Corp	4.400	04/24/20	199,264
230,000		Pfizer, Inc	5.350	03/15/15	258,557
610,000		Pfizer, Inc	6.200	03/15/19	714,529
240,000		Schering-Plough Corp	6.550	09/15/37	292,395
450,000		Teva Pharmaceutical Finance LLC	3.000	06/15/15	457,865
25,000		Watson Pharmaceuticals, Inc	5.000	08/15/14	26,867
500,000		Wyeth	5.500	02/15/16	565,636
400,000		Wyeth	6.450	02/01/24	471,203
170,000		Wyeth	5.950	04/01/37	188,127

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			10,434,596

REAL ESTATE - 0.3%
165,000		AMB Property LP	4.500	08/15/17	164,992
115,000	g	BioMed Realty LP	6.130	04/15/20	121,425
25,000		Boston Properties LP	5.000	06/01/15	26,810
80,000		Boston Properties LP	5.880	10/15/19	86,756
25,000		Boston Properties LP	4.130	05/15/21	23,701
165,000		Boston Properties LP	2.880	02/15/37	167,475
115,000		Brandywine Operating Partnership LP	7.500	05/15/15	125,703
115,000		Brandywine Operating Partnership LP	5.700	05/01/17	114,710
40,000		Developers Diversified Realty Corp	7.500	04/01/17	44,684
155,000	g	Digital Realty Trust LP	4.500	07/15/15	155,955
75,000		Duke Realty LP	5.950	02/15/17	78,111
15,000		EOP Operating LP	7.000	07/15/11	15,450
35,000		ERP Operating LP	5.250	09/15/14	38,170
10,000		Federal Realty Investment Trust	5.650	06/01/16	10,754
5,000		Federal Realty Investment Trust	5.900	04/01/20	5,303
130,000		HCP, Inc	6.000	01/30/17	135,964
200,000		Health Care REIT, Inc	4.700	09/15/17	199,260
40,000		Health Care REIT, Inc	6.130	04/15/20	42,107
125,000		Highwoods Properties, Inc	5.850	03/15/17	128,688
50,000		Hospitality Properties Trust	5.130	02/15/15	50,713
50,000		HRPT Properties Trust	5.880	09/15/20	48,121
35,000		Kilroy Realty Corp	5.000	11/03/15	34,746
45,000		Kimco Realty Corp	5.700	05/01/17	48,332
220,000		Liberty Property LP	4.750	10/01/20	217,700
125,000		Mack-Cali Realty Corp	7.750	08/15/19	145,469
75,000		National Retail Properties, Inc	6.880	10/15/17	80,802
20,000		Nationwide Health Properties, Inc	6.250	02/01/13	21,452
105,000		ProLogis	7.630	08/15/14	118,400
34,000		ProLogis	6.630	05/15/18	36,101
40,000		Realty Income Corp	5.950	09/15/16	43,896
75,000		Realty Income Corp	5.750	01/15/21	77,545
175,000		Regency Centers LP	5.250	08/01/15	182,606
10,000		Regency Centers LP	5.880	06/15/17	10,663
88,000		Simon Property Group LP	5.100	06/15/15	95,515
45,000		Simon Property Group LP	5.250	12/01/16	48,547
240,000		Simon Property Group LP	10.350	04/01/19	328,127

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$290,000		Simon Property Group LP	4.380%	03/01/21	$286,587
100,000	g,i	USB Realty Corp	6.090	12/30/49	75,375
55,000		Ventas Realty LP	3.130	11/30/15	52,992
195,000		Washington Real Estate Investment Trust	4.950	10/01/20	185,323

		TOTAL REAL ESTATE			3,875,030

RETAILING - 0.5%
120,000		Advance Auto Parts, Inc	5.750	05/01/20	125,357
50,000		AutoZone, Inc	6.500	01/15/14	55,527
100,000		AutoZone, Inc	4.000	11/15/20	94,447
100,000		Costco Wholesale Corp	5.300	03/15/12	105,204
120,000		Costco Wholesale Corp	5.500	03/15/17	136,720
155,000		Home Depot, Inc	5.250	12/16/13	170,120
100,000		Home Depot, Inc	5.400	03/01/16	112,061
100,000		Home Depot, Inc	3.950	09/15/20	97,477
360,000		Home Depot, Inc	5.880	12/16/36	374,453
25,000		Kohl’s	6.250	12/15/17	28,844
200,000		Lowe’s Cos, Inc	2.130	04/15/16	195,591
200,000		Lowe’s Cos, Inc	3.750	04/15/21	193,362
175,000		Lowe’s Cos, Inc	5.500	10/15/35	176,404
250,000		Martin Marietta Materials, Inc	6.600	04/15/18	268,785
30,000		Nordstrom, Inc	4.750	05/01/20	30,450
100,000		Nordstrom, Inc	7.000	01/15/38	113,291
338,000		Staples, Inc	9.750	01/15/14	409,605
950,000		Target Corp	3.880	07/15/20	945,873
60,000		Target Corp	7.000	07/15/31	71,731
105,000		TJX Cos, Inc	6.950	04/15/19	127,539
100,000		Wal-Mart Stores, Inc	4.500	07/01/15	108,990
200,000		Wal-Mart Stores, Inc	1.500	10/25/15	191,570
300,000		Wal-Mart Stores, Inc	3.630	07/08/20	291,955
1,300,000		Wal-Mart Stores, Inc	3.250	10/25/20	1,221,800
69,000		Wal-Mart Stores, Inc	7.550	02/15/30	88,980
295,000		Wal-Mart Stores, Inc	5.250	09/01/35	296,873
60,000		Wal-Mart Stores, Inc	6.500	08/15/37	70,491
65,000		Wal-Mart Stores, Inc	5.630	04/01/40	69,224
195,000		Wal-Mart Stores, Inc	5.000	10/25/40	189,397

		TOTAL RETAILING			6,362,121

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
285,000		Analog Devices, Inc	5.000	07/01/14	307,166
55,000	g	Broadcom Corp	1.500	11/01/13	54,625
140,000	g	Broadcom Corp	2.380	11/01/15	136,282
110,000		National Semiconductor Corp	3.950	04/15/15	112,033

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			610,106

SOFTWARE & SERVICES - 0.3%
285,000		Adobe Systems, Inc	3.250	02/01/15	290,337
20,000		Adobe Systems, Inc	4.750	02/01/20	20,458
20,000		CA, Inc	6.130	12/01/14	21,927
20,000		Computer Sciences Corp	6.500	03/15/18	21,774
100,000		Expedia, Inc	7.460	08/15/18	114,000
14,000		Fiserv, Inc	6.130	11/20/12	15,141

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$50,000		Fiserv, Inc	3.130%	10/01/15	$49,509
100,000		Fiserv, Inc	6.800	11/20/17	110,387
765,000		International Business Machines Corp	1.000	08/05/13	762,207
15,000		Intuit, Inc	5.400	03/15/12	15,708
240,000		Microsoft Corp	0.880	09/27/13	238,651
265,000		Microsoft Corp	1.630	09/25/15	258,435
25,000		Microsoft Corp	4.200	06/01/19	26,245
540,000		Microsoft Corp	3.000	10/01/20	506,357
320,000		Oracle Corp	3.750	07/08/14	340,120
320,000		Oracle Corp	5.750	04/15/18	366,063
365,000	g	Oracle Corp	3.880	07/15/20	362,841
220,000		Oracle Corp	6.130	07/08/39	246,886
290,000		Symantec Corp	2.750	09/15/15	282,989

		TOTAL SOFTWARE & SERVICES			4,050,035

TECHNOLOGY HARDWARE & EQUIPMENT - 0.5%
75,000		Amphenol Corp	4.750	11/15/14	80,124
93,000		Cisco Systems, Inc	4.950	02/15/19	101,348
850,000		Cisco Systems, Inc	4.450	01/15/20	890,546
100,000		Cisco Systems, Inc	5.900	02/15/39	110,751
350,000		Dell, Inc	5.880	06/15/19	382,965
410,000		Discovery Communications LLC	5.050	06/01/20	433,560
100,000		Discovery Communications LLC	6.350	06/01/40	108,008
350,000		General Electric Co	5.000	02/01/13	374,141
400,000		General Electric Co	5.250	12/06/17	432,037
135,000		Hewlett-Packard Co	4.250	02/24/12	140,291
405,000		Hewlett-Packard Co	2.950	08/15/12	417,570
325,000		Hewlett-Packard Co	4.750	06/02/14	356,096
400,000		Hewlett-Packard Co	2.130	09/13/15	394,971
100,000		International Business Machines Corp	4.750	11/29/12	107,358
200,000		International Business Machines Corp	2.000	01/05/16	195,556
400,000		International Business Machines Corp	7.000	10/30/25	490,107
103,000		International Business Machines Corp	5.600	11/30/39	112,221
285,000		International Game Technology	7.500	06/15/19	320,814
247,000		Koninklijke Philips Electronics NV	5.750	03/11/18	276,966
220,000		L-3 Communications Corp	5.200	10/15/19	223,657
200,000		Motorola, Inc	6.000	11/15/17	212,041
3,000		Motorola, Inc	6.500	09/01/25	3,085
20,000		Nokia Oyj	6.630	05/15/39	21,126
40,000		Pitney Bowes, Inc	4.750	01/15/16	41,214
125,000		Tyco Electronics Group S.A.	6.550	10/01/17	142,052
225,000		Xerox Corp	8.250	05/15/14	262,636
330,000		Xerox Corp	4.250	02/15/15	345,300
150,000		Xerox Corp	5.630	12/15/19	160,791

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			7,137,332

TELECOMMUNICATION SERVICES - 1.2%
100,000		America Movil SAB de C.V.	3.630	03/30/15	102,823
430,000		America Movil SAB de C.V.	5.000	03/30/20	446,963
190,000		America Movil SAB de C.V.	6.130	03/30/40	201,491
7,000		AT&T Corp	8.000	11/15/31	8,798
46,000		AT&T Mobility LLC	7.130	12/15/31	53,948

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$19,000		AT&T, Inc	5.880%	08/15/12	$20,471
1,265,000		AT&T, Inc	2.500	08/15/15	1,260,554
150,000		AT&T, Inc	5.800	02/15/19	168,837
470,000		AT&T, Inc	6.150	09/15/34	485,393
220,000		AT&T, Inc	6.500	09/01/37	237,259
875,000		AT&T, Inc	6.300	01/15/38	923,079
222,000	g	AT&T, Inc	5.350	09/01/40	208,783
125,000		BellSouth Capital Funding Corp	7.880	02/15/30	150,608
690,000		BellSouth Corp	5.200	09/15/14	753,263
60,000		BellSouth Corp	6.880	10/15/31	65,049
400,000		British Telecommunications plc	5.950	01/15/18	437,808
50,000		British Telecommunications plc	9.880	12/15/30	66,642
190,000		Cellco Partnership	5.550	02/01/14	209,514
565,000		Cellco Partnership	8.500	11/15/18	739,331
234,000		CenturyTel, Inc	7.600	09/15/39	235,848
350,000		Deutsche Telekom International Finance BV	5.750	03/23/16	391,995
50,000		Deutsche Telekom International Finance BV	6.000	07/08/19	56,562
340,000		Deutsche Telekom International Finance BV	8.750	06/15/30	456,943
150,000		Embarq Corp	7.080	06/01/16	165,886
645,000		France Telecom S.A.	2.130	09/16/15	627,867
45,000		France Telecom S.A.	8.500	03/01/31	61,174
50,000		Koninklijke KPN NV	8.380	10/01/30	65,003
63,000		Qwest Corp	8.880	03/15/12	68,119
150,000		Qwest Corp	6.500	06/01/17	162,750
300,000		Rogers Communications, Inc	6.800	08/15/18	360,678
50,000		Rogers Wireless, Inc	7.500	03/15/15	59,321
85,000		Telecom Italia Capital S.A.	6.180	06/18/14	90,395
150,000		Telecom Italia Capital S.A.	4.950	09/30/14	153,681
755,000		Telecom Italia Capital S.A.	7.180	06/18/19	807,799
1,270,000		Telefonica Emisiones SAU	5.130	04/27/20	1,222,680
475,000		Telefonos de Mexico SAB de C.V.	5.500	11/15/19	501,442
715,000		Verizon Communications, Inc	4.350	02/15/13	760,335
140,000		Verizon Communications, Inc	5.500	02/15/18	153,852
220,000		Verizon Communications, Inc	8.750	11/01/18	287,280
100,000		Verizon Communications, Inc	5.850	09/15/35	103,436
280,000		Verizon Communications, Inc	6.250	04/01/37	298,776
220,000		Verizon Communications, Inc	6.400	02/15/38	243,361
220,000		Verizon Communications, Inc	8.950	03/01/39	313,520
225,000		Verizon New England, Inc	4.750	10/01/13	240,193
380,000		Verizon New Jersey, Inc	5.880	01/17/12	397,914
55,000		Verizon New York, Inc	6.880	04/01/12	58,671
165,000		Verizon Virginia, Inc	4.630	03/15/13	174,268
303,000		Vodafone Group plc	5.630	02/27/17	338,253
500,000		Vodafone Group plc	4.630	07/15/18	525,010

		TOTAL TELECOMMUNICATION SERVICES			15,923,626

TELECOMMUNICATIONS SERVICES - 0.0%
200,000		American Tower Corp	4.500	01/15/18	198,253
150,000		New Cingular Wireless Services, Inc	8.130	05/01/12	163,858
150,000		Vodafone Group PLC	6.150	02/27/37	160,575

		TOTAL TELECOMMUNICATIONS SERVICES			522,686

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

TRANSPORTATION - 0.5%
$136,000		Boeing Co	5.130%	02/15/13	$147,203
500,000		Boeing Co	3.750	11/20/16	523,148
100,000		Boeing Co	5.880	02/15/40	108,790
60,000		Burlington Northern Santa Fe Corp	5.750	03/15/18	67,605
555,000		Burlington Northern Santa Fe Corp	4.700	10/01/19	580,043
150,000		Burlington Northern Santa Fe Corp	6.150	05/01/37	161,274
160,000		Burlington Northern Santa Fe Corp	5.750	05/01/40	165,539
150,000		Canadian National Railway Co	4.400	03/15/13	159,874
50,000		Canadian National Railway Co	6.900	07/15/28	59,691
100,000		Canadian National Railway Co	6.250	08/01/34	114,897
180,000		Continental Airlines, Inc	4.750	01/12/21	180,000
32,797		Continental Airlines, Inc	5.980	04/19/22	34,601
300,000		CSX Corp	7.380	02/01/19	361,872
100,000		CSX Corp	6.000	10/01/36	104,152
165,000		Embraer Overseas Ltd	6.380	01/15/20	174,075
34,000		FedEx Corp	8.000	01/15/19	41,941
100,000		GATX Corp	3.500	07/15/16	99,048
245,000	g	Meccanica Holdings USA	6.250	01/15/40	225,106
210,000		Norfolk Southern Corp	5.750	04/01/18	237,136
425,000		Norfolk Southern Corp	5.590	05/17/25	439,093
94,000		Norfolk Southern Corp	7.250	02/15/31	112,550
150,000		Northrop Grumman Corp	3.500	03/15/21	139,634
285,000		Northrop Grumman Corp	5.050	11/15/40	266,271
7,000		Ryder System, Inc	5.950	05/02/11	7,110
50,000		Ryder System, Inc	3.600	03/01/16	49,847
525,000		Southwest Airlines Co	5.250	10/01/14	552,162
50,000		Union Pacific Corp	6.500	04/15/12	53,391
80,000		Union Pacific Corp	5.130	02/15/14	86,335
149,000		Union Pacific Corp	5.750	11/15/17	167,298
200,000		Union Pacific Corp	6.630	02/01/29	226,855
42,000		United Parcel Service, Inc	3.880	04/01/14	44,747
100,000		United Parcel Service, Inc	5.500	01/15/18	113,603
300,000		United Parcel Service, Inc	5.130	04/01/19	334,832
305,000		United Parcel Service, Inc	3.130	01/15/21	283,344
35,000		United Parcel Service, Inc	6.200	01/15/38	41,072

		TOTAL TRANSPORTATION			6,464,139

UTILITIES - 1.8%
370,000		AGL Capital Corp	5.250	08/15/19	390,724
360,000		Alliant Energy Corp	4.000	10/15/14	373,002
100,000		Ameren Corp	8.880	05/15/14	112,517
50,000		Appalachian Power Co	3.400	05/24/15	51,165
40,000		Appalachian Power Co	7.000	04/01/38	46,217
50,000		Arizona Public Service Co	6.500	03/01/12	52,841
60,000		Atmos Energy Corp	4.950	10/15/14	64,300
100,000		Atmos Energy Corp	8.500	03/15/19	125,176
785,000		Carolina Power & Light Co	5.300	01/15/19	871,364
105,000		Carolina Power & Light Co	5.700	04/01/35	108,484
190,000		CenterPoint Energy Houston Electric LLC	7.000	03/01/14	217,142
85,000		CenterPoint Energy Resources Corp	7.880	04/01/13	96,087
85,000		CenterPoint Energy Resources Corp	6.250	02/01/37	88,919

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$775,000		Commonwealth Edison Co	4.000%	08/01/20	$762,685
87,000		Commonweatlh Edison Co	5.900	03/15/36	89,883
210,000		Connecticut Light & Power Co	5.500	02/01/19	233,332
60,000		Consolidated Edison Co of New York, Inc	6.650	04/01/19	71,513
190,000		Consolidated Edison Co of New York, Inc	4.450	06/15/20	196,924
325,000		Consolidated Edison Co of New York, Inc	5.700	06/15/40	345,723
105,000		Consolidated Natural Gas Co	5.000	12/01/14	114,173
30,000		Constellation Energy Group, Inc	4.550	06/15/15	31,122
100,000		Constellation Energy Group, Inc	7.600	04/01/32	113,172
230,000		Consumers Energy Co	6.130	03/15/19	263,795
160,000		Dominion Resources, Inc	5.150	07/15/15	177,097
50,000		Dominion Resources, Inc	5.950	06/15/35	53,136
20,000		DTE Energy Co	7.050	06/01/11	20,503
590,000		Duke Energy Carolinas LLC	5.750	11/15/13	660,925
125,000		Duke Energy Carolinas LLC	4.300	06/15/20	128,886
250,000		Duke Energy Carolinas LLC	6.050	04/15/38	279,548
246,000		Duke Energy Corp	5.050	09/15/19	260,661
50,000		El Paso Natural Gas Co	5.950	04/15/17	53,632
100,000		Energy Transfer Partners LP	9.700	03/15/19	129,246
40,000		Energy Transfer Partners LP	7.500	07/01/38	46,526
100,000		Enersis S.A.	7.380	01/15/14	110,521
125,000		Entergy Arkansas, Inc	3.750	02/15/21	120,370
100,000		Entergy Gulf States Louisiana LLC	3.950	10/01/20	95,673
25,000		Entergy Texas, Inc	7.130	02/01/19	29,118
75,000		Exelon Corp	4.900	06/15/15	79,982
100,000		Exelon Generation Co LLC	5.200	10/01/19	104,615
50,000		FirstEnergy Corp	7.380	11/15/31	52,708
280,000		FirstEnergy Solutions Corp	4.800	02/15/15	294,024
320,000		FirstEnergy Solutions Corp	6.050	08/15/21	328,726
47,000		Florida Power & Light Co	4.950	06/01/35	45,064
200,000		Florida Power & Light Co	5.250	02/01/41	202,389
29,000		Florida Power Corp	5.650	06/15/18	32,744
165,000		Florida Power Corp	6.400	06/15/38	191,859
790,000		FPL Group Capital, Inc	2.600	09/01/15	773,618
177,000		Georgia Power Co	5.950	02/01/39	193,124
50,000		Great Plains Energy, Inc	2.750	08/15/13	50,509
80,000		Indiana Michigan Power Co	7.000	03/15/19	94,457
70,000		Integrys Energy Group, Inc	4.170	11/01/20	66,823
20,000	g	Kansas Gas & Electric	6.700	06/15/19	23,058
520,000	g	Kentucky Utilities Co	3.750	11/15/20	495,056
60,000		Kinder Morgan Energy Partners LP	5.850	09/15/12	64,335
400,000		Kinder Morgan Energy Partners LP	9.000	02/01/19	503,721
100,000		Kinder Morgan Energy Partners LP	5.800	03/01/21	107,124
285,000		Kinder Morgan Energy Partners LP	6.500	09/01/39	294,415
229,000		Midamerican Energy Holdings Co	5.880	10/01/12	247,083
590,000		Midamerican Energy Holdings Co	5.950	05/15/37	622,346
100,000		Midamerican Energy Holdings Co	6.500	09/15/37	113,122
85,000		National Fuel Gas Co	5.250	03/01/13	90,125
320,000		Nevada Power Co	6.500	08/01/18	369,481
45,000		Nevada Power Co	7.130	03/15/19	53,007
130,000		Nevada Power Co	5.380	09/15/40	125,106
685,000		NiSource Finance Corp	5.400	07/15/14	751,196

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$50,000		NiSource Finance Corp	6.400%	03/15/18	$55,428
525,000		Northern States Power Co	5.350	11/01/39	540,559
50,000		Oncor Electric Delivery Co LLC	6.800	09/01/18	58,529
70,000		Oncor Electric Delivery Co LLC	7.250	01/15/33	83,011
100,000	g	Oncor Electric Delivery Co LLC	5.250	09/30/40	96,055
225,000		ONEOK Partners LP	5.900	04/01/12	237,622
30,000		ONEOK Partners LP	6.650	10/01/36	32,533
355,000		Pacific Gas & Electric Co	8.250	10/15/18	461,235
20,000		Pacific Gas & Electric Co	6.050	03/01/34	21,898
75,000		Pacific Gas & Electric Co	5.800	03/01/37	79,487
250,000		PacifiCorp	6.000	01/15/39	275,744
465,000		Pepco Holdings, Inc	2.700	10/01/15	453,219
750,000		PG&E Corp	5.750	04/01/14	820,917
65,000		Potomac Electric Power Co	7.900	12/15/38	87,122
200,000		PPL Energy Supply LLC	6.200	05/15/16	220,210
285,000		Progress Energy, Inc	7.050	03/15/19	338,126
225,000		Public Service Co of Colorado	4.880	03/01/13	241,815
85,000		Public Service Co of Colorado	5.500	04/01/14	94,195
520,000		Public Service Co of Oklahoma	5.150	12/01/19	544,436
220,000		Public Service Electric & Gas Co	5.300	05/01/18	246,081
610,000		Public Service Electric & Gas Co	5.380	11/01/39	621,122
555,000		San Diego Gas & Electric Co	5.350	05/15/40	567,339
360,000		Sempra Energy	6.000	10/15/39	380,377
50,000		South Carolina Electric & Gas Co	5.300	05/15/33	48,712
35,000		Southern California Edison Co	6.050	03/15/39	38,921
100,000		Southern California Edison Co	4.500	09/01/40	90,153
60,000		Spectra Energy Capital LLC	6.200	04/15/18	66,640
50,000		Spectra Energy Capital LLC	8.000	10/01/19	60,913
75,000		Toledo Edison Co	7.250	05/01/20	88,655
270,000		Total Capital S.A.	3.130	10/02/15	276,631
50,000		Union Electric Co	6.700	02/01/19	58,284
263,000		Veolia Environnement	5.250	06/03/13	284,113
430,000		Virginia Electric and Power Co	4.750	03/01/13	458,626
350,000		Virginia Electric and Power Co	6.000	05/15/37	381,871
56,000		Williams Cos, Inc	7.880	09/01/21	66,099
245,000		Williams Partners LP	3.800	02/15/15	253,184
70,000		Williams Partners LP	7.250	02/01/17	81,376
130,000		Williams Partners LP	5.250	03/15/20	134,758
235,000		Williams Partners LP	6.300	04/15/40	244,608
100,000		Xcel Energy, Inc	4.700	05/15/20	102,950

		TOTAL UTILITIES			22,649,473

		TOTAL CORPORATE BONDS			286,281,566
		(Cost $290,239,935)

GOVERNMENT BONDS - 74.4%

AGENCY SECURITIES - 5.7%
		Federal Farm Credit Bank (FFCB)
850,000		FFCB	2.630	04/21/11	856,171
500,000		FFCB	4.850	03/12/12	526,047
1,945,000		FFCB	1.380	06/25/13	1,970,341

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$100,000	FFCB	3.000%	09/22/14	$105,386
	Federal Home Loan Bank (FHLB)
500,000	FHLB	1.750	08/22/12	509,590
3,870,000	FHLB	1.880	06/21/13	3,960,193
240,000	FHLB	3.630	10/18/13	256,274
125,000	FHLB	3.130	12/13/13	131,868
110,000	FHLB	5.250	06/18/14	124,856
95,000	FHLB	4.750	12/16/16	106,240
500,000	FHLB	4.880	05/17/17	563,651
1,045,000	FHLB	5.000	11/17/17	1,184,765
	Federal Home Loan Mortgage Corp (FHLMC)
2,000,000	FHLMC	1.130	12/15/11	2,013,896
6,995,000	FHLMC	2.130	03/23/12	7,134,423
3,650,000	FHLMC	1.130	07/27/12	3,682,876
2,560,000	FHLMC	5.500	08/20/12	2,763,333
1,025,000	FHLMC	4.130	12/21/12	1,092,508
500,000	FHLMC	1.630	04/15/13	508,765
680,000	FHLMC	3.500	05/29/13	722,261
211,000	FHLMC	4.130	09/27/13	228,647
207,000	FHLMC	4.500	01/15/14	227,551
1,740,000	FHLMC	2.500	04/23/14	1,802,779
108,000	FHLMC	4.380	07/17/15	119,126
125,000	FHLMC	4.750	11/17/15	140,028
132,000	FHLMC	4.750	01/19/16	147,694
213,000	FHLMC	5.250	04/18/16	243,647
127,000	FHLMC	5.500	07/18/16	147,086
2,736,000	FHLMC	5.130	10/18/16	3,103,147
200,000	FHLMC	4.880	06/13/18	223,667
2,120,000	FHLMC	6.250	07/15/32	2,589,675
	Federal National Mortgage Association (FNMA)
425,000	FNMA	1.380	04/28/11	426,634
340,000	FNMA	5.000	10/15/11	352,271
2,500,000	FNMA	1.000	11/23/11	2,514,198
2,400,000	FNMA	2.000	01/09/12	2,438,650
740,000	FNMA	1.130	07/30/12	746,471
96,000	FNMA	3.880	07/12/13	103,100
2,185,000	FNMA	1.250	08/20/13	2,199,277
176,000	FNMA	5.130	01/02/14	192,973
214,000	FNMA	2.750	02/05/14	223,623
3,646,000	FNMA	2.750	03/13/14	3,810,847
4,071,000	FNMA	2.500	05/15/14	4,223,723
5,415,000	FNMA	3.000	09/16/14	5,703,548
9,145,000	FNMA	4.630	10/15/14	10,171,315
215,000	FNMA	5.000	03/15/16	242,892
150,000	FNMA	5.000	05/11/17	168,203
340,000	FNMA	5.380	06/12/17	391,470
155,000	FNMA	6.630	11/15/30	195,574
500,000	FNMA	5.630	07/15/37	561,888
205,000	European Investment Bank	4.880	02/15/36	209,605
560,000	International Finance Corp	5.130	05/02/11	569,136
590,000	Private Export Funding Corp	2.250	12/15/17	559,219
640,000	Private Export Funding Corp	4.300	12/15/21	658,167
1,000,000	Tennessee Valley Authority	4.630	09/15/60	935,353

	TOTAL AGENCY SECURITIES			74,784,628

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

FOREIGN GOVERNMENT BONDS - 2.1%
$906,000		Brazilian Government International Bond	5.880%	01/15/19	$1,005,660
640,000		Brazilian Government International Bond	4.880	01/22/21	652,800
100,000		Brazilian Government International Bond	8.880	04/15/24	138,000
80,000		Brazilian Government International Bond	7.130	01/20/37	95,400
630,000		Brazilian Government International Bond	5.630	01/07/41	625,275
975,000		Canada Government International Bond	2.380	09/10/14	1,005,250
745,000		Chile Government International Bond	3.880	08/05/20	732,380
100,000		China Development Bank	5.000	10/15/15	108,230
95,000		Export Development Canada	3.500	05/16/13	100,454
2,025,000		Export Development Canada	2.250	05/28/15	2,050,376
180,000		Export-Import Bank of Korea	8.130	01/21/14	205,906
250,000		Export-Import Bank of Korea	5.880	01/14/15	270,732
190,000		Export-Import Bank of Korea	4.130	09/09/15	193,096
475,000		Export-Import Bank of Korea	5.130	06/29/20	489,091
690,000		Federative Republic of Brazil	6.000	01/17/17	780,735
129,167		Federative Republic of Brazil	8.000	01/15/18	151,125
70,000		Hydro Quebec	9.400	02/01/21	100,337
100,000		Israel Government International Bond	5.130	03/26/19	107,356
150,000		Italian Republic	2.130	10/05/12	149,837
200,000		Italian Republic	2.130	09/16/13	196,845
1,200,000		Italian Republic	5.250	09/20/16	1,238,623
74,000		Italian Republic	5.380	06/15/33	69,627
430,000		Italy Government International Bond	5.380	06/12/17	441,143
200,000		Japan Bank for International Cooperation	2.130	11/05/12	203,699
200,000		Korea Development Bank	8.000	01/23/14	228,300
475,000		Korea Development Bank	4.380	08/10/15	488,811
235,000		Korea Development Bank	3.250	03/09/16	228,526
1,105,000		Kreditanstalt fuer Wiederaufbau	4.500	07/16/18	1,201,987
1,175,000		Kreditanstalt fuer Wiederaufbau	4.000	01/27/20	1,218,133
66,000		Mexico Government International Bond	7.500	04/08/33	81,015
250,000		Mexico Government International Bond	6.750	09/27/34	281,250
204,000		Mexico Government International Bond	6.050	01/11/40	208,590
100,000		Panama Government International Bond	5.200	01/30/20	106,000
500,000		Panama Government International Bond	6.700	01/26/36	557,500
320,000		Peruvian Government International Bond	7.130	03/30/19	382,400
125,000		Peruvian Government International Bond	7.350	07/21/25	152,063
350,000		Peruvian Government International Bond	5.630	11/18/50	323,750
380,000		Poland Government International Bond	3.880	07/16/15	386,222
485,000		Poland Government International Bond	6.380	07/15/19	543,302
125,000	g	Portugal Government International Bond	3.500	03/25/15	115,486
1,055,000		Province of British Columbia Canada	2.850	06/15/15	1,086,091
125,000		Province of Manitoba Canada	5.000	02/15/12	131,027
730,000		Province of Manitoba Canada	2.130	04/22/13	746,364
255,000		Province of Nova Scotia Canada	2.380	07/21/15	255,261
50,000		Province of Nova Scotia Canada	5.130	01/26/17	55,669
425,000		Province of Ontario Canada	2.630	01/20/12	433,726
1,700,000		Province of Ontario Canada	2.950	02/05/15	1,754,827
190,000		Province of Ontario Canada	2.700	06/16/15	193,428

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$530,000		Province of Ontario Canada	4.400%	04/14/20	$554,086
40,000		Province of Quebec Canada	4.880	05/05/14	44,269
385,000		Province of Quebec Canada	5.130	11/14/16	431,693
485,000		Province of Quebec Canada	4.630	05/14/18	524,685
120,000		Province of Quebec Canada	3.500	07/29/20	116,167
351,000		Province of Quebec Canada	7.500	09/15/29	481,977
285,000		Republic of Hungary	6.250	01/29/20	275,754
475,000		Republic of Korea	5.750	04/16/14	518,903
100,000		Republic of Korea	7.130	04/16/19	119,091
289,000		South Africa Government International Bond	7.380	04/25/12	310,675
110,000		South Africa Government International Bond	6.880	05/27/19	128,838
225,000		South Africa Government International Bond	5.500	03/09/20	239,344
196,000		United Mexican States	5.880	02/17/14	222,950
280,000		United Mexican States	5.950	03/19/19	312,200
468,000		United Mexican States	5.130	01/15/20	487,890

		TOTAL FOREIGN GOVERNMENT BONDS			27,040,227

MORTGAGE BACKED - 32.5%
		Federal Home Loan Mortgage Corp (FHLMC)
1,228,108		FHLMC	4.500	12/01/19	1,296,421
2,254,834		FHLMC	4.000	10/01/25	2,318,956
372,932		FHLMC	5.500	07/01/26	401,310
1,393,260		FHLMC	4.500	04/01/29	1,448,204
35,590	i	FHLMC	4.990	10/01/35	37,565
394,452	i	FHLMC	2.600	02/01/36	410,676
110,372	i	FHLMC	5.810	07/01/36	115,284
317,247	i	FHLMC	2.910	09/01/36	330,803
410,861	i	FHLMC	5.630	09/01/36	431,751
247,422	i	FHLMC	5.920	09/01/36	261,595
46,159	i	FHLMC	5.670	02/01/37	49,342
50,318	i	FHLMC	5.840	02/01/37	53,684
84,024	i	FHLMC	5.390	03/01/37	90,104
790,895	i	FHLMC	5.500	03/01/37	836,157
902,417	i	FHLMC	5.880	04/01/37	967,102
89,307	i	FHLMC	5.630	05/01/37	94,493
488,147	i	FHLMC	5.720	05/01/37	522,403
128,888	i	FHLMC	5.590	06/01/37	136,611
442,886	i	FHLMC	5.640	08/01/37	470,778
560,130	i	FHLMC	5.640	09/01/37	595,101
250,700	i	FHLMC	5.860	09/01/37	265,784
17,814	i	FHLMC	6.020	09/01/37	19,146
83,791	i	FHLMC	5.410	02/01/38	89,744
649,534	i	FHLMC	4.500	04/01/38	685,675
674,293	i	FHLMC	4.880	04/01/38	716,734
68,077	i	FHLMC	4.730	07/01/38	71,838
1,156,177		FHLMC	4.500	10/01/39	1,185,874
2,410,904		FHLMC	4.500	12/01/39	2,480,364
1,934,182		FHLMC	4.500	01/01/40	1,983,862
297,118	i	FHLMC	3.670	06/01/40	308,643
231,072		FHLMC	5.000	03/01/24	244,914

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$145,502		FGLMC	5.000%	10/01/39	$152,692
131,016		FGLMC	6.000	08/01/12	134,283
250,507		FGLMC	4.500	05/01/13	257,455
192,493		FGLMC	5.000	07/01/14	203,351
10,060		FGLMC	7.500	01/01/16	10,977
153		FGLMC	7.500	05/01/16	168
214		FGLMC	7.500	06/01/16	234
63,043		FGLMC	5.500	05/01/17	67,683
110,647		FGLMC	5.500	06/01/17	119,040
77,412		FGLMC	5.000	12/01/17	82,553
59,751		FGLMC	5.500	12/01/17	64,074
92,015		FGLMC	5.000	03/01/18	97,973
285,620		FGLMC	5.000	04/01/18	304,154
327,291		FGLMC	4.500	06/01/18	345,497
495,086		FGLMC	4.500	09/01/18	522,625
587,839		FGLMC	4.000	11/01/18	612,088
516,816		FGLMC	4.500	01/01/19	546,533
103,185		FGLMC	4.000	05/01/19	107,022
804,016		FGLMC	4.500	05/01/19	848,740
501,306		FGLMC	4.000	10/01/19	519,948
157,220		FGLMC	5.500	11/01/19	169,576
285,686		FGLMC	4.500	01/01/20	301,578
106,039		FGLMC	4.500	02/01/20	111,927
1,009,087		FGLMC	5.000	05/01/20	1,076,412
95,052		FGLMC	4.500	07/01/20	100,290
1,188,021		FGLMC	5.000	07/01/20	1,266,913
11,305		FGLMC	7.000	10/01/20	12,856
99,004		FGLMC	5.000	12/01/20	105,641
1,329,012		FGLMC	4.500	06/01/21	1,401,277
2,226,287		FGLMC	4.500	06/01/21	2,347,342
148,229		FGLMC	5.500	07/01/21	159,046
105,890		FGLMC	5.000	10/01/22	111,863
70,930		FGLMC	6.000	11/01/22	77,458
773,388		FGLMC	5.000	04/01/23	817,012
73,597		FGLMC	4.500	05/01/23	77,001
1,289,000	h	FGLMC	4.500	05/01/23	1,348,616
185,608		FGLMC	5.000	10/01/23	196,077
114,946		FGLMC	5.500	10/01/23	123,262
104,367		FGLMC	5.000	11/01/23	110,932
78,444		FGLMC	4.500	04/01/24	81,974
35,240		FGLMC	4.500	05/01/24	36,826
209,443		FGLMC	4.500	06/01/24	218,868
946,147		FGLMC	4.000	07/01/24	973,053
332,129		FGLMC	4.500	09/01/24	347,074
129,462		FGLMC	4.500	09/01/24	135,287
59,637		FGLMC	4.500	09/01/24	62,320
51,946		FGLMC	5.500	09/01/24	56,016
73,394		FGLMC	4.500	10/01/24	76,696
147,875		FGLMC	4.500	10/01/24	155,675
81,136		FGLMC	4.500	11/01/24	84,787
131,715		FGLMC	4.500	12/01/24	137,642
95,722		FGLMC	4.500	02/01/25	100,149

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$82,616		FGLMC	4.500%	06/01/25	$86,334
130,817		FGLMC	4.500	07/01/25	136,868
39,551		FGLMC	6.000	08/01/26	43,314
193,104		FGLMC	5.000	10/01/26	204,479
60,918		FGLMC	5.500	10/01/26	65,553
101,986		FGLMC	5.500	05/01/28	108,937
1,016		FGLMC	6.500	10/01/28	1,143
883,088	h	FGLMC	5.500	01/01/29	943,284
15,636		FGLMC	6.500	01/01/29	17,581
257,419		FGLMC	4.000	02/01/29	260,641
3,533		FGLMC	6.500	03/01/29	3,973
98,611		FGLMC	6.500	05/01/29	110,879
19,857		FGLMC	6.500	07/01/29	22,327
157,132		FGLMC	5.000	12/01/29	164,897
259,848		FGLMC	4.000	08/01/30	263,100
2,465		FGLMC	8.000	01/01/31	2,883
23,030		FGLMC	6.500	09/01/31	25,895
30,321		FGLMC	8.000	09/01/31	35,459
160,731		FGLMC	7.000	12/01/31	183,056
109,132		FGLMC	6.500	01/01/32	122,710
302,743		FGLMC	6.000	02/01/32	332,712
85,682		FGLMC	7.000	04/01/32	97,583
95,635		FGLMC	6.500	05/01/32	107,533
120,038		FGLMC	5.500	11/01/32	128,895
120,961		FGLMC	6.000	02/01/33	132,935
496,986		FGLMC	5.000	03/01/33	524,651
587,565		FGLMC	6.000	03/01/33	645,729
212,375		FGLMC	6.000	03/01/33	233,399
72,354		FGLMC	6.000	03/01/33	79,517
230,488		FGLMC	5.000	04/01/33	243,318
49,473		FGLMC	6.000	04/01/33	54,370
149,522		FGLMC	5.500	06/01/33	160,649
457,632		FGLMC	4.500	07/01/33	472,676
84,897		FGLMC	5.000	08/01/33	89,623
401,292		FGLMC	5.000	08/01/33	423,630
95,528		FGLMC	6.500	08/01/33	107,413
956,724		FGLMC	5.000	09/01/33	1,009,980
389,866		FGLMC	5.500	09/01/33	418,878
386,231		FGLMC	5.500	09/01/33	414,972
271,897		FGLMC	5.500	09/01/33	292,131
255,669		FGLMC	5.500	09/01/33	274,694
202,325		FGLMC	4.000	10/01/33	203,340
139,191		FGLMC	5.000	10/01/33	146,939
467,245		FGLMC	5.500	10/01/33	502,015
892,060		FGLMC	5.500	12/01/33	957,885
237,036		FGLMC	5.500	12/01/33	254,675
1,545,338		FGLMC	7.000	12/01/33	1,759,985
2,241,645		FGLMC	5.000	01/01/34	2,366,427
59,247		FGLMC	5.500	02/01/34	63,656
342,391		FGLMC	5.000	03/01/34	361,023
373,169		FGLMC	5.500	03/01/34	400,938
652,186		FGLMC	5.000	05/01/34	687,674

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$351,647	FGLMC	4.500%	06/01/34	$362,768
229,930	FGLMC	5.500	06/01/34	246,681
160,697	FGLMC	6.000	06/01/34	176,605
424,239	FGLMC	6.000	09/01/34	464,247
78,384	FGLMC	5.000	11/01/34	82,606
2,683,453	FGLMC	5.000	12/01/34	2,829,474
169,058	FGLMC	5.500	12/01/34	181,484
325,055	FGLMC	5.500	12/01/34	349,244
25,360	FGLMC	5.500	01/01/35	27,208
37,748	FGLMC	5.500	01/01/35	40,498
150,870	FGLMC	5.500	01/01/35	161,720
1,035,697	FGLMC	4.500	04/01/35	1,068,449
549,178	FGLMC	6.000	05/01/35	599,939
109,257	FGLMC	6.000	05/01/35	119,083
626,757	FGLMC	7.000	05/01/35	713,814
249,114	FGLMC	5.500	06/01/35	267,262
144,128	FGLMC	5.500	06/01/35	154,628
273,830	FGLMC	5.000	07/01/35	288,560
235,614	FGLMC	6.000	07/01/35	256,802
219,456	FGLMC	5.000	08/01/35	231,261
74,541	FGLMC	5.500	08/01/35	79,913
375,002	FGLMC	6.000	08/01/35	408,726
114,946	FGLMC	4.500	09/01/35	118,509
175,525	FGLMC	5.000	10/01/35	184,966
866,365	FGLMC	5.000	10/01/35	914,050
847,240	FGLMC	5.000	12/01/35	892,814
133,459	FGLMC	5.000	12/01/35	140,638
497,526	FGLMC	6.000	01/01/36	540,714
252,046	FGLMC	5.000	02/01/36	265,604
115,831	FGLMC	5.000	02/01/36	122,061
154,930	FGLMC	6.000	02/01/36	168,863
1,484,402	FGLMC	5.500	04/01/36	1,592,405
125,279	FGLMC	5.500	05/01/36	134,406
87,084	FGLMC	6.500	05/01/36	96,857
429,370	FGLMC	6.000	07/01/36	469,861
218,148	FGLMC	6.000	08/01/36	237,084
128,522	FGLMC	6.000	09/01/36	140,924
371,395	FGLMC	6.500	10/01/36	413,076
240,456	FGLMC	5.500	11/01/36	256,997
612,439	FGLMC	6.000	11/01/36	665,602
326,654	FGLMC	6.500	03/01/37	364,742
1,986,609	FGLMC	5.500	04/01/37	2,119,544
235,317	FGLMC	5.000	05/01/37	247,019
130,737	FGLMC	5.000	06/01/37	137,238
1,079,500	FGLMC	5.500	06/01/37	1,151,735
725,120	FGLMC	6.000	08/01/37	792,143
298,094	FGLMC	6.000	09/01/37	325,646
188,848	FGLMC	6.000	11/01/37	204,769
1,207,045	FGLMC	6.500	11/01/37	1,339,492
534,640	FGLMC	6.000	01/01/38	579,713
206,620	FGLMC	6.000	02/01/38	224,039
2,257,486	FGLMC	5.000	04/01/38	2,381,738

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$167,909	FGLMC	5.000%	04/01/38	$177,907
976,836	FGLMC	5.500	05/01/38	1,041,896
103,314	FGLMC	5.500	06/01/38	110,196
389,555	FGLMC	6.000	07/01/38	422,396
325,518	FGLMC	5.500	08/01/38	348,927
462,876	FGLMC	5.000	09/01/38	485,795
71,876	FGLMC	5.500	10/01/38	76,663
2,567,532	FGLMC	6.000	11/01/38	2,783,986
124,063	FGLMC	4.500	02/01/39	127,250
440,862	FGLMC	5.500	02/01/39	470,225
86,832	FGLMC	4.500	03/01/39	89,062
1,364,082	FGLMC	5.000	03/01/39	1,439,161
394,095	FGLMC	6.000	03/01/39	427,319
260,991	FGLMC	4.500	04/01/39	269,624
2,040,909	FGLMC	4.500	05/01/39	2,093,331
82,548	FGLMC	4.500	05/01/39	84,669
8,976,846	FGLMC	4.500	05/01/39	9,207,420
3,022,558	FGLMC	4.000	06/01/39	3,003,712
836,509	FGLMC	4.500	06/01/39	857,995
326,222	FGLMC	5.000	06/01/39	344,381
197,720	FGLMC	5.500	06/01/39	210,889
123,314	FGLMC	4.500	07/01/39	126,481
257,270	FGLMC	4.500	07/01/39	263,878
969,870	FGLMC	5.000	07/01/39	1,017,797
123,346	FGLMC	4.500	08/01/39	126,515
372,962	FGLMC	5.000	08/01/39	391,392
852,422	FGLMC	4.000	09/01/39	847,640
56,427	FGLMC	5.500	09/01/39	60,168
279,959	FGLMC	4.500	10/01/39	289,220
234,614	FGLMC	4.500	10/01/39	242,375
184,830	FGLMC	4.000	11/01/39	183,678
935,304	FGLMC	4.500	11/01/39	959,328
278,713	FGLMC	5.000	11/01/39	292,486
136,528	FGLMC	5.000	11/01/39	143,275
632,904	FGLMC	4.500	12/01/39	649,161
692,850	FGLMC	4.500	12/01/39	712,811
1,594,099	FGLMC	4.500	12/01/39	1,635,044
91,876	FGLMC	5.000	01/01/40	96,990
458,293	FGLMC	5.500	01/01/40	488,817
168,291	FGLMC	4.500	04/01/40	173,140
1,267,496	FGLMC	4.500	04/01/40	1,300,052
653,123	FGLMC	5.000	04/01/40	685,398
41,586	FGLMC	4.500	06/01/40	42,654
189,550	FGLMC	4.500	08/01/40	194,419
265,025	FGLMC	5.000	08/01/40	278,122
	Federal National Mortgage Association (FNMA)
7,940	FNMA	5.000	06/01/13	8,512
563,833	FNMA	4.440	07/01/13	594,475
3,914	FNMA	6.000	09/01/13	4,120
648,616	FNMA	4.760	10/01/13	676,041
3,192	FNMA	6.500	12/01/13	3,479
490,804	FNMA	4.780	02/01/14	526,225

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$1,942	FNMA	6.000%	06/01/14	$2,111
708,482	FNMA	4.640	11/01/14	760,399
1,066,456	FNMA	4.860	03/01/16	1,114,821
182,594	FNMA	6.000	04/01/16	198,429
147,290	FNMA	5.500	09/01/16	158,636
11,352	FNMA	6.500	10/01/16	12,387
69,874	FNMA	6.500	11/01/16	76,239
49,866	FNMA	6.500	04/01/17	54,565
42,267	FNMA	6.000	05/01/17	46,104
306,074	FNMA	5.000	09/01/17	327,355
45,644	FNMA	6.000	11/01/17	49,687
512,776	FNMA	5.000	12/01/17	548,430
37,685	FNMA	5.000	12/01/17	40,305
514,059	FNMA	4.500	04/01/18	544,581
109,479	FNMA	5.000	04/01/18	117,228
754,162	FNMA	5.500	04/01/18	813,670
63,368	FNMA	5.500	04/01/18	68,400
31,642	FNMA	5.500	05/01/18	34,139
1,238,733	FNMA	4.500	06/01/18	1,312,282
175,078	FNMA	4.000	08/01/18	182,765
151,012	FNMA	4.000	08/01/18	157,643
450,748	FNMA	4.500	09/01/18	477,511
287,150	FNMA	4.500	10/01/18	304,199
734,291	FNMA	5.000	11/01/18	786,030
17,549	FNMA	5.000	01/01/19	18,791
35,689	FNMA	6.000	01/01/19	38,918
79,968	FNMA	4.500	05/01/19	84,616
248,446	FNMA	4.500	06/01/19	262,887
38,148	FNMA	4.500	06/01/19	40,365
281,499	FNMA	5.000	07/01/19	301,072
169,679	FNMA	4.500	11/01/19	179,542
142,953	FNMA	4.500	12/01/19	151,262
169,998	FNMA	5.000	03/01/20	182,030
49,745	FNMA	5.000	04/01/20	53,142
116,886	FNMA	4.500	06/01/20	122,990
79,063	FNMA	4.500	09/01/20	83,658
84,716	FNMA	4.500	10/01/20	89,376
117,001	FNMA	4.500	11/01/20	123,802
330,240	FNMA	5.000	12/01/20	352,789
258,321	FNMA	5.000	03/01/21	276,605
209,645	FNMA	5.500	08/01/21	225,663
58,942	FNMA	6.000	08/01/21	64,311
38,451	FNMA	5.000	10/01/21	41,076
91,612	FNMA	5.000	11/01/21	98,096
45,208	FNMA	5.500	11/01/21	48,662
118,512	FNMA	5.500	10/01/22	127,505
37,897	FNMA	6.000	10/01/22	41,278
40,195	FNMA	5.000	03/01/23	42,667
152,141	FNMA	4.500	04/01/23	159,748
2,002,068	FNMA	4.500	06/01/23	2,102,172
111,093	FNMA	5.000	06/01/23	117,914
79,523	FNMA	5.500	06/01/23	86,106

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,399,316		FNMA	5.000%	07/01/23	$1,485,243
741,062		FNMA	5.000	07/01/23	786,568
110,073		FNMA	5.500	08/01/23	118,425
148,711		FNMA	5.000	11/01/23	158,363
49,929		FNMA	5.500	11/01/23	53,837
124,452		FNMA	5.500	02/01/24	134,630
1,059,934		FNMA	4.000	03/01/24	1,093,223
75,431		FNMA	4.500	04/01/24	79,109
2,275,634		FNMA	4.000	05/01/24	2,347,103
87,546		FNMA	4.000	06/01/24	90,296
81,291		FNMA	4.500	07/01/24	86,067
67,215		FNMA	5.500	07/01/24	72,645
960		FNMA	8.000	07/01/24	1,107
446,248		FNMA	4.500	08/01/24	468,002
1,478,942		FNMA	4.000	09/01/24	1,525,391
302,233		FNMA	4.000	09/01/24	311,725
223,575		FNMA	4.500	09/01/24	234,474
193,914		FNMA	5.000	01/01/25	206,306
433,866		FNMA	4.500	02/01/25	455,831
64,735		FNMA	4.500	03/01/25	68,013
66,463		FNMA	4.500	03/01/25	69,828
874,253		FNMA	5.000	03/01/25	930,123
712,237		FNMA	4.500	04/01/25	748,294
2,595,039		FNMA	4.500	04/01/25	2,726,413
2,343,198		FNMA	4.500	06/01/25	2,461,822
1,910,125		FNMA	5.000	10/01/25	2,031,238
2,954,306	h	FNMA	4.000	11/01/25	3,054,014
74,075		FNMA	6.000	10/01/26	80,560
38,397		FNMA	5.500	01/01/28	41,172
32,902		FNMA	5.000	02/01/28	34,624
36,840		FNMA	5.500	11/01/28	39,503
76		FNMA	7.500	01/01/29	86
1,503		FNMA	6.500	04/01/29	1,690
87,797		FNMA	4.000	07/01/29	88,964
3,862		FNMA	7.500	07/01/29	4,429
439		FNMA	7.500	07/01/29	441
244,773		FNMA	4.500	09/01/29	253,929
96,534		FNMA	4.500	11/01/29	100,145
78,098		FNMA	4.500	01/01/30	81,019
91,880		FNMA	4.500	05/01/30	95,316
116,359		FNMA	4.500	06/01/30	120,711
1,033,985		FNMA	4.500	08/01/30	1,072,660
258,568		FNMA	4.000	09/01/30	262,006
1,143,139	h	FNMA	4.000	10/01/30	1,158,338
306		FNMA	7.500	02/01/31	351
4,141		FNMA	7.500	03/01/31	4,752
26,399		FNMA	6.000	05/01/31	29,082
2,122		FNMA	7.500	05/01/31	2,435
3,318		FNMA	6.500	09/01/31	3,730
1,450		FNMA	6.500	10/01/31	1,630
210,634		FNMA	6.000	11/01/31	232,035
21,744		FNMA	6.500	11/01/31	24,449

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$43,708	FNMA	6.000%	01/01/32	$48,149
80,470	FNMA	6.000	01/01/32	88,646
54,636	FNMA	6.000	02/01/32	60,187
131,796	FNMA	6.500	04/01/32	148,397
386,937	FNMA	6.500	07/01/32	435,078
35,989	FNMA	6.500	08/01/32	40,466
529,881	FNMA	6.000	09/01/32	583,719
51,177	FNMA	7.500	09/01/32	59,757
602,813	FNMA	5.500	10/01/32	649,018
129,980	FNMA	6.000	10/01/32	143,187
135,177	FNMA	6.000	11/01/32	148,912
41,192	FNMA	5.500	12/01/32	44,349
323,968	FNMA	5.500	12/01/32	348,799
212,946	FNMA	6.000	12/01/32	234,582
1,182,922	FNMA	5.500	01/01/33	1,273,591
4,709,118	FNMA	6.000	01/01/33	5,135,482
1,356,764	FNMA	5.000	02/01/33	1,433,711
70,954	FNMA	5.000	02/01/33	75,045
52,643	FNMA	6.000	04/01/33	57,992
514,893	FNMA	5.000	06/01/33	544,306
1,107,548	FNMA	5.500	06/01/33	1,193,824
144,999	FNMA	4.500	07/01/33	149,925
686,073	FNMA	5.000	07/01/33	725,626
858,652	FNMA	4.500	08/01/33	887,817
606,345	FNMA	4.500	08/01/33	627,320
241,446	FNMA	5.000	08/01/33	255,365
295,547	FNMA	5.500	09/01/33	318,569
643,176	FNMA	5.500	09/01/33	693,278
117,514	FNMA	6.000	09/01/33	129,454
1,552,036	FNMA	4.500	10/01/33	1,604,753
264,224	FNMA	5.000	10/01/33	279,456
224,688	FNMA	5.000	10/01/33	237,642
1,549,724	FNMA	5.500	10/01/33	1,670,445
3,097,760	FNMA	5.500	10/01/33	3,339,070
129,165	FNMA	4.500	11/01/33	133,552
6,537,266	FNMA	5.000	11/01/33	6,914,146
221,136	FNMA	5.000	11/01/33	233,885
2,607,170	FNMA	5.000	12/01/33	2,755,032
2,171,013	FNMA	5.500	12/01/33	2,340,132
804,307	FNMA	5.000	02/01/34	850,676
2,609,479	FNMA	6.000	02/01/34	2,874,609
200,409	FNMA	5.000	03/01/34	211,963
119,309	FNMA	5.000	03/01/34	126,187
245,251	FNMA	5.000	03/01/34	259,390
87,425	FNMA	5.000	03/01/34	92,465
4,963,383	FNMA	5.000	03/01/34	5,249,528
76,875	FNMA	5.000	03/01/34	81,307
679,241	FNMA	5.000	04/01/34	717,552
774,917	FNMA	5.500	04/01/34	835,282
70,341	FNMA	4.500	05/01/34	72,731
307,001	FNMA	4.500	05/01/34	316,949
226,923	FNMA	5.500	07/01/34	244,245

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$157,595		FNMA	5.500%	07/01/34	$169,626
151,794		FNMA	7.000	07/01/34	172,930
2,195,685		FNMA	5.000	08/01/34	2,320,646
268,969		FNMA	5.000	08/01/34	284,278
931,448		FNMA	6.000	08/01/34	1,026,086
182,102		FNMA	6.000	08/01/34	200,604
124,014		FNMA	4.500	09/01/34	128,032
4,107,044		FNMA	5.500	09/01/34	4,420,559
35,279		FNMA	5.500	11/01/34	37,972
265,124		FNMA	6.000	11/01/34	290,818
70,126		FNMA	5.000	12/01/34	74,169
41,286		FNMA	5.500	12/01/34	44,438
79,004		FNMA	6.000	12/01/34	86,748
5,484,504		FNMA	4.500	01/01/35	5,674,222
550,360		FNMA	5.500	01/01/35	592,665
12,950,319		FNMA	5.500	02/01/35	13,959,125
520,458		FNMA	5.500	02/01/35	560,188
2,708,127		FNMA	5.500	04/01/35	2,936,011
470,193		FNMA	6.000	04/01/35	515,762
394,725		FNMA	6.000	04/01/35	434,831
726,525		FNMA	5.500	05/01/35	787,661
561,305		FNMA	6.000	05/01/35	615,353
232,843		FNMA	5.000	06/01/35	245,976
8,386		FNMA	7.500	06/01/35	9,619
20,893	i	FNMA	4.540	07/01/35	22,041
518,050		FNMA	5.000	07/01/35	548,240
1,435,620		FNMA	4.500	08/01/35	1,481,691
1,985,049		FNMA	5.000	08/01/35	2,095,767
935,744		FNMA	5.000	08/01/35	987,936
64,535		FNMA	4.500	09/01/35	66,727
76,371		FNMA	4.500	09/01/35	78,822
132,084		FNMA	5.500	09/01/35	142,373
1,705,938		FNMA	5.000	10/01/35	1,801,089
1,789,651		FNMA	5.500	10/01/35	1,940,247
194,254		FNMA	5.000	11/01/35	203,450
2,872,198		FNMA	5.500	11/01/35	3,088,756
69,776		FNMA	4.500	12/01/35	72,015
240,973		FNMA	5.500	12/01/35	258,916
1,719,631		FNMA	6.000	12/01/35	1,876,616
118,341		FNMA	5.000	02/01/36	123,315
206,032		FNMA	5.000	02/01/36	214,691
2,051,102		FNMA	5.000	02/01/36	2,165,505
59,926	i	FNMA	5.530	02/01/36	64,078
552,361	i	FNMA	5.630	02/01/36	577,954
386,199		FNMA	6.500	02/01/36	430,869
3,445,942		FNMA	6.000	03/01/36	3,756,216
73,613		FNMA	5.000	05/01/36	77,489
3,316,017		FNMA	6.000	06/01/36	3,635,318
299,429	i	FNMA	5.880	07/01/36	315,700
249,709		FNMA	6.000	07/01/36	273,129
151,623		FNMA	5.500	09/01/36	163,197
286,959		FNMA	6.500	09/01/36	321,585

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$164,794		FNMA	6.500%	09/01/36	$183,752
492,176		FNMA	6.000	10/01/36	536,492
183,393		FNMA	6.500	11/01/36	204,491
76,698	i	FNMA	5.710	12/01/36	81,753
1,500,547		FNMA	6.000	12/01/36	1,635,656
128,982	i	FNMA	5.450	01/01/37	136,076
645,666		FNMA	5.500	01/01/37	692,330
21,869	i	FNMA	5.980	02/01/37	23,281
127,698		FNMA	6.000	02/01/37	139,196
90,724		FNMA	7.000	02/01/37	102,739
36,243		FNMA	5.000	03/01/37	38,140
24,374	i	FNMA	5.970	03/01/37	25,791
999,655		FNMA	6.500	03/01/37	1,120,279
363,893		FNMA	6.500	03/01/37	404,732
25,600	i	FNMA	5.560	04/01/37	27,483
513,174		FNMA	7.000	04/01/37	581,135
76,626		FNMA	7.000	05/01/37	86,774
194,227	i	FNMA	5.320	06/01/37	206,400
444,066		FNMA	5.500	06/01/37	475,466
254,111		FNMA	5.500	08/01/37	273,509
178,547		FNMA	6.000	08/01/37	194,735
802,317		FNMA	6.500	08/01/37	899,129
189,552		FNMA	6.500	08/01/37	213,194
270,481		FNMA	5.500	09/01/37	293,241
388,718		FNMA	6.000	09/01/37	431,250
418,589		FNMA	6.000	09/01/37	464,389
714,598		FNMA	6.000	09/01/37	792,785
957,647		FNMA	6.000	09/01/37	1,062,429
566,559		FNMA	6.000	09/01/37	616,510
668,450		FNMA	6.500	09/01/37	749,109
168,538		FNMA	6.500	09/01/37	188,663
1,135,616	i	FNMA	5.850	10/01/37	1,210,639
265,397		FNMA	6.500	10/01/37	295,182
192,548		FNMA	7.000	11/01/37	218,048
126,685		FNMA	6.500	01/01/38	140,903
30,716		FNMA	6.500	01/01/38	34,163
93,519		FNMA	6.500	02/01/38	104,335
204,547		FNMA	7.000	02/01/38	231,636
229,977		FNMA	5.000	03/01/38	241,964
203,480	i	FNMA	5.000	03/01/38	215,207
140,368		FNMA	5.000	03/01/38	147,685
288,399		FNMA	5.500	03/01/38	308,747
53,675		FNMA	6.000	03/01/38	59,347
1,992,852		FNMA	6.500	03/01/38	2,216,082
161,552		FNMA	6.500	03/01/38	179,648
458,658		FNMA	6.500	03/01/38	510,035
120,177		FNMA	6.500	03/01/38	133,639
126,088		FNMA	5.000	04/01/38	132,660
168,649		FNMA	4.500	05/01/38	173,270
3,419,347		FNMA	5.000	05/01/38	3,597,585
4,068,157		FNMA	6.000	07/01/38	4,426,828
62,255	i	FNMA	4.830	08/01/38	66,090

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$36,001	i	FNMA	5.290%	08/01/38	$38,198
367,227	i	FNMA	4.950	10/01/38	388,252
61,204		FNMA	6.000	10/01/38	66,580
493,065		FNMA	5.500	11/01/38	527,853
126,467		FNMA	5.000	12/01/38	133,059
2,315,453		FNMA	4.500	01/01/39	2,378,906
1,552,102		FNMA	5.500	01/01/39	1,661,610
910,310		FNMA	6.000	01/01/39	990,283
524,860		FNMA	6.000	01/01/39	570,970
2,373,284		FNMA	4.500	02/01/39	2,438,322
5,542,272		FNMA	4.500	02/01/39	5,694,154
117,602		FNMA	5.500	02/01/39	125,900
103,780		FNMA	5.500	04/01/39	111,436
3,510,333		FNMA	4.500	05/01/39	3,607,080
341,336		FNMA	4.500	06/01/39	350,743
142,814	i	FNMA	3.960	07/01/39	149,687
1,055,563		FNMA	4.500	07/01/39	1,084,655
418,230		FNMA	4.500	07/01/39	429,756
87,857		FNMA	5.000	07/01/39	92,655
260,749	i	FNMA	3.630	08/01/39	270,967
1,392,050		FNMA	4.000	08/01/39	1,386,199
3,089,185		FNMA	4.500	08/01/39	3,174,324
93,806		FNMA	4.500	08/01/39	96,875
87,031		FNMA	5.000	08/01/39	91,559
231,735		FNMA	5.000	09/01/39	243,791
144,631		FNMA	5.000	11/01/39	153,060
1,491,476		FNMA	4.500	12/01/39	1,532,582
333,156		FNMA	4.500	12/01/39	343,847
266,142	i	FNMA	3.720	01/01/40	276,757
230,005		FNMA	4.500	01/01/40	236,344
318,329		FNMA	5.000	01/01/40	335,688
1,234,089		FNMA	4.500	03/01/40	1,267,908
134,435		FNMA	5.000	03/01/40	141,429
138,015		FNMA	4.500	04/01/40	141,798
90,453		FNMA	4.500	05/01/40	93,214
435,396		FNMA	4.500	07/01/40	447,328
523,600		FNMA	4.500	07/01/40	537,949
361,234		FNMA	5.000	07/01/40	380,027
306,615	i	FNMA	3.530	08/01/40	316,577
6,406,555		FNMA	4.500	09/01/40	6,582,121
3,727,806		FNMA	4.500	09/01/40	3,829,964
996,197		FNMA	3.500	10/01/40	952,362
4,921,855		FNMA	4.000	11/01/40	4,901,166
687,462		FNMA	4.500	11/01/40	706,302
		Government National Mortgage Association (GNMA)
36,360		GNMA	5.000	02/15/18	38,863
96,989		GNMA	4.500	02/15/19	103,157
47,004		GNMA	4.500	01/20/24	49,587
37,320		GNMA	4.500	07/15/24	39,501
52,348		GNMA	4.000	08/15/24	54,418
275,728		GNMA	4.500	08/15/24	291,841
683,844		GNMA	4.000	09/15/24	710,878

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$91,185	GNMA	4.500%	01/15/25	$96,513
13,260	GNMA	6.500	09/15/28	15,054
2,186	GNMA	6.500	09/15/28	2,482
8,862	GNMA	6.500	11/15/28	10,062
2,680	GNMA	7.500	11/15/28	3,096
9,994	GNMA	8.500	10/15/30	11,056
8,858	GNMA	8.500	10/20/30	10,642
1,335	GNMA	8.500	12/15/30	1,610
1,634	GNMA	7.000	06/20/31	1,866
1,126	GNMA	6.500	07/15/31	1,278
9,718	GNMA	7.000	07/15/31	11,148
4,947	GNMA	7.000	07/15/31	5,675
5,361	GNMA	7.500	02/15/32	6,229
135,900	GNMA	5.500	12/20/32	147,243
286,933	GNMA	5.500	05/15/33	311,724
49,977	GNMA	5.000	07/15/33	53,339
221,597	GNMA	5.500	07/15/33	240,744
44,502	GNMA	5.000	07/20/33	47,618
82,404	GNMA	5.000	08/15/33	87,948
302,069	GNMA	5.000	08/15/33	322,394
510,304	GNMA	5.500	09/15/33	554,394
239,223	GNMA	5.500	05/20/34	258,724
38,620	GNMA	5.000	10/20/34	41,282
288,518	GNMA	6.500	01/15/35	323,726
192,521	GNMA	5.500	02/20/35	208,179
4,203,488	GNMA	5.000	03/20/35	4,487,405
1,409,674	GNMA	5.500	05/20/35	1,524,327
60,632	GNMA	5.000	09/20/35	64,728
59,542	GNMA	5.000	11/15/35	63,437
49,681	GNMA	5.000	11/15/35	52,931
486,125	GNMA	5.500	02/20/36	524,638
49,653	GNMA	5.500	03/15/36	54,207
184,997	GNMA	5.500	05/20/36	199,654
40,309	GNMA	6.500	06/15/36	45,550
73,514	GNMA	5.000	09/15/36	78,340
98,108	GNMA	6.000	09/15/36	108,169
163,227	GNMA	6.000	10/20/36	179,461
76,127	GNMA	5.000	12/15/36	80,907
74,512	GNMA	5.500	01/15/37	80,623
91,086	GNMA	6.000	01/20/37	99,957
3,209,674	GNMA	5.500	02/15/37	3,472,952
295,262	GNMA	6.000	02/20/37	324,017
2,034,245	GNMA	6.000	04/15/37	2,245,814
45,991	GNMA	6.500	04/15/37	51,985
160,989	GNMA	6.000	06/15/37	177,297
185,370	GNMA	6.000	08/20/37	203,423
129,986	GNMA	6.500	08/20/37	146,083
736,861	GNMA	6.000	12/15/37	811,501
56,168	GNMA	5.000	02/20/38	59,746
1,968,778	GNMA	5.000	04/15/38	2,094,486
61,272	GNMA	5.500	05/20/38	66,000
166,714	GNMA	5.500	06/15/38	182,004

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$507,696		GNMA	6.000%	06/20/38	$556,971
1,699,639		GNMA	5.500	07/15/38	1,838,522
935,032		GNMA	5.500	07/20/38	1,007,179
161,838		GNMA	5.500	08/15/38	175,062
825,903		GNMA	6.000	08/15/38	909,305
476,598		GNMA	6.000	08/20/38	522,855
294,610		GNMA	5.000	10/15/38	313,421
54,722		GNMA	5.500	10/15/38	60,288
70,176		GNMA	6.500	10/20/38	78,842
143,153		GNMA	6.500	10/20/38	160,832
37,330		GNMA	5.500	11/15/38	40,383
259,663		GNMA	6.500	11/20/38	291,730
27,922		GNMA	6.500	12/15/38	31,491
141,016		GNMA	5.000	01/15/39	150,020
348,605		GNMA	5.000	02/15/39	370,864
151,440		GNMA	6.000	02/15/39	166,733
2,419,598		GNMA	4.500	03/15/39	2,515,357
426,084		GNMA	4.500	03/15/39	442,947
86,159		GNMA	4.500	03/20/39	89,586
68,232	i	GNMA	5.000	03/20/39	72,520
1,283,095		GNMA	5.500	03/20/39	1,381,989
213,311		GNMA	4.500	04/15/39	221,753
58,472		GNMA	5.000	04/20/39	62,199
247,308		GNMA	4.000	05/15/39	249,553
6,091,593		GNMA	4.500	05/15/39	6,332,677
188,889		GNMA	4.000	05/20/39	190,465
667,021		GNMA	4.500	05/20/39	693,548
70,019		GNMA	4.500	06/15/39	72,790
5,102,165		GNMA	5.000	06/15/39	5,482,153
6,386,279		GNMA	5.000	06/15/39	6,861,901
274,695		GNMA	5.000	06/15/39	292,235
127,845		GNMA	5.000	06/15/39	136,008
146,911		GNMA	5.000	06/15/39	156,292
94,599		GNMA	4.000	06/20/39	95,388
81,530		GNMA	5.000	06/20/39	86,736
153,366		GNMA	4.500	07/15/39	159,436
267,653		GNMA	4.500	07/15/39	278,246
115,208		GNMA	5.000	07/15/39	122,564
1,134,062		GNMA	4.500	07/20/39	1,179,163
1,135,921		GNMA	5.000	07/20/39	1,208,326
109,408		GNMA	5.500	07/20/39	117,841
430,950		GNMA	4.000	08/15/39	434,862
168,306		GNMA	5.500	08/15/39	182,059
393,063		GNMA	6.000	08/15/39	432,756
247,580		GNMA	4.000	08/20/39	249,646
338,162		GNMA	5.000	08/20/39	359,716
171,679		GNMA	5.000	09/15/39	182,641
451,831		GNMA	5.000	09/20/39	480,632
127,724		GNMA	4.500	10/15/39	132,778
74,637		GNMA	5.000	10/15/39	79,402
113,667		GNMA	4.500	10/20/39	118,188
143,775		GNMA	4.500	11/15/39	150,274

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$162,923		GNMA	4.500%	11/20/39	$169,403
215,760		GNMA	5.000	11/20/39	229,513
295,562		GNMA	4.500	12/15/39	307,259
6,710,066		GNMA	4.500	12/15/39	6,975,627
155,124		GNMA	4.500	12/20/39	161,293
5,189,417		GNMA	4.500	01/20/40	5,394,796
85,841		GNMA	5.500	01/20/40	92,454
125,526		GNMA	5.000	03/15/40	133,541
97,568		GNMA	4.500	04/15/40	101,430
1,946,927		GNMA	5.000	04/15/40	2,071,240
230,000		GNMA	4.500	04/20/40	239,103
48,073		GNMA	4.500	05/15/40	49,976
1,285,352		GNMA	5.000	05/15/40	1,367,423
2,020,080	i	GNMA	3.000	05/20/40	2,067,245
48,511		GNMA	4.500	05/20/40	50,431
141,454		GNMA	4.500	06/15/40	147,052
140,878		GNMA	4.500	06/15/40	146,453
1,203,220		GNMA	5.000	06/20/40	1,279,866
667,441		GNMA	4.500	07/15/40	693,856
267,124		GNMA	5.000	07/20/40	284,140
394,549		GNMA	4.500	08/15/40	412,383
612,932		GNMA	4.500	08/20/40	637,190
471,470		GNMA	4.500	09/20/40	490,129
194,535		GNMA	5.500	09/20/40	209,521
114,510		GNMA	4.000	10/15/40	115,657
833,758		GNMA	6.230	09/15/43	886,957
1,346,998		GNMA	6.500	01/15/44	1,468,090

		TOTAL MORTGAGE BACKED			428,565,940

MUNICIPAL BONDS - 0.6%
200,000		Commonwealth of Massachusetts	4.200	12/01/21	197,040
30,000		Los Angeles Unified School District	5.750	07/01/34	28,021
50,000		Municipal Electric Authority of Georgia	6.640	04/01/57	48,875
100,000		New Jersey Economic Development Authority	7.430	02/15/29	106,819
35,000		New Jersey State Turnpike Authority	7.410	01/01/40	38,416
600,000		New Jersey Transportation Trust Fund Authority	5.750	12/15/28	578,418
600,000		New York State Dormitory Authority	5.290	03/15/33	561,162
130,000		New York State Dormitory Authority	5.630	03/15/39	125,901
400,000		New York State Urban Development Corp	5.840	03/15/40	408,520
100,000		Ohio State University	4.910	06/01/40	90,535
100,000		Oregon State Department of Transportation	5.830	11/15/34	101,851
100,000		Salt River Project Agricultural Improvement & Power District	4.840	01/01/41	91,101
100,000		State of California	6.200	10/01/19	101,301
100,000		State of California	5.700	11/01/21	96,448
285,000		State of California	7.550	04/01/39	295,585
900,000		State of California	7.300	10/01/39	906,390
1,330,000		State of California	7.630	03/01/40	1,387,735
300,000		State of Connecticut	5.090	10/01/30	283,437
300,000		State of Illinois	5.100	06/01/33	224,451
1,295,000		State of Illinois	6.730	04/01/35	1,188,629
100,000		State of Texas	4.630	04/01/33	92,198

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$50,000	State of Texas	5.520%	04/01/39	$50,919
100,000	State of Utah	3.540	07/01/25	90,577
200,000	State Public School Building Authority	5.000	09/15/27	180,488
700,000	University of Texas	4.790	08/15/46	632,618

	TOTAL MUNICIPAL BONDS			7,907,435

U.S. TREASURY SECURITIES - 33.5%
178,400	United States Treasury Bond	7.500	11/15/16	229,286
160,000	United States Treasury Bond	8.750	05/15/17	219,675
139,200	United States Treasury Bond	8.880	08/15/17	193,357
130,100	United States Treasury Bond	8.880	02/15/19	187,141
151,300	United States Treasury Bond	8.130	08/15/19	210,792
148,500	United States Treasury Bond	8.750	08/15/20	216,926
125,700	United States Treasury Bond	7.880	02/15/21	175,352
125,000	United States Treasury Bond	8.130	05/15/21	177,441
122,000	United States Treasury Bond	8.130	08/15/21	173,736
16,379,100	United States Treasury Bond	8.000	11/15/21	23,166,190
127,000	United States Treasury Bond	7.250	08/15/22	171,688
446,000	United States Treasury Bond	7.130	02/15/23	599,034
740,000	United States Treasury Bond	6.250	08/15/23	930,088
1,025,000	United States Treasury Bond	6.380	08/15/27	1,319,047
12,310,000	United States Treasury Bond	5.250	02/15/29	14,118,031
10,129,000	United States Treasury Bond	5.380	02/15/31	11,824,027
1,260,000	United States Treasury Bond	4.500	02/15/36	1,304,493
236,000	United States Treasury Bond	5.000	05/15/37	263,324
144,000	United States Treasury Bond	4.380	02/15/38	145,530
2,733,000	United States Treasury Bond	3.500	02/15/39	2,355,078
241,000	United States Treasury Bond	4.500	08/15/39	247,477
850,000	United States Treasury Bond	4.380	11/15/39	854,515
915,000	United States Treasury Bond	4.630	02/15/40	958,463
3,380,000	United States Treasury Bond	4.380	05/15/40	3,396,359
14,110,000	United States Treasury Bond	3.880	08/15/40	12,996,636
1,500,000	United States Treasury Note	2.125	12/31/15	1,507,968
1,500,000	United States Treasury Note	1.000	12/31/11	1,509,785
3,688,000	United States Treasury Note	1.380	02/15/12	3,729,490
473,000	United States Treasury Note	1.380	03/15/12	478,876
3,950,000	United States Treasury Note	1.000	03/31/12	3,980,257
325,000	United States Treasury Note	1.380	04/15/12	329,151
5,970,000	United States Treasury Note	1.000	04/30/12	6,018,297
1,023,000	United States Treasury Note	1.380	05/15/12	1,036,586
200,000	United States Treasury Note	0.750	05/31/12	200,954
125,000	United States Treasury Note	4.750	05/31/12	132,622
4,294,000	United States Treasury Note	1.880	06/15/12	4,384,410
1,535,000	United States Treasury Note	0.630	06/30/12	1,539,559
404,000	United States Treasury Note	1.500	07/15/12	410,707
5,755,000	United States Treasury Note	0.630	07/31/12	5,770,711
125,000	United States Treasury Note	4.630	07/31/12	133,213
476,500	United States Treasury Note	1.750	08/15/12	486,291
15,770,000	United States Treasury Note	0.380	08/31/12	15,741,661
600,000	United States Treasury Note	1.380	09/15/12	608,695
16,900,000	United States Treasury Note	0.380	09/30/12	16,859,727
990,000	United States Treasury Note	1.380	10/15/12	1,004,580

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$18,350,000	United States Treasury Note	0.380%	10/31/12	$18,294,088
165,000	United States Treasury Note	4.000	11/15/12	175,660
31,200,000	United States Treasury Note	0.500	11/30/12	31,159,782
1,000,000	United States Treasury Note	0.630	12/31/12	1,000,547
160,000	United States Treasury Note	2.880	01/31/13	167,600
230,000	United States Treasury Note	3.880	02/15/13	245,759
577,000	United States Treasury Note	2.750	02/28/13	603,100
235,000	United States Treasury Note	2.500	03/31/13	244,620
209,000	United States Treasury Note	3.130	04/30/13	220,789
350,000	United States Treasury Note	1.380	05/15/13	355,033
750,000	United States Treasury Note	3.380	06/30/13	798,575
330,000	United States Treasury Note	1.000	07/15/13	331,624
155,000	United States Treasury Note	0.750	08/15/13	154,685
2,139,000	United States Treasury Note	4.250	08/15/13	2,328,836
2,045,000	United States Treasury Note	3.130	08/31/13	2,169,457
20,825,000	United States Treasury Note	0.750	09/15/13	20,758,298
196,000	United States Treasury Note	3.130	09/30/13	207,928
2,075,000	United States Treasury Note	0.500	10/15/13	2,051,818
2,710,000	United States Treasury Note	2.750	10/31/13	2,848,676
140,000	United States Treasury Note	0.500	11/15/13	138,195
8,284,000	United States Treasury Note	2.000	11/30/13	8,528,635
683,000	United States Treasury Note	1.500	12/31/13	692,818
4,693,000	United States Treasury Note	1.880	04/30/14	4,799,691
750,000	United States Treasury Note	4.750	05/15/14	837,715
11,198,000	United States Treasury Note	2.250	05/31/14	11,583,805
6,784,000	United States Treasury Note	2.630	06/30/14	7,099,347
185,000	United States Treasury Note	2.630	07/31/14	193,484
117,000	United States Treasury Note	4.250	08/15/14	129,066
5,583,000	United States Treasury Note	2.380	08/31/14	5,783,642
4,910,000	United States Treasury Note	2.380	09/30/14	5,085,685
9,860,000	United States Treasury Note	2.380	10/31/14	10,205,869
1,280,000	United States Treasury Note	2.130	11/30/14	1,311,200
6,310,000	United States Treasury Note	2.250	01/31/15	6,477,606
100	United States Treasury Note	2.500	03/31/15	104
7,170,000	United States Treasury Note	2.500	04/30/15	7,412,547
1,240,000	United States Treasury Note	2.130	05/31/15	1,259,766
3,120,000	United States Treasury Note	1.880	06/30/15	3,132,430
6,895,000	United States Treasury Note	1.750	07/31/15	6,872,936
1,775,000	United States Treasury Note	4.250	08/15/15	1,965,397
12,840,000	United States Treasury Note	1.250	08/31/15	12,487,902
18,805,000	United States Treasury Note	1.250	09/30/15	18,245,250
27,300,000	United States Treasury Note	1.250	10/31/15	26,421,267
27,000,000	United States Treasury Note	1.380	11/30/15	26,238,518
250,000	United States Treasury Note	2.630	02/29/16	256,582
176,000	United States Treasury Note	2.380	03/31/16	178,227
164,000	United States Treasury Note	5.130	05/15/16	188,946
970,000	United States Treasury Note	3.250	07/31/16	1,021,001
236,000	United States Treasury Note	3.000	08/31/16	244,998
173,000	United States Treasury Note	4.630	11/15/16	194,882
220,000	United States Treasury Note	3.000	02/28/17	226,875
180,000	United States Treasury Note	4.750	08/15/17	204,117
4,830,000	United States Treasury Note	1.880	08/31/17	4,610,761

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$600,000		United States Treasury Note	1.880%	09/30/17	$571,360
282,000		United States Treasury Note	3.500	02/15/18	296,651
224,000		United States Treasury Note	3.880	05/15/18	241,010
248,000		United States Treasury Note	4.000	08/15/18	268,751
415,300		United States Treasury Note	3.750	11/15/18	441,743
302,400		United States Treasury Note	2.750	02/15/19	298,502
428,200		United States Treasury Note	3.130	05/15/19	432,716
1,377,000		United States Treasury Note	3.630	02/15/20	1,429,067
1,132,000		United States Treasury Note	3.500	05/15/20	1,159,598
9,192,000		United States Treasury Note	2.630	08/15/20	8,714,448
13,695,000		United States Treasury Note	2.630	11/15/20	12,918,233
1,800,000		United States Treasury Note	6.250	05/15/30	2,313,562
8,785,000		United States Treasury Note	4.250	11/15/40	8,642,244
3,755,000	j	United States Treasury Strip Principal	0.000	08/15/27	1,823,383

		TOTAL U.S. TREASURY SECURITIES			439,994,633

		TOTAL GOVERNMENT BONDS			978,292,863
		(Cost $989,665,240)

STRUCTURED ASSETS - 3.1%

ASSET BACKED - 0.1%
340,000		AmeriCredit Automobile Receivables Trust	5.190	08/17/15	359,602
		Series - 2010 1 (Class C)
590,000		AmeriCredit Automobile Receivables Trust	3.340	04/08/16	595,820
		Series - 2010 3 (Class C)
195,566	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	49,403
		Series - 2004 2 (Class 1B)
135,000		CitiBank Credit Card Issuance Trust	4.900	06/23/16	148,703
		Series - 2009 A4 (Class A4)
24,787	i,j	Countrywide Home Equity Loan Trust	0.480	02/15/29	13,996
		Series - 2004 B (Class 1A)
100,000		Discover Card Master Trust	5.650	03/16/20	113,454
		Series - 2007 A1 (Class A1)
100,000		Ford Credit Auto Owner Trust	5.600	10/15/12	104,209
		Series - 2007 A (Class B)
56,352		HFC Home Equity Loan Asset Backed Certificates	5.910	03/20/36	56,631
		Series - 2007 1 (Class A1F)
44,805	i	Residential Asset Securities Corp	6.490	10/25/30	39,028
		Series - 2001 KS2 (Class AI6)
30,261		Residential Funding Mortgage Securities II, Inc	5.750	02/25/36	30,089
		Series - 2006 HI2 (Class A2)
15,000		Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	5,132
		Series - 2006 HI1 (Class M2)
15,000	g	Vornado DP LLC	4.000	09/13/28	14,543
		Series - 2010 VNO (Class A2FX)

		TOTAL ASSET BACKED			1,530,610

OTHER MORTGAGE BACKED - 3.0%
1,000,000	i	Banc of America Commercial Mortgage, Inc	5.060	11/10/42	1,048,287
		Series - 2005 1 (Class A4)
969,773		Banc of America Commercial Mortgage, Inc	5.810	07/10/44	1,001,780
		Series - 2006 3 (Class A2)

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$105,000	i	Banc of America Commercial Mortgage, Inc	5.890%	07/10/44	$112,148
		Series - 2006 3 (Class A4)
450,000		Banc of America Commercial Mortgage, Inc	5.360	10/10/45	470,272
		Series - 2006 6 (Class A4)
285,000		Banc of America Commercial Mortgage, Inc	5.450	01/15/49	296,803
		Series - 2007 1 (Class A3)
1,030,000	i	Banc of America Commercial Mortgage, Inc	5.690	04/10/49	1,076,324
		Series - 2007 2 (Class A4)
610,000	i	Banc of America Commercial Mortgage, Inc	5.660	06/10/49	626,072
		Series - 2007 3 (Class A4)
325,000	i	Banc of America Commercial Mortgage, Inc	5.840	06/10/49	340,625
		Series - 2007 3 (Class A3)
84,479		Bank of America Alternative Loan Trust	5.500	09/25/19	86,013
		Series - 2004 8 (Class 3A1)
320,000		Bear Stearns Commercial Mortgage Securities	5.200	12/11/38	338,009
		Series - 2006 PW14 (Class A4)
280,000	i	Bear Stearns Commercial Mortgage Securities	5.460	03/11/39	302,733
		Series - 2006 PW11 (Class A4)
200,000	i	Bear Stearns Commercial Mortgage Securities	5.720	06/11/40	213,393
		Series - 2007 PW16 (Class A4)
355,000		Bear Stearns Commercial Mortgage Securities	4.670	06/11/41	372,440
		Series - 2005 PWR8 (Class A4)
202,402	i	Bear Stearns Commercial Mortgage Securities	5.290	06/11/41	212,001
		Series - 2004 PWR4 (Class A2)
625,000	i	Bear Stearns Commercial Mortgage Securities	5.470	06/11/41	672,079
		Series - 2004 PWR4 (Class A3)
540,000	i	Bear Stearns Commercial Mortgage Securities	5.580	09/11/41	546,528
		Series - 2006 PW13 (Class AM)
495,000		Bear Stearns Commercial Mortgage Securities	5.540	10/12/41	532,929
		Series - 2006 T24 (Class A4)
125,000	i	Bear Stearns Commercial Mortgage Securities	5.470	01/12/45	133,411
		Series - 2007 T26 (Class A4)
660,000	i	Bear Stearns Commercial Mortgage Securities	4.750	02/13/46	694,687
		Series - 2004 T16 (Class A6)
215,000	i	Bear Stearns Commercial Mortgage Securities	5.690	06/11/50	227,921
		Series - 2007 PW17 (Class A4)
185,000		Bear Stearns Commercial Mortgage Securities	5.700	06/11/50	192,758
		Series - 2007 PW18 (Class A4)
585,000		Citigroup, Inc	5.320	12/11/49	606,364
		Series - 2007 CD4 (Class A4)
255,000	i	Commercial Mortgage Pass Through Certificates	5.810	12/10/49	274,360
		Series - 2007 C9 (Class A4)
174,360		Countrywide Home Loan Mortgage Pass Through Trust	5.250	09/25/35	178,276
		Series - 2005 17 (Class 1A10)
190,000		Credit Suisse Mortgage Capital Certificates	5.470	09/15/39	199,269
		Series - 2006 C4 (Class A3)
310,000		CS First Boston Mortgage Securities Corp	3.940	05/15/38	321,637
		Series - 2003 C3 (Class A5)
290,000		CS First Boston Mortgage Securities Corp	4.050	05/15/38	293,155
		Series - 2003 C3 (Class B)
625,000	i	CS First Boston Mortgage Securities Corp	5.100	08/15/38	668,052
		Series - 2005 C5 (Class A4)

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$220,000	i	CS First Boston Mortgage Securities Corp	5.100%	08/15/38	$212,844
		Series - 2005 C5 (Class AJ)
330,000		GMAC Commercial Mortgage Securities, Inc	5.020	04/10/40	352,481
		Series - 2003 C3 (Class A4)
180,000	i	Greenwich Capital Commercial Funding Corp	5.320	06/10/36	194,147
		Series - 0 GG1 (Class A7)
460,000	i	Greenwich Capital Commercial Funding Corp	5.220	04/10/37	488,131
		Series - 2005 GG5 (Class A5)
300,000	i	Greenwich Capital Commercial Funding Corp	5.280	04/10/37	302,593
		Series - 2005 GG5 (Class AM)
725,000	i	Greenwich Capital Commercial Funding Corp	5.880	07/10/38	790,974
		Series - 2006 GG7 (Class A4)
2,845,000	i	Greenwich Capital Commercial Funding Corp	5.890	07/10/38	2,930,067
		Series - 2006 GG7 (Class AM)
515,779		Greenwich Capital Commercial Funding Corp	5.380	03/10/39	529,876
		Series - 2007 GG9 (Class A2)
550,000		Greenwich Capital Commercial Funding Corp	5.440	03/10/39	579,468
		Series - 2007 GG9 (Class A4)
610,000		Greenwich Capital Commercial Funding Corp	5.480	03/10/39	609,431
		Series - 2007 GG9 (Class AM)
350,000		Greenwich Capital Commercial Funding Corp	5.740	12/10/49	369,827
		Series - 2007 GG11 (Class A4)
450,000	i	GS Mortgage Securities Corp II	5.550	04/10/38	483,362
		Series - 2006 GG6 (Class A4)
740,000	i	GS Mortgage Securities Corp II	5.620	04/10/38	747,664
		Series - 2006 GG6 (Class AM)
1,350,000		GS Mortgage Securities Corp II	5.560	11/10/39	1,431,985
		Series - 2006 GG8 (Class A4)
175,000	g	GS Mortgage Securities Corp II	5.150	08/10/43	177,817
		Series - 2010 C1 (Class B)
90,000	g	JP Morgan Chase Commercial Mortgage Securities Corp	5.630	12/05/27	96,506
		Series - 2009 IWST (Class A2)
25,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.070	11/15/43	23,649
		Series - 2010 C2 (Class B)
50,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.530	11/15/43	46,792
		Series - 2010 C2 (Class C)
125,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.430	12/12/43	132,507
		Series - 2006 CB17 (Class A4)
825,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.200	12/15/44	861,896
		Series - 2005 LDP5 (Class A2)
1,110,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.340	05/15/47	1,151,988
		Series - 2006 LDP9 (Class A3)
950,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.440	06/12/47	995,533
		Series - 2007 CB18 (Class A4)
360,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.820	06/15/49	376,652
		Series - 2007 LD11 (Class A4)
545,000		LB-UBS Commercial Mortgage Trust	4.740	02/15/30	570,846
		Series - 2005 C1 (Class A4)
415,000	i	LB-UBS Commercial Mortgage Trust	5.150	04/15/30	435,429
		Series - 2005 C2 (Class A5)
380,000		LB-UBS Commercial Mortgage Trust	5.160	02/15/31	405,908
		Series - 2006 C1 (Class A4)

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$220,000		LB-UBS Commercial Mortgage Trust	4.390%	03/15/32	$230,488
		Series - 2003 C1 (Class A4)
125,000		LB-UBS Commercial Mortgage Trust	5.370	09/15/39	133,736
		Series - 2006 C6 (Class A4)
1,405,000		LB-UBS Commercial Mortgage Trust	5.420	02/15/40	1,475,446
		Series - 2007 C1 (Class A4)
970,000		LB-UBS Commercial Mortgage Trust	5.430	02/15/40	1,000,262
		Series - 2007 C2 (Class A3)
675,000	i	LB-UBS Commercial Mortgage Trust	5.490	02/15/40	650,237
		Series - 2007 C2 (Class AM)
225,000	i	Merrill Lynch Mortgage Trust	5.240	11/12/37	220,475
		Series - 2005 CKI1 (Class AJ)
290,000	i	Merrill Lynch Mortgage Trust	5.110	07/12/38	294,909
		Series - 2005 CIP1 (Class AM)
235,000	i	Merrill Lynch Mortgage Trust	5.660	05/12/39	253,273
		Series - 2006 C1 (Class A4)
450,000	i	Merrill Lynch Mortgage Trust	5.830	06/12/50	473,781
		Series - 2007 C1 (Class A3)
475,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.420	02/12/39	512,770
		Series - 2006 1 (Class A4)
440,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.960	08/12/49	434,835
		Series - 2007 8 (Class AM)
1,005,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.170	12/12/49	1,040,212
		Series - 2006 4 (Class A3)
390,000	i	Merrill Lynch/Countrywide Commerical Mortgage Trust	5.470	02/12/39	406,047
		Series - 0 1 (Class A3)
66,788		Morgan Stanley Capital I	4.690	06/13/41	66,751
		Series - 2004 T15 (Class A2)
505,000	i	Morgan Stanley Capital I	5.270	06/13/41	540,921
		Series - 2004 T15 (Class A4)
610,000		Morgan Stanley Capital I	5.170	01/14/42	652,849
		Series - 2005 HQ5 (Class A4)
1,600,000	i	Morgan Stanley Capital I	5.450	02/12/44	1,660,435
		Series - 2007 HQ11 (Class A4)
590,000		Morgan Stanley Capital I	5.360	03/15/44	608,612
		Series - 2007 IQ13 (Class A4)
225,000	i	Morgan Stanley Capital I	5.730	07/12/44	244,117
		Series - 2006 HQ9 (Class A4)
50,000	i	Morgan Stanley Capital I	5.690	04/15/49	51,820
		Series - 2007 IQ14 (Class A4)
205,000	i	Morgan Stanley Capital I	5.540	11/12/49	208,938
		Series - 2007 T25 (Class AM)
245,000		Morgan Stanley Capital I	4.770	07/15/56	235,240
		Series - 0 IQ9 (Class AJ)
250,000	i	Wachovia Bank Commercial Mortgage Trust	5.290	12/15/44	256,501
		Series - 2005 C22 (Class A3)
200,000	i	Wachovia Bank Commercial Mortgage Trust	5.360	12/15/44	186,879
		Series - 2005 C22 (Class AJ)
525,000	i	Wachovia Bank Commercial Mortgage Trust	5.900	02/15/51	544,884
		Series - 2007 C33 (Class A4)

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$200,000	i	Wachovia Bank Commercial Mortgage Trust	5.900%	02/15/51	$206,466
		Series - 2007 C33 (Class A5)

		TOTAL OTHER MORTGAGE BACKED			39,927,583

		TOTAL STRUCTURED ASSETS			41,458,193
		(Cost $41,068,803)

		TOTAL BONDS			1,306,032,622
		(Cost $1,320,973,978)

SHARES		COMPANY

PREFERRED STOCKS - 0.0%

BANKS - 0.0%
30,000	*	Federal Home Loan Mortgage Corp (FHLMC)	8.380	12/30/49	18,870
115,000	*	Federal National Mortgage Association (FNMA)	8.250	12/30/49	64,400

		TOTAL BANKS			83,270

		TOTAL PREFERRED STOCKS			83,270
		(Cost $66,800)

PRINCIPAL	ISSUER

SHORT-TERM INVESTMENTS - 0.7%
TREASURY DEBT - 0.7%
$9,400,000	United States Treasury Bill	01/13/11	9,399,890

	TOTAL TREASURY DEBT		9,399,890

	TOTAL SHORT-TERM INVESTMENTS		9,399,890
	(Cost $9,399,890)

	TOTAL INVESTMENTS - 99.9%		1,315,515,782
	(Cost $1,330,440,668)
	OTHER ASSETS & LIABILITIES, NET - 0.1%		1,932,936

	NET ASSETS - 100.0%		$1,317,448,718

Abbreviation(s):
REIT - Real Estate Investment Trust
*	Non-income producing.
b	In bankruptcy.
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.
At December 31, 2010 the value of these securities amounted to $4,686,493 or 0.4% of net assets.

h	These securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon reflects the rate at period end.
j	Zero coupon.
n	In default.

TIAA-CREF FUNDS – Money Market Fund

TIAA-CREF FUNDS
MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2010

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 100.0%

BANKERS’ ACCEPTANCES - 0.3%
$392,000		JPMorgan Chase Bank NA		01/10/11	$391,974
632,000		JPMorgan Chase Bank NA		01/12/11	631,949
537,000		JPMorgan Chase Bank NA		01/19/11	536,927
312,000		JPMorgan Chase Bank NA		01/24/11	311,945
435,000		JPMorgan Chase Bank NA		01/31/11	434,904
306,000		JPMorgan Chase Bank NA		02/22/11	305,881
217,000		JPMorgan Chase Bank NA		03/14/11	216,883
154,000		JPMorgan Chase Bank NA		03/21/11	153,909
309,000		JPMorgan Chase Bank NA		04/18/11	308,752

		TOTAL BANKERS’ ACCEPTANCES			3,293,124

CERTIFICATE OF DEPOSIT - 8.7%
5,000,000		Bank of Montreal	0.230%	01/06/11	5,000,000
8,180,000		Bank of Nova Scotia	0.290	01/20/11	8,180,000
5,000,000		Bank of Nova Scotia	0.250	02/24/11	5,000,000
10,000,000		Bank of Nova Scotia	0.270	03/01/11	10,000,000
5,000,000		Bank of Nova Scotia	0.290	03/03/11	5,000,000
5,000,000	i	Barclays Bank plc	0.510	01/11/11	5,000,000
9,000,000		Barclays Bank plc	0.450	05/23/11	9,000,000
5,000,000		Barclays Bank plc	0.400	06/20/11	5,000,000
5,000,000		BNP Paribas	0.250	01/18/11	5,000,000
5,500,000		BNP Paribas	0.310	02/11/11	5,500,063
3,000,000		BNP Paribas	0.270	02/15/11	3,000,000
5,000,000		Credit Agricole S.A.	0.260	01/19/11	5,000,000
5,000,000		Rabobank Nederland NV	0.290	01/06/11	5,000,000
5,000,000		Toronto-Dominion Bank	0.250	01/13/11	5,000,000
2,000,000		Toronto-Dominion Bank	0.240	02/23/11	2,000,000
10,000,000		Toronto-Dominion Bank	0.240	02/25/11	10,000,000
5,000,000		Toronto-Dominion Bank	0.300	05/09/11	5,000,000

		TOTAL CERTIFICATE OF DEPOSIT			97,680,063

COMMERCIAL PAPER - 39.3%
3,000,000		Abbott Laboratories		01/11/11	2,999,850
5,100,000		American Honda Finance Corp		01/06/11	5,099,844
5,000,000		American Honda Finance Corp		01/12/11	4,999,679
2,600,000		American Honda Finance Corp		01/18/11	2,599,699
5,000,000		American Honda Finance Corp		01/21/11	4,999,250
10,000,000		American Honda Finance Corp		01/27/11	9,998,412
2,335,000		American Honda Finance Corp		02/03/11	2,334,529
10,000,000		Australia & New Zealand Banking Group Ltd		01/10/11	9,999,350
5,000,000		Australia & New Zealand Banking Group Ltd		02/08/11	4,998,654
5,000,000		Australia & New Zealand Banking Group Ltd		03/16/11	4,996,814
4,175,000		Bank of Nova Scotia		01/03/11	4,174,954
2,170,000		Bank of Nova Scotia		01/06/11	2,169,925

TIAA-CREF FUNDS – Money Market Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$5,000,000	Bank of Nova Scotia		01/07/11	$4,999,791
4,280,000	Coca-Cola Co		01/04/11	4,279,913
3,075,000	Coca-Cola Co		01/28/11	3,074,493
10,000,000	Coca-Cola Co		03/25/11	9,994,235
5,000,000	Commonwealth Bank of Australia		02/16/11	4,998,275
4,930,000	Commonwealth Bank of Australia		03/15/11	4,927,175
7,000,000	Credit Agricole North America, Inc		01/07/11	6,999,691
3,000,000	Credit Agricole North America, Inc		01/12/11	2,999,757
4,455,000	Credit Agricole North America, Inc		02/03/11	4,453,836
4,560,000	Fairway Finance LLC		01/04/11	4,559,879
1,935,000	Fairway Finance LLC		02/09/11	1,934,455
4,365,000	Fairway Finance LLC		03/07/11	4,362,793
3,180,000	Fairway Finance LLC		03/10/11	3,178,258
10,000,000	General Electric Capital Corp		01/24/11	9,998,594
10,000,000	General Electric Capital Corp		03/29/11	9,994,442
1,280,000	General Electric Capital Corp		04/06/11	1,279,122
4,600,000	General Electric Capital Corp		05/03/11	4,596,103
16,550,000	Johnson & Johnson		01/14/11	16,548,859
2,875,000	Johnson & Johnson		02/01/11	2,874,579
1,000,000	Johnson & Johnson		02/10/11	999,778
4,500,000	Johnson & Johnson		03/30/11	4,497,690
3,350,000	Johnson & Johnson		05/03/11	3,347,275
223,000	JPMorgan Chase Bank NA		01/03/11	222,997
418,000	JPMorgan Chase Bank NA		01/06/11	417,984
545,000	JPMorgan Chase Bank NA		01/13/11	544,948
490,000	JPMorgan Chase Bank NA		01/20/11	489,930
156,000	JPMorgan Chase Bank NA		01/21/11	155,977
375,000	JPMorgan Chase Bank NA		02/10/11	374,888
360,000	JPMorgan Chase Bank NA		02/14/11	359,880
588,000	JPMorgan Chase Bank NA		02/15/11	587,801
156,000	JPMorgan Chase Bank NA		02/28/11	155,930
191,000	JPMorgan Chase Bank NA		03/01/11	190,912
172,000	JPMorgan Chase Bank NA		03/02/11	171,920
250,000	JPMorgan Chase Bank NA		03/04/11	249,879
190,000	JPMorgan Chase Bank NA		03/28/11	189,873
115,000	JPMorgan Chase Bank NA		04/05/11	114,913
106,000	JPMorgan Chase Bank NA		04/11/11	105,918
172,000	JPMorgan Chase Bank NA		04/19/11	171,856
397,000	JPMorgan Chase Bank NA		05/02/11	396,640
143,000	JPMorgan Chase Bank NA		05/16/11	142,847
312,000	JPMorgan Chase Bank NA		05/23/11	311,655
259,000	JPMorgan Chase Bank NA		05/31/11	258,698
268,000	JPMorgan Chase Bank NA		06/13/11	267,660
5,000,000	Lloyds TSB Bank plc		01/20/11	4,999,327
3,210,000	Lloyds TSB Bank plc		02/11/11	3,209,141
1,650,000	Nestle Capital Corp		01/11/11	1,649,908
2,495,000	Nestle Capital Corp		01/14/11	2,494,784
7,725,000	Nestle Capital Corp		02/10/11	7,723,283
10,000,000	Nestle Capital Corp		04/01/11	9,994,001
5,000,000	Nestle Capital Corp		04/05/11	4,996,801
6,670,000	Old Line Funding LLC		01/04/11	6,669,860
2,025,000	Old Line Funding LLC		01/07/11	2,024,922

TIAA-CREF FUNDS – Money Market Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$7,595,000	Old Line Funding LLC		01/13/11	$7,594,411
4,000,000	Old Line Funding LLC		01/19/11	3,999,480
10,000,000	Old Line Funding LLC		01/25/11	9,998,400
3,000,000	Old Line Funding LLC		01/26/11	2,999,521
962,000	Old Line Funding LLC		03/02/11	961,543
5,000,000	Private Export Funding Corp		01/13/11	4,999,550
10,000,000	Private Export Funding Corp		02/11/11	9,997,723
4,000,000	Private Export Funding Corp		03/03/11	3,998,373
1,500,000	Private Export Funding Corp		03/04/11	1,499,380
5,000,000	Private Export Funding Corp		03/08/11	4,997,470
4,000,000	Private Export Funding Corp		03/15/11	3,997,972
5,000,000	Procter & Gamble Co		01/05/11	4,999,877
4,050,000	Procter & Gamble Co		01/13/11	4,049,744
5,000,000	Procter & Gamble International Funding S.C.A		01/10/11	4,999,775
10,000,000	Rabobank USA Financial Corp		02/07/11	9,997,277
8,000,000	Rabobank USA Financial Corp		02/08/11	7,997,762
10,000,000	Royal Bank of Canada		03/04/11	9,996,211
300,000	Sheffield Receivables Corp		01/19/11	299,955
10,000,000	Sheffield Receivables Corp		02/04/11	9,997,544
3,000,000	Societe Generale North America, Inc		01/13/11	2,999,725
4,500,000	Societe Generale North America, Inc		01/14/11	4,499,512
4,500,000	Societe Generale North America, Inc		01/24/11	4,499,224
3,395,000	Societe Generale North America, Inc		01/27/11	3,394,240
3,000,000	Societe Generale North America, Inc		02/01/11	2,999,199
2,480,000	Straight-A Funding LLC		01/05/11	2,479,937
3,945,000	Straight-A Funding LLC		01/11/11	3,944,726
3,000,000	Straight-A Funding LLC		01/25/11	2,999,480
3,000,000	Straight-A Funding LLC		02/04/11	2,999,292
3,000,000	Straight-A Funding LLC		02/10/11	2,999,267
5,000,000	Straight-A Funding LLC		02/14/11	4,998,594
5,000,000	Straight-A Funding LLC		02/15/11	4,998,500
6,000,000	Straight-A Funding LLC		02/17/11	5,998,198
8,000,000	Straight-A Funding LLC		03/03/11	7,996,611
10,000,000	Toronto-Dominion Holdings USA, Inc		01/20/11	9,998,707
4,700,000	Toronto-Dominion Holdings USA, Inc		01/25/11	4,699,217
2,000,000	Toronto-Dominion Holdings USA, Inc		03/07/11	1,999,061
3,780,000	Toyota Motor Credit Corp		01/25/11	3,779,244
5,000,000	Unilever Capital Corp		01/26/11	4,999,375
8,830,000	US Bank NA	0.250%	01/11/11	8,830,000
10,000,000	US Bank NA		03/28/11	9,994,506
865,000	Variable Funding Capital Co LLC		01/25/11	864,839
925,000	Variable Funding Capital Co LLC		02/15/11	924,710
5,000,000	Westpac Banking Corp		02/01/11	4,998,880
1,700,000	Westpac Banking Corp		06/14/11	1,696,825

	TOTAL COMMERCIAL PAPER			441,888,923

GOVERNMENT AGENCY DEBT - 27.0%
1,000,000	Federal Farm Credit Bank (FFCB)		01/03/11	999,989
415,000	FFCB		02/11/11	414,905
1,050,000	Federal Home Loan Bank (FHLB)		01/03/11	1,049,991
4,000,000	FHLB		01/04/11	3,999,943
3,560,000	FHLB		01/07/11	3,559,905

TIAA-CREF FUNDS – Money Market Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$3,500,000	FHLB		01/14/11	$3,499,810
125,000	FHLB		01/18/11	124,987
5,000,000	FHLB		01/19/11	4,999,563
19,055,000	FHLB		01/21/11	19,053,181
2,020,000	FHLB		01/24/11	2,019,787
6,761,000	FHLB		01/26/11	6,760,174
5,120,000	FHLB		02/02/11	5,119,249
12,677,000	FHLB		02/09/11	12,674,779
4,500,000	FHLB		02/11/11	4,499,231
5,000,000	FHLB		02/16/11	4,998,946
9,785,000	FHLB		02/18/11	9,782,782
3,016,000	FHLB		02/23/11	3,015,334
5,000,000	FHLB		03/04/11	4,998,493
300,000	FHLB		03/07/11	299,740
5,000,000	FHLB		03/09/11	4,998,511
5,475,000	FHLB		03/23/11	5,473,029
2,340,000	FHLB		05/06/11	2,338,213
5,000,000	Federal Home Loan Mortgage Corp (FHLMC)		01/03/11	4,999,951
4,980,000	FHLMC		01/10/11	4,979,813
2,000,000	FHLMC		01/11/11	1,999,881
5,000,000	FHLMC		01/18/11	4,999,575
2,324,000	FHLMC		01/28/11	2,323,704
4,008,000	FHLMC		01/31/11	4,007,495
5,100,000	FHLMC		02/07/11	5,099,161
7,550,000	FHLMC		02/15/11	7,548,443
2,585,000	FHLMC		02/25/11	2,584,388
5,300,000	FHLMC		03/01/11	5,298,437
4,000,000	FHLMC		03/07/11	3,998,736
1,499,000	FHLMC		03/14/11	1,498,490
6,747,000	FHLMC		03/15/11	6,744,537
8,000,000	FHLMC		03/21/11	7,997,191
700,000	FHLMC		04/19/11	699,580
780,000	FHLMC		10/07/11	778,187
886,000	Federal National Mortgage Association (FNMA)		01/04/11	885,984
17,650,000	FNMA		01/05/11	17,649,690
1,000,000	FNMA		01/10/11	999,950
17,795,000	FNMA		01/12/11	17,794,090
13,475,000	FNMA		01/18/11	13,473,606
5,000,000	FNMA		01/19/11	4,999,500
3,025,000	FNMA		01/24/11	3,024,652
6,075,000	FNMA		01/26/11	6,074,452
2,600,000	FNMA		02/01/11	2,599,597
7,200,000	FNMA		02/14/11	7,198,668
2,200,000	FNMA		02/15/11	2,199,546
14,535,000	FNMA		02/16/11	14,531,748
5,904,000	FNMA		02/23/11	5,902,685
500,000	FNMA		02/28/11	499,839
1,150,000	FNMA		03/01/11	1,149,095
5,330,000	FNMA		03/02/11	5,328,381
5,000,000	FNMA		03/08/11	4,998,258
10,000,000	FNMA		03/14/11	9,996,700
4,000,000	FNMA		03/16/11	3,998,643

TIAA-CREF FUNDS – Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$2,125,000		FNMA		04/11/11	$2,122,344
945,000		FNMA		04/26/11	943,581
810,000		FNMA		05/02/11	808,693
4,807,000		Federal National Mortgage Association (FNMA)		02/09/11	4,805,949
410,000		FMNA		04/13/11	409,773

		TOTAL GOVERNMENT AGENCY DEBT			302,633,535

TREASURY DEBT - 15.7%
9,000,000		United States Treasury Bill		01/20/11	8,999,269
5,000,000		United States Treasury Bill		02/10/11	4,999,306
8,000,000		United States Treasury Bill		02/17/11	7,998,694
4,000,000		United States Treasury Bill		02/24/11	3,999,310
1,070,000		United States Treasury Bill		03/03/11	1,069,710
10,770,000		United States Treasury Bill		03/10/11	10,766,607
5,000,000		United States Treasury Bill		04/14/11	4,997,568
8,220,000		United States Treasury Bill		04/21/11	8,215,961
5,000,000		United States Treasury Bill		04/28/11	4,996,888
17,357,000		United States Treasury Bill		05/12/11	17,345,868
8,670,000		United States Treasury Bill		05/19/11	8,663,253
5,160,000		United States Treasury Bill		05/26/11	5,156,602
5,000,000		United States Treasury Bill		06/23/11	4,995,555
6,500,000		United States Treasury Note	0.880%	01/31/11	6,502,771
9,995,000		United States Treasury Note	0.880	02/28/11	10,006,133
10,000,000		United States Treasury Note	0.880	03/31/11	10,017,265
16,970,000		United States Treasury Note	0.880	04/30/11	17,005,238
25,000,000		United States Treasury Note	0.880	05/31/11	25,065,808
2,000,000		United States Treasury Note	1.130	06/30/11	2,009,032
8,000,000		United States Treasury Note	1.000	07/31/11	8,035,406
3,500,000		United States Treasury Note	1.000	08/31/11	3,516,725
2,050,000		United States Treasury Note	1.000	09/30/11	2,061,129

		TOTAL TREASURY DEBT			176,424,098

VARIABLE RATE NOTES - 9.0%
5,000,000	i	Federal Farm Credit Bank (FFCB)	0.160	05/16/11	4,999,724
5,000,000	i	FFCB	0.400	06/01/11	4,998,968
4,500,000	i	FFCB	0.290	06/17/11	4,500,628
8,920,000	i	FFCB	0.260	07/15/11	8,919,729
5,000,000	i	Federal Home Loan Bank (FHLB)	0.240	05/06/11	4,999,476
9,000,000	i	FHLB	0.320	05/26/11	9,000,000
9,500,000	i	FHLB	0.370	06/01/11	9,500,793
12,000,000	i	FHLB	0.370	06/15/11	12,005,504
5,000,000	i	FHLB	0.160	07/11/11	4,999,589
5,000,000	i	Federal Home Loan Mortgage Corp (FHLMC)	0.330	11/07/11	5,002,365
22,000,000	i	FHLMC	0.180	11/09/11	21,986,146
10,000,000	i	FHLMC	0.350	01/09/12	10,007,758

		TOTAL VARIABLE RATE NOTES			100,920,680

		TOTAL SHORT-TERM INVESTMENTS			1,122,840,423
		(Cost $1,122,840,423)

		TOTAL INVESTMENTS- 100.0%			1,122,840,423
		(Cost $1,122,840,423)

		OTHER ASSETS & LIABILITIES, NET - 0.0%			(37,513)

		NET ASSETS - 100.0%			$1,122,802,910

i	Floating or variable rate security. Coupon reflects the rate at period end.

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Note 1—organization and significant accounting policies

TIAA-CREF Funds (the “Trust”) is a Delaware statutory trust that was organized on April 15, 1999 and is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The following are the TIAA-CREF Funds included in this report: Real Estate Securities Fund, Bond Fund, Bond Plus Fund, Short-Term Bond Fund, High-Yield Fund, Tax-Exempt Bond Fund, Inflation-Linked Bond Fund, Bond Index Fund and the Money Market Fund (the “Funds” or individually the “Fund”).

The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly-owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly-owned indirect subsidiary of TIAA, which is registered with the Commission as an investment adviser, provides investment management services for the Funds. The Funds offer up to four share classes, although any one Fund may not necessarily offer all four classes. The Funds may offer Institutional, Retirement, Retail and Premier Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the Board of Trustees (“Trustees”) and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

The accompanying schedule of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: For all Funds (other than the Money Market Fund), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedule of investments. Investments held by the Money Market Fund are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

Accounting for investments: Securities transactions are accounted for as of the trade date for financial reporting purposes.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Repurchase agreements: Each Fund may enter into repurchase agreements with banks or broker-dealers. Repurchase agreements involve the purchase of securities from an institution, subject to the seller’s agreement to repurchase and the Fund’s agreement to resell such securities at a mutually agreed-upon price. Pursuant to the terms of the repurchase agreement, securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the agreed-upon repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If a request for additional collateral is not met, or if the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and pursue a claim for any remaining loss against the seller.

Securities purchased on a when-issued or delayed-delivery basis: The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Treasury Inflation-Protected Securities: The Funds (other than the Money Market Fund) may invest in Treasury Inflation-Protected Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer Price Index.

Dollar rolls transactions: Some of the Funds may enter into mortgage dollar rolls in which a Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, a Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Transactions with affiliates: The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Trustees, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

Note 2—valuation of investments

Portfolio Investments are valued at fair value utilizing various valuation methods approved by the Trustees. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds, net assets are calculated, such securities may be valued at fair value in accordance with procedures adopted by the Trustees. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments: Short-term investments with maturities of 60 days or less are valued at amortized cost. Short-term investments (other than those in the Money Market Fund) with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments are generally categorized in Level 2 of the fair value hierarchy. Short-term investments in the Money Market Fund are all valued at amortized cost. Money Market Fund investments are categorized as Level 2 in the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Trustees. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended December 31, 2010, there were no significant transfers between levels by the Funds.

As of December 31, 2010, 100% of the value of investments in the High-Yield Fund, Tax-Exempt Bond Fund, Inflation-Linked Bond Fund, and the Money Market Fund were valued based on Level 2 inputs.

The following is a summary of the inputs used to value the remaining Funds’ investments as of December 31, 2010:

Fund	Level 1	Level 2	Level 3	Total

Real Estate Securities
Asset Management & Custody Banks	$13,990,000	$-	$-	$13,990,000
Diversified REIT’s	34,998,600	-	-	34,998,600
Homebuilding	6,016,000	-	-	6,016,000
Hotels, Resorts, & Cruise Lines	15,588,000	-	-	15,588,000
Industrial REIT’s	27,743,400	-	-	27,743,400
Mortgage REIT’s	6,272,000	-	-	6,272,000
Office REIT’s	96,934,600	-	-	96,934,600
Real Estate Development	3,860,000	-	-	3,860,000
Real State Operating Companies	16,247,000	-	-	16,247,000
Residential REIT’s	123,880,000	-	-	123,880,000
Retail REIT’s	174,106,067	-	-	174,106,067
Specialized REIT’s	211,257,789	-	-	211,257,789
Short-term investments	-	11,419,999	-	11,419,999

Total	$730,893,456	$11,419,999	$-	$742,313,455

Bond
Corporate Bonds	$-	$615,284,974	$-	$615,284,974
Government Bonds	-	1,123,867,316	-	1,123,867,316
Structured Assets	-	129,875,814	-	129,875,814
Preferred Stocks	179,847	-	-	179,847
Short-term investments	-	484,824,418	-	484,824,418

Total	$179,847	$2,353,852,522	$-	$2,354,032,369

Bond Plus
Bank Loan Obilgations	$-	$3,859,703	$-	$3,859,703
Corporate Bonds	-	224,750,174	-	224,750,174
Government Bonds	-	380,201,305	-	380,201,305
Structured Assets	-	59,415,325	-	59,415,325
Preferred Stocks	86,112	-	-	86,112
Investments in Registered Investment Companies	5,214,589	-	-	5,214,589
Short-term investments	-	93,251,600	-	93,251,600

Total	$5,300,701	$761,478,107	$-	$766,778,808

Short-Term Bond
Bank Loan Obilgations	$-	$1,491,460	$-	$1,491,460
Corporate Bonds	-	184,163,171	-	184,163,171
Government Bonds	-	295,227,447	-	295,227,447
Structured Assets	-	24,586,140	-	24,586,140
Preferred Stocks	41,170	-	-	41,170
Short-term investments	-	21,304,999	-	21,304,999

Total	$41,170	$526,773,217	$-	$526,814,387

Bond Index
Corporate Bonds	$-	$286,281,566	$-	$286,281,566
Government Bonds	-	978,292,863	-	978,292,863
Structured Assets	-	41,458,193	-	41,458,193
Preferred Stocks	83,270	-	-	83,270
Short-term investments	-	9,399,890	-	9,399,890

Total	$83,270	$1,315,432,512	$-	$1,315,515,782

Note 3—affiliated investments

Companies in which the Fund holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Fund, pursuant to the 1940 Act. Additionally, investments in other investment companies advised by Advisors or affiliated entities are deemed to be affiliated companies. Information regarding transactions with affiliated companies is as follows:

Issue	Value at September 30, 2010	Purchase Cost	Sales Proceeds	Realized Gain/(Loss)	Dividend Income	Withholding Expense	Shares at December 31, 2010	Value at December 31, 2010

Real Estate Securities Fund
Thomas Properties Group	$13,744,500	$-	$-	$-	$-	$-	3,850,000	$16,247,000

		$-	$-	$-	$-	$-		$16,247,000

Bond Plus Fund
TIAA-CREF High-Yield Fund (Institutional Class)	$5,086,766	$91,345	$-	$-	$91,345	$-	531,559	$5,214,589

		$91,345	$-	$-	$91,345	$-		$5,214,589

Note 4—investments

At December 31, 2010, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Book Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

Real Estate	$714,941,600	$64,261,408	$(36,889,553)	$27,371,855
Bond	2,315,401,541	60,951,460	(22,320,632)	38,630,828
Bond Plus	761,154,078	23,288,968	(17,664,238)	5,624,730
Short-Term Bond	523,863,563	9,451,219	(6,500,395)	2,950,824
High-Yield	762,835,511	43,352,778	(2,684,304)	40,668,474
Tax-Exempt Bond	305,265,212	5,187,537	(8,161,992)	(2,974,455)
Inflation-Linked Bond	984,137,125	54,517,858	(850,939)	53,666,919
Bond Index	1,330,440,641	4,091,429	(19,016,288)	(14,924,859)

TIAA-CREF FUNDS
MANAGED ALLOCATION FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2010

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.8%(a)
21,915,370	TIAA-CREF Bond Plus Fund	$222,660,163
260,868	TIAA-CREF Emerging Markets Equity Fund	3,073,027
5,570,271	TIAA-CREF Enhanced International Equity Index Fund	39,771,735
6,046,190	TIAA-CREF Enhanced Large-Cap Growth Index Fund	55,745,869
6,751,737	TIAA-CREF Enhanced Large-Cap Value Index Fund	54,418,999
3,846,176	TIAA-CREF Growth & Income Fund	34,923,282
4,108,181	TIAA-CREF International Equity Fund	40,712,073
3,983,209	TIAA-CREF Large-Cap Growth Fund	41,027,054
3,161,115	TIAA-CREF Large-Cap Value Fund	41,315,767
155,693	TIAA-CREF Mid-Cap Growth Fund	2,983,074
193,726	TIAA-CREF Mid-Cap Value Fund	3,304,965
1,500,549	TIAA-CREF Small-Cap Equity Fund	21,697,934

	TOTAL TIAA-CREF FUNDS (Cost $536,486,920)	561,633,942

	TOTAL INVESTMENTS - 99.8% (Cost $536,486,920)	561,633,942
	OTHER ASSETS & LIABILITIES, NET - 0.2%	1,002,389

	NET ASSETS - 100.0%	$562,636,331

(a) The fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

1

TIAA-CREF Managed Allocation Fund—Notes to Schedule of Investments (unaudited)

Note 1—organization and significant accounting policies

The TIAA-CREF Managed Allocation Fund (the “Fund”) is one of the investment portfolios of the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that was organized on April 15, 1999 and is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company.

The Fund offers its shares, without a sales load, through its principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly-owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly-owned indirect subsidiary of TIAA, which is registered with the Commission as an investment adviser, provides investment management services for the Fund. The Fund offers three share classes: Institutional, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Fund’s organizational documents, the Board of Trustees (“Trustees”) and officers of the Fund are indemnified against certain liabilities that may arise out of their duties to the Fund. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

The accompanying schedule of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Fund.

Security valuation: The Fund’s investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedule of investments.

Accounting for investments: Securities transactions are accounted for as of the trade date for financial reporting purposes.

Transactions with affiliates: The Fund may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Trustees, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Trustees. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used

2

for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the period ended December 31, 2010, there were no significant transfers between levels by the Fund.

As of December 31, 2010, 100% of the value of investments in the Fund were valued based on Level 1 inputs.

Note 3—investments

At December 31, 2010, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments was $25,147,022 consisting of gross unrealized appreciation of $35,561,823 and gross unrealized depreciation of $(10,414,801).

3

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2010 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2010 FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2010

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.8%(a)

FIXED INCOME - 37.7%
19,403,180	TIAA-CREF Bond Fund	$201,405,010
526,243	TIAA-CREF Bond Plus Fund	5,346,634
1,448,699	TIAA-CREF High-Yield Fund	14,211,733

	TOTAL FIXED INCOME	220,963,377

INFLATION-PROTECTED ASSETS - 5.9%
3,123,223	TIAA-CREF Inflation-Linked Bond Fund	34,542,847

	TOTAL INFLATION-PROTECTED ASSETS	34,542,847

INTERNATIONAL EQUITY - 12.3%
349,840	TIAA-CREF Emerging Markets Equity Fund	4,121,111
4,719,174	TIAA-CREF Enhanced International Equity Index Fund	33,694,903
3,479,099	TIAA-CREF International Equity Fund	34,477,871

	TOTAL INTERNATIONAL EQUITY	72,293,885

SHORT-TERM FIXED INCOME - 6.4%
3,057,239	TIAA-CREF Money Market Fund	3,057,239
3,320,534	TIAA-CREF Short-Term Bond Fund	34,267,913

	TOTAL SHORT-TERM FIXED INCOME	37,325,152

U.S. EQUITY - 37.5%
5,135,517	TIAA-CREF Enhanced Large-Cap Growth Index Fund	47,349,466
5,734,905	TIAA-CREF Enhanced Large-Cap Value Index Fund	46,223,337
3,373,517	TIAA-CREF Growth & Income Fund	30,631,536
3,469,446	TIAA-CREF Large-Cap Growth Fund	35,735,289
2,757,406	TIAA-CREF Large-Cap Value Fund	36,039,302
135,825	TIAA-CREF Mid-Cap Growth Fund	2,602,408
169,682	TIAA-CREF Mid-Cap Value Fund	2,894,768
1,268,886	TIAA-CREF Small-Cap Equity Fund	18,348,093

	TOTAL U.S. EQUITY	219,824,199

	TOTAL TIAA-CREF FUNDS (Cost $544,673,001)	584,949,460

	TOTAL INVESTMENTS - 99.8%
	(Cost $544,673,001)	584,949,460
	OTHER ASSETS & LIABILITIES, NET - 0.2%	940,757

	NET ASSETS - 100.0%	$585,890,217

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

1

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2015 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2015 FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2010

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.9%(a)

FIXED INCOME - 34.2%
21,463,936	TIAA-CREF Bond Fund	$222,795,655
1,326,323	TIAA-CREF Bond Plus Fund	13,475,439
2,263,076	TIAA-CREF High-Yield Fund	22,200,772

	TOTAL FIXED INCOME	258,471,866

INFLATION-PROTECTED ASSETS - 4.0%
2,736,085	TIAA-CREF Inflation-Linked Bond Fund	30,261,101

	TOTAL INFLATION-PROTECTED ASSETS	30,261,101

INTERNATIONAL EQUITY - 14.3%
660,149	TIAA-CREF Emerging Markets Equity Fund	7,776,560
6,894,564	TIAA-CREF Enhanced International Equity Index Fund	49,227,185
5,116,822	TIAA-CREF International Equity Fund	50,707,706

	TOTAL INTERNATIONAL EQUITY	107,711,451

SHORT-TERM FIXED INCOME - 4.0%
2,944,933	TIAA-CREF Short-Term Bond Fund	30,391,708

	TOTAL SHORT-TERM FIXED INCOME	30,391,708

U.S. EQUITY - 43.4%
7,711,280	TIAA-CREF Enhanced Large-Cap Growth Index Fund	71,098,001
8,600,947	TIAA-CREF Enhanced Large-Cap Value Index Fund	69,323,634
5,004,061	TIAA-CREF Growth & Income Fund	45,436,876
5,156,847	TIAA-CREF Large-Cap Growth Fund	53,115,522
4,090,696	TIAA-CREF Large-Cap Value Fund	53,465,391
201,219	TIAA-CREF Mid-Cap Growth Fund	3,855,358
251,327	TIAA-CREF Mid-Cap Value Fund	4,287,645
1,854,387	TIAA-CREF Small-Cap Equity Fund	26,814,435

	TOTAL U.S. EQUITY	327,396,862

	TOTAL TIAA-CREF FUNDS (Cost $697,406,753)	754,232,988

	TOTAL INVESTMENTS - 99.9% (Cost $697,406,753)	754,232,988
	OTHER ASSETS & LIABILITIES, NET - 0.1%	992,794

	NET ASSETS - 100.0%	$755,225,782

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds

2

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2020 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2020 FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2010

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.9%(a)

FIXED INCOME - 30.1%
19,912,874	TIAA-CREF Bond Fund	$206,695,629
2,976,141	TIAA-CREF Bond Plus Fund	30,237,590
2,981,658	TIAA-CREF High-Yield Fund	29,250,067

	TOTAL FIXED INCOME	266,183,286

INFLATION-PROTECTED ASSETS - 2.0%
1,673,880	TIAA-CREF Inflation-Linked Bond Fund	18,513,114

	TOTAL INFLATION-PROTECTED ASSETS	18,513,114

INTERNATIONAL EQUITY - 16.2%
890,163	TIAA-CREF Emerging Markets Equity Fund	10,486,121
9,073,092	TIAA-CREF Enhanced International Equity Index Fund	64,781,875
6,827,474	TIAA-CREF International Equity Fund	67,660,264

	TOTAL INTERNATIONAL EQUITY	142,928,260

SHORT-TERM FIXED INCOME - 2.1%
1,796,539	TIAA-CREF Short-Term Bond Fund	18,540,287

	TOTAL SHORT-TERM FIXED INCOME	18,540,287

U.S. EQUITY - 49.5%
10,480,758	TIAA-CREF Enhanced Large-Cap Growth Index Fund	96,632,592
11,677,702	TIAA-CREF Enhanced Large-Cap Value Index Fund	94,122,276
6,616,613	TIAA-CREF Growth & Income Fund	60,078,844
6,818,878	TIAA-CREF Large-Cap Growth Fund	70,234,446
5,407,797	TIAA-CREF Large-Cap Value Fund	70,679,904
265,870	TIAA-CREF Mid-Cap Growth Fund	5,094,073
332,137	TIAA-CREF Mid-Cap Value Fund	5,666,259
2,442,001	TIAA-CREF Small-Cap Equity Fund	35,311,331

	TOTAL U.S. EQUITY	437,819,725

	TOTAL TIAA-CREF FUNDS (Cost $808,810,112)	883,984,672

	TOTAL INVESTMENTS - 99.9% (Cost $808,810,112)	883,984,672
	OTHER ASSETS & LIABILITIES, NET - 0.1%	844,488

	NET ASSETS - 100.0%	$884,829,160

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

3

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2025 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2025 FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2010

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.8%(a)

FIXED INCOME - 26.3%
15,410,417	TIAA-CREF Bond Fund	$159,960,129
2,896,069	TIAA-CREF Bond Plus Fund	29,424,059
3,169,123	TIAA-CREF High-Yield Fund	31,089,097

	TOTAL FIXED INCOME	220,473,285

INFLATION-PROTECTED ASSETS - 0.1%
98,465	TIAA-CREF Inflation-Linked Bond Fund	1,089,028

	TOTAL INFLATION-PROTECTED ASSETS	1,089,028

INTERNATIONAL EQUITY - 18.1%
990,320	TIAA-CREF Emerging Markets Equity Fund	11,665,965
9,626,191	TIAA-CREF Enhanced International Equity Index Fund	68,731,006
7,256,888	TIAA-CREF International Equity Fund	71,915,761

	TOTAL INTERNATIONAL EQUITY	152,312,732

SHORT-TERM FIXED INCOME - 0.1%
106,072	TIAA-CREF Short-Term Bond Fund	1,094,659

	TOTAL SHORT-TERM FIXED INCOME	1,094,659

U.S. EQUITY - 55.2%
11,101,428	TIAA-CREF Enhanced Large-Cap Growth Index Fund	102,355,162
12,367,479	TIAA-CREF Enhanced Large-Cap Value Index Fund	99,681,877
7,035,125	TIAA-CREF Growth & Income Fund	63,878,938
7,249,643	TIAA-CREF Large-Cap Growth Fund	74,671,322
5,749,661	TIAA-CREF Large-Cap Value Fund	75,148,063
282,529	TIAA-CREF Mid-Cap Growth Fund	5,413,260
353,051	TIAA-CREF Mid-Cap Value Fund	6,023,051
2,584,902	TIAA-CREF Small-Cap Equity Fund	37,377,681

	TOTAL U.S. EQUITY	464,549,354

	TOTAL TIAA-CREF FUNDS (Cost $761,697,311)	839,519,058

	TOTAL INVESTMENTS - 99.8% (Cost $761,697,311)	839,519,058
	OTHER ASSETS & LIABILITIES, NET - 0.2%	1,571,852

	NET ASSETS - 100.0%	$841,090,910

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

4

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2030 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2030 FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2010

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.9%(a)

FIXED INCOME - 18.7%
9,562,741	TIAA-CREF Bond Fund	$99,261,253
2,265,664	TIAA-CREF Bond Plus Fund	23,019,150
3,040,371	TIAA-CREF High-Yield Fund	29,826,043

	TOTAL FIXED INCOME	152,106,446

INTERNATIONAL EQUITY - 20.0%
1,061,348	TIAA-CREF Emerging Markets Equity Fund	12,502,682
10,239,559	TIAA-CREF Enhanced International Equity Index Fund	73,110,454
7,699,539	TIAA-CREF International Equity Fund	76,302,430

	TOTAL INTERNATIONAL EQUITY	161,915,566

U.S. EQUITY - 61.2%
11,820,220	TIAA-CREF Enhanced Large-Cap Growth Index Fund	108,982,424
13,167,961	TIAA-CREF Enhanced Large-Cap Value Index Fund	106,133,766
7,553,271	TIAA-CREF Growth & Income Fund	68,583,701
7,795,378	TIAA-CREF Large-Cap Growth Fund	80,292,398
6,170,444	TIAA-CREF Large-Cap Value Fund	80,647,709
302,964	TIAA-CREF Mid-Cap Growth Fund	5,804,791
378,351	TIAA-CREF Mid-Cap Value Fund	6,454,661
2,749,613	TIAA-CREF Small-Cap Equity Fund	39,759,407

	TOTAL U.S. EQUITY	496,658,857

	TOTAL TIAA-CREF FUNDS (Cost $724,405,117)	810,680,869

	TOTAL INVESTMENTS - 99.9% (Cost $724,405,117)	810,680,869
	OTHER ASSETS & LIABILITIES, NET - 0.1%	1,150,102

	NET ASSETS - 100.0%	$811,830,971

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

5

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2035 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2035 FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2010

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.9%(a)

FIXED INCOME - 10.7%
4,207,518	TIAA-CREF Bond Fund	$43,674,039
1,400,369	TIAA-CREF Bond Plus Fund	14,227,753
2,962,048	TIAA-CREF High-Yield Fund	29,057,691

	TOTAL FIXED INCOME	86,959,483

INTERNATIONAL EQUITY - 21.9%
1,209,290	TIAA-CREF Emerging Markets Equity Fund	14,245,432
11,209,271	TIAA-CREF Enhanced International Equity Index Fund	80,034,196
8,388,134	TIAA-CREF International Equity Fund	83,126,409

	TOTAL INTERNATIONAL EQUITY	177,406,037

U.S. EQUITY - 67.3%
12,842,211	TIAA-CREF Enhanced Large-Cap Growth Index Fund	118,405,182
14,309,834	TIAA-CREF Enhanced Large-Cap Value Index Fund	115,337,265
8,398,872	TIAA-CREF Growth & Income Fund	76,261,753
8,686,920	TIAA-CREF Large-Cap Growth Fund	89,475,279
6,855,741	TIAA-CREF Large-Cap Value Fund	89,604,535
336,450	TIAA-CREF Mid-Cap Growth Fund	6,446,387
419,773	TIAA-CREF Mid-Cap Value Fund	7,161,321
3,009,994	TIAA-CREF Small-Cap Equity Fund	43,524,510

	TOTAL U.S. EQUITY	546,216,232

	TOTAL TIAA-CREF FUNDS (Cost $709,249,369)	810,581,752

	TOTAL INVESTMENTS - 99.9% (Cost $709,249,369)	810,581,752
	OTHER ASSETS & LIABILITIES, NET - 0.1%	997,952

	NET ASSETS - 100.0%	$811,579,704

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

6

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2040 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2040 FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2010

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.9%(a)

FIXED INCOME - 10.0%
5,847,240	TIAA-CREF Bond Fund	$60,694,354
1,647,375	TIAA-CREF Bond Plus Fund	16,737,330
4,369,974	TIAA-CREF High-Yield Fund	42,869,449

	TOTAL FIXED INCOME	120,301,133

INTERNATIONAL EQUITY - 22.0%
1,806,969	TIAA-CREF Emerging Markets Equity Fund	21,286,093
16,599,623	TIAA-CREF Enhanced International Equity Index Fund	118,521,311
12,401,937	TIAA-CREF International Equity Fund	122,903,197

	TOTAL INTERNATIONAL EQUITY	262,710,601

U.S. EQUITY - 67.9%
19,107,362	TIAA-CREF Enhanced Large-Cap Growth Index Fund	176,169,876
21,279,894	TIAA-CREF Enhanced Large-Cap Value Index Fund	171,515,947
12,508,873	TIAA-CREF Growth & Income Fund	113,580,564
12,940,876	TIAA-CREF Large-Cap Growth Fund	133,291,022
10,213,842	TIAA-CREF Large-Cap Value Fund	133,494,921
500,951	TIAA-CREF Mid-Cap Growth Fund	9,598,228
625,010	TIAA-CREF Mid-Cap Value Fund	10,662,676
4,475,898	TIAA-CREF Small-Cap Equity Fund	64,721,481

	TOTAL U.S. EQUITY	813,034,715

	TOTAL TIAA-CREF FUNDS (Cost $1,036,847,773)	1,196,046,449

	TOTAL INVESTMENTS - 99.9% (Cost $1,036,847,773)	1,196,046,449
	OTHER ASSETS & LIABILITIES, NET - 0.1%	1,237,419

	NET ASSETS - 100.0%	$1,197,283,868

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

7

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2045 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2045 FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2010

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.7%(a)

FIXED INCOME - 10.0%
587,703	TIAA-CREF Bond Fund	$6,100,359
252,218	TIAA-CREF Bond Plus Fund	2,562,530
446,821	TIAA-CREF High-Yield Fund	4,383,313

	TOTAL FIXED INCOME	13,046,202

INTERNATIONAL EQUITY - 22.2%
260,471	TIAA-CREF Emerging Markets Equity Fund	3,068,351
1,804,751	TIAA-CREF Enhanced International Equity Index Fund	12,885,924
1,303,811	TIAA-CREF International Equity Fund	12,920,766

	TOTAL INTERNATIONAL EQUITY	28,875,041

U.S. EQUITY - 67.5%
1,874,823	TIAA-CREF Enhanced Large-Cap Growth Index Fund	17,285,869
2,083,801	TIAA-CREF Enhanced Large-Cap Value Index Fund	16,795,439
1,456,367	TIAA-CREF Growth & Income Fund	13,223,811
1,518,564	TIAA-CREF Large-Cap Growth Fund	15,641,212
1,182,519	TIAA-CREF Large-Cap Value Fund	15,455,520
57,837	TIAA-CREF Mid-Cap Growth Fund	1,108,149
71,962	TIAA-CREF Mid-Cap Value Fund	1,227,673
488,574	TIAA-CREF Small-Cap Equity Fund	7,064,779

	TOTAL U.S. EQUITY	87,802,452

	TOTAL TIAA-CREF FUNDS (Cost $111,015,480)	129,723,695

	TOTAL INVESTMENTS - 99.7% (Cost $111,015,480)	129,723,695
	OTHER ASSETS & LIABILITIES, NET - 0.3%	407,175

	NET ASSETS - 100.0%	$130,130,870

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

8

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2050 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2050 FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2010

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.6%(a)

FIXED INCOME - 10.0%
298,855	TIAA-CREF Bond Fund	$3,102,116
123,848	TIAA-CREF Bond Plus Fund	1,258,293
227,422	TIAA-CREF High-Yield Fund	2,231,011

	TOTAL FIXED INCOME	6,591,420

INTERNATIONAL EQUITY - 22.3%
131,642	TIAA-CREF Emerging Markets Equity Fund	1,550,747
916,181	TIAA-CREF Enhanced International Equity Index Fund	6,541,532
661,979	TIAA-CREF International Equity Fund	6,560,216

	TOTAL INTERNATIONAL EQUITY	14,652,495

U.S. EQUITY - 67.3%
938,602	TIAA-CREF Enhanced Large-Cap Growth Index Fund	8,653,915
1,043,821	TIAA-CREF Enhanced Large-Cap Value Index Fund	8,413,194
738,312	TIAA-CREF Growth & Income Fund	6,703,870
769,724	TIAA-CREF Large-Cap Growth Fund	7,928,158
599,430	TIAA-CREF Large-Cap Value Fund	7,834,546
29,316	TIAA-CREF Mid-Cap Growth Fund	561,696
36,476	TIAA-CREF Mid-Cap Value Fund	622,282
247,519	TIAA-CREF Small-Cap Equity Fund	3,579,123

	TOTAL U.S. EQUITY	44,296,784

	TOTAL TIAA-CREF FUNDS (Cost $56,300,467)	65,540,699

	TOTAL INVESTMENTS - 99.6% (Cost $56,300,467)	65,540,699
	OTHER ASSETS & LIABILITIES, NET - 0.4%	248,074

	NET ASSETS - 100.0%	$65,788,773

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

9

TIAA-CREF LIFECYCLE FUNDS – Lifecycle Retirement Income Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE RETIREMENT INCOME FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2010

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.7%(a)

FIXED INCOME - 39.5%
2,959,545	TIAA-CREF Bond Fund	$30,720,078
38,827	TIAA-CREF Bond Plus Fund	394,479
53,508	TIAA-CREF High-Yield Fund	524,915

	TOTAL FIXED INCOME	31,639,472

INFLATION-PROTECTED ASSETS - 9.8%
710,248	TIAA-CREF Inflation-Linked Bond Fund	7,855,344

	TOTAL INFLATION-PROTECTED ASSETS	7,855,344

INTERNATIONAL EQUITY - 10.0%
64,384	TIAA-CREF Emerging Markets Equity Fund	758,440
506,298	TIAA-CREF Enhanced International Equity Index Fund	3,614,969
370,134	TIAA-CREF International Equity Fund	3,668,025

	TOTAL INTERNATIONAL EQUITY	8,041,434

SHORT-TERM FIXED INCOME - 10.2%
340,358	TIAA-CREF Money Market Fund	340,358
761,901	TIAA-CREF Short-Term Bond Fund	7,862,821

	TOTAL SHORT-TERM FIXED INCOME	8,203,179

U.S. EQUITY - 30.2%
535,722	TIAA-CREF Enhanced Large-Cap Growth Index Fund	4,939,353
597,998	TIAA-CREF Enhanced Large-Cap Value Index Fund	4,819,863
391,660	TIAA-CREF Growth & Income Fund	3,556,273
401,977	TIAA-CREF Large-Cap Growth Fund	4,140,365
318,620	TIAA-CREF Large-Cap Value Fund	4,164,358
15,674	TIAA-CREF Mid-Cap Growth Fund	300,304
19,609	TIAA-CREF Mid-Cap Value Fund	334,528
137,630	TIAA-CREF Small-Cap Equity Fund	1,990,132

	TOTAL U.S. EQUITY	24,245,176

	TOTAL TIAA-CREF FUNDS (Cost $72,234,106)	79,984,605

	TOTAL INVESTMENTS - 99.7%
	(Cost $72,234,106)	79,984,605
	OTHER ASSETS & LIABILITIES, NET - 0.3%	213,724

	NET ASSETS - 100.0%	$80,198,329

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

10

TIAA-CREF LIFECYCLE FUNDS – Notes to Schedules of Investments (unaudited)

Note 1—organization and significant accounting policies

The Lifecycle Funds (the “Funds,” each individually referred to as a “Fund”), are a sub-family of ten funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that was organized on April 15, 1999 and is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of forty-nine series. The remaining funds are presented in separate shareholder reports.

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly-owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors Inc. (“Advisors”), a wholly-owned indirect subsidiary of TIAA, which is registered with the Commission as an investment adviser, provides investment management services for the Funds. The Funds offer up to four share classes, although any one Fund may not necessarily offer all four classes. The Funds may offer Institutional, Retirement, Retail and Premier Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the Board of Trustees (“Trustees”) and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

The accompanying schedule of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedule of investments.

Accounting for investments: Securities transactions are accounted for as of the trade date for financial reporting purposes.

Transactions with affiliates: The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Trustees, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Trustees. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

11

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the period ended December 31, 2010, there were no significant transfers between levels by the Funds.

As of December 31, 2010, 100% of the value of investments in the Lifecycle Funds were valued based on Level 1 inputs.

Note 3—investments

At December 31, 2010, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Book Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

Lifecycle 2010	$544,673,001	$40,798,729	$(522,270)	$40,276,459
Lifecycle 2015	697,406,753	57,056,352	(230,117)	56,826,235
Lifecycle 2020	808,810,112	75,461,264	(286,704)	75,174,560
Lifecycle 2025	761,697,311	78,069,417	(247,670)	77,821,747
Lifecycle 2030	724,405,117	86,435,181	(159,429)	86,275,752
Lifecycle 2035	709,249,369	101,432,998	(100,615)	101,332,383
Lifecycle 2040	1,036,847,773	159,293,563	(94,887)	159,198,676
Lifecycle 2045	111,015,480	18,722,750	(14,535)	18,708,215
Lifecycle 2050	56,300,467	9,246,086	(5,854)	9,240,232
Lifecycle Retirement Income	72,234,106	7,758,981	(8,482)	7,750,499

12

TIAA-CREF LIFECYCLE INDEX FUNDS - Lifecycle Index 2010 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2010 FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2010

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.8%(a)

FIXED INCOME - 44.3%
2,188,958	TIAA-CREF Bond Index Fund	$22,502,491

	TOTAL FIXED INCOME	22,502,491

INFLATION-PROTECTED ASSETS - 6.1%
283,195	TIAA-CREF Inflation-Linked Bond Fund	3,132,141

	TOTAL INFLATION-PROTECTED ASSETS	3,132,141

INTERNATIONAL EQUITY - 12.4%
382,288	TIAA-CREF International Equity Index Fund	6,300,110

	TOTAL INTERNATIONAL EQUITY	6,300,110

U.S. EQUITY - 37.0%
1,970,986	TIAA-CREF Equity Index Fund	18,803,209

	TOTAL U.S. EQUITY	18,803,209

	TOTAL TIAA-CREF FUNDS	50,737,951

	(Cost $48,347,034)

	TOTAL INVESTMENTS - 99.8%	50,737,951
	(Cost $48,347,034)
	OTHER ASSETS & LIABILITIES, NET - 0.2%	92,826

	NET ASSETS - 100.0%	$50,830,777

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

1

TIAA-CREF LIFECYCLE INDEX FUNDS - Lifecycle Index 2015 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2015 FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2010

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.0%(a)

FIXED INCOME - 38.0%
2,750,642	TIAA-CREF Bond Index Fund	$28,276,601

	TOTAL FIXED INCOME	28,276,601

INFLATION-PROTECTED ASSETS - 4.1%
276,474	TIAA-CREF Inflation-Linked Bond Fund	3,057,805

	TOTAL INFLATION-PROTECTED ASSETS	3,057,805

INTERNATIONAL EQUITY - 14.3%
644,717	TIAA-CREF International Equity Index Fund	10,624,928

	TOTAL INTERNATIONAL EQUITY	10,624,928

U.S. EQUITY - 42.6%
3,325,162	TIAA-CREF Equity Index Fund	31,722,042

	TOTAL U.S. EQUITY	31,722,042

	TOTAL TIAA-CREF FUNDS	73,681,376

	(Cost $69,836,475)

	TOTAL INVESTMENTS - 99.0%	73,681,376
	(Cost $69,836,475)
	OTHER ASSETS & LIABILITIES, NET - 1.0%	758,422

	NET ASSETS - 100.0%	$74,439,798

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

2

TIAA-CREF LIFECYCLE INDEX FUNDS - Lifecycle Index 2020 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2020 FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2010

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.8%(a)

FIXED INCOME - 32.2%
2,754,925	TIAA-CREF Bond Index Fund	$28,320,629

	TOTAL FIXED INCOME	28,320,629

INFLATION-PROTECTED ASSETS - 2.2%
170,602	TIAA-CREF Inflation-Linked Bond Fund	1,886,863

	TOTAL INFLATION-PROTECTED ASSETS	1,886,863

INTERNATIONAL EQUITY - 16.4%
874,016	TIAA-CREF International Equity Index Fund	14,403,785

	TOTAL INTERNATIONAL EQUITY	14,403,785

U.S. EQUITY - 49.0%
4,514,514	TIAA-CREF Equity Index Fund	43,068,465

	TOTAL U.S. EQUITY	43,068,465

	TOTAL TIAA-CREF FUNDS	87,679,742

	(Cost $82,417,139)

	TOTAL INVESTMENTS - 99.8%	87,679,742
	(Cost $82,417,139)
	OTHER ASSETS & LIABILITIES, NET - 0.2%	211,175

	NET ASSETS - 100.0%	$87,890,917

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

3

TIAA-CREF LIFECYCLE INDEX FUNDS - Lifecycle Index 2025 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2025 FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2010

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.7%(a)

FIXED INCOME - 26.3%
2,067,915	TIAA-CREF Bond Index Fund	$21,258,170

	TOTAL FIXED INCOME	21,258,170

INFLATION-PROTECTED ASSETS - 0.2%
12,078	TIAA-CREF Inflation-Linked Bond Fund	133,583

	TOTAL INFLATION-PROTECTED ASSETS	133,583

INTERNATIONAL EQUITY - 18.4%
904,952	TIAA-CREF International Equity Index Fund	14,913,601

	TOTAL INTERNATIONAL EQUITY	14,913,601

U.S. EQUITY - 54.8%
4,650,026	TIAA-CREF Equity Index Fund	44,361,252

	TOTAL U.S. EQUITY	44,361,252

	TOTAL TIAA-CREF FUNDS	80,666,606

	(Cost $75,323,538)

	TOTAL INVESTMENTS - 99.7%	80,666,606
	(Cost $75,323,538)
	OTHER ASSETS & LIABILITIES, NET - 0.3%	206,896

	NET ASSETS - 100.0%	$80,873,502

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

4

TIAA-CREF LIFECYCLE INDEX FUNDS - Lifecycle Index 2030 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2030 FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2010

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.7%(a)

FIXED INCOME - 18.7%
1,665,089	TIAA-CREF Bond Index Fund	$17,117,113

	TOTAL FIXED INCOME	17,117,113

INTERNATIONAL EQUITY - 20.3%
1,128,662	TIAA-CREF International Equity Index Fund	18,600,349

	TOTAL INTERNATIONAL EQUITY	18,600,349

U.S. EQUITY - 60.7%
5,822,052	TIAA-CREF Equity Index Fund	55,542,377

	TOTAL U.S. EQUITY	55,542,377

	TOTAL TIAA-CREF FUNDS	91,259,839

	(Cost $84,511,383)

	TOTAL INVESTMENTS - 99.7%	91,259,839
	(Cost $84,511,383)
	OTHER ASSETS & LIABILITIES, NET - 0.3%	241,562

	NET ASSETS - 100.0%	$91,501,401

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

5

TIAA-CREF LIFECYCLE INDEX FUNDS - Lifecycle Index 2035 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2035 FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2010

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.8%(a)

FIXED INCOME - 10.7%
860,903	TIAA-CREF Bond Index Fund	$8,850,082

	TOTAL FIXED INCOME	8,850,082

INTERNATIONAL EQUITY - 22.4%
1,125,058	TIAA-CREF International Equity Index Fund	18,540,950

	TOTAL INTERNATIONAL EQUITY	18,540,950

U.S. EQUITY - 66.7%
5,783,906	TIAA-CREF Equity Index Fund	55,178,464

	TOTAL U.S. EQUITY	55,178,464

	TOTAL TIAA-CREF FUNDS	82,569,496

	(Cost $75,693,961)

	TOTAL INVESTMENTS - 99.8%	82,569,496
	(Cost $75,693,961)
	OTHER ASSETS & LIABILITIES, NET - 0.2%	210,734

	NET ASSETS - 100.0%	$82,780,230

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

6

TIAA-CREF LIFECYCLE INDEX FUNDS - Lifecycle Index 2040 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2040 FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2010

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.6%(a)

FIXED INCOME - 9.7%
1,053,341	TIAA-CREF Bond Index Fund	$10,828,344

	TOTAL FIXED INCOME	10,828,344

INTERNATIONAL EQUITY - 22.6%
1,527,671	TIAA-CREF International Equity Index Fund	25,176,015

	TOTAL INTERNATIONAL EQUITY	25,176,015

U.S. EQUITY - 67.3%
7,848,205	TIAA-CREF Equity Index Fund	74,871,877

	TOTAL U.S. EQUITY	74,871,877

	TOTAL TIAA-CREF FUNDS	110,876,236

	(Cost $100,978,959)

	TOTAL INVESTMENTS - 99.6%	110,876,236
	(Cost $100,978,959)
	OTHER ASSETS & LIABILITIES, NET - 0.4%	414,536

	NET ASSETS - 100.0%	$111,290,772

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

7

TIAA-CREF LIFECYCLE INDEX FUNDS - Lifecycle Index 2045 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2045 FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2010

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.5%(a)

FIXED INCOME - 10.0%
256,228	TIAA-CREF Bond Index Fund	$2,634,027

	TOTAL FIXED INCOME	2,634,027

INTERNATIONAL EQUITY - 22.5%
359,338	TIAA-CREF International Equity Index Fund	5,921,889

	TOTAL INTERNATIONAL EQUITY	5,921,889

U.S. EQUITY - 67.0%
1,849,133	TIAA-CREF Equity Index Fund	17,640,728

	TOTAL U.S. EQUITY	17,640,728

	TOTAL TIAA-CREF FUNDS	26,196,644

	(Cost $23,889,381)

	TOTAL INVESTMENTS - 99.5%	26,196,644
	(Cost $23,889,381)
	OTHER ASSETS & LIABILITIES, NET - 0.5%	120,981

	NET ASSETS - 100.0%	$26,317,625

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

8

TIAA-CREF LIFECYCLE INDEX FUNDS - Lifecycle Index 2050 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2050 FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2010

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.6%(a)

FIXED INCOME - 10.0%
171,212	TIAA-CREF Bond Index Fund	$1,760,062

	TOTAL FIXED INCOME	1,760,062

INTERNATIONAL EQUITY - 22.5%
239,577	TIAA-CREF International Equity Index Fund	3,948,221

	TOTAL INTERNATIONAL EQUITY	3,948,221

U.S. EQUITY - 67.1%
1,236,197	TIAA-CREF Equity Index Fund	11,793,317

	TOTAL U.S. EQUITY	11,793,317

	TOTAL TIAA-CREF FUNDS	17,501,600

	(Cost $15,851,607)

	TOTAL INVESTMENTS - 99.6%	17,501,600
	(Cost $15,851,607)
	OTHER ASSETS & LIABILITIES, NET - 0.4%	66,044

	NET ASSETS - 100.0%	$17,567,644

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

9

TIAA-CREF LIFECYCLE INDEX FUNDS - Lifecycle Index Retirement Income Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX RETIREMENT INCOME FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2010

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 100.1%(a)

FIXED INCOME - 49.8%
414,810	TIAA-CREF Bond Index Fund	$4,264,249

	TOTAL FIXED INCOME	4,264,249

INFLATION-PROTECTED ASSETS - 9.9%
77,083	TIAA-CREF Inflation-Linked Bond Fund	852,543

	TOTAL INFLATION-PROTECTED ASSETS	852,543

INTERNATIONAL EQUITY - 10.1%
52,656	TIAA-CREF International Equity Index Fund	867,764

	TOTAL INTERNATIONAL EQUITY	867,764

U.S. EQUITY - 30.3%
272,134	TIAA-CREF Equity Index Fund	2,596,160

	TOTAL U.S. EQUITY	2,596,160

	TOTAL TIAA-CREF FUNDS	8,580,716

	(Cost $8,092,258)

	TOTAL INVESTMENTS - 100.1%	8,580,716
	(Cost $8,092,258)
	OTHER ASSETS & LIABILITIES, NET - (0.1)%	(5,898)

	NET ASSETS - 100.0%	$8,574,818

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

10

TIAA-CREF LIFECYCLE INDEX FUNDS – Notes to Schedules of Investments (unaudited)

Note 1—organization and significant accounting policies

The Lifecycle Index Funds (the “Funds,” each individually referred to as a “Fund”), are a sub-family of ten funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that was organized on April 15, 1999 and is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust consists of forty-nine series. The remaining funds are presented in separate shareholder reports. Each Lifecycle Index Fund commenced operations on September 30, 2009.

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly-owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly-owned indirect subsidiary of TIAA, which is registered with the Commission as an investment adviser, provides investment management services for the Funds. The Funds offer Institutional, Retirement and Premier Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the Board of Trustees (“Trustees”) and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

The accompanying schedule of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedule of investments.

Accounting for investments: Securities transactions are accounted for as of the trade date for financial reporting purposes.

Transactions with affiliates: The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Trustees, pursuant to the 1940 Act . These transactions are effected at market rates without incurring broker commissions.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Trustees. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent

11

that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. As of December 31, 2010, there were no significant transfers between levels by the Funds.

As of December 31, 2010, 100% of the value of investments in the Lifecycle Index Funds were valued based on Level 1 inputs.

Note 3—investments

At December 31, 2010, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Book Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

Lifecycle Index 2010	$48,347,034	$2,407,553	$(16,636)	$2,390,917
Lifecycle Index 2015	69,836,475	3,894,682	(49,781)	3,844,901
Lifecycle Index 2020	82,417,139	5,362,347	(99,744)	5,262,603
Lifecycle Index 2025	75,323,538	5,399,637	(56,569)	5,343,068
Lifecycle Index 2030	84,511,383	6,791,280	(42,824)	6,748,456
Lifecycle Index 2035	75,693,961	6,894,483	(18,948)	6,875,535
Lifecycle Index 2040	100,978,959	9,905,076	(7,799)	9,897,277
Lifecycle Index 2045	23,889,381	2,307,263	—	2,307,263
Lifecycle Index 2050	15,851,607	1,649,993	—	1,649,993
Lifecycle Index Retirement Income	8,092,258	488,458	—	488,458

12

Item 2. Controls and Procedures.

          (a) An evaluation was performed within 90 days of the date hereof under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

          (b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Date: February 16, 2011	By:	/s/ Scott C. Evans

Scott C. Evans
President and Principal Executive Officer

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: February 16, 2011	By:	/s/ Scott C. Evans

Scott C. Evans
President and Principal Executive Officer
(principal executive officer)

Date: February 16, 2011	By:	/s/ Phillip G. Goff

Phillip G. Goff
Principal Financial Officer, Principal Accounting
Officer and Treasurer
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer
3(b) Section 302 certification of the principal financial officer